UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07989

                         Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                 Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213) 244-0000

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Metropolitan West Funds	September 30, 2014 (Unaudited)
Table of Contents

METROPOLITAN WEST FUNDS

Dear Fellow Shareholder,

We are pleased to present this Annual Report for the Metropolitan West Funds for the period ended September 30, 2014. With your continued investment in and ongoing sponsorship of the Funds, assets grew to over $41 billion by the end of September 2014. As fund advisor, MetWest appreciates this steady growth not only as an indicator that we continue to meet the portfolio needs of our clients, but as a basis to maintain and enhance the resources of the investment team to deliver returns in all types of market environments.

The September 30, 2014 Annual Report for the Metropolitan West Funds covers the following:

Metropolitan West Ultra Short Bond Fund	M-Class (MWUSX), I-Class (MWUIX)
Metropolitan West Low Duration Bond Fund	M-Class (MWLDX), I-Class (MWLIX), Administrative-Class (MWLNX)
Metropolitan West Intermediate Bond Fund	M-Class (MWIMX), I-Class (MWIIX)
Metropolitan West Total Return Bond Fund	M-Class (MWTRX), I-Class (MWTIX), Administrative-Class (MWTNX), Plan-Class (MWTSX)
Metropolitan West High Yield Bond Fund	M-Class (MWHYX), I-Class (MWHIX)
Metropolitan West Unconstrained Bond Fund	M-Class (MWCRX), I Class (MWCIX)
Metropolitan West Floating Rate Income Fund	M-Class (MWFLX), I Class (MWFIX)
Metropolitan West Strategic Income Fund	M-Class (MWSTX), I Class (MWSIX)
Metropolitan West AlphaTrak 500 Fund	M-Class (MWATX)

Economic Review and Market Environment

While the harsh winter dampened first quarter data, the effects faded in the second quarter as manufacturing, housing, and employment showed improvements and both equities and fixed income sectors rallied, suggesting the unlikelihood of a recession. Continuing into the third quarter, volatility picked up in August as speculation about the Federal Reserve’s (Fed) plans for a post-QE regime in the US intensified despite encouraging signs of economic improvement. Final second quarter GDP indicated an annualized pace of expansion at 4.6% and growth in non-farm payrolls showed eight straight months of 200,000+ new jobs in pushing the unemployment rate to below 6%. Various factors have come together to support improved domestic economic conditions, including continued private sector deleveraging, easing fiscal drag and, of course, ongoing accommodation from the Fed. The healthier economy has smoothed the way for reduced purchases of US Treasury and agency mortgage securities by the Fed as 2014 has played out. As the QE asset purchases near an end in October, the focus will be on the Fed Funds rate, namely, when hikes might start and once they do, the pace of normalization from the longstanding zero interest rate policy.

As always, reality confounds well-calibrated economic models, so even as the Fed plots its exit strategy for QE, economic challenges in the rest of the world have renewed programs of aggressive monetary stimulus. With growth slipping in Europe, and bearing the brunt of the sanctions imposed on Russia for invading Ukraine, the European Central Bank (ECB) has hinted strongly they may embark on another round of quantitative easing, with Chairman Mario Draghi committing to do “whatever it takes”. Similarly, Japan’s economy remains mired in the doldrums with the initial promise of “Abe-nomics” fading as tax hikes take a toll. Further, falling property prices and an increasing burden of bad debt are weighing on Chinese growth, with monetary authorities so far unwilling to embark on another round of general easing. Despite the clear divergence in growth trajectories between the US and other economies, global interest rates have been directionally consistent, with yields falling (not least in some of the European peripherals, with funding shockingly cheaper than the US in some cases). It remains to be seen whether developed market interest rates will decouple from one another and move according to the fundamentals of their underlying economies or if, more likely, central banks will work to keep them low.

Following a surprisingly strong first half of 2014, volatility returned during the third quarter as capital markets grappled with some apparent valuation inconsistencies. While a flight-to-quality trade drove US Treasury rates to 2014 lows and caused most non-government fixed income sectors to underperform government debt, equity markets continued their ascent with the S&P 500 Index surpassing 2,000 for the first time in history. Despite softness in non-agency MBS during the quarter, positive carry associated with cash flows helped to drive a positive return in excess of all other fixed income sectors. Additionally, fundamentals such as voluntary prepayments continued to improve, while new issuance remained minimal. Quarterly returns for asset-backed securities (ABS) were flat, though floating rate issues posted a small positive return and continued to outpace fixed rate ABS by a significant margin for 2014. Spreads were slightly wider among credit card and auto ABS, but were modestly tighter for equipment and student loan issues as fundamentals continued to improve. Agency MBS gained 0.2%, but trailed duration-matched US Treasuries by nearly 30 bps as spreads widened modestly. Uncertainty surrounding the timing of changes to the Fed’s accommodative policy pushed mortgages wider in July and August, though increased sponsorship from yield based buyers drove tightening in September as the US Treasury sell-off created attractive opportunities.

1 / Semi-Annual Report September 2014

Corporate credit was weighed down by weakening liquidity conditions, merger and acquisition headlines (especially among industrial sectors such as food and beverage and pharmaceuticals), the Treasury Department’s anti-tax inversion rules, and heavy new issuance. Commodity-related sectors such as energy and metals and mining experienced significant widening as commodity price pressures continued. High yield corporates struggled the most, falling almost 2% with risk premiums increasing by nearly 90 bps as the broad conditions weakened sponsorship, prompting outflows. Not surprisingly, emerging market debt also saw spreads widen, though to a lesser degree than high yield.

The Economy and Market Ahead

{lp;9qGrowth in the US, though still not robust, appears to be picking up and moving out of the recent range near 2%. Barring any unforeseen and unexpected exogenous events, growth in the 2.5% to 3% range seems achievable. The Fed’s prolonged period of stimulus has pushed interest rates lower, squeezed volatility out of markets and encouraged speculation in credit markets by keeping money cheap and driving investors out the risk spectrum in their search for yield. However, as tapering concludes and the Fed enacts a normalization of policy through its exit strategy, there will be upward pressure on rates, particularly if inflation appears. As a result, Fund strategy continues to be largely influenced by a view that interest rate pressures will heighten over time and that late-stage credit cycle dynamics such as increased leverage and looser underwriting standards warrant a cautious and selective investment strategy. Interest rate risk is constrained via a shorter-than-Index duration position and credit risk is managed via selective asset allocation across non-government fixed income sectors.

Thematically, strategy across the Funds remains consistent heading into the fourth quarter of 2014, driven by a view that interest rate pressures will heighten over time and that late-stage credit cycle dynamics such as increased leverage and looser underwriting standards warrant a cautious and selective investment strategy. Interest rate risk is constrained via a shorter-than-Index duration position and selective asset allocation across non-government fixed income sectors. Non-agency MBS continues to offer some of the most compelling opportunities in the fixed income universe and therefore continues to represent a sizable allocation within the Funds where suitable, with positioning reflecting a high degree of selectivity as differentiation of collateral pools become increasingly important. ABS and commercial MBS also continue to appear relatively attractive, with security selection focused on non-traditional ABS collateral types such as student loans while the emphasis among commercial MBS has shifted to agency-backed issues with some exposure to super-senior tranches of seasoned and de-levered non-agency commercial MBS.

Corporate credit has become marginally less attractive with deteriorating underwriting standards and low yield compensation, thus informing an underweight, particularly among industrial credits. However, financials and utilities continue to represent an overweight as both are somewhat protected from increasing leverage due to regulatory oversight. Outside of the investment grade space, bank loans and high yield corporates remain a modest allocation, with a tilt toward issues that are higher in the capital structure and have shorter durations to reduce exposure to interest rate volatility. In the High Yield Fund, this approach manifests itself in a tilt away from the lower quality and less well-collateralized segments of the market, reducing potential risk as the credit cycle ages.

Data sources for the discussion above include Bloomberg, Barclays, and Merrill Lynch.

Fund Results

General Performance Commentary

Performance across the Funds was generally favorable over the past year despite a drag from the defensive duration position as issue selection proved beneficial on a relative return basis given superior bottoms up security selection. The ongoing allocation to non-agency residential mortgage-backed securities where allowed was also additive, as the sector benefitted from solid sponsorship as well as improving fundamentals such as appreciating home prices and declining default rates. Commercial MBS and asset-backed securities (ABS) also remained well bid, particularly non-traditional ABS such as student loan ABS which can provide higher quality collateral and robust structures while still offering a reasonable yield premium over Treasuries or comparable corporates. Given the record setting returns of the S&P 500, the AlphaTrak 500 Fund in particular has benefitted to gain more than 6% in the past six months and more than 20% in the year ended September 30, 2014.

The HighYield Fund gained just over 5% over the year, though a relative overweight to metals and minings credits resulted in a drag as slowing global growth weighed on demand for commodity-based credits. Nevertheless, the risk-adjusted return profile for the Fund remains very appealing and the Fund should be well-poised to capitalize as the credit cycle continues to mature and volatility picks up. Overall, the Fund continues to exhibit favorable default and loss-given-default measures, which is anticipated to benefit the Fund as the market becomes more discriminating in the quarters ahead.

The performance data presented below represents past performance and is no guarantee of future results. Total returns include reinvestment of dividends and distributions. Current performance may be lower or higher than the performance data presented. Performance data current to the most recent month end is available on the Fund’s website at TCW.com. Investment returns and principal value will fluctuate with market conditions. The value of an investment in the Fund, when redeemed, may be worth more or less than its original purchase cost.

Semi-Annual Report September 2014 / 2

Metropolitan West Ultra Short Bond Fund

M-Class (MWUSX), I-Class (MWUIX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWUSX (Inception: June 30, 2003)	0.36%	0.96%	2.48%	4.34%	1.75%	2.23%
BofA Merrill Lynch 1-Year U.S. Treasury Index	0.17%	0.26%	0.28%	0.46%	2.03%	1.91%
MWUIX (Inception: July 31, 2004)	0.21%	1.13%	2.64%	4.51%	1.91%	1.92%
BofA Merrill Lynch 1-Year U.S. Treasury Index	0.17%	0.26%	0.28%	0.46%	2.03%	2.02%

For MWUSX, the total expense ratio is 0.63% and the net expense ratio is 0.50%. For MWUIX, the total expense ratio is 0.44% and the net expense ratio is 0.34%.

Metropolitan West Low Duration Bond Fund

M-Class (MWLDX), I-Class (MWLIX), Administrative-Class (MWLNX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWLDX (Inception: March 31, 1997)	0.81%	1.86%	3.78%	5.18%	3.27%	4.25%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.31%	0.50%	0.48%	1.03%	2.52%	3.75%
MWLIX (Inception: March 31, 2000)	0.91%	2.07%	3.98%	5.38%	3.47%	3.86%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.31%	0.50%	0.48%	1.03%	2.52%	3.34%
MWLNX (Inception: September 22, 2009)	0.69%	1.65%	3.58%	4.96%	–	5.14%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.31%	0.50%	0.48%	1.03%	–	1.06%

For MWLDX, the total expense ratio is 0.61% and the net expense ratio is 0.60%. For MWLIX, the total expense ratio is 0.40% and the net expense ratio is 0.40%. For MWLNX, the total expense ratio is 0.80% and the net expense ratio is 0.80%.

Metropolitan West Intermediate Bond Fund

M-Class (MWIMX), I-Class (MWIIX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWIMX (Inception: June 30, 2003)	1.29%	2.62%	4.23%	6.16%	5.21%	5.18%
Barclays Capital Intermediate U.S. Government/Credit Index	1.20%	2.20%	2.01%	3.42%	4.05%	3.83%
MWIIX (Inception: June 28, 2002)	1.39%	2.94%	4.45%	6.38%	5.43%	6.22%
Barclays Capital Intermediate U.S. Government/Credit Index	1.20%	2.20%	2.01%	3.42%	4.05%	4.38%

For MWIMX, the total expense ratio is 0.70% and the net expense ratio is 0.67%. For MWIIX, the total expense ratio is 0.46% and the net expense ratio is 0.46%.

Metropolitan West Total Return Bond Fund

M-Class (MWTRX), I-Class (MWTIX), Administrative-Class (MWTNX), Plan-Class (MWTSX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWTRX (Inception: March 31, 1997)	2.45%	4.81%	5.51%	7.05%	6.55%	7.05%
Barclays Capital U.S. Aggregate Bond Index	2.21%	3.96%	2.43%	4.12%	4.62%	5.80%
MWTIX (Inception: March 31, 2000)	2.48%	4.95%	5.71%	7.26%	6.77%	6.96%
Barclays Capital U.S. Aggregate Bond Index	2.21%	3.96%	2.43%	4.12%	4.62%	5.61%
MWTNX (Inception: December 18, 2009)	2.37%	4.64%	5.31%	–	–	6.34%
Barclays Capital U.S. Aggregate Bond Index	2.21%	3.96%	2.43%	–	–	4.06%
MWTSX (Inception: August 1, 2011)	2.57%	5.13%	5.62%	–	–	5.46%
Barclays Capital U.S. Aggregate Bond Index	2.21%	3.96%	2.43%	–	–	3.00%

3 / Semi-Annual Report September 2014

For MWTRX, the total expense ratio is 0.68% and the net expense ratio is 0.67%. For MWTIX, the total expense ratio is 0.44% and the net expense ratio is 0.44%. For MWTNX, the total expense ratio is 0.83% and the net expense ratio is 0.83%. For MWTSX, the total expense ratio is 0.39% and the net expense ratio is 0.39%.

Metropolitan West High Yield Bond Fund

M-Class (MWHYX), I-Class (MWHIX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWHYX (Inception: September 30, 2002)	(0.31)%	4.99%	9.44%	8.48%	7.60%	9.94%
Barclays Capital U.S. Corporate High Yield Index - 2% Issuer Cap	0.50%	7.19%	11.07%	10.52%	8.32%	10.28%
MWHIX (Inception: March 31, 2003)	(0.19)%	5.25%	9.71%	8.75%	7.86%	9.02%
Barclays Capital U.S. Corporate High Yield Index - 2% Issuer Cap	0.50%	7.19%	11.07%	10.52%	8.32%	9.46%

For MWHYX, the total expense ratio is 0.90% and the net expense ratio is 0.81%. For MWHIX, the total expense ratio is 0.60% and the net expense ratio is 0.57%.

Metropolitan West Unconstrained Bond Fund

M-Class (MWCRX), I-Class (MWCIX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWCRX (Inception: October 1, 2011)	1.68%	4.78%	9.99%	–	–	9.99%
BofA Merrill Lynch U.S. LIBOR 3-Month Average Index	0.12%	0.24%	0.34%	–	–	0.34%
MWCIX (Inception: October 1, 2011)	1.80%	5.12%	10.22%	–	–	10.22%
BofA Merrill Lynch U.S. LIBOR 3-Month Average Index	0.12%	0.24%	0.34%	–	–	0.34%

For MWCRX, the total expense ratio is 1.04% and the net expense ratio is 1.01%. For MWCIX, the total expense ratio is 0.77% and the net expense ratio is 0.77%.

Metropolitan West Floating Rate Income Fund

M-Class (MWFLX), I-Class (MWFIX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWFLX (Inception: June 28, 2013)	1.06%	4.39%	–	–	–	4.94%
S&P/LSTA Leveraged Loan Index	0.90%	3.82%	–	–	–	4.02%
MWFIX (Inception: June 28, 2013)	1.06%	4.48%	–	–	–	5.06%
S&P/LSTA Leveraged Loan Index	0.90%	3.82%	–	–	–	4.02%

For MWFLX, the total expense ratio is 1.14% and the net expense ratio is 0.87%. For MWFIX, the total expense ratio is 0.80% and the net expense ratio is 0.67%.

Semi-Annual Report September 2014 / 4

Metropolitan West Strategic Income Fund

M-Class (MWSTX), I-Class (MWSIX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: June 30, 2003)	1.61%	3.77%	6.41%	9.04%	3.79%	4.90%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index + 2%	1.02%	2.05%	2.07%	2.10%	3.63%	3.57%
MWSIX (Inception: March 31, 2004)	1.75%	4.19%	6.73%	9.32%	4.05%	4.03%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index + 2%	1.02%	2.05%	2.07%	2.10%	3.63%	3.61%

For MWSTX, the total expense ratio is 2.36% and the net expense ratio is 2.35%. For MWSIX, the total expense ratio is 2.05% and the net expense ratio is 2.05%.

Metropolitan West AlphaTrak 500 Fund

(MWATX)

	Performance Through September 30, 2014
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWATX (Inception: June 29, 1998)	6.33%	20.36%	24.92%	20.79%	7.76%	5.43%
Standard & Poor’s 500 Index	5.30%	18.47%	22.64%	15.50%	8.02%	5.32%

For MWATX, the total expense ratio is 3.30% and the net expense ratio is 0.90%.

A Disciplined Value Philosophy

As we get set to see a winding down of the longstanding quantitative easing program of the Federal Reserve and, again, expect challenges as our government leaders grapple with midterm elections in Washington and the ongoing budget and the debt ceiling debates, it’s as important as ever to maintain our long-term perspective and value-oriented discipline to carry through to our investment management. Key to this is diversification and risk control, with an awareness to opportunities that generate returns and protect those gains as they are earned.

Again, we thank you for your continued support of the Metropolitan West Funds and look forward to the ongoing opportunity to meet your investment objectives.

Sincerely,

David B. Lippman

President and Principal Executive Officer of the Trust

Metropolitan West Funds

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

Bond Funds have similar interest rates, issues, and credit risks as those associated with the underlying bonds in their portfolio, all of which could reduce a Fund’s value. As interest rates rise, the value of a Bond Fund can decline and an investor can lose principal. Additional risks to the funds include derivatives risk, foreign securities risk, asset-backed securities risk, and prepayment risk. The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher rated bonds, including “leverage risk”. The Strategic Income Fund engages in sophisticated investment strategies, and is subject to short sales and leverage risks. The AlphaTrak 500 trades futures and derivative contracts. These Funds may not be suitable for all investors.

Derivatives risk refers to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset. Foreign securities risk refers to the value of the Fund’s investments in foreign securities on changing currency values, political and economic environments in the countries where the Fund invests. Asset-backed securities risk refers to certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Prepayment risk refers to the possibility that falling interest rates may cause the owners of the underlying to pay off their mortgages at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Short sale risk refers to the limited ability of the Fund to sell a debt or equity security short (without owning it) and to borrow the same security from a broker or other institution to complete the sale. If the value of the short sale increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. Leverage Risk refers to the limited ability of Fund to borrow from broker-dealers or other institutions to leverage

5 / Semi-Annual Report September 2014

a transaction, provided that the borrowing is fully-collateralized. The Fund’s assets may change in value while the borrowing is outstanding which could create interest expenses that can exceed the income from the assets retained.

The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses for the Metropolitan West Ultra Short Bond Fund, Intermediate Bond Fund, Total Return Bond Fund (Plan Class), High Yield Bond Fund, Unconstrained Bond Fund and AlphaTrak 500 Fund until July 31, 2015.

The views and forecasts expressed here are as of October 2014, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors.

Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, Suite 110, 899 Cassatt Road., Berwyn, PA 19312.

This report must be preceded or accompanied by a prospectus.

Semi-Annual Report September 2014 / 6

Metropolitan West Funds

Disclosure of Fund Expenses

For the Six Months Ended September 30, 2014 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (SEC) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expense Ratio[1]	Expenses Paid During Period[2]
ULTRA SHORT BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,003.63	0.50%	$2.51
Class I	$1,000.00	$1,002.11	0.34%	$1.71
Hypothetical 5% Return
Class M	$1,000.00	$1,022.56	0.50%	$2.54
Class I	$1,000.00	$1,023.36	0.34%	$1.72
LOW DURATION BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,008.13	0.60%	$3.02
Class I	$1,000.00	$1,009.14	0.40%	$2.01
Administrative Class	$1,000.00	$1,006.88	0.80%	$4.02
Hypothetical 5% Return
Class M	$1,000.00	$1,022.06	0.60%	$3.04
Class I	$1,000.00	$1,023.06	0.40%	$2.03
Administrative Class	$1,000.00	$1,021.06	0.80%	$4.05

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period shown).

7 / Semi-Annual Report September 2014

	Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expense Ratio[1]	Expenses Paid During Period[2]
INTERMEDIATE BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,012.87	0.67%	$3.38
Class I	$1,000.00	$1,013.94	0.46%	$2.32
Hypothetical 5% Return
Class M	$1,000.00	$1,021.71	0.67%	$3.40
Class I	$1,000.00	$1,022.76	0.46%	$2.33
TOTAL RETURN BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,024.51	0.67%	$3.40
Class I	$1,000.00	$1,024.76	0.44%	$2.23
Administrative Class	$1,000.00	$1,023.68	0.83%	$4.21
Plan Class	$1,000.00	$1,025.73	0.39%	$1.98
Hypothetical 5% Return
Class M	$1,000.00	$1,021.71	0.67%	$3.40
Class I	$1,000.00	$1,022.86	0.44%	$2.23
Administrative Class	$1,000.00	$1,020.91	0.83%	$4.20
Plan Class	$1,000.00	$1,023.11	0.39%	$1.98
HIGH YIELD BOND FUND
Actual Fund Return
Class M	$1,000.00	$ 996.89	0.81%	$4.05
Class I	$1,000.00	$ 998.14	0.57%	$2.86
Hypothetical 5% Return
Class M	$1,000.00	$1,021.01	0.81%	$4.10
Class I	$1,000.00	$1,022.21	0.57%	$2.89
UNCONSTRAINED BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,016.82	1.01%	$5.11
Class I	$1,000.00	$1,018.03	0.77%	$3.90
Hypothetical 5% Return
Class M	$1,000.00	$1,020.00	1.01%	$5.11
Class I	$1,000.00	$1,021.21	0.77%	$3.90

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period shown).

Semi-Annual Report September 2014 / 8

	Beginning Account Value 04/01/14	Ending Account Value 09/30/14	Expense Ratio[1]	Expenses Paid During Period[2]
FLOATING RATE INCOME FUND
Actual Fund Return
Class M	$1,000.00	$1,010.57	0.87%	$4.38
Class I	$1,000.00	$1,010.55	0.67%	$3.38
Hypothetical 5% Return
Class M	$1,000.00	$1,020.71	0.87%	$4.41
Class I	$1,000.00	$1,021.71	0.67%	$3.40
STRATEGIC INCOME FUND
Actual Fund Return
Class M	$1,000.00	$1,016.06	2.35%	$11.88
Class I	$1,000.00	$1,017.51	2.05%	$10.37
Hypothetical 5% Return
Class M	$1,000.00	$1,013.29	2.35%	$11.86
Class I	$1,000.00	$1,014.79	2.05%	$10.35
ALPHATRAK 500 FUND
Actual Fund Return	$1,000.00	$1,063.33	0.90%	$4.66
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$4.56

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period shown).

9 / Semi-Annual Report September 2014

Metropolitan West Funds

Summary of Portfolio Holdings

September 30, 2014 (Unaudited)

These tables are provided to give you a quick reference to the composition of each Fund. The “Sector Diversification” table is a percentage of net assets. The “Distribution by Maturity” table is a percentage of market value. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

ULTRA SHORT BOND FUND
Sector Diversification		Distribution by Maturity
U.S. Agency Mortgage-Backed	43.62%	0 to 1 years	27.98%
Corporate Bonds	14.24%	1 year to 3 years	35.09%
Commercial Mortgage-Backed	11.30%	3 years to 5 years	25.00%
Non-Agency Mortgage-Backed	9.62%	5 years to 10 years	9.22%
U.S. Agency Discount Notes	9.37%	10 years to 20 years	0.70%
Asset-Backed Securities	4.12%	20 years +	2.01%
U.S. Agency Securities	2.75%
Money Market RIC	2.01%
Commercial Paper	1.10%
Municipal Bonds	0.68%
Bank Loans	0.33%
U.S. Treasury Securities	0.17%
Other *	0.69%
Total	100.00%	Total	100.00%

LOW DURATION BOND FUND
Sector Diversification		Distribution by Maturity
U.S. Agency Mortgage-Backed	19.90%	0 to 1 years	27.10%
Corporate Bonds	17.60%	1 year to 3 years	27.83%
Non-Agency Mortgage-Backed	17.56%	3 years to 5 years	22.84%
Asset-Backed Securities	14.66%	5 years to 10 years	17.73%
U.S. Agency Discount Notes	12.74%	10 years to 20 years	2.05%
Commercial Mortgage-Backed	5.98%	20 years +	2.45%
U.S. Agency Securities	4.02%
Money Market RIC	1.98%
Municipal Bonds	1.07%
Commercial Paper	0.72%
Bank Loans	0.66%
U.S. Treasury Securities	0.60%
U.S. Treasury Bills	0.01%
Purchased Swaptions	0.01%
Other *	2.49%
Total	100.00%	Total	100.00%

Semi-Annual Report September 2014 / 10

INTERMEDIATE BOND FUND
Sector Diversification		Distribution by Maturity
U.S. Treasury Securities	34.62%	0 to 1 years	10.63%
Corporate Bonds	15.16%	1 year to 3 years	28.81%
U.S. Agency Mortgage-Backed	15.09%	3 years to 5 years	23.03%
Non-Agency Mortgage-Backed	12.48%	5 years to 10 years	32.02%
Asset-Backed Securities	9.27%	10 years to 20 years	2.99%
Commercial Mortgage-Backed	3.65%	20 years +	2.52%
U.S. Agency Discount Notes	3.32%
Money Market RIC	1.94%
U.S. Agency Securities	1.40%
Municipal Bonds	1.19%
Commercial Paper	0.79%
Bank Loans	0.11%
U.S. Treasury Bills	0.01%
Other *	0.97%
Total	100.00%	Total	100.00%

TOTAL RETURN BOND FUND
Sector Diversification		Distribution by Maturity
U.S. Treasury Securities	31.43%	0 to 1 years	(1.50)%
U.S. Agency Mortgage-Backed	26.17%	1 year to 3 years	26.14%
Corporate Bonds	13.56%	3 years to 5 years	10.03%
Non-Agency Mortgage-Backed	12.76%	5 years to 10 years	49.20%
Asset-Backed Securities	9.10%	10 years to 20 years	6.17%
U.S. Agency Discount Notes	7.70%	20 years +	9.96%
Commercial Mortgage-Backed	4.16%
Money Market RIC	1.96%
Municipal Bonds	1.60%
Commercial Paper	1.56%
Repurchase Agreements	0.84%
U.S. Agency Securities	0.81%
Bank Loans	0.24%
Foreign Government Obligations	0.23%
Purchased Swaptions	0.08%
U.S. Treasury Bills	0.04%
Put Options Purchased	0.04%
Common Stock	0.04%
Call Options Purchased	0.00%
Other *	(12.32)%
Total	100.00%	Total	100.00%

11 / Semi-Annual Report September 2014

HIGH YIELD BOND FUND
Sector Diversification		Distribution by Maturity
Corporate Bonds	80.75%	0 to 1 years	4.71%
Bank Loans	9.74%	1 year to 3 years	6.28%
Money Market RIC	2.03%	3 years to 5 years	15.94%
Common Stock	1.35%	5 years to 10 years	60.98%
Asset-Backed Securities	1.03%	10 years to 20 years	6.83%
U.S. Agency Discount Notes	0.56%	20 years +	5.26%
Non-Agency Mortgage-Backed	0.02%
Warrant	0.00%
Other *	4.52%
Total	100.00%	Total	100.00%

UNCONSTRAINED BOND FUND
Sector Diversification		Distribution by Maturity
Non-Agency Mortgage-Backed	30.60%	0 to 1 years	18.00%
Corporate Bonds	19.78%	1 year to 3 years	14.40%
Asset-Backed Securities	19.14%	3 years to 5 years	12.72%
U.S. Agency Discount Notes	10.85%	5 years to 10 years	38.91%
Commercial Mortgage-Backed	7.42%	10 years to 20 years	11.48%
U.S. Agency Mortgage-Backed	5.72%	20 years +	4.49%
Money Market RIC	2.00%
Municipal Bonds	1.55%
U.S. Agency Securities	1.49%
Bank Loans	0.65%
Commercial Paper	0.58%
Foreign Government Obligations	0.53%
U.S. Treasury Bills	0.05%
U.S. Treasury Securities	0.05%
Mutual Funds	0.01%
Other *	(0.42)%
Total	100.00%	Total	100.00%

Semi-Annual Report September 2014 / 12

FLOATING RATE INCOME FUND
Sector Diversification		Distribution by Maturity
Bank Loans	72.97%	0 to 1 years	13.15%
Corporate Bonds	9.87%	1 year to 3 years	5.26%
U.S. Agency Discount Notes	9.34%	3 years to 5 years	24.37%
Money Market RIC	2.01%	5 years to 10 years	51.66%
U.S. Agency Securities	1.41%	10 years to 20 years	1.09%
Municipal Bonds	0.50%	20 years +	4.47%
Other *	3.90%
Total	100.00%	Total	100.00%

STRATEGIC INCOME FUND
Sector Diversification		Distribution by Maturity
Non-Agency Mortgage-Backed	40.85%	0 to 1 years	18.23%
Asset-Backed Securities	20.18%	1 year to 3 years	15.00%
U.S. Agency Discount Notes	11.37%	3 years to 5 years	21.45%
Corporate Bonds	9.87%	5 years to 10 years	29.37%
U.S. Agency Mortgage-Backed	6.76%	10 years to 20 years	10.62%
Commercial Mortgage-Backed	3.01%	20 years +	5.33%
Commercial Paper	2.07%
Money Market RIC	2.00%
U.S. Agency Securities	0.56%
Bank Loans	0.48%
Common Stock	0.36%
U.S. Treasury Securities	0.20%
U.S. Treasury Bills	0.01%
Mutual Funds	0.01%
Foreign Government Obligations	0.00%
Municipal Bonds	0.00%
Other *	2.27%
Total	100.00%	Total	100.00%

13 / Semi-Annual Report September 2014

ALPHATRAK 500 FUND
Sector Diversification		Distribution by Maturity
U.S. Agency Discount Notes	27.36%	0 to 1 years	44.33%
Non-Agency Mortgage-Backed	17.94%	1 year to 3 years	22.05%
Corporate Bonds	15.63%	3 years to 5 years	14.14%
Asset-Backed Securities	12.79%	5 years to 10 years	11.61%
U.S. Agency Mortgage-Backed	11.79%	10 years to 20 years	4.62%
Commercial Mortgage-Backed	7.89%	20 years +	3.25%
Money Market RIC	2.00%
U.S. Agency Securities	1.63%
U.S. Treasury Bills	1.57%
Municipal Bonds	0.96%
Other *	0.44%
Total	100.00%	Total	100.00%

* Includes cash and equivalents, futures, foreign currency exchange contracts, options written, swaps, pending trades, fund share transactions, interest and dividends receivable and accrued expenses payable.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ most recent Form N-Q was filed for the quarter ended June 30, 2014. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report September 2014 / 14

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 86.83%
ASSET-BACKED SECURITIES — 4.12%**
Goal Capital Funding Trust, Series 2006-1,
Class A3
0.36%	11/25/26[2]	$232,512	$230,575
Nelnet Student Loan Trust, Series 2012-5A,
Class A
0.76%	10/27/36[2,3]	231,565	231,009
SLC Student Loan Trust, Series 2005-1,
Class A2
0.31%	11/15/21[2]	532,495	532,299
SLM Student Loan Trust, Series 2003-12,
Class A5
0.51%	09/15/22[2,3]	344,723	344,823
SLM Student Loan Trust, Series 2005-8,
Class A3
0.34%	10/25/24[2]	800,926	799,600
SLM Student Loan Trust, Series 2006-4,
Class A5
0.33%	10/27/25[2]	917,002	914,836
SLM Student Loan Trust, Series 2007-7,
Class A3
0.47%	04/25/17[2]	990,000	989,517
SLM Student Loan Trust, Series 2008-5,
Class A3
1.53%	01/25/18[2]	775,575	780,421
SLM Student Loan Trust, Series 2008-8,
Class A2
1.13%	10/25/17[2]	224,863	225,618
SLM Student Loan Trust, Series 2010-1,
Class A
0.56%	03/25/25[2]	986,381	987,956
SLM Student Loan Trust, Series 2012-6,
Class A2
0.44%	09/25/19[2]	638,453	638,621
SLM Student Loan Trust, Series 2013-4,
Class A
0.70%	06/25/27[2]	334,367	335,122
SLM Student Loan Trust, Series 2013-5,
Class A1
0.42%	05/25/18[2]	779,258	779,388
Triton Container Finance LLC,
Series 2007-1A, Class NOTE
0.29%	02/26/19[2,3]	15,625	15,593

Total Asset-Backed Securities
(Cost $7,799,995)			7,805,378

BANK LOANS — 0.33%*
Health Care — 0.33%
HCA, Inc., Term Loan B4
2.98%	05/01/18[2]	634,235	627,629

Total Bank Loans
(Cost $634,235)

Issues	Maturity Date	Principal Amount	Value
CORPORATES — 14.24%*
Automotive — 0.48%
Nissan Motor Acceptance Corp.
0.94%	09/26/16[2,3]	$900,000	$907,823

Banking — 2.99%
Abbey National Treasury Services
PLC/London (United Kingdom)
3.88%	11/10/14[3,4]	500,000	501,795
Bank of America N.A. (BKNT)
0.53%	06/15/17[2]	750,000	745,351
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15[2,4]	500,000	500,806
0.56%	08/24/15[2,4]	850,000	849,805
JPMorgan Chase Bank N.A.
0.56%	06/13/16[2]	1,550,000	1,547,793
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16	295,000	318,719
Macquarie Bank Ltd. (Australia)
0.68%	06/15/16[2,3,4]	500,000	500,210
National City Bank/Cleveland OH (BKNT)
0.60%	06/07/17[2]	700,000	698,163

			5,662,642

Communications — 0.72%
AT&T, Inc.
2.50%	08/15/15	438,000	445,525
Verizon Communications, Inc.
1.76%	09/15/16[2]	900,000	923,674

			1,369,199

Electric — 0.32%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15	600,000	603,910

Energy — 0.64%
Florida Gas Transmission Co. LLC
4.00%	07/15/15[3]	550,000	563,593
Trans-Canada Pipelines Ltd. (Canada)
0.91%	06/30/16[2,4]	650,000	654,965

			1,218,558

Finance — 2.29%
Citigroup, Inc.
1.19%	07/25/16[2]	1,800,000	1,820,014
5.30%	01/07/16	275,000	290,293
Ford Motor Credit Co. LLC, Series FRN
1.48%	05/09/16[2]	600,000	608,659
General Electric Capital Corp.,
Series G (MTN)
0.88%	07/12/16[2]	500,000	504,836

See accompanying notes to Schedule of Portfolio Investments.

15 / Semi-Annual Report September 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.,
Series 3YR
3.00%	09/25/17	$650,000	$657,313
Goldman Sachs Group, Inc., Series B (MTN)
0.63%	07/22/15[2]	200,000	200,316
Morgan Stanley (MTN)
0.68%	10/18/16[2]	260,000	260,408

			4,341,839

Food — 0.26%
Kraft Foods Group, Inc.
1.62%	06/04/15	500,000	503,815

Health Care — 0.94%
McKesson Corp.
0.63%	09/10/15[2]	800,000	801,239
Providence Health & Services
Obligated Group
0.88%	10/01/15[2]	975,000	976,581

			1,777,820

Industrials — 0.59%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15[3,4]	1,100,000	1,112,743

Insurance — 0.43%
Metropolitan Life Global Funding I
0.76%	07/15/16[2,3]	250,000	252,115
1.70%	06/29/15[3]	550,000	555,472

			807,587

Real Estate Investment Trust (REIT) — 4.48%
Arc Properties Operating Partnership LP/
Clark Acquisition LLC
2.00%	02/06/17[3]	450,000	450,228
Brandywine Operating Partnership LP
7.50%	05/15/15	700,000	727,812
Camden Property Trust
5.00%	06/15/15	320,000	329,608
HCP, Inc.
6.00%	01/30/17	1,100,000	1,215,628
7.07%	06/08/15	625,000	651,676
Hospitality Properties Trust
6.30%	06/15/16	500,000	528,644
Kimco Realty Corp. (MTN)
5.58%	11/23/15	560,000	589,894
Mid-America Apartments LP
5.50%	10/01/15	900,000	940,846
Nationwide Health Properties, Inc.
6.00%	05/20/15	1,025,000	1,058,324

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Pan Pacific Retail Properties, Inc.
5.25%	09/01/15	$500,000	$520,147
Realty Income Corp.
5.50%	11/15/15	700,000	735,675
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17[3]	750,000	751,446

			8,499,928

Transportation — 0.10%
JetBlue Airways Pass-Through Trust,
Series 2004, Class G1
0.61%	08/15/16[2]	201,608	198,241

Total Corporates
(Cost $26,767,005)			27,004,105

MORTGAGE-BACKED — 64.54%**
Commercial Mortgage-Backed — 11.30%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2004-6, Class A5
4.81%	12/10/42	325,043	325,052
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45[2]	700,000	703,177
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47[2]	531,859	548,912
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-3, Class A3
5.79%	06/10/49[2]	323,399	324,564
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW16,
Class AAB
5.90%	06/11/40[2]	561,829	577,017
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW17,
Class A3
5.74%	06/11/50	239,838	242,680
COMM Mortgage Trust, Series 2012-CR5,
Class A2
1.68%	12/10/45	520,000	516,002
Commercial Mortgage Trust,
Series 2006-C8, Class AAB
5.29%	12/10/46	89,022	89,742
Commercial Mortgage Trust,
Series 2006-CD3, Class A1S
5.61%	10/15/48	928,617	992,711
Commercial Mortgage Trust,
Series 2012-CR3, Class A1
0.67%	10/15/45	1,332,481	1,326,798

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 16

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38[2]	$564,907	$569,082
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49[2,3]	891,164	895,759
DBUBS Mortgage Trust, Series 2011-LX2A,
Class A1
3.53%	07/10/44[3]	907,399	953,868
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A5
4.77%	06/10/48[2]	508,505	512,185
GS Mortgage Securities Trust,
Series 2011-GC3, Class A2
3.64%	03/10/44[3]	760,832	781,546
GS Mortgage Securities Trust,
Series 2011-GC5, Class A2
3.00%	08/10/44	1,040,000	1,071,257
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CBX,
Class A6
4.90%	01/12/37	645,576	645,225
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP2,
Class ASB
4.66%	07/15/42	44,225	44,280
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP5,
Class A3
5.43%	12/15/44[2]	319,325	320,443
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP5,
Class A4
5.40%	12/15/44[2]	1,330,000	1,371,784
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class ASB
5.51%	12/12/44[2]	124,300	126,507
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP7,
Class ASB
6.06%	04/15/45[2]	605,327	619,425
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class A3S
5.24%	05/15/47[3]	104,802	104,941
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB20,
Class ASB
5.69%	02/12/51	138,838	145,832
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD11,
Class ASB
5.98%	06/15/49[2]	286,662	301,578

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2011-C3,
Class A3
4.39%	02/15/46[3]	$1,100,000	$1,186,863
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2005-LDP2, Class A3
4.70%	07/15/42	838,738	839,885
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46[3]	980,000	1,048,442
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class K
5.25%	04/15/37[2,3]	1,274,000	1,277,137
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.74%	02/15/30	200,021	200,452
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-BPC1, Class A5
4.86%	10/12/41[2]	25,697	25,682
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A
5.17%	12/12/49	897,915	959,527
Morgan Stanley Capital I Trust,
Series 2001-C3, Class A2
3.22%	08/15/49	605,110	625,653
Morgan Stanley Capital I Trust,
Series 2007-HQ12, Class A2
5.59%	04/12/49[2]	743,506	753,963
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class A4
4.80%	10/15/41	66,524	66,460
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A2
5.42%	04/15/47	48,569	48,618
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A1
2.50%	02/15/44[3]	282,841	285,061

			21,428,110

Non-Agency Mortgage-Backed — 9.62%
Aames Mortgage Trust, Series 2002-1,
Class A3 (STEP)
6.51%	06/25/32	34,578	33,740
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
2.93%	05/25/35[2]	764,528	684,297
Adjustable Rate Mortgage Trust,
Series 2005-11, Class 2A12
2.64%	02/25/36[2]	227,726	226,052
Adjustable Rate Mortgage Trust,
Series 2005-11, Class 2A41
2.64%	02/25/36[2]	459,606	448,130

See accompanying notes to Schedule of Portfolio Investments.

17 / Semi-Annual Report September 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE4, Class M2
0.83%	05/25/35[2]	$200,072	$200,552
Banc of America Funding Corp.,
Series 2003-2, Class 1A1
6.50%	06/25/32	8,924	9,465
Banc of America Funding Corp.,
Series 2006-G, Class 2A3
0.32%	07/20/36[2]	138,861	138,950
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-3, Class A4
4.67%	07/10/43	1,028,000	1,048,396
Banc of America Mortgage Securities, Inc.,
Series 2003-A, Class 2A2
3.03%	02/25/33[2]	3,093	3,085
BCAP LLC Trust, Series 2007-AA1,
Class 1A2
0.32%	02/25/47[2]	392,254	358,724
Centex Home Equity Loan Trust,
Series 2005-D, Class M1
0.58%	10/25/35[2]	575,000	564,864
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.86%	02/25/34[2]	119,097	117,265
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class MV1
0.80%	08/25/35[2]	346,317	342,654
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.34%	03/25/37[2]	2,300,827	2,263,212
Conseco Financial Corp., Series 1994-1,
Class A5
7.65%	04/15/19	561	584
Countrywide Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31	128,600	136,945
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C5, Class AAB
5.62%	09/15/40[2]	647,712	684,031
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR31,
Class 4A2
2.65%	11/25/32[2]	200,000	182,175
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB4,
Class A2A (STEP)
4.54%	04/25/37	12,035	12,054
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43[2,3]	349,224	348,895
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2004-AR3,
Class 2A2A
0.52%	07/19/44[2]	353,911	346,059

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Equifirst Mortgage Loan Trust, Series 2005-1,
Class M1
0.58%	04/25/35[2]	$326,582	$326,915
Fremont Home Loan Trust, Series 2005-C,
Class M1
0.64%	07/25/35[2]	316,935	317,536
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.46%	06/25/28	79	78
GMAC Mortgage Corp. Loan Trust,
Series 2003-GH1, Class A5 (STEP)
5.60%	07/25/34	22,441	22,755
Green Tree Home Improvement Loan Trust,
Series 1995-F, Class B2
7.10%	01/15/21	4,566	4,569
GSAA Trust, Series 2006-2, Class 2A3
0.42%	12/25/35[2]	403,350	400,952
Home Equity Loan Trust, Series 2007-3,
Class APT
1.35%	11/20/36[2]	708,539	709,844
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.94%	12/25/34[2]	684,361	572,355
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
2.70%	10/25/34[2]	612,470	624,864
IndyMac Manufactured Housing Contract,
Series 1998-2, Class A4
6.64%	08/25/29[2]	60,961	60,834
Irwin Home Equity Corp., Series 2003-A,
Class M2
2.80%	10/25/27[2]	8,295	8,276
JPMorgan Mortgage Trust, Series 2005-A2,
Class 9A1
2.50%	04/25/35[2]	515,050	519,598
MASTR Adjustable Rate Mortgages Trust,
Series 2004-1, Class 2A1
2.75%	01/25/34[2]	14,174	13,821
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
2.84%	10/25/34[2]	741,464	706,676
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
2.59%	06/25/34[2]	16,043	15,522
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A2
0.26%	03/25/47[2]	632,411	622,218
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
2.53%	10/25/32[2]	82,044	82,251
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 2A
2.19%	12/25/32[2]	221,178	229,098

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 18

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35	$29,020	$31,188
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.42%	05/25/35[2]	449,766	449,103
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33	257,963	259,797
Residential Asset Mortgage Products, Inc.,
Series 2003-SL1, Class A11
7.12%	03/25/16	4,382	4,463
Residential Asset Mortgage Products, Inc.,
Series 2004-SL1, Class A2
8.50%	11/25/31†	67,467	26,986
Residential Asset Mortgage Products, Inc.,
Series 2004-SL1, Class A8
6.50%	11/25/31	112,204	115,962
Residential Asset Securities Corp.,
Series 2004-IP2, Class 2A1
2.49%	12/25/34[2]	278,319	284,351
Residential Asset Securities Corp.,
Series 2005-KS12, Class A3
0.48%	01/25/36[2]	698,000	691,779
Residential Funding Mortgage Securities II,
Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29	21,124	21,144
Residential Funding Mortgage Securities II,
Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25	1,803	1,800
Soundview Home Equity Loan Trust,
Series 2006-WF2, Class A2C
0.30%	12/25/36[2]	580,279	571,930
Structured Asset Investment Loan Trust,
Series 2005-5, Class M1
0.78%	06/25/35[2]	550,210	551,737
Structured Asset Securities Corp.,
Series 2001-15A, Class 4A1
2.18%	10/25/31[2]	35,896	36,165
Terwin Mortgage Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34[3,5]	4,762,093	69,183
UCFC Home Equity Loan, Series 1998-D,
Class BF1
8.96%	04/15/30[2]	1,243	182
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2005-4, Class CB13
0.66%	06/25/35[2]	411,106	320,834
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
1.52%	06/25/42[2]	78,377	76,384
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.44%	06/25/33[2]	238,744	241,547

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2003-MS9, Class 1A
7.00%	04/25/33	$1,613	$1,654
Wells Fargo Home Equity Trust,
Series 2005-3, Class M1
0.56%	11/25/35[2]	483,426	483,541
Wells Fargo Home Equity Trust,
Series 2005-4, Class AI3
0.54%	12/25/35[2]	610,673	604,781

			18,232,802

U.S. Agency Mortgage-Backed — 43.62%
Fannie Mae Aces, Series 2014-M6, Class FA
0.46%	12/25/17	963,800	965,306
Fannie Mae Pool 111643
1.93%	09/01/20[2]	9,575	9,645
Fannie Mae Pool 254548
5.50%	12/01/32	358,451	402,358
Fannie Mae Pool 523829
8.00%	11/01/19	67,613	75,970
Fannie Mae Pool 555098
2.47%	11/01/32[2]	54,882	57,848
Fannie Mae Pool 555424
5.50%	05/01/33	234,633	262,040
Fannie Mae Pool 567002
8.00%	05/01/23	53,478	60,328
Fannie Mae Pool 646884
1.79%	05/01/32[2]	5,955	5,979
Fannie Mae Pool 648860
6.50%	05/01/17	129,207	134,743
Fannie Mae Pool 655127
7.00%	07/01/32	12,580	13,318
Fannie Mae Pool 655133
7.00%	08/01/32	25,705	28,728
Fannie Mae Pool 655151
7.00%	08/01/32	18,159	19,637
Fannie Mae Pool 745506
5.66%	02/01/16	451,274	470,756
Fannie Mae Pool 754001
2.63%	12/01/33[2]	364,079	366,741
Fannie Mae Pool 762525
6.50%	11/01/33	48,365	53,510
Fannie Mae Pool 770900
2.06%	04/01/34[2]	346,021	369,105
Fannie Mae Pool 893489
2.25%	09/01/36[2]	73,289	78,603
Fannie Mae Pool AD0538
6.00%	05/01/24	214,414	235,295
Fannie Mae Pool AE0443
6.50%	10/01/39	326,132	370,169

See accompanying notes to Schedule of Portfolio Investments.

19 / Semi-Annual Report September 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL0561
3.74%	06/01/18	$924,285	$984,199
Fannie Mae Pool AL0851
6.00%	10/01/40	280,108	317,579
Fannie Mae REMICS, Series 2003-29,
Class F
0.66%	12/25/32[2]	853,656	856,269
Fannie Mae REMICS, Series 2003-64,
Class KS
9.44%	07/25/18[2]	146,719	162,125
Fannie Mae REMICS, Series 2004-38,
Class FT
0.58%	10/25/33[2]	1,141,281	1,148,553
Fannie Mae REMICS, Series 2005-57,
Class EG
0.46%	03/25/35[2]	1,318,729	1,322,956
Fannie Mae REMICS, Series 2006-84,
Class WF
0.46%	02/25/36[2]	535,682	537,012
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39	229,884	249,619
Fannie Mae REMICS, Series 2011-8,
Class PF
0.66%	01/25/40[2]	676,164	680,647
Fannie Mae REMICS, Series 2012-19,
Class FP
0.66%	12/25/39[2]	1,608,405	1,612,447
Fannie Mae REMICS, Series 2013-75,
Class FC
0.40%	07/25/42[2]	1,458,026	1,457,960
Fannie Mae REMICS. Series 2004-92,
Class FD
0.50%	05/25/34[2]	1,585,444	1,592,090
Fannie Mae, Series 1988-12, Class A
3.74%	02/25/18[2]	26,181	27,060
Fannie Mae, Series 1993-80, Class S
10.69%	05/25/23[2]	3,267	3,666
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31[2]	3,036	3,363
Fannie Mae, Series 2001-60, Class OF
1.10%	10/25/31[2]	293,714	302,780
Fannie Mae, Series 2002-30, Class FB
1.16%	08/25/31[2]	402,665	411,500
Fannie Mae, Series 2003-117, Class XF
0.50%	08/25/33[2]	474,805	475,744
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34[2]	39,116	47,246
Fannie Mae, Series 2003-134, Class FC
0.76%	12/25/32[2]	1,314,924	1,335,542

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2004-60, Class FW
0.60%	04/25/34[2]	$1,115,877	$1,124,631
Fannie Mae, Series 2004-79, Class F
0.46%	08/25/32[2]	394,925	396,430
Fannie Mae, Series 2004-96, Class MT
7.00%	12/25/34[2]	10,049	10,496
Fannie Mae, Series 2006-56, Class FD
0.40%	07/25/36[2]	1,471,264	1,476,146
Fannie Mae, Series 2007-68, Class SC (IO)
6.55%	07/25/37[2]	455,089	73,205
Fannie Mae, Series 2008-47, Class PF
0.66%	06/25/38[2]	344,873	346,820
Fannie Mae, Series 2009-33, Class FB
0.98%	03/25/37[2]	430,066	438,919
Fannie Mae, Series 2010-109, Class PF
0.56%	10/25/40[2]	248,553	250,140
Fannie Mae, Series 2010-119, Class FK
0.66%	04/25/40[2]	994,949	999,184
Fannie Mae, Series 2010-26, Class S (IO)
6.08%	11/25/36[2]	1,275,944	185,880
Fannie Mae, Series 2010-35, Class FL
0.60%	07/25/38[2]	1,284,765	1,289,110
Fannie Mae, Series 2011-71, Class FB
0.66%	05/25/37[2]	544,578	548,948
Fannie Mae, Series 2012-33, Class F
0.68%	04/25/42[2]	1,661,627	1,677,811
Fannie Mae, Series 2014-M8, Class FA
0.42%	05/25/18	1,048,275	1,049,888
Federal Home Loan Bank (STEP)
0.75%	05/26/28	680,000	678,737
Freddie Mac Gold Pool C90237
6.50%	11/01/18	38,165	43,170
Freddie Mac Gold Pool C90474
7.00%	08/01/21	53,996	60,653
Freddie Mac Gold Pool D93410
6.50%	04/01/19	37,028	41,885
Freddie Mac Gold Pool G13107
5.50%	07/01/20	290,601	308,060
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K004,
Class A2
4.19%	08/25/19	855,000	931,659
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010,
Class A1
3.32%	07/25/20	770,933	808,461
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K701,
Class A2
3.88%	11/25/17	1,045,000	1,111,292

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 20

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 775554
2.40%	10/01/18[2]	$2,753	$2,783
Freddie Mac Non Gold Pool 865369
2.65%	06/01/22[2]	1,215	1,243
Freddie Mac REMICS, Series 2733,
Class FB
0.75%	10/15/33[2]	1,060,000	1,076,021
Freddie Mac REMICS, Series 2763,
Class FC
0.50%	04/15/32[2]	1,220,140	1,226,074
Freddie Mac REMICS, Series 2817,
Class FC
0.60%	07/15/31[2]	362,657	362,942
Freddie Mac REMICS, Series 2990,
Class DE
0.53%	11/15/34[2]	2,075,371	2,085,948
Freddie Mac REMICS, Series 2990,
Class LE
0.47%	10/15/34[2]	1,254,147	1,258,395
Freddie Mac REMICS, Series 3001,
Class HS
16.37%	02/15/35[2]	64,438	74,627
Freddie Mac REMICS, Series 3085,
Class FW
0.85%	08/15/35[2]	1,665,305	1,691,855
Freddie Mac REMICS, Series 3174,
Class FM
0.39%	05/15/36[2]	1,424,641	1,426,633
Freddie Mac REMICS, Series 3423,
Class FA
0.65%	06/15/36[2]	1,052,286	1,054,377
Freddie Mac REMICS, Series 3652,
Class PF
0.90%	07/15/32[2]	414,412	418,749
Freddie Mac REMICS, Series 3806,
Class DF
0.55%	08/15/25[2]	710,994	714,055
Freddie Mac REMICS, Series 3828,
Class TF
0.55%	04/15/29[2]	699,713	702,574
Freddie Mac REMICS, Series 3831,
Class PV
5.00%	05/15/25	1,004,734	1,094,489
Freddie Mac REMICS, Series 3845,
Class FQ
0.40%	02/15/26[2]	1,246,179	1,247,171
Freddie Mac Strips, Series 263, Class F5
0.65%	06/15/42[2]	922,850	925,692
Freddie Mac, Series 1526, Class L
6.50%	06/15/23	8,386	9,189
Freddie Mac, Series 2368, Class AF
1.10%	10/15/31[2]	184,235	189,814

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23	$7,745	$735
Freddie Mac, Series 2945, Class LD
4.00%	02/15/35	94,711	98,708
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20	21,211	22,232
Freddie Mac, Series 3196, Class FA
0.50%	04/15/32[2]	1,148,693	1,151,660
Freddie Mac, Series 3300, Class FA
0.45%	08/15/35[2]	1,549,840	1,553,056
Freddie Mac, Series 3325, Class NF
0.45%	08/15/35[2]	311,341	311,988
Freddie Mac, Series 3345, Class FP
0.35%	11/15/36[2]	34,993	35,050
Freddie Mac, Series 3345, Class PF
0.33%	05/15/36[2]	41,928	41,987
Freddie Mac, Series 3346, Class FA
0.38%	02/15/19[2]	1,162,747	1,163,988
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30	154,983	156,477
Freddie Mac, Series 3895, Class BF
0.65%	07/15/41[2]	634,945	639,889
Freddie Mac, Series 3946, Class FG
0.50%	10/15/39[2]	1,053,736	1,057,222
Freddie Mac, Series 4109, Class KF
0.55%	05/15/32[2]	1,927,333	1,927,802
Freddie Mac, Series KS02, Class A
0.54%	08/25/23	995,898	997,086
Ginnie Mae II Pool 80546
1.62%	10/20/31[2]	23,083	24,049
Ginnie Mae II Pool 80610
1.62%	06/20/32[2]	279,318	290,227
Ginnie Mae II Pool 80614
1.62%	07/20/32[2]	38,527	40,072
Ginnie Mae II Pool 80687
1.62%	04/20/33[2]	186,846	194,139
Ginnie Mae II Pool 8339
1.62%	12/20/23[2]	43,072	44,213
Ginnie Mae II Pool 8684
1.62%	08/20/25[2]	57,589	59,290
Ginnie Mae II Pool MA0331
2.50%	08/20/42[2]	724,044	743,690
Ginnie Mae, Series 2001-22, Class FK
0.50%	05/16/31[2]	1,583,973	1,590,390
Ginnie Mae, Series 2001-51, Class FA
0.65%	10/16/31[2]	1,712,337	1,725,209
Ginnie Mae, Series 2002-16, Class FV
0.55%	02/16/32[2]	1,737,436	1,747,734

See accompanying notes to Schedule of Portfolio Investments.

21 / Semi-Annual Report September 2014

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2002-20, Class FC
0.45%	03/16/32[2]	$785,534	$784,743
Ginnie Mae, Series 2002-72, Class FB
0.55%	10/20/32[2]	421,249	424,032
Ginnie Mae, Series 2002-72, Class FC
0.55%	10/20/32[2]	401,764	404,419
Ginnie Mae, Series 2003-42, Class FA
0.55%	07/16/31[2]	1,752,590	1,758,466
Ginnie Mae, Series 2004-2, Class FW
1.56%	01/16/34[2]	489,231	517,995
Ginnie Mae, Series 2009-66, Class UF
1.15%	08/16/39[2]	470,185	479,876
Ginnie Mae, Series 2009-92, Class FC
0.95%	10/16/39[2]	479,509	485,646
Ginnie Mae, Series 2010-108, Class PF
0.55%	02/20/38[2]	1,353,137	1,359,060
Ginnie Mae, Series 2010-118, Class B
2.81%	07/16/39	74,640	74,806
Ginnie Mae, Series 2010-2, Class FA
0.65%	05/20/37[2]	1,411,621	1,414,797
Ginnie Mae, Series 2010-66, Class C
3.24%	04/16/42	785,239	801,986
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37[2]	6,330,157	118,001
Ginnie Mae, Series 2011-80, Class BF
0.48%	06/20/36[2]	1,455,944	1,457,398
Ginnie Mae, Series 2011-96, Class AB
2.16%	11/16/36	341,011	341,623
Ginnie Mae, Series 2012-10, Class FP
0.45%	01/20/41[2]	1,121,123	1,121,465
Ginnie Mae, Series 2012-13, Class KF
0.45%	07/20/38[2]	1,619,906	1,626,339
NCUA Guaranteed Notes, Series 2010-R1,
Class 1A
0.61%	10/07/20[2]	1,340,447	1,347,662
NCUA Guaranteed Notes, Series 2010-R2,
Class 1A
0.53%	11/06/17[2]	1,682,959	1,687,298
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.72%	12/08/20[2]	1,104,993	1,114,640
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
0.69%	03/09/21[2]	1,020,150	1,022,915
NCUA Guaranteed Notes, Series 2011-R3,
Class 1A
0.55%	03/11/20[2]	626,086	628,593
NCUA Guaranteed Notes, Series 2011-R4,
Class 1A
0.54%	03/06/20[2]	414,418	415,411

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R5,
Class 1A
0.54%	04/06/20[2]	$633,564	$634,727
NCUA Guaranteed Notes, Series 2011-R6,
Class 1A
0.54%	05/07/20[2]	163,719	163,862

			82,725,245

Total Mortgage-Backed
(Cost $121,731,068)			122,386,157

MUNICIPAL BONDS — 0.68%*
California — 0.27%
State of California, Taxable, Various Purpose,
Series 3
5.45%	04/01/15	500,000	512,640

Illinois — 0.41%
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18	750,000	784,170

Total Municipal Bonds
(Cost $1,299,713)			1,296,810

U.S. AGENCY SECURITIES — 2.75%
Federal Farm Credit Bank
0.17%	09/14/16[2]	985,000	985,239
0.18%	04/26/17[2]	2,000,000	2,002,156
0.20%	04/17/17[2]	1,280,000	1,282,048
Federal Home Loan Bank
0.22%	10/07/15[2]	940,000	940,888

Total U.S. Agency Securities
(Cost $5,204,679)			5,210,331

U.S. TREASURY SECURITIES — 0.17%
U.S. Treasury Notes — 0.17%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15[6]	300,000	330,258

Total U.S. Treasury Securities
(Cost $337,456)
Total Bonds – 86.83%
(Cost $163,774,151)			164,660,668

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 22

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 12.48%
Commercial Paper — 1.10%
RBS Holdings USA, Inc.
0.19%[7]	10/27/14	$2,080,000	$2,079,739

Money Market Funds — 2.01%
Dreyfus Cash Advantage Fund
0.01%[8]		1,896,000	1,896,000
Morgan Stanley Institutional Fund
0.04%[8]		1,914,000	1,914,000

			3,810,000

U.S. Agency Discount Notes — 9.37%
Fannie Mae
0.07%[7]	11/05/14	4,075,000	4,074,813
Federal Home Loan Bank
0.06%[7]	11/14/14	2,215,000	2,214,954
0.08%[7]	11/07/14	2,805,000	2,804,865
0.08%[7]	03/06/15	3,000,000	2,999,739
0.08%[7]	03/18/15	1,475,000	1,474,863
0.09%[7]	10/17/14	2,000,000	1,999,976
Freddie Mac
0.06%[7]	03/23/15	2,200,000	2,199,789

			17,768,999

Total Short-Term Investments
(Cost $23,656,812)			23,658,738

Total Investments – 99.31%
(Cost $187,430,963)[1]			188,319,406

Cash and Other Assets, Less
Liabilities – 0.69%			1,310,006

Net Assets – 100.00%			$189,629,412

Notes:

[1]	Cost for federal income tax purposes is $187,438,122 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,579,974
Gross unrealized (depreciation)	(698,690)

Net unrealized appreciation	$881,284

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2014.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $69,183, which is 0.04% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents annualized yield at date of purchase.
[8]	Represents the current yield as of September 30, 2014.

†	Fair valued security. The aggregate value of fair valued securities is $26,986, which is 0.01% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

23 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 82.05%
ASSET-BACKED SECURITIES — 14.66%**
Alm Loan Funding, Series 2012-7A, Class A1
(Cayman Islands)
1.65%	10/19/24	[2,3,4]	$4,200,000	$4,195,254
ARES CLO Ltd., Series 2007-12A, Class A
(Cayman Islands)
0.86%	11/25/20	[2,3,4]	4,851,622	4,832,584
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E1
6.25%	04/20/16		975,815	979,597
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
0.46%	04/25/35	[3,4]	594,286	549,562
Bayview Commercial Asset Trust,
Series 2005-2A, Class A1
0.46%	08/25/35	[3,4]	2,551,442	2,330,561
Bayview Commercial Asset Trust,
Series 2007-1, Class A1
0.38%	03/25/37	[3,4]	488,207	443,196
Bayview Commercial Asset Trust,
Series 2007-3, Class A1
0.40%	07/25/37	[3,4]	4,172,929	3,733,590
Blue Hill CLO Ltd., Series 2013-1A, Class A
1.71%	01/15/26	[3,4]	8,350,000	8,356,441
BlueMountain CLO Ltd., Series 2013-4A,
Class A (Cayman Islands)
1.73%	04/15/25	[2,3,4]	4,235,000	4,239,510
Brazos Higher Education Authority, Inc.,
Series 2003 I, Class A3
0.38%	09/26/22	[3]	4,135,964	4,117,280
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
1.44%	02/25/35	[3]	3,070,000	3,165,260
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
1.04%	02/25/30	[3]	355,252	358,977
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
1.23%	10/27/36	[3]	5,075,000	5,156,559
Cent CLO LP, Series 2013-19A, Class A1A
(Cayman Islands)
1.56%	10/29/25	[2,3,4]	9,980,946	9,930,113
Cronos Containers Program Ltd.,
Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[2,4]	3,040,000	3,043,092
Dryden XXII Senior Loan Fund,
Series 2013-30A, Class A (Cayman Islands)
1.48%	11/15/25	[2,3,4]	7,500,000	7,429,088
Education Loan Asset-Backed Trust, Series
2013-1A, Class A2
0.96%	04/26/32	[3,4]	8,375,000	8,384,428
Flatiron CLO Ltd., Series 2013-1A, Class A1
(Cayman Islands)
1.63%	01/17/26	[2,3,4]	8,550,000	8,540,253

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GCO Education Loan Funding Trust,
Series 2006-2AR, Class A1RN
0.80%	08/27/46	[3,4]	$9,250,486	$9,022,345
GCO Education Loan Funding Trust,
Series 2007-1A, Class A5L
0.30%	05/25/23	[3,4]	2,047,607	2,032,880
GE Business Loan Trust, Series 2004-2A,
Class A
0.37%	12/15/32	[3,4]	3,048,553	2,974,153
GE Business Loan Trust, Series 2005-1A,
Class A3
0.40%	06/15/33	[3,4]	2,054,912	1,995,731
Goal Capital Funding Trust, Series 2006-1,
Class A3
0.36%	11/25/26	[3]	3,324,924	3,297,221
Goal Capital Funding Trust, Series 2006-1,
Class B
0.68%	08/25/42	[3]	4,273,482	3,942,845
ING Investment Management Ltd.,
Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	4,550,000	4,542,602
J.G. Wentworth XXX LLC, Series 2013-3A,
Class A
4.08%	01/17/73	[4]	5,446,189	5,662,302
Latitude CLO II Corp., Series 2006-2A,
Class A2 (Cayman Islands)
0.56%	12/15/18	[2,3,4]	3,664,013	3,641,536
LCM VI LP, Series 6A, Class A
(Cayman Islands)
0.47%	05/28/19	[2,3,4]	4,012,038	4,006,099
Limerock CLO, Series 2014-2A, Class A
(Cayman Islands)
1.73%	04/18/26	[2,3,4]	7,425,000	7,428,683
National Collegiate Student Loan Trust,
Series 2006-1, Class A3
0.34%	05/25/26	[3]	4,900,338	4,867,055
National Collegiate Student Loan Trust,
Series 2006-3, Class A3
0.30%	10/25/27	[3]	1,927,378	1,903,344
National Collegiate Student Loan Trust,
Series 2007-1, Class A2
0.28%	11/27/28	[3]	748,229	741,119
National Collegiate Student Loan Trust,
Series 2007-2, Class A2
0.28%	06/26/28	[3]	5,259,868	5,135,202
National Collegiate Student Loan Trust,
Series 2007-4, Class A2A3
3.65%	12/26/25	[3]	250,000	249,680
Nelnet Student Loan Trust, Series 2007-1,
Class A1
0.24%	11/27/18	[3]	519,829	519,591
Nelnet Student Loan Trust, Series 2008-4,
Class A4
1.71%	04/25/24	[3]	8,310,000	8,532,093

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 24

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2012-5A,
Class A
0.76%	10/27/36	[3,4]	$3,848,764	$3,839,535
Nelnet Student Loan Trust, Series 2013-1A,
Class A
0.76%	06/25/41	[3,4]	5,611,101	5,633,007
Nelnet Student Loan Trust, Series 2014-5A,
Class A
0.70%	07/25/41	[3,4]	17,449,760	17,478,035
North Carolina State Education Authority,
Series 2011-1, Class A3
1.14%	10/25/41	[3]	5,500,000	5,588,715
Northstar Education Finance, Inc.
0.34%	04/28/30	[3]	5,605,000	5,473,563
Oak Hill Credit Partners, Series 2012-7A,
Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	5,350,000	5,340,375
Octagon Investment Partners XI Ltd.,
Series 2007-1X, Class A1B
0.50%	08/25/21	[4,5]	3,750,000	3,697,788
OHA Credit Partners IX Ltd., Series 2013-9A,
Class A1 (Cayman Islands)
1.63%	10/20/25	[2,3,4]	9,621,703	9,602,084
OHA Loan Funding Ltd., Series 2012-1A,
Class A (Cayman Islands)
1.62%	01/23/25	[2,3,4]	7,000,000	6,971,615
SLC Student Loan Trust I, Series 2002-2,
Class B2
0.04%	07/01/42	[3,4]	4,500,000	3,479,279
SLC Student Loan Trust, Series 2004-1,
Class B
0.52%	08/15/31	[3]	2,085,318	1,918,515
SLC Student Loan Trust, Series 2005-1,
Class A2
0.31%	11/15/21	[3]	265,935	265,837
SLC Student Loan Trust, Series 2006-1,
Class A4
0.31%	12/15/21	[3]	187,968	187,559
SLC Student Loan Trust, Series 2007-1,
Class A3
0.26%	11/15/21	[3]	5,176,161	5,174,404
SLC Student Loan Trust, Series 2007-1,
Class A4
0.29%	05/15/29	[3]	8,000,000	7,765,268
SLM Student Loan Trust, Series 2003-11,
Class A5
0.28%	12/15/22	[3,4]	7,839,930	7,816,316
SLM Student Loan Trust, Series 2003-12,
Class A5
0.51%	09/15/22	[3,4]	7,511,826	7,514,004
SLM Student Loan Trust, Series 2003-8,
Class A4
0.43%	03/15/19	[3]	2,014,506	2,014,013

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-1,
Class A3
0.44%	04/25/23	[3]	$195,390	$195,160
SLM Student Loan Trust, Series 2004-2,
Class B
0.70%	07/25/39	[3]	2,402,599	2,245,382
SLM Student Loan Trust, Series 2004-5A,
Class A5
0.76%	10/25/23	[3,4]	7,235,000	7,275,091
SLM Student Loan Trust, Series 2004-7,
Class A5
0.40%	01/27/20	[3]	514,233	513,359
SLM Student Loan Trust, Series 2004-8,
Class B
0.69%	01/25/40	[3]	894,860	821,500
SLM Student Loan Trust, Series 2004-9,
Class A5
0.38%	01/27/20	[3]	294,765	294,228
SLM Student Loan Trust, Series 2004-A,
Class A3
0.63%	06/15/33	[3]	1,900,000	1,839,323
SLM Student Loan Trust, Series 2004-B,
Class A3
0.56%	03/15/24	[3]	5,100,000	4,869,926
SLM Student Loan Trust, Series 2005-10,
Class A4
0.34%	10/25/19	[3]	6,977,322	6,968,921
SLM Student Loan Trust, Series 2005-2,
Class A5
0.32%	04/27/20	[3]	2,758,654	2,749,047
SLM Student Loan Trust, Series 2005-4,
Class A3
0.35%	01/25/27	[3]	6,370,000	6,293,812
SLM Student Loan Trust, Series 2005-4,
Class B
0.41%	07/25/40	[3]	2,959,353	2,664,707
SLM Student Loan Trust, Series 2005-5,
Class A3
0.33%	04/25/25	[3]	637,282	635,504
SLM Student Loan Trust, Series 2005-8,
Class A3
0.34%	10/25/24	[3]	3,035,652	3,030,627
SLM Student Loan Trust, Series 2005-8,
Class A4
0.98%	01/25/28	[3]	9,485,000	9,497,543
SLM Student Loan Trust, Series 2006-2,
Class A4
0.32%	10/25/22	[3]	6,003,001	5,999,903
SLM Student Loan Trust, Series 2006-2,
Class A6
0.40%	01/25/41	[3]	6,000,000	5,574,138
SLM Student Loan Trust, Series 2006-4,
Class A5
0.33%	10/27/25	[3]	7,906,799	7,888,124

See accompanying notes to Schedule of Portfolio Investments.

25 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-5,
Class A5
0.34%	01/25/27	[3]	$9,000,000	$8,901,314
SLM Student Loan Trust, Series 2006-8,
Class A6
0.39%	01/25/41	[3]	6,000,000	5,472,645
SLM Student Loan Trust, Series 2007-1,
Class A5
0.32%	01/26/26	[3]	2,970,000	2,909,801
SLM Student Loan Trust, Series 2007-2,
Class A2
0.23%	07/25/17	[3]	1,210,896	1,208,546
SLM Student Loan Trust, Series 2007-6,
Class B
1.08%	04/27/43	[3]	1,039,873	951,877
SLM Student Loan Trust, Series 2007-7,
Class A3
0.47%	04/25/17	[3]	7,000,000	6,996,584
SLM Student Loan Trust, Series 2008-2,
Class B
1.43%	01/25/29	[3]	1,095,000	1,005,492
SLM Student Loan Trust, Series 2008-3,
Class B
1.43%	04/25/29	[3]	1,095,000	1,013,555
SLM Student Loan Trust, Series 2008-4,
Class A4
1.88%	07/25/22	[3]	4,531,000	4,772,264
SLM Student Loan Trust, Series 2008-4,
Class B
2.08%	04/25/29	[3]	1,095,000	1,104,723
SLM Student Loan Trust, Series 2008-5,
Class A3
1.53%	01/25/18	[3]	7,161,954	7,206,698
SLM Student Loan Trust, Series 2008-5,
Class A4
1.93%	07/25/23	[3]	7,000,000	7,312,365
SLM Student Loan Trust, Series 2008-5,
Class B
2.08%	07/25/29	[3]	1,095,000	1,128,172
SLM Student Loan Trust, Series 2008-6,
Class B
2.08%	07/25/29	[3]	1,095,000	1,104,895
SLM Student Loan Trust, Series 2008-7,
Class B
2.08%	07/25/29	[3]	1,095,000	1,103,381
SLM Student Loan Trust, Series 2008-8,
Class A4
1.73%	04/25/23	[3]	8,200,000	8,560,230
SLM Student Loan Trust, Series 2008-8,
Class B
2.48%	10/25/29	[3]	1,095,000	1,151,834
SLM Student Loan Trust, Series 2008-9,
Class A
1.73%	04/25/23	[3]	6,847,532	7,103,271

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9,
Class B
2.48%	10/25/29	[3]	$1,095,000	$1,157,207
SLM Student Loan Trust, Series 2010-1,
Class A
0.56%	03/25/25	[3]	19,190,920	19,221,553
SLM Student Loan Trust, Series 2011-1,
Class A1
0.68%	03/25/26	[3]	670,280	674,998
SLM Student Loan Trust, Series 2012-1,
Class A2
0.60%	11/25/20	[3]	1,558,297	1,560,673
SLM Student Loan Trust, Series 2012-1,
Class A3
1.10%	09/25/28	[3]	7,504,000	7,697,112
SLM Student Loan Trust, Series 2012-3,
Class A
0.80%	12/26/25	[3]	17,700,146	17,876,136
SLM Student Loan Trust, Series 2012-5,
Class A2
0.46%	06/25/19	[3]	2,185,000	2,185,340
SLM Student Loan Trust, Series 2012-6,
Class A2
0.44%	09/25/19	[3]	1,600,694	1,601,114
SLM Student Loan Trust, Series 2012-6,
Class A3
0.90%	05/26/26	[3]	8,942,000	9,065,252
SLM Student Loan Trust, Series 2012-7,
Class A2
0.44%	09/25/19	[3]	3,170,000	3,171,103
SLM Student Loan Trust, Series 2012-7,
Class A3
0.80%	05/26/26	[3]	4,460,000	4,467,627
SLM Student Loan Trust, Series 2013-1,
Class A2
0.40%	09/25/19	[3]	1,370,000	1,368,809
SLM Student Loan Trust, Series 2013-2,
Class A
0.60%	09/25/26	[3]	16,678,050	16,675,105
SLM Student Loan Trust, Series 2013-3,
Class A2
0.46%	05/26/20	[3]	8,715,000	8,713,976
SLM Student Loan Trust, Series 2013-4,
Class A
0.70%	06/25/27	[3]	7,642,044	7,659,291
SLM Student Loan Trust, Series 2013-5,
Class A2
0.56%	10/26/20	[3]	8,745,000	8,771,650
SLM Student Loan Trust, Series 2013-6,
Class A2
0.66%	02/25/21	[3]	8,830,000	8,857,572
SLM Student Loan Trust, Series 2014-1,
Class A3
0.76%	02/26/29	[3]	6,900,000	6,915,925

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 26

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2014-2,
Class A2
0.50%	10/25/21	[3]	$4,665,000	$4,667,099
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20	[3]	2,433,534	2,421,262
Spirit Master Funding LLC, Series 2014-1A,
Class A1
5.05%	07/20/40	[4]	3,353,088	3,578,382
TAL Advantage LLC, Series 2006-1,
Class NOTE
0.35%	04/20/21	[3,4]	930,208	922,182
Triton Container Finance LLC,
Series 2007-1A, Class NOTE
0.29%	02/26/19	[3,4]	321,615	320,966

Total Asset-Backed Securities
(Cost $521,093,686)				527,954,014

BANK LOANS — 0.66%*
Communications — 0.15%
Charter Communications Operating LLC,
Term Loan G, 1st Lien
4.25%	09/10/21	[3]	5,500,000	5,493,428

Energy — 0.13%
Offshore Group Investment Ltd.,
Term Loan B, 1st Lien
5.00%	10/25/17	[3]	4,837,894	4,665,570

Health Care — 0.33%
HCA, Inc., Term Loan B4
2.98%	05/01/18	[3]	6,020,569	5,957,864
Valeant Pharmaceuticals International, Inc.,
Term Loan (Canada)
3.75%	08/05/20	[2,3]	5,986,516	5,925,154

				11,883,018

Services — 0.05%
AABS Ltd. Loan, Series 2013-1, Class A
(STEP) (Bermuda)
4.72%	01/15/38	2,3,†	1,522,917	1,576,175

Total Bank Loans
(Cost $23,848,715)				23,618,191

CORPORATES — 17.60%*
Automotive — 0.42%
Nissan Motor Acceptance Corp.
0.94%	09/26/16	[3,4]	15,000,000	15,130,378

Banking — 2.68%
Abbey National Treasury Services
PLC/London (United Kingdom)
3.88%	11/10/14	[2,4]	3,185,000	3,196,431
Ally Financial, Inc.
2.43%	12/01/14	[3]	1,424,000	1,425,780

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.
6.50%	08/01/16		$6,700,000	$7,315,904
Bank of America Corp., Series L (MTN)
5.65%	05/01/18		300,000	334,702
Bank of America N.A. (BKNT)
0.51%	06/15/16	[3]	1,900,000	1,892,096
0.53%	06/15/17	[3]	2,500,000	2,484,505
6.10%	06/15/17		5,000,000	5,574,867
Capital One Financial Corp.
1.00%	11/06/15		2,600,000	2,608,253
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[2,3]	4,000,000	4,006,444
0.56%	08/24/15	[2,3]	20,000,000	19,995,400
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,492,771
JPMorgan Chase Bank N.A.
0.56%	06/13/16	[3]	4,250,000	4,243,948
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		12,700,000	14,209,179
Lloyds TSB Bank PLC (United Kingdom)
4.88%	01/21/16	[2]	10,380,000	10,931,669
Macquarie Bank Ltd. (Australia)
0.68%	06/15/16	[2,3,4]	4,350,000	4,351,830
Royal Bank of Scotland PLC
(United Kingdom)
2.55%	09/18/15	[2]	5,000,000	5,075,565
UBS AG/Stamford CT (MTN) (Switzerland)
2.38%	08/14/19	[2]	3,300,000	3,274,204

				96,413,548

Communications — 0.67%
AT&T, Inc.
2.50%	08/15/15		2,645,000	2,690,441
Verizon Communications, Inc.
1.00%	06/17/19	[3]	5,750,000	5,836,411
1.98%	09/14/18	[3]	2,950,000	3,110,335
2.62%	02/21/20	[4]	3,708,000	3,666,044
Verizon Communications, Inc., Series FRN
0.63%	06/09/17	[3]	5,000,000	5,015,265
Windstream Corp.
7.88%	11/01/17		3,450,000	3,833,985

				24,152,481

Consumer Discretionary — 0.36%
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,163,611

Electric — 1.58%
AES Corp.
3.23%	06/01/19	[3]	3,000,000	2,985,000

See accompanying notes to Schedule of Portfolio Investments.

27 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
FirstEnergy Corp., Series A
2.75%	03/15/18		$6,000,000	$6,028,576
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[4]	3,320,000	4,073,466
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	7,581	7,477
Homer City Generation LP (PIK)
8.14%	10/01/19	[6]	8,200,000	8,569,000
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	8,830,000	9,500,899
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	16,554,449
Trans-Allegheny Interstate Line Co.
4.00%	01/15/15	[4]	7,000,000	7,070,062
W3A Funding Corp.
8.09%	01/02/17		2,322,988	2,323,978

				57,112,907

Energy — 1.56%
Chesapeake Energy Corp.
3.48%	04/15/19	[3]	7,000,000	7,043,750
El Paso Pipeline Partners
4.10%	11/15/15		3,000,000	3,101,349
Energy Transfer Partners LP
3.26%	11/01/66	[3]	3,000,000	2,838,750
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[4]	6,450,000	6,609,407
Petrobras Global Finance BV (Netherlands)
1.85%	05/20/16	[2,3]	2,382,000	2,382,938
Rockies Express Pipeline LLC
3.90%	04/15/15	[4]	5,500,000	5,513,750
Sabine Pass LNG LP
7.50%	11/30/16		11,652,000	12,453,075
7.50%	11/30/16	[4]	4,275,000	4,552,875
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		8,673,000	9,457,837
Trans-Canada Pipelines Ltd. (Canada)
0.91%	06/30/16	[2,3]	2,065,000	2,080,773

				56,034,504

Finance — 3.44%
Chase Capital II, Series B
0.74%	02/01/27	[3]	2,398,000	2,116,235
Chase Capital VI
0.86%	08/01/28	[3]	1,000,000	873,750
CIT Group, Inc.
5.00%	05/15/17		3,500,000	3,591,875
Citigroup, Inc.
1.19%	07/25/16	[3]	11,849,000	11,980,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
2.50%	09/26/18		$10,000,000	$10,073,138
2.50%	07/29/19		3,000,000	2,973,925
5.50%	10/15/14		3,510,000	3,516,551
Ford Motor Credit Co. LLC
0.75%	09/08/17	[3]	1,440,000	1,442,700
7.00%	04/15/15		1,500,000	1,551,645
Ford Motor Credit Co. LLC, Series FRN
1.48%	05/09/16	[3]	8,000,000	8,115,452
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[3]	6,300,000	6,030,620
General Electric Capital Corp.,
Series G (MTN)
0.88%	07/12/16	[3]	5,485,000	5,538,055
General Motors Financial Co., Inc.,
Series 3YR
3.00%	09/25/17		11,000,000	11,123,750
Goldman Sachs Group, Inc.
0.73%	01/12/15	[3]	1,900,000	1,901,712
2.38%	01/22/18		1,000,000	1,011,224
5.12%	01/15/15		583,000	590,784
6.15%	04/01/18		3,500,000	3,948,343
6.25%	09/01/17		1,475,000	1,658,359
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	2,465,000	2,141,469
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[3]	5,250,000	4,528,125
JPMorgan Chase Capital XXIII
1.23%	05/15/47	[3]	7,950,000	6,479,250
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	30,000	32,100
8.95%	05/18/17	[3]	30,000	32,289
9.57%	06/06/17	[3]	5,184,000	5,663,520
Morgan Stanley
0.71%	10/15/15	[3]	2,830,000	2,839,523
3.80%	04/29/16		3,800,000	3,961,441
4.20%	11/20/14		750,000	750,450
Prudential Holdings LLC (AGM)
1.11%	12/18/17	[3,4]	9,141,429	9,091,263
Woodbourne Capital Trust I
2.66%	04/29/49	[3,4,7]	595,000	333,200
Woodbourne Capital Trust IV
2.66%	04/08/49	[3,4,7]	1,000,000	560,000
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	8,966,000	9,660,865

				124,112,363

Food — 0.15%
Kraft Foods Group, Inc.
1.62%	06/04/15		5,325,000	5,365,631

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 28

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 0.60%
Catholic Health Initiatives
1.60%	11/01/17		$1,145,000	$1,150,878
HCA, Inc.
3.75%	03/15/19		1,000,000	987,500
7.25%	09/15/20		1,750,000	1,841,875
Providence Health & Services
Obligated Group
0.88%	10/01/15	[3]	3,000,000	3,004,864
1.04%	10/01/16	[3]	2,750,000	2,757,043
1.18%	10/01/17	[3]	11,940,000	12,000,911

				21,743,071

Industrials — 0.41%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[2,4]	14,630,000	14,799,484

Insurance — 0.59%
Berkshire Hathaway, Inc.
2.20%	08/15/16		1,010,000	1,039,807
Metropolitan Life Global Funding I
0.76%	07/15/16	[3,4]	2,000,000	2,016,916
1.88%	06/22/18	[4]	7,500,000	7,474,830
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	3,550,000	3,576,625
New York Life Global Funding
1.12%	03/01/17	[4]	7,000,000	7,000,600

				21,108,778

Materials — 0.07%
Rio Tinto Finance USA PLC, Series FRN
(United Kingdom)
1.08%	06/17/16	[2,3]	2,380,000	2,403,550

Real Estate Investment Trust (REIT) — 4.28%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,800,000	5,753,913
Arc Properties Operating Partnership LP/
Clark Acquisition LLC
2.00%	02/06/17	[4]	10,000,000	10,005,069
Brandywine Operating Partnership LP
7.50%	05/15/15		8,247,000	8,574,662
Essex Portfolio LP
5.50%	03/15/17		6,820,000	7,478,348
HCP, Inc.
6.00%	01/30/17		16,073,000	17,762,529
7.07%	06/08/15		1,000,000	1,042,682
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	8,364,431
Health Care REIT, Inc.
3.62%	03/15/16		3,000,000	3,115,207
4.70%	09/15/17		6,291,000	6,837,958

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Healthcare Realty Trust, Inc.
6.50%	01/17/17		$3,771,000	$4,172,540
Hospitality Properties Trust
6.30%	06/15/16		5,737,000	6,065,665
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		10,051,000	10,651,467
Liberty Property LP
5.12%	03/02/15		5,305,000	5,400,034
Mid-America Apartments LP
5.50%	10/01/15		9,640,000	10,077,502
Nationwide Health Properties, Inc.
6.00%	05/20/15		3,000,000	3,097,533
Realty Income Corp.
5.50%	11/15/15		9,815,000	10,315,221
UDR, Inc. (MTN)
5.25%	01/15/16		6,425,000	6,771,144
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		15,485,000	15,635,845
2.00%	02/15/18		4,935,000	4,940,019
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17	[4]	8,000,000	8,015,427

				154,077,196

Transportation — 0.79%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		10,548,845	11,326,822
Continental Airlines Pass-Through Trust,
Series 1997, Class 4A
6.90%	01/02/18		107,374	114,488
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.54%	08/02/20		3,336,081	3,717,646
JetBlue Airways Pass-Through Trust,
Series 2004, Class G2
0.68%	11/15/16	[3]	7,725,000	7,601,400
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		1,875,862	2,077,517
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		3,094,256	3,504,245

				28,342,118

Total Corporates
(Cost $619,349,552)				633,959,620

See accompanying notes to Schedule of Portfolio Investments.

29 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 43.44%**
Commercial Mortgage-Backed — 5.98%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-4, Class A3
4.89%	07/10/45		$2,136,791	$2,143,051
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[3]	10,000,000	10,045,390
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47	[3]	6,675,575	6,889,617
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1
0.42%	04/25/36	[3,4]	1,037,335	919,113
Bayview Commercial Asset Trust,
Series 2008-4, Class A2
2.66%	07/25/38	[3,4]	543,785	591,869
Bayview Commercial Asset Trust,
Series 2008-4, Class A3
2.90%	07/25/38	[3,4]	6,267,000	6,151,826
Bear Stearns Commercial Mortgage
Securities Trust, Series 2004-T16,
Class A6
4.75%	02/13/46	[3]	248,527	248,446
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR7,
Class A3
5.12%	02/11/41	[3]	4,075,155	4,113,875
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-T20,
Class A4A
5.29%	10/12/42	[3]	7,746,000	7,977,810
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW16,
Class AAB
5.90%	06/11/40	[3]	4,911,831	5,044,610
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C4, Class AAB
6.10%	09/15/39	[3]	2,031,894	2,127,389
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A1
3.74%	11/10/46	[4]	17,139,407	17,706,367
GE Business Loan Trust, Series 2003-2A,
Class A
0.52%	11/15/31	[3,4]	2,223,966	2,136,117
GE Business Loan Trust, Series 2006-2A,
Class A
0.33%	11/15/34	[3,4]	7,056,968	6,713,047
GS Mortgage Securities Trust,
Series 2011-GC5, Class A2
3.00%	08/10/44		15,270,000	15,728,937
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CBX,
Class A6
4.90%	01/12/37		7,069,061	7,065,219

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP3,
Class ASB
4.89%	08/15/42	[3]	$2,375,087	$2,412,912
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class A3S
5.24%	05/15/47	[4]	1,614,726	1,616,863
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class AMS
5.34%	05/15/47		10,090,000	10,141,234
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-C1,
Class ASB
5.86%	02/15/51		5,460,550	5,771,015
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB20,
Class ASB
5.69%	02/12/51		1,648,060	1,731,076
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD11,
Class ASB
5.98%	06/15/49	[3]	11,014,516	11,587,645
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD12,
Class A3
5.95%	02/15/51	[3]	255,400	255,972
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2010-C1,
Class A1
3.85%	06/15/43	[4]	10,370,578	10,492,230
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2010-C2,
Class A1
2.75%	11/15/43	[4]	10,667,766	10,858,817
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2011-C3,
Class A3
4.39%	02/15/46	[4]	17,565,000	18,952,047
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2011-C5,
Class ASB
3.68%	08/15/46		1,513,000	1,594,696
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[4]	3,275,000	3,503,723
LB-UBS Commercial Mortgage Trust,
Series 2005-C2, Class AAB
5.01%	04/15/30		831,632	833,925
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-BPC1, Class A5
4.86%	10/12/41	[3]	79,018	78,972

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 30

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-MKB2, Class A4
5.20%	09/12/42	[3]	$10,695,633	$10,767,128
Morgan Stanley Capital I Trust,
Series 2001-C3, Class A2
3.22%	08/15/49		1,880,495	1,944,338
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class A5
4.70%	07/15/56		1,565,030	1,572,060
Morgan Stanley Capital I Trust,
Series 2006-IQ11, Class A4
5.83%	10/15/42	[3]	5,216,260	5,438,027
Morgan Stanley Capital I Trust,
Series 2007-HQ12, Class A2FL
0.40%	04/12/49	[3]	3,354,321	3,341,894
PNC Mortgage Acceptance Corp., Series
2001-C1, Class J
5.91%	03/12/34	[4]	7,451,000	7,699,647
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.22%	01/15/41	[3]	610,157	610,855
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.41%	10/15/44	[3]	8,273,977	8,527,889

				215,335,648

Non-Agency Mortgage-Backed — 17.56%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
0.38%	02/25/37	[3]	12,000,000	9,746,095
ACE Securities Corp., Series 2005-HE6,
Class A1
0.42%	10/25/35	[3]	15,091,670	15,028,593
American Home Mortgage Assets,
Series 2007-4, Class A2
0.34%	08/25/37	[3]	3,065,279	2,991,455
Ameriquest Mortgage Securities, Inc.,
Series 2005-R5, Class M1
0.58%	07/25/35	[3]	2,445,000	2,447,756
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		24,353	25,909
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE4, Class M2
0.83%	05/25/35	[3]	420,151	421,160
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		20,536,893	21,070,049
Banc of America Funding Corp.,
Series 2006-G, Class 2A3
0.32%	07/20/36	[3]	1,042,812	1,043,475

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-3, Class A4
4.67%	07/10/43		$3,820,000	$3,895,791
Banco de Credito Y Securitizacion SA,
Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[2,4,7]	7,000	560
BCAP LLC Trust, Series 2007-AA1,
Class 1A2
0.32%	02/25/47	[3]	6,034,676	5,518,826
BCAP LLC Trust, Series 2011-RR5,
Class 2A3
2.71%	06/26/37	[3,4]	5,434,308	5,455,426
BCAP LLC Trust, Series 2012-R11,
Class 11A1
2.60%	09/26/36	[3,4]	11,406,741	11,538,302
BCAP LLC Trust, Series 2013-RR2,
Class 5A1
2.63%	03/26/36	[3,4]	9,289,884	9,458,430
BCAP LLC Trust, Series 2013-RR5,
Class 2A1
2.13%	03/26/37	[3,4]	13,710,445	13,669,752
Bear Stearns ARM Trust, Series 2004-3,
Class 4A
2.55%	07/25/34	[3]	6,340,593	6,285,248
Bear Stearns ARM Trust, Series 2005-2,
Class A1
2.58%	03/25/35	[3]	6,498,419	6,579,971
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE10, Class M1
0.70%	11/25/35	[3]	5,306,074	5,299,669
Bear Stearns Asset-Backed Securities Trust,
Series 2005-SD1, Class 1A3
0.56%	08/25/43	[3]	1,055,850	1,044,523
BHN I Mortgage Fund, Series 2000-1,
Class AF (Argentina)
8.00%	01/31/20	2,4,7,†	9,000	3
CC Mortgage Funding Corp., Series 2005-2A,
Class A1
0.34%	05/25/36	[3,4]	1,946,868	1,747,955
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 2M1
1.06%	02/25/32	[3]	423,906	408,051
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 8A1
2.57%	02/25/37	[3]	23,005,490	23,411,675
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A3
2.57%	07/25/37	[3]	4,641,701	4,737,575
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.86%	02/25/34	[3]	253,742	249,839

See accompanying notes to Schedule of Portfolio Investments.

31 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class A3
0.30%	11/25/36	[3]	$14,947,181	$14,893,072
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.34%	03/25/37	[3]	1,518,546	1,493,720
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
1.46%	07/25/37	[3]	90,000	75,771
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	09/01/33		4,797,522	5,344,792
Conseco Financial Corp., Series 1994-1,
Class A5
7.65%	04/15/19		33,093	34,462
Conseco Financial Corp., Series 1996-1,
Class M1
7.00%	03/15/27	[3]	3,080,229	3,158,294
Conseco Financial Corp., Series 1997-2,
Class A7
7.62%	06/15/28	[3]	1,921,469	2,019,105
Conseco Financial Corp., Series 1997-3,
Class A7
7.64%	03/15/28	[3]	1,238,139	1,331,106
Conseco Financial Corp., Series 1997-7,
Class A9
7.37%	07/15/29	[3]	3,989,652	4,240,466
Conseco Financial Corp., Series 1998-2,
Class A5
6.24%	12/01/28	[3]	16,329	16,965
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
2.34%	08/25/34	[3]	40,714	40,925
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C1, Class AAB
5.34%	02/15/40		1,980,862	2,064,202
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR1,
Class 5A1
2.41%	02/25/34	[3]	4,944,431	5,042,620
Credit Suisse First Boston Mortgage
Securities Corp., Series 2013-7R,
Class 5A1
0.40%	07/26/36	[3,4]	5,109,819	4,593,304
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 41A1
5.25%	03/27/37	[3,4]	8,674,578	8,838,385
Credit-Based Asset Servicing and
Securitization LLC, Series 2005-CB7,
Class AF3 (STEP)
4.11%	11/25/35		1,259,663	1,319,288

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB1,
Class AF2 (STEP)
3.51%	01/25/36		$2,827,324	$2,074,692
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2B (STEP)
4.64%	02/25/37		16,065,705	11,968,051
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1 (STEP)
0.22%	04/25/37	[3]	4,375,952	2,999,445
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[3,4]	11,938,286	11,927,075
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2005-AR2,
Class 2A1A
0.36%	03/19/45	[3]	2,324,512	2,126,898
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2006-AR1,
Class 2A1A
1.06%	04/19/47	[3]	58,005	51,636
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2004-FF5, Class A3C
1.16%	08/25/34	[3]	1,852,058	1,796,396
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2005-FF6, Class M1
0.58%	05/25/36	[3]	3,349,926	3,309,000
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	24,533	24,217
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 2A2
2.55%	02/25/35	[3]	2,929,477	2,947,962
GE Business Loan Trust, Series 2007-1A,
Class A
0.32%	04/16/35	[3,4]	3,478,203	3,299,543
GMAC Mortgage Corp. Loan Trust,
Series 2000-HE2, Class A1
0.60%	06/25/30	[3]	458,886	413,572
GSAA Home Equity Trust, Series 2005-9,
Class 1A1
0.44%	08/25/35	[3]	5,943,409	5,819,192
GSAMP Trust, Series 2005-HE4, Class M1
0.60%	07/25/45	[3]	5,530,111	5,560,582
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 2A1
2.66%	09/25/35	[3]	4,152,912	4,198,009
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 2A1
2.69%	11/25/35	[3]	2,167,424	2,133,257
Home Equity Loan Trust, Series 2006-3,
Class A4
0.39%	03/20/36	[3]	8,674,180	8,592,209

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 32

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2007-1,
Class AS
0.35%	03/20/36	[3]	$4,204,311	$4,173,186
Home Equity Loan Trust, Series 2007-2,
Class A3V
0.37%	07/20/36	[3]	1,593,119	1,592,749
Household Home Equity Loan Trust,
Series 2006-1, Class A2
0.33%	01/20/36	[3]	1,594,590	1,580,050
Impac CMB Trust, Series 2005-5, Class A1
0.80%	08/25/35	[3]	3,636,852	3,285,631
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.94%	12/25/34	[3]	440,084	368,058
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
0.96%	11/25/34	[3]	1,514,387	1,389,341
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A4
6.49%	09/25/28		940,408	961,223
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class A3SF
0.31%	05/15/47	[3]	970,388	972,820
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2011-C5,
Class A2
3.15%	08/15/46		13,491,388	13,982,559
JPMorgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 (STEP)
3.55%	10/25/35		2,313,764	2,196,595
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV4
0.44%	03/25/47	[3]	50,000	30,355
JPMorgan Mortgage Trust, Series 2005-A3,
Class 5A3
2.72%	06/25/35	[3]	97,521	91,480
JPMorgan Mortgage Trust, Series 2007-A1,
Class 1A1
2.55%	07/25/35	[3]	3,666,919	3,642,413
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
2.62%	07/25/35	[3]	835,618	853,644
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A3
4.35%	04/15/40		3,177,360	3,369,595
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A4
5.27%	04/15/40		2,634,327	2,841,916
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[3,7]	213,007,390	4,676,535

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust,
Series 2005-2, Class M3
0.89%	04/25/35	[3]	$8,347,781	$8,352,598
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
2.67%	01/25/34	[3]	33,616	33,150
MASTR Adjustable Rate Mortgages Trust,
Series 2004-1, Class 2A1
2.75%	01/25/34	[3]	55,822	54,430
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.64%	11/21/34	[3]	3,594,160	3,656,804
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.12%	04/25/34	[3]	352,208	341,841
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
2.59%	06/25/34	[3]	84,797	82,047
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25%	12/25/32		5,570,634	5,887,757
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50%	07/25/33		10,554,722	11,110,109
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25%	11/25/33		11,504,819	11,993,521
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50%	07/25/34		11,507,241	11,757,720
MASTR Asset-Backed Securities Trust,
Series 2006-AB1, Class A2
0.38%	02/25/36	[3]	3,833,280	3,754,477
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
2.53%	10/25/32	[3]	422,527	423,596
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
0.34%	06/25/37	[3]	18,059,394	12,143,098
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-A4, Class A1
2.46%	08/25/34	[3]	3,485,089	3,604,962
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class 1A2
6.00%	04/25/36		4,466,734	4,131,027
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,759,533	2,114,734
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	7,405,930	7,852,130
Morgan Stanley Capital I Trust,
Series 2004-NC7, Class M2
1.08%	07/25/34	[3]	12,077,633	11,926,095

See accompanying notes to Schedule of Portfolio Investments.

33 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust,
Series 2005-HE3, Class M2
0.94%	07/25/35	[3]	$4,354,060	$4,267,288
Morgan Stanley Capital I Trust,
Series 2005-NC2, Class M2
0.78%	03/25/35	[3]	10,237,900	10,144,428
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 1A
0.60%	07/25/34	[3]	1,186,841	1,154,574
MortgageIT Trust, Series 2005-3, Class A1
0.46%	08/25/35	[3]	979,113	937,450
MortgageIT Trust, Series 2005-4, Class A1
0.44%	10/25/35	[3]	14,989,318	13,856,605
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3
0.34%	06/25/37	[3]	7,807,200	7,095,907
New Century Home Equity Loan Trust,
Series 2005-3, Class M2
0.64%	07/25/35	[3]	15,000,000	14,404,253
Nomura Resecuritization Trust,
Series 2013-1R, Class 3A1
0.32%	10/26/36	[3,4]	12,568,396	12,227,898
Nomura Resecuritization Trust,
Series 2014-1R, Class 1A1
0.32%	10/25/36	[3,4]	10,349,763	10,028,133
Nomura Resecuritization Trust,
Series 2014-1R, Class 3A1
0.30%	07/26/36	[3,4]	8,268,398	8,184,833
Nomura Resecuritization Trust,
Series 2014-1R, Class 4A1
0.41%	01/25/37	[3,4]	7,075,075	6,958,671
Oakwood Mortgage Investors, Inc.,
Series 1997-B, Class M
7.78%	08/15/27		2,081,882	2,135,809
Park Place Securities, Inc.,
Series 2005-WCW3, Class A1B
0.46%	08/25/35	[3,4]	8,797,582	8,774,664
Park Place Securities, Inc.,
Series 2005-WHQ1, Class M2
0.66%	03/25/35	[3]	5,475,519	5,477,126
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.42%	05/25/35	[3]	6,798,785	6,788,759
Park Place Securities, Inc.,
Series 2005-WHQ3, Class M1
0.58%	06/25/35	[3]	459,412	460,160
Residential Accredit Loans, Inc.,
Series 2005-QA3, Class NB1
2.97%	03/25/35	[3]	9,911,486	7,311,008
Residential Asset Mortgage Products, Inc.,
Series 2004-SL4, Class A3
6.50%	07/25/32		1,158,322	1,201,091

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc.,
Series 2005-SL1, Class A5
6.50%	05/25/32		$2,372,863	$2,282,636
Residential Asset Securities Corp.,
Series 2005-KS12, Class A2
0.40%	01/25/36	[3]	48,085	48,051
Residential Funding Mortgage Securities I,
Inc., Series 2005-S8, Class A1
5.50%	11/25/35		2,789,979	2,790,305
Residential Funding Mortgage Securities II,
Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25		1,335	1,333
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A1B
0.42%	02/25/36	[3]	1,031,395	746,401
Soundview Home Equity Loan Trust,
Series 2006-WF2, Class A2C
0.30%	12/25/36	[3]	5,114,899	5,041,313
Specialty Underwriting & Residential Finance,
Series 2005-AB1, Class A1C
0.50%	03/25/36	[3]	407,919	408,251
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-16, Class 6A
2.40%	11/25/34	[3]	11,263,672	10,927,185
Structured Asset Investment Loan Trust,
Series 2005-11, Class A5
0.44%	01/25/36	[3]	6,377,823	6,352,899
Structured Asset Securities Corp., Series
2007-GEL1,
Class A1
0.26%	01/25/37	[3,4]	3,008,841	3,002,105
Structured Asset Securities Corp.,
Series 2002-5A, Class 6A
2.00%	04/25/32	[3]	19,156	17,115
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
2.43%	09/25/33	[3]	2,280,075	2,296,806
Structured Asset Securities Corp.,
Series 2005-WF4, Class A4
0.52%	11/25/35	[3]	4,773,156	4,773,390
Terwin Mortgage Trust, Series 2004-7HE,
Class A1
1.26%	07/25/34	[3,4]	130,330	125,025
WaMu Mortgage Pass-Through Certificates
Trust, Series 2004-CB2, Class 2A
5.50%	07/25/34		13,093,783	13,645,152
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR18, Class A
2.50%	01/25/33	[3]	253,290	257,782
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.40%	01/25/35	[3]	2,005,782	2,027,200

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 34

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
0.44%	10/25/45	[3]	$5,509,732	$5,302,731
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
0.48%	01/25/45	[3]	868,489	820,968
Wells Fargo Home Equity Trust,
Series 2005-3, Class M1
0.56%	11/25/35	[3]	9,464,138	9,466,390
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-Q, Class 1A1
2.62%	09/25/34	[3]	3,558,125	3,611,280
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR10, Class 2A14
2.61%	06/25/35	[3]	12,393,329	12,442,645
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR9, Class 1A1
2.61%	05/25/35	[3]	325,247	337,287
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR2, Class 2A5
2.62%	03/25/36	[3]	3,360,994	3,264,041

				632,449,495

U.S. Agency Mortgage-Backed — 19.90%
Fannie Mae Pool (TBA)
2.50%	10/25/27		10,915,000	10,979,808
Fannie Mae Pool 465761
3.16%	08/01/17		5,487,977	5,588,755
Fannie Mae Pool 555284
7.50%	10/01/17		460	486
Fannie Mae Pool 567002
8.00%	05/01/23		56,024	63,201
Fannie Mae Pool 735861
6.50%	09/01/33		28,374	33,051
Fannie Mae Pool 745936
6.08%	08/01/16		23,201,327	24,922,474
Fannie Mae Pool 770900
2.06%	04/01/34	[3]	515,805	550,215
Fannie Mae Pool 995182
5.50%	06/01/20		4,662,920	4,939,399
Fannie Mae Pool 995793
5.50%	09/01/36		3,297,928	3,689,842
Fannie Mae Pool AD0172
4.75%	04/01/16		16,278,486	17,056,559
Fannie Mae Pool AD0538
6.00%	05/01/24		1,572,366	1,725,500
Fannie Mae Pool AD0791
4.76%	02/01/20		18,204,790	20,180,861
Fannie Mae Pool AE0083
6.00%	01/01/40		3,765,012	4,285,466

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL0851
6.00%	10/01/40		$4,508,863	$5,112,038
Fannie Mae Pool AL5262
3.06%	12/01/20		14,900,022	15,495,867
Fannie Mae Pool FN0002
3.31%	12/01/17		5,798,301	6,073,726
Fannie Mae REMICS, Series 2007-61,
Class A
0.44%	03/25/37	[3]	5,737,813	5,746,343
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		3,708,798	4,027,191
Fannie Mae REMICS, Series 2009-85,
Class LF
1.36%	10/25/49	[3]	10,137,840	10,351,265
Fannie Mae REMICS, Series 2009-96,
Class FA
1.06%	11/25/49	[3]	7,582,942	7,700,315
Fannie Mae REMICS, Series 2010-6,
Class BF
0.92%	02/25/40	[3]	5,975,135	6,078,263
Fannie Mae REMICS, Series 2011-118,
Class FB
0.60%	11/25/41	[3]	20,226,439	20,419,838
Fannie Mae REMICS, Series 2013-75,
Class FC
0.40%	07/25/42	[3]	13,188,326	13,187,725
Fannie Mae, Series 1997-76, Class FS
0.60%	09/17/27	[3]	33,476	33,828
Fannie Mae, Series 2001-60, Class OF
1.10%	10/25/31	[3]	2,017,448	2,079,721
Fannie Mae, Series 2003-134, Class FC
0.76%	12/25/32	[3]	13,679,588	13,894,091
Fannie Mae, Series 2007-64, Class FA
0.62%	07/25/37	[3]	1,601,108	1,618,105
Fannie Mae, Series 2009-33, Class FB
0.98%	03/25/37	[3]	6,911,691	7,053,972
Fannie Mae, Series 2010-109, Class PF
0.56%	10/25/40	[3]	4,089,263	4,115,364
Fannie Mae, Series 2010-26, Class S (IO)
6.08%	11/25/36	[3]	23,050,029	3,357,939
Fannie Mae, Series 2010-39, Class FE
0.92%	06/25/37	[3]	12,636,290	12,862,361
Fannie Mae, Series 2010-43, Class DP
5.00%	05/25/40		3,708,564	3,957,177
Fannie Mae, Series 2010-95, Class S (IO)
6.45%	09/25/40	[3]	14,747,790	2,764,916
Fannie Mae, Series 2010-M1, Class A1
3.30%	06/25/19		1,894,395	1,938,717

See accompanying notes to Schedule of Portfolio Investments.

35 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2011-71, Class FB
0.66%	05/25/37	[3]	$9,230,734	$9,304,800
Fannie Mae, Series 2012-33, Class F
0.68%	04/25/42	[3]	16,134,957	16,292,110
Fannie Mae, Series 2013-M11, Class A
1.50%	01/25/18		12,628,608	12,723,689
Fannie Mae, Series G92-10, Class Z
7.75%	01/25/22		4,713	5,091
Federal Home Loan Bank (STEP)
0.75%	05/26/28		15,570,000	15,541,086
Freddie Mac Gold Pool A45796
7.00%	01/01/33		14,417	16,856
Freddie Mac Gold Pool C46104
6.50%	09/01/29		18,883	21,879
Freddie Mac Gold Pool G13032
6.00%	09/01/22		2,602,003	2,847,531
Freddie Mac Gold Pool G13475
6.00%	01/01/24		338,337	371,315
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K004,
Class A2
4.19%	08/25/19		17,405,000	18,965,532
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K005,
Class A2
4.32%	11/25/19		16,592,000	18,199,864
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K007,
Class A2
4.22%	03/25/20		14,910,000	16,322,148
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K033,
Class A1
2.87%	02/25/23		16,092,351	16,542,083
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K701,
Class A2
3.88%	11/25/17		9,097,000	9,674,091
Freddie Mac REMICS, Series 2733,
Class FB
0.75%	10/15/33	[3]	5,335,000	5,415,635
Freddie Mac REMICS, Series 3084, Class FN
0.65%	12/15/34	[3]	9,787,698	9,842,924
Freddie Mac REMICS, Series 3524,
Class FC
1.09%	06/15/38	[3]	3,705,665	3,744,090
Freddie Mac REMICS, Series 3531,
Class FM
1.05%	05/15/39	[3]	4,765,165	4,839,203
Freddie Mac REMICS, Series 3828,
Class TF
0.55%	04/15/29	[3]	2,407,113	2,416,958

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4235,
Class FA
0.50%	01/15/34	[3]	$13,912,472	$13,914,643
Freddie Mac Strips, Series 263, Class F5
0.65%	06/15/42	[3]	6,864,679	6,885,823
Freddie Mac Strips, Series 319, Class F2
0.65%	11/15/43	[3]	29,170,216	29,217,573
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		1,159,131	1,260,916
Freddie Mac, Series 240, Class F30
0.45%	07/15/36	[3]	8,765,112	8,792,868
Freddie Mac, Series 2454, Class FQ
1.15%	06/15/31	[3]	18,180	18,759
Freddie Mac, Series 3294, Class CB
5.50%	03/15/37		1,048,564	1,122,138
Freddie Mac, Series 3300, Class FA
0.45%	08/15/35	[3]	2,712,368	2,717,995
Freddie Mac, Series 3325, Class NF
0.45%	08/15/35	[3]	6,994,782	7,009,321
Freddie Mac, Series 3345, Class FP
0.35%	11/15/36	[3]	1,985,826	1,989,038
Freddie Mac, Series 3345, Class PF
0.33%	05/15/36	[3]	914,920	916,219
Freddie Mac, Series 3346, Class FA
0.38%	02/15/19	[3]	10,494,753	10,505,956
Freddie Mac, Series 3626, Class MA
5.00%	02/15/30		1,508,734	1,523,277
Freddie Mac, Series 3672, Class A
6.00%	05/15/40		828,475	889,187
Freddie Mac, Series 4109, Class KF
0.55%	05/15/32	[3]	32,069,732	32,077,541
Freddie Mac, Series KS02, Class A
0.54%	08/25/23		19,753,632	19,777,202
Ginnie Mae I Pool 422972
6.50%	07/15/29		42,269	48,167
Ginnie Mae II Pool (TBA)
3.00%	10/20/42		15,075,000	15,175,108
Ginnie Mae II Pool 1849
8.50%	08/20/24		624	705
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,628	1,875
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,842	2,143
Ginnie Mae II Pool 2487
8.50%	09/20/27		15,888	18,495
Ginnie Mae II Pool 80059
1.62%	04/20/27	[3]	33,870	34,883
Ginnie Mae II Pool 80589
1.62%	03/20/32	[3]	76,930	79,729

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 36

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
1.62%	06/20/32	[3]	$23,512	$24,430
Ginnie Mae II Pool 80968
1.62%	07/20/34	[3]	678,148	702,686
Ginnie Mae II Pool 81201
2.12%	01/20/35	[3]	19,129	20,146
Ginnie Mae II Pool 8599
3.00%	02/20/25	[3]	28,124	30,172
Ginnie Mae, Series 2003-11, Class FK
0.45%	02/16/33	[3]	2,785,787	2,791,480
Ginnie Mae, Series 2004-5, Class PF
0.70%	02/20/33	[3]	3,742,679	3,761,526
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39		6,040,842	6,178,761
Ginnie Mae, Series 2009-106, Class XI (IO)
6.65%	05/20/37	[3]	13,197,459	2,214,254
Ginnie Mae, Series 2010-118, Class B
2.81%	07/16/39		1,847,344	1,851,458
Ginnie Mae, Series 2011-126, Class AB
1.97%	06/16/35		10,637,272	10,689,905
Ginnie Mae, Series 2011-144, Class AE
1.66%	07/16/35		9,718,191	9,740,159
Ginnie Mae, Series 2011-78, Class AB
2.45%	02/16/39		2,235,194	2,259,098
Ginnie Mae, Series 2012-13, Class KF
0.45%	07/20/38	[3]	5,299,801	5,320,846
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		9,299,784	9,160,743
NCUA Guaranteed Notes, Series 2010-R1,
Class 1A
0.61%	10/07/20	[3]	12,123,159	12,188,412
NCUA Guaranteed Notes, Series 2010-R2,
Class 1A
0.53%	11/06/17	[3]	14,005,913	14,042,021
NCUA Guaranteed Notes, Series 2010-R2,
Class 2A
0.63%	11/05/20	[3]	10,372,297	10,428,818
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.72%	12/08/20	[3]	14,614,764	14,742,358
NCUA Guaranteed Notes, Series 2010-R3,
Class 2A
0.72%	12/08/20	[3]	6,280,256	6,333,491
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
0.69%	03/09/21	[3]	12,271,018	12,304,273
NCUA Guaranteed Notes, Series 2011-R1,
Class 1A
0.61%	01/08/20	[3]	8,756,125	8,809,825

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R2,
Class 1A
0.56%	02/06/20	[3]	$8,550,110	$8,584,844
NCUA Guaranteed Notes, Series 2011-R3,
Class 1A
0.55%	03/11/20	[3]	4,893,905	4,913,500
NCUA Guaranteed Notes, Series 2011-R4,
Class 1A
0.54%	03/06/20	[3]	4,915,565	4,927,338
NCUA Guaranteed Notes, Series 2011-R5,
Class 1A
0.54%	04/06/20	[3]	3,098,896	3,104,585
NCUA Guaranteed Notes, Series 2011-R6,
Class 1A
0.54%	05/07/20	[3]	2,816,992	2,819,468

				716,895,422

Total Mortgage-Backed
(Cost $1,551,519,206)				1,564,680,565

MUNICIPAL BONDS — 1.07%*
California — 0.53%
State of California, Taxable, Various Purpose
4.85%	10/01/14		4,900,000	4,900,000
5.50%	03/01/16		1,775,000	1,893,890
6.20%	03/01/19		600,000	703,386
State of California, Taxable, Various Purpose,
Series 3
5.45%	04/01/15		1,715,000	1,758,355
University of California, Floating Rate Notes,
Series Y, Class 1
0.66%	07/01/41	[3]	10,000,000	10,039,599

				19,295,230

Illinois — 0.54%
State of Illinois, Build America Bonds
6.20%	07/01/21	[3]	6,750,000	7,514,910
State of Illinois, Taxable Bonds
5.36%	03/01/17		2,250,000	2,428,898
State of Illinois, Taxable Pension Bonds
4.05%	06/01/15	[3]	1,040,000	1,062,443
4.35%	06/01/18	[3]	8,010,000	8,374,936

				19,381,187

Total Municipal Bonds
(Cost $38,032,178)				38,676,417

U.S. AGENCY SECURITIES — 4.02%
Federal Farm Credit Bank
0.17%	09/14/16	[3]	17,560,000	17,564,258
0.18%	04/26/17	[3]	35,365,000	35,403,123

See accompanying notes to Schedule of Portfolio Investments.

37 / Semi-Annual Report September 2014

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
0.20%	04/17/17	[3]	$22,785,000	$22,821,456
0.21%	02/27/17	[3]	17,135,000	17,165,226
Federal Home Loan Bank
0.22%	10/07/15	[3]	16,250,000	16,265,356
Fico Strip Principal, Series 5P
0.00%	02/08/18	[8]	37,445,000	35,601,471

Total U.S. Agency Securities
(Cost $144,648,632)				144,820,890

U.S. TREASURY SECURITIES — 0.60%
U.S. Treasury Notes — 0.60%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15	[9]	6,330,000	6,968,444
1.62%	01/15/15	[9]	11,780,000	14,718,132

Total U.S. Treasury Securities
(Cost $22,057,962)				21,686,576

Total Bonds – 82.05%
(Cost $2,920,549,931)				2,955,396,273

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.01%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	30,000	416,925

Total Purchased Swaptions
(Cost $939,000)

Issues	Maturity Date	Principal Amount/ Share	Value

SHORT-TERM INVESTMENTS — 15.45%

Commercial Paper — 0.72%
RBS Holdings USA, Inc.
0.19%[10]	10/27/14	26,000,000	25,996,736

Money Market Funds — 1.98%
Dreyfus Cash Advantage Fund
0.01%[11]		35,766,000	35,766,000
Morgan Stanley Institutional Fund
0.04%[11]		35,758,000	35,758,000

			71,524,000

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 12.74%
Fannie Mae
0.04%[10]	02/09/15		$35,000,000	$34,998,740
Federal Home Loan Bank
0.06%[10]	03/25/15		35,000,000	34,996,605
0.06%[10]	03/20/15		35,000,000	34,996,710
0.06%[10]	11/21/14		35,000,000	34,999,851
0.07%[10]	12/05/14		95,250,000	95,249,143
0.07%[10]	11/28/14		35,000,000	34,999,831
0.08%[10]	10/15/14		33,000,000	32,999,650
0.08%[10]	10/29/14		30,000,000	29,999,749
0.08%[10]	11/12/14		18,755,000	18,754,633
0.08%[10]	03/18/15		35,000,000	34,996,745
0.08%[10]	10/31/14		41,200,000	41,199,623
0.09%[10]	10/17/14		30,720,000	30,719,631

				458,910,911

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.02%[10]	10/16/14	[12]	169,000	168,998
0.02%[10]	11/20/14	[12]	36,000	36,000

				204,998

Total Short-Term Investments
(Cost $556,583,663)				556,636,645

Total Investments – 97.51%
(Cost $3,478,072,594)[1]				3,512,449,843

Cash and Other Assets, Less
Liabilities – 2.49%				89,710,058

Net Assets – 100.00%				$3,602,159,901

Issues	Notional Amount (000’s)	Premiums (Received)	Value

WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 7.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$(30,000)	$(540,000)	$(232,341)

Total Written Swaptions		$(540,000)	$(232,341)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 38

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Contracts	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
380	Euro Dollar Ninety Day,
	Expiration March 2015	$36,777
160	Euro Dollar Ninety Day,
	Expiration December 2016	(18,410)

	Net unrealized appreciation	$18,367

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
380	Euro Dollar Ninety Day,
	Expiration March 2016	$137,277
160	Euro Dollar Ninety Day,
	Expiration December 2017	3,639

	Net unrealized appreciation	$140,916

Expiration Date	Premiums (Received)	Notional Amount (000’s)	Appreciation	Value
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $115,920 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(115,920)	$10,080	$110,174	$(5,746)

	$(115,920)	$10,080	$110,174	$(5,746)

Notes:

[1]	Cost for federal income tax purposes is $3,478,748,471 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$50,603,155
Gross unrealized (depreciation)	(16,901,783)

Net unrealized appreciation	$33,701,372

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at September 30, 2014.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Private placements under procedures approved by the Fund’s Board of Trustees.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[7]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $5,570,298, which is 0.15% of total net assets.
[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2014.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents annualized yield at date of purchase.
[11]	Represents the current yield as of September 30, 2014.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $204,998.

†	Fair valued security. The aggregate value of fair valued securities is $1,576,178, which is 0.04% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

39 / Semi-Annual Report September 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.97%
ASSET-BACKED SECURITIES — 9.27%**
321 Henderson Receivables I LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[2]	$1,150,000	$1,150,968
Academic Loan Funding Trust,
Series 2012-1A, Class A2
1.26%	12/27/44	[2,3]	950,000	953,766
Alm Loan Funding, Series 2012-7A, Class A1
(Cayman Islands)
1.65%	10/19/24	[2,3,4]	775,000	774,124
American Money Management Corp.,
Series 2014-14A, Class A1L
1.80%	07/27/26	[2,3]	1,100,000	1,099,829
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E1
6.25%	04/20/16		170,768	171,431
Babson CLO Ltd., Series 2014-IIA, Class A
(Cayman Islands)
1.66%	10/17/26	[2,3,4]	850,000	850,313
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
0.52%	01/25/35	[2,3]	1,028,294	956,326
Bayview Commercial Asset Trust,
Series 2005-2A, Class A1
0.46%	08/25/35	[2,3]	421,112	384,656
BlueMountain CLO Ltd., Series 2013-1A,
Class A1 (Cayman Islands)
1.43%	05/15/25	[2,3,4]	1,420,000	1,408,188
Brazos Higher Education Authority, Inc.,
Series 2005-3, Class A16
0.43%	06/25/26	[3]	350,000	342,169
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
1.44%	02/25/35	[3]	650,000	670,169
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
1.23%	10/27/36	[3]	930,000	944,946
CIT Education Loan Trust, Series 2007-1,
Class A
0.32%	03/25/42	[2,3]	485,680	464,669
Cronos Containers Program Ltd.,
Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[2,4]	400,000	400,407
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
0.88%	04/25/35	[3]	780,000	782,665
Flatiron CLO Ltd.
1.62%	07/17/26	[2,3]	1,350,000	1,344,668
GCO Education Loan Funding Trust,
Series 2006-2AR, Class A1RN
0.80%	08/27/46	[2,3]	1,026,831	1,001,507
GE Business Loan Trust, Series 2004-1,
Class A
0.44%	05/15/32	[2,3]	2,343,226	2,304,335

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GE Business Loan Trust, Series 2004-2A,
Class A
0.37%	12/15/32	[2,3]	$501,756	$489,510
GE Business Loan Trust, Series 2005-1A,
Class A3
0.40%	06/15/33	[2,3]	686,802	667,022
Global SC Finance SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/24	[2,4]	1,647,083	1,629,833
Higher Education Funding, Series 2014-1,
Class A
1.29%	05/25/34	[2,3]	1,294,363	1,285,442
ING Investment Management CLO Ltd.,
Series 2014-1A, Class A1 (Cayman Islands)
1.77%	04/18/26	[2,3,4]	1,430,000	1,429,999
ING Investment Management Ltd.,
Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	1,050,000	1,048,293
J.G. Wentworth XXX LLC, Series 2013-3A,
Class A
4.08%	01/17/73	[2]	642,986	668,501
LCM VI LP, Series 6A, Class A
(Cayman Islands)
0.47%	05/28/19	[2,3,4]	640,555	639,607
Limerock CLO, Series 2014-2A, Class A
(Cayman Islands)
1.73%	04/18/26	[2,3,4]	1,200,000	1,200,595
Navient Student Loan Trust, Series 2014-1,
Class A3
0.66%	06/25/31	[3]	2,765,000	2,769,783
Navient Student Loan Trust, Series 2014-2,
Class A
0.80%	03/25/43	[3]	2,945,000	2,950,518
Navient Student Loan Trust, Series 2014-3,
Class A
0.78%	03/25/43	[3]	2,945,000	2,950,409
Navient Student Loan Trust, Series 2014-4,
Class A
0.83%	03/25/43	[3]	2,825,000	2,830,179
Nelnet Student Loan Trust, Series 2011-1A,
Class A
1.00%	02/25/43	[2,3]	2,598,271	2,638,894
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
1.10%	11/25/43	[2,3]	1,370,000	1,375,697
Oak Hill Credit Partners, Series 2012-7A,
Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	775,000	773,606
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[2]	313,887	324,854
SLC Student Loan Trust I, Series 2002-2,
Class B2
0.04%	07/01/42	[2,3]	750,000	579,880

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 40

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2004-1,
Class B
0.52%	08/15/31	[3]	$288,559	$265,477
SLC Student Loan Trust, Series 2005-3,
Class B
0.48%	06/15/40	[3]	1,085,368	988,029
SLC Student Loan Trust, Series 2008-1,
Class A4A
1.83%	12/15/32	[3]	625,000	654,182
SLM Student Loan Trust, Series 2004-2,
Class B
0.70%	07/25/39	[3]	323,191	302,042
SLM Student Loan Trust, Series 2004-8,
Class B
0.69%	01/25/40	[3]	324,123	297,551
SLM Student Loan Trust, Series 2004-8A,
Class A5
0.73%	04/25/24	[2,3]	2,614,797	2,622,551
SLM Student Loan Trust, Series 2005-4,
Class A3
0.35%	01/25/27	[3]	2,815,000	2,781,331
SLM Student Loan Trust, Series 2005-4,
Class B
0.41%	07/25/40	[3]	369,919	333,088
SLM Student Loan Trust, Series 2006-2,
Class A6
0.40%	01/25/41	[3]	925,000	859,346
SLM Student Loan Trust, Series 2006-8,
Class A6
0.39%	01/25/41	[3]	925,000	843,699
SLM Student Loan Trust, Series 2007-6,
Class B
1.08%	04/27/43	[3]	151,945	139,087
SLM Student Loan Trust, Series 2008-2,
Class B
1.43%	01/25/29	[3]	160,000	146,921
SLM Student Loan Trust, Series 2008-3,
Class B
1.43%	04/25/29	[3]	160,000	148,099
SLM Student Loan Trust, Series 2008-4,
Class B
2.08%	04/25/29	[3]	160,000	161,421
SLM Student Loan Trust, Series 2008-5,
Class B
2.08%	07/25/29	[3]	160,000	164,847
SLM Student Loan Trust, Series 2008-6,
Class B
2.08%	07/25/29	[3]	160,000	161,446
SLM Student Loan Trust, Series 2008-7,
Class B
2.08%	07/25/29	[3]	160,000	161,225
SLM Student Loan Trust, Series 2008-8,
Class B
2.48%	10/25/29	[3]	160,000	168,304

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9,
Class B
2.48%	10/25/29	[3]	$160,000	$169,090
SLM Student Loan Trust, Series 2011-2,
Class A2
1.36%	10/25/34	[3]	500,000	511,436
SLM Student Loan Trust, Series 2012-3,
Class A
0.80%	12/26/25	[3]	2,599,297	2,625,141
SLM Student Loan Trust, Series 2012-7,
Class A3
0.80%	05/26/26	[3]	800,000	801,368
SLM Student Loan Trust, Series 2013-4,
Class A
0.70%	06/25/27	[3]	717,129	718,748
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20	[3]	359,697	357,883
Spirit Master Funding LLC, Series 2014-1A,
Class A1
5.05%	07/20/40	[2]	543,610	580,135
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	2,†	760,368	906,483
Symphony CLO Ltd., Series 2013-11A,
Class A (Cayman Islands)
1.53%	01/17/25	[2,3,4]	1,350,000	1,342,725
TAL Advantage LLC, Series 2006-1,
Class NOTE
0.35%	04/20/21	[2,3]	229,583	227,602
Triton Container Finance LLC,
Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,3]	45,573	45,481

Total Asset-Backed Securities
(Cost $60,826,721)				61,742,496

BANK LOANS — 0.11%*
Health Care — 0.07%
HCA, Inc., Term Loan B4
2.98%	05/01/18	[3]	450,582	445,889

Services — 0.04%
AABS Ltd. Loan, Series 2013-1, Class A
(STEP) (Bermuda)
4.72%	01/15/38	3,4,†	268,750	278,148

Total Bank Loans
(Cost $721,871)				724,037

CORPORATES — 15.16%*
Banking — 2.23%
Bank of America Corp. (MTN)
1.10%	04/01/19	[3]	1,000,000	1,009,784
Bank of America N.A. (BKNT)
0.53%	06/15/17	[3]	1,350,000	1,341,633

See accompanying notes to Schedule of Portfolio Investments.

41 / Semi-Annual Report September 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
6.00%	06/15/16		$650,000	$700,851
6.10%	06/15/17		340,000	379,091
Commonwealth Bank of Australia (Australia)
1.95%	03/16/15	[4]	1,400,000	1,410,173
Credit Suisse/New York (Switzerland)
6.00%	02/15/18	[4]	288,000	323,177
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[3,4]	1,000,000	1,001,611
0.56%	08/24/15	[3,4]	1,250,000	1,249,713
HBOS PLC, Series G (MTN)
(United Kingdom)
6.75%	05/21/18	[2,4]	915,000	1,035,457
JPMorgan Chase Bank N.A.
0.56%	06/13/16	[3]	600,000	599,146
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	671,290
6.00%	10/01/17		500,000	559,417
Macquarie Bank Ltd. (Australia)
0.68%	06/15/16	[2,3,4]	2,000,000	2,000,842
National Australia Bank/New York (MTN)
(Australia)
2.00%	03/09/15	[4]	1,200,000	1,208,329
Royal Bank of Scotland PLC
(United Kingdom)
2.55%	09/18/15	[4]	1,370,000	1,390,705

				14,881,219

Communications — 0.62%
Sprint Nextel Corp.
9.00%	11/15/18	[2]	1,500,000	1,735,350
Verizon Communications, Inc.
2.62%	02/21/20	[2]	1,609,000	1,590,794
3.45%	03/15/21		765,000	777,087

				4,103,231

Consumer Discretionary — 0.31%
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,012,585
4.20%	08/01/23		1,000,000	1,040,169

				2,052,754

Electric — 2.05%
AES Corp.
3.23%	06/01/19	[3]	500,000	497,500
DPL, Inc.
6.50%	10/15/16		700,000	750,750
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	1,363,000	1,594,723
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,145,429

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	$500,000	$613,474
Homer City Generation LP (PIK)
8.73%	10/01/26	[5]	500,000	526,250
Ipalco Enterprises, Inc.
7.25%	04/01/16	[2]	760,000	817,744
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		1,000,000	1,054,690
Metropolitan Edison Co.
7.70%	01/15/19		500,000	603,277
Mirant Mid Atlantic Pass-Through Trust,
Series C
10.06%	12/30/28		682,006	757,027
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		900,000	1,055,993
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	567,985
Southwestern Electric Power Co.
6.45%	01/15/19		1,109,000	1,298,262
Texas-New Mexico Power Co.
9.50%	04/01/19	[2]	500,000	644,111
Trans-Allegheny Interstate Line Co.
4.00%	01/15/15	[2]	1,000,000	1,010,009
Tucson Electric Power
3.85%	03/15/23		700,000	714,550

				13,651,774

Energy — 1.24%
Chesapeake Energy Corp.
3.48%	04/15/19	[3]	1,000,000	1,006,250
Energy Transfer Partners LP
3.26%	11/01/66	[3]	910,000	861,087
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[2]	1,000,000	1,037,400
Petrobras Global Finance BV (Netherlands)
2.37%	01/15/19	[3,4]	1,194,000	1,202,916
Ruby Pipeline LLC
6.00%	04/01/22	[2]	1,250,000	1,383,325
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,311,986
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		1,250,000	1,363,115
Williams Cos., Inc.
7.88%	09/01/21		70,000	84,436

				8,250,515

Finance — 3.82%
Bear Stearns Cos. LLC
7.25%	02/01/18		1,140,000	1,327,255

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 42

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Chase Capital III, Series C
0.78%	03/01/27	[3]	$500,000	$443,750
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,064,735
Citigroup, Inc.
0.72%	08/14/17	[3]	750,000	751,173
0.78%	08/25/36	[3]	205,000	166,756
1.30%	11/15/16		1,000,000	1,001,716
1.93%	05/15/18	[3]	583,000	607,206
5.30%	01/07/16		625,000	659,757
5.50%	10/15/14		371,000	371,693
6.00%	08/15/17		250,000	280,181
6.12%	05/15/18		345,000	390,946
Ford Motor Credit Co. LLC
2.75%	05/15/15		500,000	506,603
Ford Motor Credit Co. LLC, Series FRN
1.48%	05/09/16	[3]	1,000,000	1,014,431
General Electric Capital Corp.
4.62%	01/07/21		700,000	772,544
5.62%	05/01/18		730,000	825,296
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[3]	1,610,000	1,541,158
3.35%	10/17/16		750,000	786,844
General Motors Financial Co., Inc.,
Series 3YR
3.00%	09/25/17		2,000,000	2,022,500
Goldman Sachs Group, Inc.
5.95%	01/18/18		350,000	392,119
6.15%	04/01/18		1,100,000	1,240,908
7.50%	02/15/19		550,000	656,456
Goldman Sachs Group, Inc., Series B (MTN)
0.63%	07/22/15	[3]	100,000	100,158
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	1,070,000	929,563
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[3]	1,650,000	1,423,125
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[3]	510,000	545,700
8.95%	05/18/17	[3]	410,000	441,283
9.57%	06/06/17	[3]	319,000	348,507
Morgan Stanley
0.71%	10/15/15	[3]	187,000	187,629
Morgan Stanley (MTN)
0.68%	10/18/16	[3]	1,185,000	1,186,860
6.25%	08/28/17		800,000	900,865
Prudential Holdings LLC (AGM)
1.11%	12/18/17	[2,3]	428,571	426,220
Reckson Operating Partnership LP
5.00%	08/15/18		700,000	754,855

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	$1,250,000	$1,346,875

				25,415,667

Health Care — 0.62%
CHS/Community Health Systems, Inc.
5.12%	08/15/18		1,100,000	1,133,000
HCA, Inc.
3.75%	03/15/19		1,000,000	987,500
Providence Health & Services
Obligated Group
1.18%	10/01/17	[3]	1,975,000	1,985,075

				4,105,575

Industrials — 0.40%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[2,4]	1,000,000	1,011,585
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90%	03/22/23	[2,4]	900,000	914,104
5.12%	02/22/21	[2,4]	690,000	768,980

				2,694,669

Insurance — 0.49%
Metropolitan Life Global Funding I
3.88%	04/11/22	[2]	1,000,000	1,050,762
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	1,002,000	1,009,515
New York Life Global Funding
1.12%	03/01/17	[2]	1,200,000	1,200,103

				3,260,380

Materials — 0.07%
Barrick Gold Corp. (WI) (Canada)
4.10%	05/01/23	[4]	475,000	457,565

Real Estate Investment Trust (REIT) — 2.50%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22		1,000,000	1,060,590
Arc Properties Operating Partnership LP/
Clark Acquisition LLC
2.00%	02/06/17	[2]	2,000,000	2,001,014
HCP, Inc.
2.62%	02/01/20		750,000	740,801
4.25%	11/15/23		315,000	323,069
6.00%	01/30/17		1,000,000	1,105,116
7.07%	06/08/15		200,000	208,536
HCP, Inc. (MTN)
6.30%	09/15/16		500,000	550,291
Health Care REIT, Inc.
4.70%	09/15/17		1,000,000	1,086,943

See accompanying notes to Schedule of Portfolio Investments.

43 / Semi-Annual Report September 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
5.25%	01/15/22		$930,000	$1,029,831
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		1,245,000	1,319,379
Mid-America Apartments LP
5.50%	10/01/15		1,000,000	1,045,384
Simon Property Group LP
4.20%	02/01/15		400,000	401,283
SL Green Realty Corp./SL Green Operating
Partnership
7.75%	03/15/20		650,000	774,436
UDR, Inc. (MTN)
5.25%	01/15/15		1,000,000	1,013,567
Ventas Realty LP/Ventas Capital Corp.
1.55%	09/26/16		1,000,000	1,009,741
2.70%	04/01/20		1,025,000	1,009,684
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17	[2]	2,000,000	2,003,857

				16,683,522

Transportation — 0.81%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		991,167	1,064,265
Continental Airlines Pass-Through Trust,
Series 1997, Class 4A
6.90%	01/02/18		46,976	50,088
Continental Airlines Pass-Through Trust,
Series 1999, Class C2
7.26%	03/15/20		293,536	332,429
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.54%	08/02/20		617,158	687,745
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22		314,346	351,674
JetBlue Airways Pass-Through Trust,
Series 2004, Class G1
0.61%	08/15/16	[3]	8,064	7,930
JetBlue Airways Pass-Through Trust,
Series 2004, Class G2
0.68%	11/15/16	[3]	1,161,000	1,142,424
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A-1
7.04%	04/01/22		164,562	194,183
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		215,853	244,454
US Airways Pass-Through Trust,
Series 2012, Class 2A
4.62%	06/03/25		477,955	501,554

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
US Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		$741,679	$827,436

				5,404,182

Total Corporates
(Cost $97,117,640)				100,961,053

MORTGAGE-BACKED — 31.22%**
Commercial Mortgage-Backed — 3.65%
Bayview Commercial Asset Trust,
Series 2008-4, Class A2
2.66%	07/25/38	[2,3]	78,237	85,155
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-T20,
Class A4A
5.29%	10/12/42	[3]	1,140,000	1,174,116
Bear Stearns Commercial Mortgage
Securities Trust, Series 2006-T22,
Class A4
5.76%	04/12/38	[3]	1,052,283	1,105,891
COMM Mortgage Trust, Series 2010-C1,
Class A1
3.16%	07/10/46	[2]	3,321,052	3,373,538
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2006-C1, Class AAB
5.64%	02/15/39	[3]	281,388	283,531
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	516,997	565,952
GE Business Loan Trust, Series 2003-2A,
Class A
0.52%	11/15/31	[2,3]	501,731	481,912
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4
5.49%	11/10/45	[3]	1,315,000	1,351,191
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-CB13,
Class A3A1
5.42%	01/12/43	[3]	1,178,214	1,179,013
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD12,
Class ASB
5.83%	02/15/51	[3]	904,967	953,749
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.74%	02/15/30		537,235	538,393
Morgan Stanley Capital I Trust,
Series 2001-C3, Class A2
3.22%	08/15/49		265,317	274,325
Morgan Stanley Capital I Trust,
Series 2011-C1, Class A1
2.60%	09/15/47	[2]	3,055,751	3,092,384

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 44

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.24%	03/15/45		$1,445,000	$1,461,455
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.08%	03/15/42	[3]	2,212,337	2,229,900
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.12%	07/15/42	[3]	850,508	866,936
WF-RBS Commercial Mortgage Trust,
Series 2011-C4, Class A1
1.61%	06/15/44	[2]	1,011,294	1,015,143
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,471,310
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class A1
0.86%	08/15/45		2,849,706	2,842,772

				24,346,666

Non-Agency Mortgage-Backed — 12.48%
Accredited Mortgage Loan Trust,
Series 2005-3, Class A1
0.40%	09/25/35	[3]	1,273,346	1,264,069
Ameriquest Mortgage Securities, Inc.,
Series 2005-R5, Class M1
0.58%	07/25/35	[3]	6,351,065	6,358,223
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2
0.36%	08/25/35	[3]	113,376	113,217
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
1.13%	12/25/34	[3]	854,924	766,838
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE4, Class M2
0.83%	05/25/35	[3]	473,770	474,908
Banc of America Funding Corp.,
Series 2003-2, Class 1A1
6.50%	06/25/32		4,119	4,369
Banc of America Funding Corp.,
Series 2006-G, Class 2A3
0.32%	07/20/36	[3]	162,095	162,198
Bear Stearns Asset-Backed Securities Trust,
Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34		3,905	4,043
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE12, Class 1A3
0.54%	12/25/35	[3]	800,000	794,428
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE9, Class M1
0.66%	10/25/35	[3]	881,532	875,249

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CC Mortgage Funding Corp., Series 2004-1A,
Class A1
0.44%	01/25/35	[2,3]	$228,156	$207,386
CC Mortgage Funding Corp., Series 2005-2A,
Class A1
0.34%	05/25/36	[2,3]	196,470	176,396
Centex Home Equity Loan Trust,
Series 2005-D, Class M1
0.58%	10/25/35	[3]	1,710,000	1,679,858
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2004-2, Class 1A4
5.32%	02/25/35		6,973	7,085
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.86%	02/25/34	[3]	19,849	19,544
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.34%	03/25/37	[3]	1,404,885	1,381,917
Conseco Finance Securitizations Corp.,
Series 2000-E, Class M1
8.13%	08/15/31	[3]	11,303	11,355
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	09/01/33		431,942	481,215
Conseco Finance, Series 2002-A,
Class A5 (STEP)
7.55%	04/15/32		58,371	59,562
Conseco Finance, Series 2002-C,
Class BF2
8.00%	06/15/32	[2,3]	248,472	273,692
Conseco Financial Corp., Series 1996-7,
Class M1
7.70%	10/15/27	[3]	760,307	818,338
Conseco Financial Corp., Series 1997-3,
Class A7
7.64%	03/15/28	[3]	234,647	252,266
Conseco Financial Corp., Series 1998-6,
Class A8
6.66%	06/01/30		804,541	863,344
Countryplace Manufactured Housing Contract
Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	705,018
Countrywide Alternative Loan Trust,
Series 2005-27, Class 3A2
1.22%	08/25/35	[3]	22,022	15,206
Countrywide Asset-Backed Certificates,
Series 2005-1, Class MV2
0.60%	07/25/35	[3]	225,364	225,824
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
2.34%	08/25/34	[3]	187,413	188,387

See accompanying notes to Schedule of Portfolio Investments.

45 / Semi-Annual Report September 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2014-4R, Class 16A1
0.36%	02/27/36	[2,3]	$2,479,528	$2,438,524
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB3,
Class AF1 (STEP)
3.38%	12/25/32		1,535,387	1,501,024
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF4 (STEP)
3.77%	12/25/36		1,002,727	756,509
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB6,
Class A23
0.30%	07/25/36	[3]	1,099,110	960,195
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1 (STEP)
0.22%	04/25/37	[3]	218,224	149,579
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A3
0.40%	04/25/37	[3]	2,593,064	1,833,032
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	421,008	420,613
Equifirst Mortgage Loan Trust, Series 2005-1,
Class M1
0.58%	04/25/35	[3]	789,239	790,044
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2005-FF4, Class M1
0.58%	05/25/35	[3]	2,563,844	2,553,797
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	664,835	656,271
Green Tree Financial Corp., Series 1998-4,
Class A5
6.18%	04/01/30		411,072	425,011
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	444,330	478,230
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	644,685	688,957
Greenpoint Manufactured Housing,
Series 1999-5, Class A5
7.82%	12/15/29	[3]	329,389	336,519
GSAA Home Equity Trust, Series 2005-9,
Class 1A1
0.44%	08/25/35	[3]	2,066,025	2,022,845
Home Equity Loan Trust, Series 2006-2,
Class A1
0.30%	03/20/36	[3]	917,552	912,482
Home Equity Loan Trust, Series 2007-3,
Class APT
1.35%	11/20/36	[3]	1,272,841	1,275,184

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
2.70%	10/25/34	[3]	$90,034	$91,856
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
0.96%	11/25/34	[3]	38,296	35,133
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.35%	06/25/37	[3]	1,509,425	1,005,601
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A3
6.61%	02/25/28		308,005	316,140
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A4
6.75%	02/25/28		81,993	85,259
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A4
6.49%	09/25/28		206,433	211,003
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
4.94%	05/25/37	[3]	552,549	522,011
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A4
4.95%	09/15/30		1,426,926	1,451,859
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A4
5.27%	04/15/40		258,948	279,353
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A5
5.87%	04/15/40		148,790	159,134
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A6
6.47%	04/15/40	[3]	468,906	517,021
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
2.67%	01/25/34	[3]	289,587	285,571
MASTR Adjustable Rate Mortgages Trust,
Series 2004-1, Class 2A1
2.75%	01/25/34	[3]	709	691
MASTR Asset Securitization Trust,
Series 2002-8, Class 1A1
5.50%	12/25/17		1,396	1,433
MASTR Asset-Backed Securities Trust,
Series 2006-AB1, Class A2
0.38%	02/25/36	[3]	1,247,192	1,221,552
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class A3
0.34%	01/25/36	[3]	1,107,676	1,095,951
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
2.53%	10/25/32	[3]	2,133	2,139

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 46

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust,
Series 2005-1, Class 4A1
2.44%	10/25/32	[3]	$22,112	$22,443
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
0.34%	06/25/37	[3]	769,201	517,209
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
0.40%	06/25/37	[3]	1,421,462	981,274
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38		1,066,257	1,144,278
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37		566,755	597,476
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		777,899	934,935
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		555,642	606,352
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		841,833	938,852
Morgan Stanley Capital I Trust,
Series 2004-NC7, Class M2
1.08%	07/25/34	[3]	1,858,097	1,834,784
Morgan Stanley Capital I Trust,
Series 2005-HE3, Class M3
0.95%	07/25/35	[3]	1,903,000	1,842,883
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M1
0.60%	08/25/35	[3]	1,610,420	1,611,444
New Century Home Equity Loan Trust,
Series 2005-3, Class M1
0.64%	07/25/35	[3]	3,482,706	3,471,168
Origen Manufactured Housing,
Series 2004-A, Class M2
6.64%	01/15/35	[3]	414,690	455,208
Park Place Securities, Inc.,
Series 2004-WCW1, Class M2
1.18%	09/25/34	[3]	577,860	573,945
Park Place Securities, Inc.,
Series 2004-WWF1, Class M2
1.18%	12/25/34	[3]	894,838	888,958
Park Place Securities, Inc.,
Series 2005-WCW2, Class A2D
0.52%	07/25/35	[3]	2,801,546	2,794,531
RBSSP Resecuritization Trust, Series 2009-6,
Class 11A4
0.58%	08/26/36	[2,3]	2,274,507	2,174,762
Residential Asset Mortgage Products, Inc.,
Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,013
Residential Asset Mortgage Products, Inc.,
Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	15,947

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc.,
Series 2003-SL1, Class A41
8.00%	04/25/31		$37,144	$41,028
Residential Asset Securities Corp.,
Series 2004-IP2, Class 2A1
2.49%	12/25/34	[3]	59,459	60,748
Residential Funding Mortgage Securities II,
Inc., Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		202,946	206,632
Residential Funding Mortgage Securities II,
Inc., Series 2003-HS2, Class AI4 (STEP)
4.37%	07/25/33		5,919	5,909
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A1B
0.42%	02/25/36	[3]	52,892	38,277
Soundview Home Equity Loan Trust,
Series 2006-WF2, Class A2C
0.30%	12/25/36	[3]	716,046	705,744
Soundview Home Loan Trust,
Series 2005-OPT4, Class 2A3
0.68%	12/25/35	[3]	2,754,162	2,713,581
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
2.48%	10/25/34	[3]	2,247,988	2,176,939
Structured Asset Mortgage Investments II
Trust, Series 2005-AR1, Class A1
0.63%	04/19/35	[3]	2,191,103	2,047,465
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A2
1.61%	02/25/36	[3]	1,083,555	950,758
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 22A1
1.95%	05/25/36	[3]	3,546,954	2,348,183
Structured Asset Securities Corp.,
Series 2005-WF2, Class A3
0.76%	05/25/35	[3]	2,416,948	2,419,147
UCFC Home Equity Loan, Series 1998-D,
Class BF1
8.96%	04/15/30	[3]	3,657	535
UCFC Home Equity Loan, Series 1998-D,
Class MF1
6.90%	04/15/30		81,974	84,690
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA2, Class 2A
0.82%	01/25/47	[3]	1,396,235	1,031,179
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR18, Class A
2.50%	01/25/33	[3]	13,964	14,212
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
0.94%	10/25/45	[3]	2,371,784	2,252,957

See accompanying notes to Schedule of Portfolio Investments.

47 / Semi-Annual Report September 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust,
Series 2005-3, Class M1
0.56%	11/25/35	[3]	$940,527	$940,750

				83,111,654

U.S. Agency Mortgage-Backed — 15.09%
Fannie Mae Pool (TBA)
2.50%	10/25/27		1,570,000	1,579,322
3.00%	10/25/26		1,150,000	1,184,500
3.00%	10/25/42		12,250,000	12,076,777
3.50%	10/25/42		5,790,000	5,918,466
4.00%	10/25/41		9,070,000	9,559,638
Fannie Mae Pool 253974
7.00%	08/01/31		8,080	9,326
Fannie Mae Pool 254232
6.50%	03/01/22		13,127	14,868
Fannie Mae Pool 527247
7.00%	09/01/26		53	59
Fannie Mae Pool 545191
7.00%	09/01/31		4,452	5,073
Fannie Mae Pool 545646
7.00%	09/01/26		52	58
Fannie Mae Pool 549740
6.50%	10/01/27		16,420	18,598
Fannie Mae Pool 555284
7.50%	10/01/17		218	231
Fannie Mae Pool 606108
7.00%	03/01/31		911	949
Fannie Mae Pool 630599
7.00%	05/01/32		10,308	12,272
Fannie Mae Pool 655928
7.00%	08/01/32		5,939	7,085
Fannie Mae Pool 735207
7.00%	04/01/34		3,234	3,783
Fannie Mae Pool 735646
4.50%	07/01/20		5,672	6,009
Fannie Mae Pool 735686
6.50%	12/01/22		54,287	61,476
Fannie Mae Pool 735861
6.50%	09/01/33		164,489	191,599
Fannie Mae Pool 764388
1.78%	03/01/34	[3]	42,857	45,731
Fannie Mae Pool 776708
5.00%	05/01/34		276,161	308,571
Fannie Mae Pool 817611
5.37%	11/01/35	[3]	27,172	29,191
Fannie Mae Pool 844773
5.27%	12/01/35	[3]	3,618	3,913

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889125
5.00%	12/01/21		$286,026	$304,955
Fannie Mae Pool 889184
5.50%	09/01/36		302,981	339,968
Fannie Mae Pool 890221
5.50%	12/01/33		451,443	504,174
Fannie Mae Pool 918445
6.02%	05/01/37	[3]	9,823	10,589
Fannie Mae Pool 939419
1.78%	05/01/37	[3]	122,887	131,593
Fannie Mae Pool AB3685
4.00%	10/01/41		2,187,392	2,316,514
Fannie Mae Pool AE0605
4.67%	07/01/20		1,230,849	1,362,343
Fannie Mae Pool AJ0764
4.50%	09/01/41		814,628	880,403
Fannie Mae Pool AJ7696
4.50%	12/01/41		3,075,713	3,320,208
Fannie Mae Pool AL0209
4.50%	05/01/41		812,555	890,660
Fannie Mae Pool AL2602
2.65%	10/01/22		1,454,865	1,449,774
Fannie Mae Pool AL3306
2.46%	04/01/23		2,421,693	2,387,131
Fannie Mae Pool AL3366
2.44%	02/01/23		2,443,380	2,397,272
Fannie Mae Pool AL3400
2.54%	03/01/23		2,425,867	2,390,436
Fannie Mae Pool FN0005
3.38%	11/01/20		1,394,169	1,467,313
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,469,726
Fannie Mae Pool MA1561
3.00%	09/01/33		3,266,315	3,317,729
Fannie Mae Pool MA1582
3.50%	09/01/43		2,348,189	2,395,978
Fannie Mae Whole Loan, Series 2003-W6,
Class 5T (IO)
0.55%	09/25/42	[3]	22,191,630	339,274
Fannie Mae, Pool MA1608
3.50%	10/01/33		3,518,991	3,654,390
Fannie Mae, Series 1989-25, Class G
6.00%	06/25/19		1,896	2,027
Fannie Mae, Series 1992-116, Class B
6.50%	06/25/22		162	171
Fannie Mae, Series 1993-80, Class S
10.69%	05/25/23	[3]	10,210	11,458
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31		213,067	241,313

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 48

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2007-64, Class FA
0.62%	07/25/37	[3]	$258,336	$261,078
Fannie Mae, Series 2008-50, Class SA (IO)
5.90%	11/25/36	[3]	3,239,382	504,755
Fannie Mae, Series 2009-M1, Class A2
4.29%	07/25/19		101,000	109,825
Fannie Mae, Series 2012-M12, Class 1A
2.94%	08/25/22	[3]	2,034,284	2,064,792
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[3]	1,604,804	1,612,763
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,610,000	1,607,010
Freddie Mac Gold Pool A25162
5.50%	05/01/34		381,622	427,566
Freddie Mac Gold Pool A33262
5.50%	02/01/35		87,675	99,587
Freddie Mac Gold Pool A68781
5.50%	10/01/37		18,885	21,155
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,815,638	1,859,185
Freddie Mac Gold Pool C90504
6.50%	12/01/21		1,497	1,693
Freddie Mac Gold Pool E01279
5.50%	01/01/18		1,482	1,572
Freddie Mac Gold Pool E90474
6.00%	07/01/17		2,493	2,592
Freddie Mac Gold Pool G01548
7.50%	07/01/32		587,407	717,554
Freddie Mac Gold Pool G01644
5.50%	02/01/34		245,158	275,480
Freddie Mac Gold Pool G02366
6.50%	10/01/36		181,733	205,632
Freddie Mac Gold Pool G11707
6.00%	03/01/20		3,092	3,303
Freddie Mac Gold Pool G12393
5.50%	10/01/21		246,564	266,055
Freddie Mac Gold Pool G12909
6.00%	11/01/22		339,259	373,022
Freddie Mac Gold Pool G13032
6.00%	09/01/22		208,297	227,953
Freddie Mac Gold Pool J06246
5.50%	10/01/21		101,414	109,835
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		1,162,367	1,196,057
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K004,
Class A2
4.19%	08/25/19		3,385,000	3,688,499

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K017,
Class A2
2.87%	12/25/21		$2,040,000	$2,069,571
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K018,
Class A2
2.79%	01/25/22		2,235,000	2,258,264
Freddie Mac Pool Q20178
3.50%	07/01/43		1,586,769	1,629,957
Freddie Mac REMICS, Series 3460,
Class SA (IO)
6.05%	06/15/38	[3]	3,307,058	449,505
Freddie Mac REMICS, Series 4030,
Class HS (IO)
6.46%	04/15/42	[3]	3,120,455	537,699
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[3]	14,590	19,105
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		83,527	90,862
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		1,555,000	1,520,526
Freddie Mac, Series KF02, Class A3
0.78%	07/25/20		3,214,993	3,226,547
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,812,772	1,997,660
Ginnie Mae II Pool (TBA)
3.00%	10/20/42		835,000	840,545
4.00%	10/20/44		1,905,000	2,020,044
Ginnie Mae II Pool 80968
1.62%	07/20/34	[3]	48,384	50,135
Ginnie Mae, Series 2004-8, Class SE
13.99%	11/26/23	[3]	73,194	94,231
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		2,069,051	2,070,738
NCUA Guaranteed Notes, Series 2010-R2,
Class 1A
0.53%	11/06/17	[3]	959,969	962,444
NCUA Guaranteed Notes, Series 2010-R2,
Class 2A
0.63%	11/05/20	[3]	810,442	814,858
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
0.69%	03/09/21	[3]	735,287	737,280
NCUA Guaranteed Notes, Series 2011-R2,
Class 1A
0.56%	02/06/20	[3]	867,402	870,926

				100,520,754

Total Mortgage-Backed
(Cost $200,904,710)				207,979,074

See accompanying notes to Schedule of Portfolio Investments.

49 / Semi-Annual Report September 2014

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS — 1.19%*
California — 0.34%
State of California, Taxable, Various Purpose,
Series 3
5.95%	04/01/16		$225,000	$242,672
University of California, Floating Rate Notes,
Series Y, Class 1
0.66%	07/01/41	[3]	2,000,000	2,007,920

				2,250,592

Illinois — 0.42%
State of Illinois, Build America Bonds
6.20%	07/01/21		600,000	667,992
State of Illinois, Taxable Bonds
4.95%	06/01/23		1,275,000	1,322,736
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		800,000	836,448

				2,827,176

New York — 0.28%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,126,570
New York State Urban Development Corp.,
Series F
3.20%	03/15/22		700,000	714,441

				1,841,011

Texas — 0.15%
City of Houston Texas, Taxable Pension
Obligation, Series A
6.29%	03/01/32		790,000	981,125

Total Municipal Bonds
(Cost $7,819,359)				7,899,904

U.S. AGENCY SECURITIES — 1.40%
U.S. Agency Securities — 1.40%
Federal Farm Credit Bank
0.17%	09/14/16	[3]	2,460,000	2,460,597
0.20%	04/17/17	[3]	2,505,000	2,509,008
0.21%	02/27/17	[3]	2,415,000	2,419,260
Federal Home Loan Bank
0.22%	10/07/15	[3]	1,955,000	1,956,847

Total U.S. Agency Securities
(Cost $9,334,523)				9,345,712

U.S. TREASURY SECURITIES — 34.62%
U.S. Treasury Bonds — 0.24%
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[6]	2,300,000	1,572,649

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes — 34.38%
U.S. Treasury Notes
0.25%	05/15/15		$8,340,000	$8,350,426
0.25%	08/15/15		3,095,000	3,099,051
0.50%	07/31/16		22,720,000	22,725,619
0.50%	08/31/16		44,080,000	44,037,815
0.88%	09/15/16		9,300,000	9,351,765
0.88%	05/15/17		4,015,000	4,010,138
0.88%	07/15/17		14,110,000	14,062,946
2.12%	01/31/21		2,555,000	2,555,199
2.38%	08/15/24		35,260,000	34,859,925
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.12%	04/15/17	[7]	2,555,000	2,717,284
0.12%	07/15/24	[7]	2,455,000	2,365,387
0.50%	04/15/15	[7]	1,070,000	1,177,920
1.62%	01/15/15	[7]	2,070,000	2,586,293
U.S. Treasury Notes (WI)
1.62%	07/31/19		77,610,000	77,124,934

Total U.S. Treasury Securities
(Cost $231,071,854)				230,597,351

Total Bonds – 92.97%
(Cost $607,796,678)				619,249,627

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 6.06%
Commercial Paper — 0.79%
Macquarie Bank Ltd. (Australia)
0.23%[8]	11/24/14	[2,4]	5,275,000	5,273,625

Money Market Funds — 1.94%
Dreyfus Cash Advantage Fund
0.01%[9]			6,469,000	6,469,000
Morgan Stanley Institutional Fund
0.04%[9]			6,469,000	6,469,000

				12,938,000

U.S. Agency Discount Notes — 3.32%
Federal Home Loan Bank
0.06%[8]	10/22/14		10,080,000	10,079,647
0.06%[8]	11/26/14		12,000,000	11,999,942

				22,079,589

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 50

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.01%[8]	12/04/14	[10]	$7,000	$7,000
0.02%[8]	10/16/14	[10]	34,000	34,000

				41,000

Total Short-Term Investments
(Cost $40,330,707)				40,332,214

Total Investments – 99.03%
(Cost $648,127,385)[1]				659,581,841

Cash and Other Assets, Less
Liabilities – 0.97%				6,486,512

Net Assets – 100.00%				$666,068,353

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
65	Euro Dollar Ninety Day,
	Expiration March 2015	$6,397
30	Euro Dollar Ninety Day,
	Expiration December 2016	(3,452)

	Net unrealized appreciation	$2,945

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
65	Euro Dollar Ninety Day,
	Expiration March 2016	$23,271
30	Euro Dollar Ninety Day,
	Expiration December 2017	682

	Net unrealized appreciation	$23,953

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	$—	$ 725	$20,321	$20,321

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.
11/15/27	—	720	13,270	13,270

	$—	$1,445	$33,591	$33,591

Expiration Date	Premiums (Received)	Notional Amount (000’s)	Appreciation	Value
SWAPTION: RATE FLOOR INFLATION
The Fund received a fixed payment equal to $13,685 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.
11/23/20	$(13,685)	$1,190	$13,007	$(678)

	$(13,685)	$1,190	$13,007	$(678)

Notes:

[1]	Cost for federal income tax purposes is $648,132,555 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$12,794,286
Gross unrealized (depreciation)	(1,345,000)

Net unrealized appreciation	$11,449,286

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Floating rate security. The rate disclosed was in effect at September 30, 2014.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[6]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2014.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Represents annualized yield at date of purchase.
[9]	Represents the current yield as of September 30, 2014.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $41,000.

†	Fair valued security. The aggregate value of fair valued securities is $1,184,631, which is 0.18% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(AGM): Assurance Guaranty Municipal Corp. (formerly known as FSA

(Financial Security Assurance, Inc.))

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(PIK): Payment in kind

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

51 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 100.06%
ASSET-BACKED SECURITIES — 9.10%**
321 Henderson Receivables I LLC,
Series 2014-2A, Class A
3.61%	01/17/73[2]	$62,355,000	$62,407,462
Academic Loan Funding Trust,
Series 2012-1A, Class A2
1.26%	12/27/44[2,3]	14,950,000	15,009,262
Access Group, Inc., Series 2001, Class 2A1
0.60%	05/25/29[3]	3,046,014	2,901,592
Access Group, Inc., Series 2004-1, Class A2
0.44%	09/26/33[3]	77,500	76,339
Aircastle Aircraft Lease Backed Trust,
Series 2007-1A, Class G1
0.47%	06/14/37[2,3]	3,581,863	3,485,600
Ally Auto Receivables Trust, Series 2012-1,
Class A3
0.93%	02/16/16	139,079	139,183
American Money Management Corp.,
Series 2013-12A, Class D1 (Cayman Islands)
3.98%	05/10/25[2,3,4]	1,650,000	1,596,337
American Money Management Corp.,
Series 2014-14A, Class A1L
1.80%	07/27/26[2,3]	24,765,000	24,761,154
Amur Finance IA LLC/Jet Midwest,
Series 2014-1, Class A
11.00%	12/17/172,†	11,191,729	11,191,675
ARES CLO Ltd., Series 2012-3A, Class E
(Cayman Islands)
5.98%	01/17/24[2,3,4]	500,000	480,322
ARES CLO Ltd., Series 2013-1A, Class E
(Cayman Islands)
5.23%	04/15/25[2,3,4]	475,000	435,825
ARES XXVI CLO Ltd., Series 2013-1A,
Class A (Cayman Islands)
1.33%	04/15/25[2,3,4]	15,000,000	14,771,430
Avery Point CLO Ltd., Series 2014-1A,
Class A
1.75%	04/25/26[2,3]	8,000,000	7,997,192
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E1
6.25%	04/20/16	2,604,451	2,614,545
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E2
7.00%	03/20/17	5,240,000	5,265,958
Babcock & Brown Air Funding I Ltd.,
Series 2007-1A, Class G1 (Bermuda)
0.46%	11/14/33[2,3,4]	907,608	771,467
Babson CLO Ltd., Series 2013-IA, Class A
(Cayman Islands)
1.33%	04/20/25[2,3,4]	19,800,000	19,530,661
Babson CLO Ltd., Series 2013-IA, Class C
(Cayman Islands)
2.93%	04/20/25[2,3,4]	300,000	292,756

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Babson CLO Ltd., Series 2014-IA, Class D
(Cayman Islands)
5.13%	07/12/25[2,3,4]	$700,000	$641,005
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
0.52%	01/25/35[2,3]	3,849,362	3,579,953
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
0.46%	04/25/35[2,3]	8,873,861	8,206,041
Bayview Commercial Asset Trust,
Series 2005-2A, Class A1
0.46%	08/25/35[2,3]	24,740,562	22,598,746
Bayview Commercial Asset Trust,
Series 2006-4A, Class A1
0.38%	12/25/36[2,3]	217,249	197,997
Bayview Commercial Asset Trust,
Series 2007-1, Class A1
0.38%	03/25/37[2,3]	9,252,878	8,399,806
Bayview Commercial Asset Trust,
Series 2007-2A, Class A1
0.42%	07/25/37[2,3]	15,180,543	13,375,962
Bayview Commercial Asset Trust,
Series 2007-3, Class A1
0.40%	07/25/37[2,3]	2,290,041	2,048,939
Beacon Container Finance LLC,
Series 2012-1A, Class A
3.72%	09/20/27[2]	13,798,995	14,007,065
BlueMountain CLO Ltd., Series 2012-2A,
Class A1 (Cayman Islands)
1.65%	11/20/24[2,3,4]	50,000,000	49,958,700
BlueMountain CLO Ltd., Series 2012-2A,
Class C (Cayman Islands)
2.98%	11/20/24[2,3,4]	125,000	121,403
BlueMountain CLO Ltd., Series 2014-1A,
Class A (Cayman Islands)
1.74%	04/30/26[2,3,4]	9,250,000	9,240,815
Brazos Higher Education Authority, Inc.,
Series 2003 I, Class A3
0.38%	09/26/22[3]	45,202	44,998
Brazos Higher Education Authority, Inc.,
Series 2005-1, Class 1A4
0.42%	03/26/29[3]	10,000,000	9,766,700
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
1.44%	02/25/35[3]	13,355,000	13,769,395
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
1.04%	02/25/30[3]	50,750	51,282
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
1.29%	11/25/33[3]	16,050,000	16,318,934
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A2
1.08%	07/25/29[3]	3,669,664	3,701,898

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 52

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
1.23%	10/27/36[3]	$24,411,000	$24,803,302
Brazos Higher Education Authority, Inc.,
Series 2012-1, Class A1
0.86%	12/26/35[3]	48,817	48,730
CAL Funding II Ltd., Series 2012-1A,
Class A (Bermuda)
3.47%	10/25/27[2,4]	202,083	202,451
Cent CLO LP, Series 2013-17A, Class D
(Cayman Islands)
6.24%	01/30/25[2,3,4]	805,000	787,137
Cent CLO LP, Series 2104-21A, Class A1B
(Cayman Islands)
1.62%	07/27/26[2,3,4]	49,675,000	49,435,914
CIFC Funding Ltd., Series 2012-2A,
Class A1L (Cayman Islands)
1.63%	12/05/24[2,3,4]	58,350,000	58,225,306
CIFC Funding Ltd., Series 2014-2A,
Class A3L (Cayman Islands)
3.10%	05/26/26[2,3,4]	1,800,000	1,750,241
CIT Education Loan Trust, Series 2007-1,
Class A
0.32%	03/25/42[2,3]	35,942,917	34,388,005
CIT Education Loan Trust, Series 2007-1,
Class B
0.53%	06/25/42[2,3]	25,221,284	22,942,197
College Loan Corp. Trust, Series 2005-2,
Class B
0.72%	01/15/37[3]	5,524,229	4,989,807
Columbus Nova CLO Ltd., Series 2007-2A,
Class D
4.73%	10/15/21[2,3]	375,000	386,291
Cronos Containers Program Ltd.,
Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27[2,4]	2,620,000	2,622,665
Dryden Senior Loan Fund,
Series 2012-23RA, Class DR
(Cayman Islands)
6.23%	07/17/23[2,3,4]	350,000	342,558
Dryden Senior Loan Fund,
Series 2014-33A, Class B (Cayman Islands)
2.22%	07/15/26[2,3,4]	4,000,000	3,936,324
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class A (Cayman Islands)
1.61%	01/15/25[2,3,4]	24,100,000	24,014,614
Eaton Vance CLO Ltd., Series 2014-1A,
Class A (Cayman Islands)
1.68%	07/15/26[2,3,4]	48,773,000	48,767,879
Education Loan Asset-Backed Trust, Series
2013-1A, Class A2
0.96%	04/26/32[2,3]	12,750,000	12,764,353

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
0.88%	04/25/35[3]	$125,000	$125,427
Educational Funding of the South, Inc.,
Series 2012-1, Class A
1.20%	03/25/36[3]	35,161,037	35,727,646
EFS Volunteer No. 2 LLC
1.50%	03/25/36[2,3]	685,000	706,470
Flatiron CLO Ltd.
1.62%	07/17/26[2,3]	26,693,000	26,587,563
Ford Credit Auto Owner Trust,
Series 2012-C, Class A4
0.79%	11/15/17	155,000	155,339
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
0.46%	05/25/36[3]	25,000,000	23,193,925
GE Business Loan Trust, Series 2004-1,
Class A
0.44%	05/15/32[2,3]	11,325,269	11,137,298
GE Business Loan Trust, Series 2004-2A,
Class A
0.37%	12/15/32[2,3]	7,445,138	7,263,439
GE Business Loan Trust, Series 2005-1A,
Class A3
0.40%	06/15/33[2,3]	9,848,745	9,565,101
GE Business Loan Trust, Series 2005-2A,
Class A
0.39%	11/15/33[2,3]	24,190,005	23,491,676
Global SC Finance SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/24[2,4]	87,560,917	86,643,882
Goal Capital Funding Trust, Series 2005-2,
Class B
0.76%	11/25/44[3]	15,583,052	14,351,866
Goal Capital Funding Trust, Series 2006-1,
Class A3
0.36%	11/25/26[3]	33,216	32,939
Goal Capital Funding Trust, Series 2006-1,
Class B
0.68%	08/25/42[3]	4,469,514	4,123,710
GoldenTree Loan Opportunities V Ltd.,
Series 2007-5A, Class C (Cayman Islands)
2.23%	10/18/21[2,3,4]	650,000	655,524
GoldenTree Loan Opportunities VII Ltd.,
Series 2013-7A, Class A (Cayman Islands)
1.38%	04/25/25[2,3,4]	25,000,000	24,711,650
GoldenTree Loan Opportunities VIII Ltd.,
Series 2014-8A, Class E (Cayman Islands)
4.74%	04/19/26[2,3,4]	730,000	659,126
Honda Auto Receivables Owner Trust,
Series 2012-1, Class A4
0.97%	04/16/18	32,000	32,108

See accompanying notes to Schedule of Portfolio Investments.

53 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
ING Investment Management CLO Ltd.,
Series 2013-3A, Class D (Cayman Islands)
4.73%	01/18/26[2,3,4]	$395,000	$350,810
J.G. Wentworth XXX LLC, Series 2013-3A,
Class A
4.08%	01/17/73[2]	1,050,851	1,092,550
LCM LP, Series 14A, Class D
(Cayman Islands)
3.73%	07/15/25[2,3,4]	750,000	717,400
LCM LP, Series 16A, Class E
(Cayman Islands)
4.86%	07/15/26[2,3,4]	700,000	622,533
Limerock CLO, Series 2014-2A, Class E
(Cayman Islands)
4.73%	04/18/26[2,3,4]	705,000	617,727
National Collegiate Master Student Loan
Trust I, Series 2002-2, Class AR10
3.66%	11/01/42[2,3]	15,775,000	15,773,375
National Collegiate Student Loan Trust,
Series 2006-1, Class A3
0.34%	05/25/26[3]	6,920,872	6,873,865
National Collegiate Student Loan Trust,
Series 2006-3, Class A3
0.30%	10/25/27[3]	29,368,418	29,002,208
National Collegiate Student Loan Trust,
Series 2006-4, Class A2
0.30%	12/27/27[3]	2,501,684	2,478,861
National Collegiate Student Loan Trust,
Series 2007-4, Class A2A3
3.65%	12/26/25[3]	2,700,000	2,696,547
Navient Student Loan Trust, Series 2014-2,
Class A
0.80%	03/25/43[3]	113,380,000	113,592,446
Navient Student Loan Trust, Series 2014-3,
Class A
0.78%	03/25/43[3]	116,540,000	116,754,049
Navient Student Loan Trust, Series 2014-4,
Class A
0.83%	03/25/43[3]	184,880,000	185,218,931
Navient Student Loan Trust, Series 2014-5,
Class A
0.83%	03/25/43[3]	152,325,000	152,603,930
Navient Student Loan Trust, Series 2014-6,
Class A
0.77%	03/25/43[3]	152,500,000	152,808,767
Navient Student Loan Trust, Series 2014-7,
Class A
0.77%	03/25/43[3]	152,500,000	152,809,895
Nelnet Education Loan Funding, Inc.,
Series 2004-1A, Class B1
0.60%	02/25/36[2,3]	10,125,000	7,881,442
Nelnet Student Loan Trust, Series 2006-1,
Class A6
0.68%	08/23/36[2,3]	12,500,000	12,246,937

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2008-3,
Class A4
1.88%	11/25/24[3]	$2,520,000	$2,644,925
Nelnet Student Loan Trust, Series 2014-5A,
Class A
0.70%	07/25/41[2,3]	145,512,751	145,748,540
Nissan Auto Receivables Owner Trust,
Series 2012-B, Class A4
0.66%	12/17/18	85,000	85,007
North Carolina State Education Authority,
Series 2011-1, Class A3
1.14%	10/25/41[3]	24,545,000	24,940,911
Northstar Education Finance, Inc.
0.98%	01/29/46[3]	42,825,000	42,729,475
Northwoods Capital Corp., Series 2014-11A,
Class A (Cayman Islands)
1.83%	04/15/25[2,3,4]	10,000,000	10,005,381
Oak Hill Credit Partners, Series 2012-7A,
Class A (Cayman Islands)
1.65%	11/20/23[2,3,4]	11,950,000	11,928,502
Octagon Investment Partners XI Ltd.,
Series 2007-1X, Class A1B
0.50%	08/25/21[2,5]	10,000,000	9,860,769
Octagon Investment Partners XIX Ltd.,
Series 2014-1A, Class A (Cayman Islands)
1.75%	04/15/26[2,3,4]	10,000,000	10,006,589
Panhandle-Plains Higher Education
Authority, Inc., Series 2011-1, Class A3
1.18%	10/01/37[3]	16,950,000	17,041,324
Panthera Aviation, Series 2013-1
10.00%	01/25/222,3,5,†	19,225,000	19,224,922
Panthera Aviation, Series 2013-2
10.00%	03/20/242,3,5,†	34,417,817	34,415,823
Race Point CLO Ltd., Series 2012-7A,
Class A (Cayman Islands)
1.64%	11/08/24[2,3,4]	59,075,000	58,997,671
Red River CLO Ltd., Series 1A, Class A
(Cayman Islands)
0.51%	07/27/18[2,3,4]	6,869,905	6,840,227
Scholar Funding Trust, Series 2012-B,
Class A2
1.25%	03/28/46[2,3]	38,825,000	39,792,080
SLC Student Loan Trust I, Series 2002-2,
Class B2
0.04%	07/01/42[2,3]	25,050,000	19,367,984
SLC Student Loan Trust, Series 2005-3,
Class B
0.48%	06/15/40[3]	586,686	534,070
SLC Student Loan Trust, Series 2006-1,
Class B
0.44%	03/15/39[3]	157,133	140,545
SLC Student Loan Trust, Series 2008-1,
Class A4A
1.83%	12/15/32[3]	17,630,000	18,453,172

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 54

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2008-2,
Class B
1.98%	09/15/22[3]	$4,015,000	$4,042,573
SLM Student Loan Trust, Series 2003-11,
Class A6
0.98%	12/15/25[2,3]	14,605,000	14,610,423
SLM Student Loan Trust, Series 2004-1,
Class A4
0.49%	10/27/25[3]	2,810,000	2,760,787
SLM Student Loan Trust, Series 2004-5A,
Class A5
0.76%	10/25/23[2,3]	11,985,000	12,051,412
SLM Student Loan Trust, Series 2004-8,
Class B
0.69%	01/25/40[3]	2,011,674	1,846,759
SLM Student Loan Trust, Series 2004-8A,
Class A5
0.73%	04/25/24[2,3]	123,626,102	123,992,715
SLM Student Loan Trust, Series 2004-A,
Class A3
0.63%	06/15/33[3]	40,400,000	39,109,806
SLM Student Loan Trust, Series 2004-B,
Class A3
0.56%	03/15/24[3]	24,340,000	23,241,962
SLM Student Loan Trust, Series 2005-4,
Class B
0.41%	07/25/40[3]	14,017,211	12,621,595
SLM Student Loan Trust, Series 2005-5,
Class A5
0.98%	10/25/40[3]	60,000	59,637
SLM Student Loan Trust, Series 2005-8,
Class A4
0.98%	01/25/28[3]	5,160,000	5,166,824
SLM Student Loan Trust, Series 2005-A,
Class A3
0.43%	06/15/23[3]	2,500,000	2,428,607
SLM Student Loan Trust, Series 2005-B,
Class A3
0.50%	12/15/23[3]	28,785,000	28,023,320
SLM Student Loan Trust, Series 2006-2,
Class A6
0.40%	01/25/41[3]	42,655,000	39,627,476
SLM Student Loan Trust, Series 2006-5,
Class A5
0.34%	01/25/27[3]	30,900,000	30,561,177
SLM Student Loan Trust, Series 2006-8,
Class A6
0.39%	01/25/41[3]	32,855,000	29,967,292
SLM Student Loan Trust, Series 2006-9,
Class A5
0.33%	01/26/26[3]	8,350,000	8,212,892
SLM Student Loan Trust, Series 2007-1,
Class A5
0.32%	01/26/26[3]	9,550,000	9,356,431

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-3,
Class A4
0.29%	01/25/22[3]	$7,585,000	$7,373,634
SLM Student Loan Trust, Series 2007-6,
Class B
1.08%	04/27/43[3]	7,220,233	6,609,242
SLM Student Loan Trust, Series 2008-2,
Class B
1.43%	01/25/29[3]	38,909,000	35,728,497
SLM Student Loan Trust, Series 2008-3,
Class A3
1.23%	10/25/21[3]	40,000	40,855
SLM Student Loan Trust, Series 2008-3,
Class B
1.43%	04/25/29[3]	1,750,000	1,619,837
SLM Student Loan Trust, Series 2008-4,
Class A4
1.88%	07/25/22[3]	287,000	302,282
SLM Student Loan Trust, Series 2008-4,
Class B
2.08%	04/25/29[3]	4,384,000	4,422,928
SLM Student Loan Trust, Series 2008-5,
Class A4
1.93%	07/25/23[3]	245,000	255,933
SLM Student Loan Trust, Series 2008-5,
Class B
2.08%	07/25/29[3]	32,444,000	33,426,855
SLM Student Loan Trust, Series 2008-6,
Class B
2.08%	07/25/29[3]	31,688,000	31,974,342
SLM Student Loan Trust, Series 2008-7,
Class B
2.08%	07/25/29[3]	17,346,000	17,478,766
SLM Student Loan Trust, Series 2008-8,
Class A4
1.73%	04/25/23[3]	1,480,000	1,545,017
SLM Student Loan Trust, Series 2008-8,
Class B
2.48%	10/25/29[3]	560,000	589,066
SLM Student Loan Trust, Series 2008-9,
Class B
2.48%	10/25/29[3]	31,600,000	33,395,196
SLM Student Loan Trust, Series 2009-3,
Class A
0.90%	01/25/45[2,3]	58,302,821	58,394,415
SLM Student Loan Trust, Series 2010-1,
Class A
0.56%	03/25/25[3]	7,515,978	7,527,975
SLM Student Loan Trust, Series 2012-2,
Class A
0.86%	01/25/29[3]	32,483,841	32,746,272
SLM Student Loan Trust, Series 2013-2,
Class A
0.60%	09/25/26[3]	4,982,867	4,981,987

See accompanying notes to Schedule of Portfolio Investments.

55 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC,
Series 2014-A, Class A1
1.81%	06/25/25[2,3]	$14,474,784	$14,633,491
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20[3]	24,807	24,682
0.35%	12/01/22[3]	29,000,000	28,234,690
Spirit Master Funding LLC, Series 2014-1A,
Class A1
5.05%	07/20/40[2]	15,542,315	16,586,603
Spirit Master Funding LLC, Series 2014-2A,
Class A
5.76%	03/20/42[2]	8,145,749	9,013,760
Symphony CLO Ltd., Series 2012-9A,
Class D (Cayman Islands)
4.48%	04/16/22[2,3,4]	1,700,000	1,699,977
Symphony CLO XII Ltd., Series 2013-12A,
Class D (Cayman Islands)
3.73%	10/15/25[2,3,4]	2,000,000	1,910,834
TAL Advantage LLC, Series 2006-1,
Class NOTE
0.35%	04/20/21[2,3]	17,691,376	17,538,717
Triton Container Finance LLC,
Series 2007-1A, Class NOTE
0.29%	02/26/19[2,3]	2,254,531	2,249,984
Vermont Student Assistance Corp., Student
Loan Asset-Backed Notes, Series 2012-1,
Class A
0.86%	07/28/34[3]	9,633,009	9,628,339
Voya CLO Ltd., Series 2014-2A, Class D
(Cayman Islands)
4.98%	07/17/26[2,3,4]	700,000	625,663

Total Asset-Backed Securities
(Cost $3,049,108,081)			3,104,472,579

BANK LOANS — 0.24%*
Communications — 0.10%
Charter Communications Operating LLC,
Term Loan G, 1st Lien
4.25%	09/10/21[3]	17,650,000	17,628,908
Intelsat Jackson Holdings SA, Term Loan B1,
1st Lien (Luxembourg)
3.75%	06/30/19[3,4]	15,151,012	14,937,004

			32,565,912

Energy — 0.01%
Drillships Financing Holding, Term Loan B1,
1st Lien
6.00%	03/31/21[3]	3,119,622	2,998,737

Health Care — 0.08%
HCA, Inc., Term Loan B4
2.98%	05/01/18[3]	15,778,765	15,614,430

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc.,
Term Loan (Canada)
3.75%	08/05/20[3,4]	$10,828,274	$10,717,284

			26,331,714

Services — 0.05%
AABS Ltd. Loan, Series 2013-1, Class A
(STEP) (Bermuda)
4.72%	01/15/383,4,†	18,252,604	18,890,917

Total Bank Loans
(Cost $80,674,606)			80,787,280

CORPORATES — 13.56%*
Banking — 2.76%
Abbey National Treasury Services
PLC/London (United Kingdom)
3.88%	11/10/14[2,4]	23,210,000	23,293,301
Ally Financial, Inc.
2.43%	12/01/14[3]	9,009,000	9,020,261
Bank of America Corp.
5.62%	07/01/20	36,593,000	41,371,826
5.75%	12/01/17	1,145,000	1,274,974
Bank of America Corp. (MTN)
1.70%	08/25/17	2,500,000	2,493,050
2.00%	01/11/18	50,000	49,822
Bank of America N.A. (BKNT)
0.51%	06/15/16[3]	16,945,000	16,874,506
0.53%	06/15/17[3]	46,120,000	45,834,148
5.30%	03/15/17	30,625,000	33,198,756
6.00%	06/15/16	11,345,000	12,232,553
6.10%	06/15/17	76,491,000	85,285,434
Bank One Corp. (STEP)
8.53%	03/01/19	1,810,000	2,219,091
Barclays Bank PLC (United Kingdom)
5.00%	09/22/16[4]	110,000	118,309
Capital One Financial Corp.
2.40%	09/05/19	17,050,000	16,895,901
Commonwealth Bank of Australia (Australia)
1.95%	03/16/15[4]	16,600,000	16,720,621
Credit Suisse USA, Inc.
5.12%	08/15/15	15,000	15,607
Credit Suisse/New York (Switzerland)
6.00%	02/15/18[4]	18,692,000	20,975,116
Credit Suisse/New York (MTN) (Switzerland)
0.54%	03/11/16[3,4]	7,610,000	7,609,384
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15[3,4]	56,150,000	56,240,460
0.56%	08/24/15[3,4]	105,983,000	105,958,624
First Chicago NBD Institutional Capital I
0.79%	02/01/27[3]	6,455,000	5,720,744

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 56

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
HBOS PLC (United Kingdom)
6.00%	11/01/33[2,4]	$3,500,000	$3,976,157
HBOS PLC, Series G (MTN)
(United Kingdom)
6.75%	05/21/18[2,4]	60,740,000	68,736,256
HSBC Bank PLC (United Kingdom)
3.10%	05/24/16[2,4]	28,270,000	29,338,740
HSBC Holdings PLC (United Kingdom)
4.25%	03/14/24[4]	10,000,000	10,137,620
5.10%	04/05/21[4]	23,495,000	26,474,766
JPMorgan Chase & Co.
4.25%	10/15/20	9,525,000	10,193,010
4.35%	08/15/21	12,615,000	13,516,410
4.50%	01/24/22	320,000	344,296
4.62%	05/10/21	51,300,000	55,705,113
6.30%	04/23/19	170,000	197,199
JPMorgan Chase Bank N.A.
0.56%	06/13/16[3]	14,944,000	14,922,721
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16	5,040,000	5,445,236
6.00%	07/05/17	1,678,000	1,877,375
6.00%	10/01/17	47,957,000	53,655,874
M&T Capital Trust III
9.25%	02/01/27	10,200,000	10,324,063
Macquarie Bank Ltd. (Australia)
6.62%	04/07/21[2,4]	4,728,000	5,394,643
National Australia Bank/New York (MTN)
(Australia)
2.75%	03/09/17[4]	56,825,000	58,869,966
National Capital Trust II
5.49%	12/29/49[2,3]	2,717,000	2,752,593
Royal Bank of Scotland PLC
(United Kingdom)
2.55%	09/18/15[4]	13,780,000	13,988,257
5.12%	05/28/24[4]	3,250,000	3,200,779
Wachovia Corp.
0.58%	10/28/15[3]	13,165,000	13,188,565
Wells Fargo & Co.
1.50%	01/16/18	220,000	218,898
Wells Fargo & Co. (MTN)
3.30%	09/09/24	37,360,000	36,703,456

			942,564,481

Communications — 0.43%
Cablevision Systems Corp.
8.62%	09/15/17	913,000	1,016,854
CCO Holdings LLC/CCO Holdings
Capital Corp. (WI)
8.12%	04/30/20	15,194,000	16,124,633

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20[4]	$11,205,000	$11,905,313
Sprint Nextel Corp.
9.00%	11/15/18[2]	33,545,000	38,808,211
Verizon Communications, Inc.
5.15%	09/15/23	7,650,000	8,474,462
6.55%	09/15/43	11,295,000	13,996,822
Verizon Communications, Inc., Series FRN
0.63%	06/09/17[3]	56,035,000	56,206,075
Windstream Corp. (WI)
8.12%	09/01/18	1,520,000	1,589,350

			148,121,720

Consumer Discretionary — 0.02%
Anheuser-Busch Inbev Finance, Inc.
3.70%	02/01/24	1,250,000	1,260,499
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC (WI)
5.75%	10/15/20	6,650,000	6,783,000

			8,043,499

Electric — 1.21%
Alabama Power Capital Trust V
3.34%	10/01/42[3]	290,000	272,380
American Transmission Systems, Inc.
5.00%	09/01/44[2]	10,915,000	11,045,203
Cleco Power LLC
6.65%	06/15/18	17,887,000	20,573,234
Coso Geothermal Power Holdings
7.00%	07/15/26[2]	6,873,188	4,983,061
DPL, Inc.
6.50%	10/15/16	14,080,000	15,100,800
7.25%	10/15/21	18,881,000	19,589,038
Duquesne Light Holdings, Inc.
6.25%	08/15/35	42,000	50,390
Dynegy Escrow Holdings
0.00%	01/01/506,7,†	54,205,000	–
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18	17,500,000	19,901,438
Entergy Texas, Inc.
7.12%	02/01/19	35,000	41,798
FirstEnergy Corp., Series C
7.38%	11/15/31	4,070,000	4,823,898
FirstEnergy Transmission LLC
4.35%	01/15/25[2]	15,930,000	16,108,223
5.45%	07/15/44[2]	10,175,000	10,340,089
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19[2]	24,909	24,567

See accompanying notes to Schedule of Portfolio Investments.

57 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
FPL Energy Wind Funding LLC
6.88%	06/27/17[2]		$315,137	$311,592
GenOn Americas Generation LLC
8.50%	10/01/21		10,932,000	10,289,745
9.12%	05/01/31		4,184,000	3,849,280
Homer City Generation LP (PIK)
8.14%	10/01/19	[8]	17,906,740	18,712,543
8.73%	10/01/26	[9]	45,059,199	47,424,807
Ipalco Enterprises, Inc. 7.25% 04/01/16[2] 19,650,000 21,142,998
Jersey Central Power & Light Co.
4.70%	04/01/24[2]		4,288,000	4,560,545
Kansas City Power & Light Co.
6.38%	03/01/18		4,320,000	4,893,670
Metropolitan Edison Co.
3.50%	03/15/23[2]		11,725,000	11,684,814
4.00%	04/15/25[2]		9,850,000	9,886,519
MidAmerican Energy Co.
4.40%	10/15/44		3,375,000	3,486,164
Mirant Mid Atlantic Pass-Through Trust,
Series B
9.12%	06/30/17		14,373,207	15,415,264
Mirant Mid Atlantic Pass-Through Trust,
Series C
10.06%	12/30/28		8,836,850	9,808,904
Nevada Power Co.
5.45%	05/15/41		600,000	708,648
Niagara Mohawk Power Corp.
3.51%	10/01/24[2]		6,000,000	6,047,983
Oncor Electric Delivery Co. LLC
5.25%	09/30/40		9,938,000	11,548,055
5.30%	06/01/42		24,358,000	28,808,523
Pennsylvania Electric Co.
4.15%	04/15/25[2]		3,390,000	3,403,069
PNM Resources, Inc.
9.25%	05/15/15		15,387,000	16,181,246
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,647,155
Public Service Co. of New Mexico
5.35%	10/01/21		5,320,000	5,818,997
7.95%	05/15/18		41,187,000	49,249,644
PVNGS II Funding Corp., Inc.
8.00%	12/30/15		525,000	538,823
Tucson Electric Power
3.85%	03/15/23		85,000	86,767

				412,359,874

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy — 1.56%
Arch Coal, Inc.
7.00%	06/15/19	$14,345,000	$7,692,506
El Paso Pipeline Partners
4.10%	11/15/15	46,175,000	47,734,930
5.00%	10/01/21	2,000,000	2,161,824
Energy Transfer Partners LP
3.26%	11/01/66[3]	75,433,000	71,378,476
3.60%	02/01/23	17,750,000	17,308,629
Newfield Exploration Co.
5.62%	07/01/24	43,414,000	46,507,248
Panhandle Eastern Pipeline Co. LP
8.12%	06/01/19	2,392,000	2,913,476
Petrobras Global Finance BV (Netherlands)
1.85%	05/20/16[3,4]	16,970,000	16,976,682
Plains Exploration & Production Co.
6.12%	06/15/19	4,695,000	5,161,566
6.75%	02/01/22	9,608,000	10,630,419
6.88%	02/15/23	7,931,000	9,021,513
Rockies Express Pipeline LLC
6.00%	01/15/19[2]	27,777,000	29,304,735
6.85%	07/15/18[2]	28,951,000	31,411,835
Ruby Pipeline LLC
6.00%	04/01/22[2]	51,505,000	56,998,508
Sabine Pass Liquefaction LLC
5.62%	04/15/23[2]	20,000,000	20,350,000
5.75%	05/15/24[2]	25,000,000	25,500,000
Sabine Pass LNG LP
7.50%	11/30/16	62,238,000	66,516,863
7.50%	11/30/16[2]	19,273,000	20,525,745
Tennessee Gas Pipeline Co. LLC
7.62%	04/01/37	40,000	51,684
8.00%	02/01/16	25,955,000	28,303,720
8.38%	06/15/32	5,224,000	6,867,025
Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67[3,4]	85,000	87,975
Weatherford International Ltd. (Switzerland)
4.50%	04/15/22[4]	220,000	229,400
Williams Cos., Inc.
7.88%	09/01/21	5,881,000	7,093,868

			530,728,627

Finance — 3.74%
Alta Wind Holdings LLC
7.00%	06/30/35[2]	14,173,982	16,293,072
Astoria Depositor Corp.
8.14%	05/01/21[2]	47,522,000	50,967,345
Bear Stearns Cos. LLC
4.65%	07/02/18	4,330,000	4,709,686
7.25%	02/01/18	6,875,000	8,004,281

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 58

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Chase Capital II, Series B
0.74%	02/01/27[3]	$23,335,000	$20,593,138
Chase Capital III, Series C
0.78%	03/01/27[3]	10,900,000	9,673,750
Chase Capital VI
0.86%	08/01/28[3]	17,175,000	15,006,656
CIT Group, Inc.
4.25%	08/15/17	10,708,000	10,868,620
6.62%	04/01/18[2]	6,385,000	6,871,856
Citigroup Capital III
7.62%	12/01/36	7,438,000	9,243,418
Citigroup, Inc.
0.52%	11/05/14[3]	14,309,000	14,311,404
0.72%	08/14/17[3]	5,355,000	5,363,375
0.78%	08/25/36[3]	61,134,000	49,729,208
1.19%	07/25/16[3]	36,535,000	36,941,237
1.30%	11/15/16	5,625,000	5,634,653
1.75%	05/01/18	17,650,000	17,398,593
2.50%	09/26/18	8,500,000	8,562,167
4.50%	01/14/22	265,000	284,076
4.59%	12/15/15	8,083,000	8,445,983
5.30%	01/07/16	23,609,000	24,921,934
5.38%	08/09/20	8,425,000	9,546,115
5.50%	10/15/14	72,000	72,134
5.85%	08/02/16	155,000	167,871
6.00%	08/15/17	28,913,000	32,403,464
6.12%	11/21/17	10,055,000	11,351,291
Countrywide Capital III, Series B
8.05%	06/15/27	3,000,000	3,689,796
Discover Bank/Greenwood DE (BKNT)
3.20%	08/09/21	2,270,000	2,239,266
8.70%	11/18/19	3,676,000	4,622,570
Discover Financial Services
3.85%	11/21/22	10,899,000	10,972,296
5.20%	04/27/22	4,515,000	4,951,190
Ford Motor Credit Co. LLC
1.70%	05/09/16	9,225,000	9,308,480
2.75%	05/15/15	7,425,000	7,523,062
3.88%	01/15/15	26,042,000	26,294,139
7.00%	04/15/15	31,214,000	32,288,704
Ford Motor Credit Co. LLC, Series FRN
1.48%	05/09/16[3]	10,525,000	10,676,891
General Electric Capital Corp.
4.62%	01/07/21	20,325,000	22,431,361
5.62%	05/01/18	295,000	333,510
General Electric Capital Corp. (MTN)
0.62%	05/05/26[3]	57,410,000	54,955,223
0.71%	08/15/36[3]	13,220,000	11,461,871
4.38%	09/16/20	30,715,000	33,550,017

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.00%	01/08/16	$250,000	$263,594
5.38%	10/20/16	3,803,000	4,141,130
General Electric Capital Corp.,
Series A (MTN)
6.75%	03/15/32	13,915,000	18,397,606
General Electric Capital Corp.,
Series G (MTN)
3.10%	01/09/23	17,035,000	16,877,631
6.15%	08/07/37	14,393,000	17,832,985
6.88%	01/10/39	1,915,000	2,585,529
General Motors Financial Co., Inc.
4.38%	09/25/21	10,000,000	10,275,000
General Motors Financial Co., Inc.,
Series 3YR
3.00%	09/25/17	52,050,000	52,635,563
Goldman Sachs Group, Inc.
0.68%	03/22/16[3]	1,325,000	1,328,340
2.38%	01/22/18	18,810,000	19,021,120
3.62%	02/07/16	11,605,000	11,998,435
5.00%	10/01/14	50,000	50,000
5.25%	07/27/21	11,445,000	12,717,380
5.75%	10/01/16	3,600,000	3,910,857
5.95%	01/18/18	7,015,000	7,859,185
6.00%	06/15/20	9,510,000	10,926,078
6.15%	04/01/18	31,176,000	35,169,583
6.75%	10/01/37	500,000	598,021
7.50%	02/15/19	7,405,000	8,838,290
Goldman Sachs Group, Inc. (MTN)
1.84%	11/29/23[3]	21,935,000	22,591,929
3.85%	07/08/24	6,450,000	6,422,294
Goldman Sachs Group, Inc., Series G (MTN)
5.38%	03/15/20	60,000	66,850
International Lease Finance Corp.
6.75%	09/01/16[2]	41,450,000	44,455,125
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34[3]	4,238,000	3,681,763
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37[3]	58,900,000	50,801,250
JPMorgan Chase Capital XXIII
1.23%	05/15/47[3]	72,309,000	58,931,835
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17[3]	5,800,000	6,206,000
8.95%	05/18/17[3]	5,990,000	6,447,037
9.57%	06/06/17[3]	12,113,000	13,233,453
Morgan Stanley
0.71%	10/15/15[3]	5,730,000	5,749,281
3.80%	04/29/16	9,140,000	9,528,307
4.20%	11/20/14	8,625,000	8,630,158
5.50%	07/24/20	32,400,000	36,497,434

See accompanying notes to Schedule of Portfolio Investments.

59 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
7.30%	05/13/19	$205,000	$244,760
Morgan Stanley (MTN)
0.68%	10/18/16[3]	20,365,000	20,396,965
5.62%	09/23/19	600,000	675,397
5.75%	10/18/16	8,550,000	9,296,803
5.95%	12/28/17	125,000	140,106
6.25%	08/28/17	12,950,000	14,582,755
6.62%	04/01/18	8,180,000	9,375,343
Morgan Stanley, Series G (MTN)
5.45%	01/09/17	100,000	108,701
Pipeline Funding Co. LLC
7.50%	01/15/30[2]	18,725,000	23,543,427
Prudential Holdings LLC
8.70%	12/18/23[2]	14,885,486	19,167,795
Raymond James Financial, Inc.
8.60%	08/15/19	8,453,000	10,556,681
Reckson Operating Partnership LP
5.00%	08/15/18	18,225,000	19,653,196
Woodbourne Capital Trust I
2.66%	04/29/49[2,3,6]	900,000	504,000
Woodbourne Capital Trust II
2.66%	04/08/49[2,3,6]	925,000	518,000
Woodbourne Capital Trust III
2.66%	04/08/49[2,3,6]	1,525,000	854,000
ZFS Finance USA Trust II
6.45%	12/15/65[2,3]	23,561,000	25,386,978

			1,276,337,653

Health Care — 0.42%
Catholic Health Initiatives
2.95%	11/01/22	7,655,000	7,491,403
CHS/Community Health Systems, Inc.
5.12%	08/15/18	3,725,000	3,836,750
7.12%	07/15/20	2,850,000	3,028,125
8.00%	11/15/19	13,050,000	13,996,125
HCA, Inc.
5.88%	03/15/22	4,921,000	5,185,504
7.25%	09/15/20	44,605,000	46,946,763
North Shore Long Island
Jewish Health Care, Inc.
4.80%	11/01/42	40,000	39,235
6.15%	11/01/43	27,975,000	34,365,186
NYU Hospitals Center, Series 13-A
5.75%	07/01/43	6,040,000	7,053,655
Roche Holdings, Inc.
3.35%	09/30/24[2]	6,735,000	6,747,608
Tenet Healthcare Corp.
4.50%	04/01/21	4,240,000	4,155,200

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc.
(Canada)
5.62%	12/01/21[2,4]	$5,000,000	$5,000,250
7.25%	07/15/22[2,4]	3,000,000	3,187,500
VPI Escrow Corp.
6.38%	10/15/20[2]	2,000,000	2,062,500

			143,095,804

Industrials — 0.16%
General Electric Co.
5.25%	12/06/17	17,228,000	19,122,098
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90%	03/22/23[2,4]	10,000,000	10,156,710
5.12%	02/22/21[2,4]	23,825,000	26,552,105

			55,830,913

Insurance — 0.74%
Berkshire Hathaway, Inc.
4.50%	02/11/43	16,870,000	17,166,563
Farmers Exchange Capital
7.05%	07/15/28[2]	10,634,000	13,305,633
7.20%	07/15/48[2]	18,265,000	23,449,399
Farmers Exchange Capital II
6.15%	11/01/53[2,3]	58,200,000	66,340,259
MetLife, Inc.
5.00%	06/15/15	250,000	257,839
Metropolitan Life Global Funding I
1.50%	01/10/18[2]	39,800,000	39,491,395
1.88%	06/22/18[2]	23,650,000	23,570,629
3.88%	04/11/22[2]	18,675,000	19,622,980
Nationwide Mutual Insurance Co.
5.81%	12/15/24[2,3]	12,949,000	13,046,117
Pricoa Global Funding I
1.60%	05/29/18[2]	24,825,000	24,544,319
Teachers Insurance & Annuity Association of America
4.38%	09/15/54[2,3]	9,700,000	9,783,469

			250,578,602

Materials — 0.07%
ArcelorMittal (Luxembourg)
5.75%	08/05/20[4]	140,000	146,650
Barrick Gold Corp. (WI) (Canada)
4.10%	05/01/23[4]	1,215,000	1,170,404
Barrick North America Finance LLC
4.40%	05/30/21	5,000,000	5,106,052
5.75%	05/01/43	18,130,000	17,951,534

			24,374,640

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 60

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 1.66%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22	$8,696,000	$9,222,889
Arc Properties Operating Partnership LP/
Clark Acquisition LLC
2.00%	02/06/17[2]	87,495,000	87,539,347
Avalonbay Communities, Inc., (MTN)
3.95%	01/15/21	7,245,000	7,664,858
Boston Properties LP
3.80%	02/01/24	2,005,000	2,018,090
Camden Property Trust
4.62%	06/15/21	600,000	652,039
ERP Operating LP
5.12%	03/15/16	70,000	74,347
5.75%	06/15/17	100,000	111,291
Essex Portfolio LP
5.50%	03/15/17	100,000	109,653
First Industrial LP (MTN)
7.50%	12/01/17	80,000	92,152
HCP, Inc.
2.62%	02/01/20	60,170,000	59,431,985
3.15%	08/01/22	2,850,000	2,777,783
3.75%	02/01/19	7,907,000	8,321,621
3.88%	08/15/24	8,790,000	8,628,548
4.25%	11/15/23	7,539,000	7,732,108
5.38%	02/01/21	20,035,000	22,387,343
5.62%	05/01/17	1,508,000	1,663,759
6.00%	01/30/17	16,320,000	18,035,493
7.07%	06/08/15	125,000	130,335
HCP, Inc. (MTN)
6.30%	09/15/16	27,844,000	30,644,633
Health Care REIT, Inc.
3.75%	03/15/23	5,820,000	5,756,422
4.12%	04/01/19	17,505,000	18,642,296
4.70%	09/15/17	28,088,000	30,530,055
4.95%	01/15/21	16,142,000	17,715,678
5.25%	01/15/22	28,070,000	31,083,176
6.12%	04/15/20	7,275,000	8,423,861
6.50%	03/15/41	13,430,000	17,018,006
Healthcare Realty Trust, Inc.
5.75%	01/15/21	23,645,000	26,363,117
6.50%	01/17/17	380,000	420,463
Highwoods Realty LP
7.50%	04/15/18	6,810,000	7,960,481
Nationwide Health Properties, Inc.
6.00%	05/20/15	22,580,000	23,314,098
Post Apartment Homes LP
4.75%	10/15/17	21,885,000	23,785,012
Simon Property Group LP
6.12%	05/30/18	1,290,000	1,481,310

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Realty Corp./SL Green Operating
Partnership
7.75%	03/15/20	$38,473,000	$45,838,271
UDR, Inc. (MTN)
5.25%	01/15/15	200,000	202,713
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	60,000	60,061
2.70%	04/01/20	4,315,000	4,250,525
4.75%	06/01/21	10,925,000	11,858,457
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17[2]	3,880,000	3,887,482
2.70%	09/17/19[2]	21,025,000	21,105,067

			566,934,825

Transportation — 0.79%
America West Airlines Pass-Through Trust,
Series 2001-1, Class 11G
7.10%	04/02/21	1,674,933	1,854,988
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21	3,777,702	4,083,696
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00%	07/15/25	22,579,621	22,904,203
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23	81,417,260	87,421,782
Autopistas Metropolitanas de Puerto
Rico LLC
6.75%	06/30/35[2]	3,315,000	2,964,406
Continental Airlines Pass-Through Trust,
Series 1997, Class 4A
6.90%	01/02/18	1,954,216	2,083,682
Continental Airlines Pass-Through Trust,
Series 1999, Class C2
7.26%	03/15/20	2,556,653	2,895,410
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.54%	08/02/20	1,890,903	2,107,175
Continental Airlines Pass-Through Trust,
Series 1999-2 AMBC, Class C2
6.24%	03/15/20	93,022	99,185
Continental Airlines Pass-Through Trust,
Series 2000-2 A1
7.71%	10/02/22	2,097,397	2,366,126
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22	2,393,407	2,677,624
Continental Airlines Pass-Through Trust,
Series 2007, Class 1B
6.90%	04/19/22	2,282,487	2,456,413

See accompanying notes to Schedule of Portfolio Investments.

61 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2009, Class A2
7.25%	11/10/19		$6,545,630	$7,646,114
Delta Air Lines Pass-Through Trust,
Series 2002, Class G1
6.72%	01/02/23		42,398,572	49,394,337
JetBlue Airways Pass-Through Trust,
Series 2004, Class G2
0.68%	11/15/16[3]		13,575,000	13,357,800
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A-1
7.04%	04/01/22		929,773	1,097,132
UAL Pass-Through Trust, Series 2009-1
10.40%	11/01/16		35,416	39,223
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		11,575,130	13,108,834
US Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		18,444,664	20,842,470
US Airways Pass-Through Trust,
Series 2011-1, Class A
7.12%	10/22/23		4,951,010	5,761,738
US Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		20,906,298	23,323,589

				268,485,927

Total Corporates
(Cost $4,377,084,182)				4,627,456,565

FOREIGN GOVERNMENT OBLIGATIONS — 0.23%
Foreign Government Obligations — 0.23%
Kommunalbanken AS (Norway)
1.12%	05/23/18[2,4]		81,650,000	80,520,603

Total Foreign Government Obligations
(Cost $81,498,861)

MORTGAGE-BACKED — 43.09%**
Commercial Mortgage-Backed — 4.16%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-4, Class A4
5.37%	07/10/45	[3]	6,800,000	6,830,865
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47[3]		64,867,897	66,947,786
Bayview Commercial Asset Trust,
Series 2004-2, Class A
0.58%	08/25/34[2,3]		695,537	670,039
Bayview Commercial Asset Trust,
Series 2005-3A, Class A1
0.48%	11/25/35[2,3]		26,600	24,480

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bayview Commercial Asset Trust,
Series 2006-3A, Class A1
0.40%	10/25/36[2,3]	$4,720,389	$4,176,015
Bayview Financial Mortgage Pass-Through
Trust, Series 2005-D, Class AF3
5.50%	12/28/35[3]	460,496	472,569
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-T20,
Class A4A
5.29%	10/12/42[3]	40,390,000	41,598,727
Bear Stearns Commercial Mortgage
Securities Trust, Series 2006-T22,
Class A4
5.76%	04/12/38[3]	20,511,384	21,556,316
CD Commercial Mortgage Trust,
Series 2007-CD4, Class A3
5.29%	12/11/49	8,720,172	8,783,354
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A2
3.06%	12/15/47	54,242,000	56,161,657
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C1, Class A1A
5.36%	02/15/40	19,698,657	20,952,200
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49[3]	133,551,564	142,891,425
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C5, Class A1A
5.57%	09/15/40[3]	65,695,339	70,465,970
DBRR Trust, Series 2011-LC2, Class A4C
4.54%	07/12/44[2,3]	1,227,782	1,312,685
DBUBS Mortgage Trust, Series 2011-LC3A,
Class A2
3.64%	08/10/44	101,690,000	105,720,687
GE Business Loan Trust, Series 2003-2A,
Class A
0.52%	11/15/31[2,3]	16,912	16,244
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A5
4.77%	06/10/48[3]	43,362,517	43,676,301
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4
5.49%	11/10/45[3]	27,513,000	28,270,199
GMAC Commercial Mortgage Securities, Inc.,
Series 1998-C2, Class X (IO)
1.23%	05/15/35[3,6]	8,562,156	233,743
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.75%	07/10/39	2,393,206	2,412,462
GS Mortgage Securities Corp. II,
Series 2011-GC5, Class A4
3.71%	08/10/44[3]	107,315,000	112,801,394

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 62

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43[2]	$45,197,644	$46,712,737
GS Mortgage Securities Trust,
Series 2011-GC3, Class A2
3.64%	03/10/44[2]	18,582,557	19,088,489
GS Mortgage Securities Trust,
Series 2011-GC5, Class A2
3.00%	08/10/44	26,076,000	26,859,709
GS Mortgage Securities Trust,
Series 2014-3R, Class 2A
0.34%	09/26/36[3]	28,066,753	27,157,486
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-CB12,
Class A4
4.90%	09/12/37	2,920,000	2,970,420
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP5,
Class A4
5.40%	12/15/44[3]	13,500,000	13,924,121
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class A3S
5.24%	05/15/47[2]	2,132,914	2,135,737
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2010-C1,
Class A1
3.85%	06/15/43[2]	5,934,799	6,004,417
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2010-C2,
Class A1
2.75%	11/15/43[2]	23,667,377	24,091,242
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2005-CB13,
Class A4
5.42%	01/12/43[3]	53,000,000	54,860,645
JPMorgan Chase Commercial Mortgage
Securities, Series 2011-C3, Class A3
4.39%	02/15/46[2]	10,005,000	10,795,060
LB Commercial Mortgage Trust,
Series 2007-C3, Class A1A
6.06%	07/15/44[3]	27,527,430	30,284,715
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.39%	02/15/40	99,761,917	107,772,110
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37[2,3]	10,447,599	10,639,490
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4,
Class ASB
5.13%	12/12/49[3]	9,139,773	9,380,501

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45	$38,000,000	$38,177,996
Morgan Stanley Capital I Trust,
Series 2001-C3, Class A2
3.22%	08/15/49	15,407,960	15,931,060
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class A4
5.33%	12/15/43	81,135	86,937
Morgan Stanley Capital I Trust,
Series 2007-HQ12, Class A3
5.77%	04/12/49[3]	37,055,000	37,874,193
RBSCF Trust, Series 2010-MB1, Class A2
3.69%	04/15/24[2]	17,490,950	17,590,360
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43[2]	900,000	973,297
WF-RBS Commercial Mortgage Trust,
Series 2010-C8, Class A3
3.00%	08/15/45	52,205,000	52,031,601
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A2
3.79%	02/15/44[2]	34,000,000	35,051,391
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class A2
3.24%	03/15/44[2]	36,434,000	37,508,256
WF-RBS Commercial Mortgage Trust,
Series 2011-C4, Class A3
4.39%	06/15/44[2]	2,550,000	2,763,542
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class A4
3.67%	11/15/44	17,612,000	18,443,216
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.43%	06/15/45	33,148,000	33,923,763

			1,419,007,609

Non-Agency Mortgage-Backed — 12.76%
Aames Mortgage Trust, Series 2002-1,
Class A3 (STEP)
6.51%	06/25/32	69,156	67,479
Accredited Mortgage Loan Trust,
Series 2005-2, Class A2C
0.50%	07/25/35[3]	8,532,614	8,549,491
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
0.38%	02/25/37[3]	46,125,000	37,461,553
ACE Securities Corp., Series 2006-ASP1,
Class A1
0.40%	12/25/35[3]	10,302,870	10,170,514
ACE Securities Corp., Series 2006-HE3,
Class A2C
0.30%	06/25/36[3]	4,358,063	2,944,576

See accompanying notes to Schedule of Portfolio Investments.

63 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
0.70%	01/25/36[3]	$575,678	$502,827
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A21
0.38%	09/25/35[3]	4,753,533	4,566,552
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A3
0.42%	12/25/35[3]	6,732,426	6,652,748
American Home Mortgage Assets,
Series 2007-4, Class A2
0.34%	08/25/37[3]	4,918,343	4,799,890
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
1.83%	10/25/34[3]	10,784,896	10,493,871
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
0.36%	03/25/46[3]	2,711,500	2,321,820
American Home Mortgage Investment Trust,
Series 2007-1, Class GA1C
0.34%	05/25/47[3]	92,020,953	67,463,229
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2
0.36%	08/25/35[3]	7,693	7,683
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27	108,233	115,148
Argent Securities, Inc., Series 2004-W6,
Class AV2
1.06%	05/25/34[3]	18,496,542	17,735,770
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.36%	10/25/35[3]	11,731	11,687
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
0.32%	11/25/36[3]	14,291,625	7,840,628
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
1.16%	06/25/37[3]	36,875,542	24,856,966
Asset-Backed Securities Corp. Home Equity,
Series 2005-HE6, Class M2
0.66%	07/25/35[3]	47,351	47,003
Asset-Backed Securities Corp. Home Equity,
Series 2006-HE6, Class A5
0.38%	11/25/36[3]	18,411,000	11,966,379
Banc of America Alternative Loan Trust,
Series 2003-2, Class CB4
5.50%	04/25/33	1,708,852	1,763,303
Banc of America Funding Corp.,
Series 2003-2, Class 1A1
6.50%	06/25/32	37,411	39,681

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp.,
Series 2006-E, Class 2A1
2.68%	06/20/36[3]	$230,009	$193,351
Banc of America Funding Corp.,
Series 2006-G, Class 2A1
0.37%	07/20/36[3]	23,874,296	22,274,694
Banc of America Funding Corp.,
Series 2006-G, Class 2A3
0.32%	07/20/36[3]	10,833,894	10,840,785
Banc of America Funding Corp.,
Series 2006-H, Class 3A1
2.79%	09/20/46[3]	4,244,810	3,456,524
Banc of America Mortgage Securities, Inc.,
Series 2003-1, Class ASS 3A1
2.78%	10/25/33[3]	2,546,159	2,608,718
Banc of America Mortgage Securities, Inc.,
Series 2004-F, Class 1A1
2.50%	07/25/34[3]	139,275	141,177
Banc of America Mortgage Securities, Inc.,
Series 2005-C, Class 2A2
2.69%	04/25/35[3]	1,374,141	1,270,719
Banc of America Mortgage Securities, Inc.,
Series 2006-2, Class A2
6.00%	07/25/46[3]	490,890	478,761
Banc of America Mortgage Securities, Inc.,
Series 2007-1, Class 1A24
6.00%	03/25/37	2,567,820	2,421,465
Banc of America Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.00%	09/25/37	1,365,154	1,263,868
Banco de Credito Y Securitizacion SA,
Series 2001-1, Class AF (Argentina)
8.00%	06/30/20[2,4,6]	8,000	640
BCAP LLC Trust, Series 2011-RR3,
Class 1A5
2.71%	05/27/37[2,3]	15,163,504	15,132,237
BCAP LLC Trust, Series 2007-AA1,
Class 2A1
0.34%	03/25/37[3]	1,546,713	1,287,950
BCAP LLC Trust, Series 2007-AA2,
Class 2A5
6.00%	04/25/37	617,682	537,891
BCAP LLC Trust, Series 2009-RR10,
Class 7A1
2.41%	10/26/35[2,3]	12,835,833	13,184,210
BCAP LLC Trust, Series 2010-RR11,
Class 3A2
2.76%	06/27/36[2,3]	5,885,632	5,905,961
BCAP LLC Trust, Series 2011-RR2,
Class 3A6
2.68%	11/21/35[2,3]	21,794,693	20,351,499

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 64

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3,
Class 5A3
2.76%	11/27/37[2,3]	$13,131,368	$12,710,337
BCAP LLC Trust, Series 2011-RR4,
Class 1A3
2.85%	03/26/36[2,3]	18,641,207	18,178,541
BCAP LLC Trust, Series 2011-RR5,
Class 1A3
2.53%	03/26/37[2,3]	1,299,282	1,278,463
BCAP LLC Trust, Series 2011-RR5,
Class 2A3
2.71%	06/26/37[2,3]	7,517,811	7,547,025
Bear Stearns ALT-A Trust, Series 2006-3,
Class 1A1
0.54%	05/25/36[3]	3,095,306	2,296,782
Bear Stearns ALT-A Trust, Series 2006-4,
Class 32A1
2.62%	07/25/36[3]	4,211,939	3,055,332
Bear Stearns ARM Trust, Series 2003-4,
Class 3A1
2.30%	07/25/33[3]	67,523	68,234
Bear Stearns ARM Trust, Series 2004-1,
Class 13A2
2.75%	04/25/34[3]	22,694	22,161
Bear Stearns ARM Trust, Series 2004-10,
Class 14A1
5.06%	01/25/35[3]	9,086,557	9,156,532
Bear Stearns ARM Trust, Series 2006-4,
Class 2A1
2.61%	10/25/36[3]	1,561,411	1,408,822
Bear Stearns Asset-Backed Securities Trust,
Series 2002-1, Class 1A5 (STEP)
6.89%	12/25/34	53,693	55,595
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34	1,545,768	1,603,142
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34	1,393,614	1,462,344
Bear Stearns Asset-Backed Securities Trust,
Series 2005-AC5, Class 2A3
0.40%	08/25/20[3]	4,249,144	3,202,860
Bear Stearns Asset-Backed Securities Trust,
Series 2005-SD1, Class 1A3
0.56%	08/25/43[3]	21,069	20,843
Bear Stearns Asset-Backed Securities Trust,
Series 2005-TC2, Class A3
0.52%	08/25/35[3]	4,688,924	4,665,901
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AC2, Class 21A3
6.00%	03/25/36	2,993,411	2,669,327

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.34%	10/25/36[3]	$3,269,395	$2,316,693
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
0.36%	06/25/37[3]	331,443	267,906
BHN I Mortgage Fund, Series 1997-2,
Class A1 (Argentina)[10]
1.44%	05/31/172,3,4,6,11,†	13,760	688
BHN I Mortgage Fund, Series 1997-2,
Class A2 (Argentina)[10]
7.54%	05/31/172,4,6,11,†	2,500	125
BHN I Mortgage Fund, Series 2000-1,
Class AF (Argentina)
8.00%	01/31/202,4,6,†	6,000	2
Bombardier Capital Mortgage Securitization
Corp., Series 2001-A, Class A
6.80%	12/15/30[3]	16,665,235	17,286,405
CC Mortgage Funding Corp., Series 2004-1A,
Class A1
0.44%	01/25/35[2,3]	1,546,862	1,406,044
Centex Home Equity Loan Trust,
Series 2006-A, Class AV3
0.32%	06/25/36[3]	21,279,097	21,092,714
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
0.40%	06/25/36[3]	27,500,000	25,446,768
Chase Mortgage Finance Corp.,
Series 2006-A1, Class 1A2
2.53%	09/25/36[3]	1,724,282	1,425,073
Chase Mortgage Finance Corp.,
Series 2006-S3, Class 2A1
5.50%	11/25/21	3,444,030	2,980,726
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A3
2.57%	07/25/37[3]	7,044,358	7,189,859
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20	6,942,541	6,860,932
Chaseflex Trust, Series 2006-2, Class A2B
0.36%	09/25/36[3]	2,426,984	1,878,896
CIT Mortgage Loan Trust, Series 2007-1,
Class 2A2
1.40%	10/25/37[2,3]	4,829,660	4,824,025
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00%	02/25/35	703,000	664,889
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A5 (STEP)
6.04%	09/25/36	525,000	548,640
Citicorp Residential Mortgage Securities, Inc.,
Series 2007-1, Class A5 (STEP)
6.05%	03/25/37	650,000	637,271

See accompanying notes to Schedule of Portfolio Investments.

65 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.86%	02/25/34[3]	$286,163	$281,761
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-RR2, Class A2
2.49%	05/25/34[2,3]	6,678,755	6,919,798
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
2.48%	10/25/35[3]	1,457,610	1,183,071
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
0.42%	11/25/35[3]	381,821	258,647
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR3, Class 1A2A
5.33%	06/25/36[3]	14,340,663	13,856,459
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A
0.30%	08/25/36[3]	9,310,159	8,783,455
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-6, Class 1A4A
3.12%	03/25/37[3]	1,140,197	821,041
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
0.36%	01/25/37[3]	173,000	162,465
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.34%	03/25/37[3]	37,371,874	36,760,903
Citigroup Mortgage Loan Trust, Inc.,
Series 2010-7, Class 2A1
2.41%	02/25/35[2,3]	392,964	403,414
Citigroup Mortgage Loan Trust, Inc.,
Series 2010-9, Class 2A1
2.51%	11/25/35[2,3]	348,901	356,807
Citigroup Mortgage Loan Trust, Inc.,
Series 2012-3, Class 4A1
0.05%	11/25/36[2,3]	3,573,880	3,618,211
Citigroup Mortgage Loan Trust, Inc.,
Series 2014-6, Class 3A2
2.71%	11/25/35[2,3]	25,462,312	25,854,628
Collateralized Mortgage Obligation Trust,
Series 57, Class D
9.90%	02/01/19	1,513	1,696
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	09/01/33	6,480,204	7,219,424
Conseco Finance, Series 2001-C,
Class A5 (STEP)
7.29%	08/15/33	595,146	612,068
Conseco Finance, Series 2002-A,
Class A5 (STEP)
7.55%	04/15/32	37,258	38,019

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance, Series 2002-C,
Class BF2
8.00%	06/15/32[2,3]	$425,953	$469,186
Conseco Financial Corp., Series 1996-7,
Class M1
7.70%	10/15/27[3]	13,633,159	14,673,730
Conseco Financial Corp., Series 1998-2,
Class A5
6.24%	12/01/28[3]	108,022	112,232
Conseco Financial Corp., Series 1998-3,
Class A6
6.76%	03/01/30[3]	6,108,682	6,494,480
Conseco Financial Corp., Series 1998-6,
Class A8
6.66%	06/01/30	8,071,271	8,661,189
Countryplace Manufactured Housing Contract
Trust, Series 2007-1, Class A4
5.85%	07/15/37[2,3]	9,150,000	9,215,589
Countrywide Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31	15,709	16,729
Countrywide Alternative Loan Trust,
Series 2005-27, Class 3A2
1.22%	08/25/35[3]	7,772	5,367
Countrywide Alternative Loan Trust,
Series 2005-84, Class 1A1
2.59%	02/25/36[3]	158,883	121,549
Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A19
0.66%	06/25/36[3]	2,118,901	1,584,342
Countrywide Alternative Loan Trust,
Series 2006-HY13, Class 4A1
2.66%	02/25/37[3]	4,632,670	4,153,716
Countrywide Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
0.32%	06/25/36[3]	2,157,509	1,817,009
Countrywide Alternative Loan Trust,
Series 2007-J1, Class 2A1
0.36%	03/25/37[3]	1,082,019	557,241
Countrywide Asset-Backed Certificates,
Series 2005-11, Class AF4
5.05%	02/25/36[3]	7,000,000	6,525,631
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 2A5
5.24%	02/25/36[3]	7,426,617	7,676,522
Countrywide Asset-Backed Certificates,
Series 2005-13, Class AF4
5.05%	04/25/36[3]	275,000	225,911
Countrywide Asset-Backed Certificates,
Series 2005-16, Class 4AV4
0.50%	05/25/36[3]	13,360,120	12,916,103

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 66

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates,
Series 2005-17, Class 4A2A
0.42%	05/25/36[3]	$9,538,769	$9,533,561
Countrywide Asset-Backed Certificates,
Series 2005-2, Class M2
0.60%	08/25/35[3]	9,490,937	9,411,798
Countrywide Asset-Backed Certificates,
Series 2005-7, Class MV1
0.66%	11/25/35[3]	2,403,718	2,399,540
Countrywide Asset-Backed Certificates,
Series 2005-9, Class 2A5
0.56%	01/25/36[3]	26,855,818	26,447,508
Countrywide Asset-Backed Certificates,
Series 2007-13, Class 2A2
0.96%	10/25/47[3]	23,397,724	21,279,504
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2001-HYB1,
Class 1A1
2.08%	06/19/31[3]	44,068	43,432
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2002-38,
Class A3
5.00%	02/25/18	1,482,556	1,501,860
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2003-J8,
Class 1A4
5.25%	09/25/23	278,618	289,814
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
2.34%	08/25/34[3]	3,167,156	3,183,613
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-25,
Class 1A1
0.48%	02/25/35[3]	252,911	233,434
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-29,
Class 3A1
2.22%	02/25/35[3]	6,287,280	4,731,178
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB3,
Class 1A
2.49%	06/20/34[3]	111,900	112,203
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB4,
Class 2A1
2.39%	09/20/34[3]	3,645,795	3,616,745
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB7,
Class 3A
2.44%	11/20/34[3]	3,481,429	3,431,415
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-11,
Class 1A2
2.90%	04/25/35[3]	1,992,159	1,747,099

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-31,
Class 2A3
2.59%	01/25/36[3]	$537,259	$473,676
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-4,
Class 4A1
0.44%	02/25/35[3]	146,992	124,277
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
0.46%	05/25/35[3]	8,199,803	7,312,273
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-HY5,
Class 1A1
2.66%	09/25/47[3]	2,612,077	2,325,067
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-HYB1,
Class 1A1
2.90%	03/25/37[3]	2,203,705	1,663,006
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2004-AR5, Class 6A1
2.47%	06/25/34[3]	496,490	500,342
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37[2]	32,532,010	33,834,979
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2011-12R, Class 1A1
1.00%	10/27/37[2,3]	11,229,533	11,128,383
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2011-16R, Class 5A1
2.63%	09/27/35[2,3]	9,806,122	9,818,252
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2014-7R, Class 7A1
0.30%	08/27/36[2,3]	41,186,091	40,359,707
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR20,
Class 2A4
2.47%	08/25/33[3]	36,406	36,539
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-1,
Class 2A1
6.50%	02/25/34	72,003	76,874
Credit Suisse Mortgage Capital Certificates,
Series 2006-2, Class 2A1
0.86%	03/25/36[3]	7,415,133	4,721,994
Credit Suisse Mortgage Capital Certificates,
Series 2007-2, Class 3A4
5.50%	03/25/37	6,109,830	5,889,167
Credit Suisse Mortgage Capital Certificates,
Series 2010-17R, Class 1A1
2.32%	06/26/36[2,3]	1,813,630	1,854,781

See accompanying notes to Schedule of Portfolio Investments.

67 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB1,
Class AF (STEP)
3.95%	01/25/33	$27,771	$27,632
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB4,
Class M1
1.19%	03/25/33[3]	6,528,018	6,220,019
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB5,
Class M1
1.18%	11/25/33[3]	50,055	43,701
Credit-Based Asset Servicing and
Securitization LLC, Series 2005-FR3,
Class M1
0.86%	04/25/35[3]	1,377,045	1,363,662
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB1,
Class AF2 (STEP)
3.51%	01/25/36	11,147,036	8,179,700
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB6,
Class A23
0.30%	07/25/36[3]	28,959,896	25,299,684
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB8,
Class A2B
0.26%	10/25/36[3]	12,042,574	11,776,536
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR1,
Class A2A
0.26%	02/25/37[3]	8,818,064	5,054,208
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR1,
Class A2B
0.42%	02/25/37[3]	43,183,965	25,279,753
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR2,
Class A2
0.38%	02/25/37[3]	70,321,638	40,585,947
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR5,
Class A2A
0.28%	05/25/37[3]	28,159,091	20,454,454
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR5,
Class A2C
0.50%	05/25/37[3]	19,070,268	14,174,072
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF4 (STEP)
4.17%	01/25/37	9,268,135	5,529,014
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF5 (STEP)
4.17%	01/25/37	17,328,764	9,785,553

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2C (STEP)
4.64%	02/25/37	$56,647,581	$42,195,140
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2D (STEP)
4.68%	02/25/37	38,742,045	28,850,581
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2E (STEP)
4.68%	02/25/37	7,542,067	5,617,505
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A2 (STEP)
0.32%	04/25/37[3]	45,510,042	31,790,266
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-NC1,
Class A2B
0.30%	12/25/36[3]	48,533,287	28,098,395
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-NC2,
Class A2B
0.30%	01/25/37[3]	27,126,502	18,782,940
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP)
5.78%	12/25/36	5,268,016	1,878,939
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR3, Class A1
0.34%	08/25/36[3]	2,678,498	2,079,431
Deutsche ALT-A Securities Mortgage Loan
Trust, Series 2006-AR4, Class A1
0.28%	12/25/36[3]	3,452,771	2,134,917
Deutsche ALT-A Securities, Inc. Alternate
Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35	27,018	27,733
Deutsche ALT-A Securities, Inc. Alternate
Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35	948,549	772,123
Deutsche ALT-A Securities, Inc. Alternate
Loan Trust, Series 2006-AR6, Class A6
0.34%	02/25/37[3]	1,822,605	1,364,951
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2006-AR1, Class 2A1
2.87%	02/25/36[3]	2,237,224	1,754,579
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A3
3.85%	06/28/47[2,3]	20,000,000	20,205,381
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2005-AR3,
Class 2A1A
0.39%	07/19/45[3]	460,031	419,520

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 68

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2007-AR1,
Class 2A1A
0.29%	04/19/48[3]	$13,004,062	$10,919,030
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
0.51%	01/19/45[3]	5,164,077	4,438,524
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
0.40%	03/19/45[3]	979,286	907,883
Equifirst Mortgage Loan Trust, Series 2005-1,
Class M1
0.58%	04/25/35[3]	8,967,394	8,976,540
Equity One ABS, Inc., Series 1998-1,
Class A2 (STEP)
7.48%	11/25/29	83,747	81,388
Equity One ABS, Inc., Series 2002-4,
Class M1
5.22%	02/25/33[3]	13,012	12,514
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP)
5.80%	11/25/32	128,000	130,313
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2005-FF4, Class M1
0.58%	05/25/35[3]	5,158,641	5,138,424
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2005-FFH2, Class M1
0.88%	04/25/35[2,3]	708,386	703,884
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2006-FF18, Class A2B
0.26%	12/25/37[3]	18,806,997	12,396,971
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2006-FF18, Class A2C
0.32%	12/25/37[3]	54,724,165	36,345,273
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2006-FF18, Class A2D
0.36%	12/25/37[3]	39,662,531	26,539,746
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF1, Class A2C
0.30%	01/25/38[3]	99,103,128	58,677,585
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF2, Class A2B
0.26%	03/25/37[3]	44,888,360	28,774,830
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF2, Class A2C
0.30%	03/25/37[3]	23,205,103	14,910,091
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF2, Class A2D
0.38%	03/25/37[3]	43,207,287	27,962,417
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA2, Class 1A1
2.18%	08/25/34[3]	23,686,846	23,736,943

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
2.20%	09/25/34[3]	$156,191	$154,179
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA4, Class A1
2.23%	10/25/34[3]	5,928,222	5,933,077
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA10, Class 1A1
2.26%	12/25/35[3]	42,545,119	37,340,787
First Horizon Alternative Mortgage Securities
Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37	25,703	21,103
First Horizon Asset Securities, Inc.,
Series 2004-AR5, Class 2A1
2.57%	10/25/34[3]	2,466,344	2,449,807
First Horizon Asset Securities, Inc.,
Series 2007-AR3, Class 1A1
2.40%	11/25/37[3]	740,345	646,515
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR1, Class 2A1
2.53%	02/25/34[3]	1,685,684	1,684,225
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
2.62%	12/25/34[3]	1,106,552	1,116,122
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
2.54%	01/25/37[3]	380,796	333,189
FNBA Mortgage Pass-Through Certificates,
Series 2004-AR1, Class A2
0.55%	08/19/34[3]	35,622	34,888
Fremont Home Loan Trust, Series 2005-C,
Class M1
0.64%	07/25/35[3]	8,176,920	8,192,432
GE Business Loan Trust, Series 2007-1A,
Class A
0.32%	04/16/35[2,3]	26,979,604	25,593,783
GMAC Mortgage Corp. Loan Trust,
Series 2000-HE2, Class A1
0.60%	06/25/30[3]	69,359	62,510
GMAC Mortgage Corp. Loan Trust,
Series 2003-AR2, Class 3A5
2.95%	12/19/33[3]	12,600,860	12,935,331
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.88%	06/25/34[3]	10,926	10,609
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
2.90%	11/19/35[3]	2,194,150	2,141,579
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
2.68%	05/19/36[3]	2,379,402	1,833,912
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38[2,3]	23,450,760	25,239,903

See accompanying notes to Schedule of Portfolio Investments.

69 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Greenpoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
0.40%	08/25/45[3]	$3,029,250	$2,565,169
Greenpoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A
0.34%	01/25/47[3]	17,161,900	16,347,620
Greenpoint Mortgage Funding Trust,
Series 2007-AR1, Class 3A2
0.32%	02/25/37[3]	7,351,657	5,677,685
GS Mortgage Securities Trust.,
Series 2009-1R, Class 2A1
2.60%	11/25/35[2,3]	63,342	64,246
GSAA Home Equity Trust, Series 2005-9,
Class 2A3
0.52%	08/25/35[3]	8,402,601	7,859,347
GSAMP Trust, Series 2005-AHL2, Class A2D
0.50%	12/25/35[3]	25,693,000	17,526,526
GSAMP Trust, Series 2005-HE5, Class M1
0.58%	11/25/35[3]	17,000,000	16,248,821
GSR Mortgage Loan Trust, Series 2004-9,
Class 3A1
2.52%	08/25/34[3]	14,010	14,161
GSR Mortgage Loan Trust, Series 2004-9,
Class 5A7
2.41%	08/25/34[3]	1,328,728	1,295,137
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 2A3
2.57%	10/25/35[3]	9,260,161	8,275,047
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 2A4
2.57%	10/25/35[3]	6,415,913	6,371,002
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 4A5
2.68%	09/25/35[3]	701,677	706,008
GSR Mortgage Loan Trust, Series 2006-OA1,
Class 2A1
0.34%	08/25/46[3]	9,293,375	8,742,278
GSR Mortgage Loan Trust, Series 2007-AR2,
Class 2A1
2.72%	05/25/47[3]	6,434,277	5,863,911
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.39%	04/19/34[3]	20,950	20,211
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A2A
0.49%	01/19/35[3]	833,053	708,726
Harborview Mortgage Loan Trust,
Series 2005-4, Class 2A
2.72%	07/19/35[3]	896,368	838,395
Harborview Mortgage Loan Trust,
Series 2006-8, Class 2A1A
0.34%	07/21/36[3]	390,278	319,157

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust,
Series 2007-7, Class 2A1A
1.16%	11/25/47[3]	$1,367,619	$1,236,877
Home Equity Loan Trust, Series 2006-1,
Class A1
0.31%	01/20/36[3]	16,049,148	15,989,542
Home Equity Loan Trust, Series 2006-2,
Class A1
0.30%	03/20/36[3]	21,325,038	21,207,217
Home Equity Loan Trust, Series 2007-1,
Class AM
0.39%	03/20/36[3]	1,713,257	1,701,617
Home Equity Loan Trust, Series 2007-3,
Class A4
1.65%	11/20/36[3]	13,120,000	13,155,070
Home Equity Loan Trust, Series 2007-3,
Class APT
1.35%	11/20/36[3]	44,634,191	44,716,362
Homestar Mortgage Acceptance Corp.,
Series 2004-5, Class A4
0.72%	10/25/34[3]	5,336,337	5,368,985
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A3
0.34%	12/25/35[3]	16,323,750	16,038,704
Impac CMB Trust, Series 2005-1, Class 1A1
0.68%	04/25/35[3]	9,293,067	8,630,415
Impac Secured Assets Corp., CMN Owners
Trust, Series 2004-3, Class 1
0.96%	11/25/34[3]	1,339,290	1,337,340
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
2.37%	08/25/34[3]	2,578,989	2,167,958
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
0.96%	08/25/34[3]	39,413	35,786
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
2.70%	10/25/34[3]	327,559	334,187
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
1.02%	09/25/34[3]	123,377	107,510
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
0.96%	11/25/34[3]	91,847	84,263
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
2.44%	03/25/35[3]	2,563,741	2,548,606
IndyMac Index Mortgage Loan Trust,
Series 2005-AR13, Class 4A1
2.38%	08/25/35[3]	204,250	175,543
IndyMac Index Mortgage Loan Trust,
Series 2005-AR15, Class A1
4.55%	09/25/35[3]	998,128	877,018

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 70

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
2.34%	09/25/35[3]	$9,866,408	$8,517,236
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2A1A
0.46%	10/25/36[3]	309,301	234,944
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 1A21
4.86%	12/25/35[3]	9,348,652	7,648,684
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
2.43%	01/25/36[3]	3,970,946	3,480,292
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
0.40%	04/25/35[3]	1,213,050	1,143,222
IndyMac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A4A
0.32%	11/25/46[3]	16,796,581	15,830,576
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
2.67%	08/25/36[3]	28,320,481	20,273,981
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
0.28%	08/25/36[3]	363,971	275,714
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
0.36%	05/25/46[3]	31,658,744	27,226,520
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
2.90%	05/25/36[3]	8,070,454	6,123,642
IndyMac Index Mortgage Loan Trust,
Series 2006-AR8, Class A3A
0.38%	07/25/46[3]	39,592,481	31,197,450
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
2.83%	03/25/37[3]	2,032,707	1,892,005
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.35%	06/25/37[3]	7,431,524	4,950,993
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
2.66%	05/25/37[3]	397,388	301,446
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
2.80%	11/25/37[3]	6,992,374	6,727,332
IndyMac Index Mortgage Loan Trust,
Series 2007-AR9, Class 2A1
2.69%	04/25/37[3]	643,237	450,735
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A3
6.61%	02/25/28	254,149	260,862

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Residential Asset-Backed Trust,
Series 2005-C, Class AI1
0.42%	10/25/35[3]	$18,091,661	$17,923,616
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 1A3
0.32%	05/25/36[3]	4,677,525	4,461,152
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
2.67%	05/25/36[3]	1,744,204	1,386,686
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.93%	05/25/36[3]	16,962,589	13,458,950
JPMorgan Alternative Loan Trust,
Series 2006-S4, Class A4 (STEP)
5.96%	12/25/36	38,700,000	31,917,786
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36	6,370,537	3,935,304
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH3, Class A4
0.36%	03/25/37[3]	3,566,818	3,158,293
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AF1
0.26%	03/25/47[3]	275,352	189,400
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AF2 (STEP)
5.47%	03/25/47	9,480,000	7,136,146
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AF3 (STEP)
5.47%	03/25/47	10,000,000	7,526,580
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AF4 (STEP)
5.47%	03/25/47	5,000,000	3,761,815
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV4
0.44%	03/25/47[3]	90,000	54,639
JPMorgan Mortgage Trust, Series 2003-A2,
Class 2A3
1.94%	11/25/33[3]	388,140	378,626
JPMorgan Mortgage Trust, Series 2004-A4,
Class 1A3
2.56%	09/25/34[3]	2,282,005	2,370,381
JPMorgan Mortgage Trust, Series 2005-A3,
Class 5A3
2.72%	06/25/35[3]	255,411	239,591
JPMorgan Mortgage Trust, Series 2005-A5,
Class TA1
5.24%	08/25/35[3]	376,524	371,644
JPMorgan Mortgage Trust, Series 2005-S2,
Class 4A3
5.50%	09/25/20	9,400,145	10,071,757

See accompanying notes to Schedule of Portfolio Investments.

71 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A2,
Class 5A3
2.52%	11/25/33[3]	$25,051	$25,257
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
2.67%	05/25/36[3]	2,740,663	2,302,606
JPMorgan Mortgage Trust, Series 2006-A3,
Class 3A3
2.61%	05/25/36[3]	2,171,024	1,953,666
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A1
2.60%	06/25/36[3]	1,679,122	1,459,352
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A4
2.60%	06/25/36[3]	5,412,954	4,676,203
JPMorgan Mortgage Trust, Series 2006-A5,
Class 2A4
2.56%	08/25/36[3]	1,249,390	1,083,255
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
2.62%	07/25/35[3]	6,436,170	6,575,017
JPMorgan Mortgage Trust, Series 2007-A3,
Class 2A3
2.54%	05/25/37[3]	7,847,120	6,846,573
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
4.94%	05/25/37[3]	773,569	730,815
JPMorgan Mortgage Trust, Series 2007-A4,
Class 2A3
2.66%	06/25/37[3]	1,503,690	1,380,139
JPMorgan Resecuritization Trust,
Series 2010-1, Class 1A1
6.00%	02/26/37[2]	807,082	817,849
JPMorgan Resecuritization Trust,
Series 2010-4, Class 1A1
2.61%	07/26/36[2,3]	439,044	442,756
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A4
5.27%	04/15/40	27,994	30,200
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A6
6.47%	04/15/40[3]	8,108,910	8,940,978
Lehman XS Trust, Series 2005-5N,
Class 3A1A
0.46%	11/25/35[3]	23,750,982	21,369,590
Lehman XS Trust, Series 2006-13,
Class 1A2
0.32%	09/25/36[3]	40,039,662	33,741,383
Lehman XS Trust, Series 2006-14N,
Class 3A2
0.28%	08/25/36[3]	226,185	176,997

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-16N,
Class A4A
0.34%	11/25/46[3]	$638,139	$528,315
Lehman XS Trust, Series 2006-19,
Class A2
0.32%	12/25/36[3]	27,932,351	23,010,978
Lehman XS Trust, Series 2006-9,
Class A1B
0.32%	05/25/46[3]	49,719,126	41,277,813
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
1.06%	10/25/34[3]	75,000	71,496
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
2.67%	01/25/34[3]	178,207	175,736
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
2.07%	11/25/33[3]	2,270,355	2,317,979
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.64%	11/21/34[3]	18,767,804	19,094,917
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
2.68%	10/25/34[3]	2,097,306	2,023,774
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
2.59%	06/25/34[3]	688	665
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
2.47%	09/25/34[3]	6,802,360	6,668,954
MASTR Alternative Loan Trust,
Series 2004-6, Class 3A1
4.75%	07/25/19	4,189,176	4,346,707
MASTR Asset Securitization Trust,
Series 2002-8, Class 1A1
5.50%	12/25/17	22,439	23,035
MASTR Asset Securitization Trust,
Series 2003-8, Class 3A12
5.25%	09/25/33	2,069,338	2,246,495
MASTR Asset Securitization Trust,
Series 2004-3, Class 3A2
4.50%	03/25/19	1,682,931	1,740,628
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
0.30%	11/25/36[3]	20,805,025	9,825,217
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
0.36%	11/25/36[3]	5,779,174	2,755,247
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
0.36%	05/25/37[3]	26,441,000	18,999,017

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 72

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
2.53%	10/25/32[3]	$37,051	$37,145
Mellon Residential Funding Corp.,
Series 2001-TBC1, Class A1
0.86%	11/15/31[3]	3,995,460	4,005,417
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2006-FF13, Class A2C
0.32%	10/25/36[3]	5,918,714	4,746,279
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A2B
0.32%	04/25/37[3]	17,053,955	10,102,098
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-1, Class A2C
0.40%	04/25/37[3]	40,900,222	24,541,687
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2B
0.32%	05/25/37[3]	15,818,993	9,416,762
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C
0.40%	05/25/37[3]	51,130,301	29,899,704
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2D
0.48%	05/25/37[3]	26,816,123	16,330,804
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
0.34%	06/25/37[3]	22,148,751	14,892,774
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
0.40%	06/25/37[3]	32,913,485	22,721,067
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A3
0.32%	07/25/37[3]	36,177,689	23,102,168
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A6, Class 2A
2.57%	10/25/33[3]	1,402,953	1,373,488
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-A4, Class A1
2.46%	08/25/34[3]	5,064,705	5,238,911
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
0.36%	02/25/36[3]	29,386	26,684
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC2, Class A2B (STEP)
4.58%	03/25/37	38,503,007	16,976,906
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC2, Class A2D (STEP)
4.58%	03/25/37	29,058,392	12,812,894
Merrill Lynch Mortgage Investors, Inc.,
Series 2007-2, Class 1A1
2.51%	08/25/36[3]	14,963,203	13,905,140
Mid-State Trust, Series 11, Class A1
4.86%	07/15/38	385,091	413,269

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2004-1, Class A
6.00%	08/15/37	$559,346	$589,666
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40	25,237,915	27,416,237
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40[2]	17,244,855	18,283,840
Mid-State Trust, Series 6, Class A1
7.34%	07/01/35	122,188	131,936
Mid-State Trust, Series 6, Class A2
7.40%	07/01/35	7,637	8,204
Morgan Stanley Capital I Trust,
Series 2005-HE3, Class M2
0.94%	07/25/35[3]	56,871	55,738
Morgan Stanley Capital I Trust,
Series 2006-NC1, Class A4
0.46%	12/25/35[3]	27,508,112	26,370,019
Morgan Stanley Home Equity Loan Trust,
Series 2005-04, Class A1
0.40%	09/25/35[3]	12,422,566	12,384,342
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M1
0.60%	08/25/35[3]	30,772	30,792
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
0.48%	01/25/35[3]	488,287	467,935
Morgan Stanley Mortgage Loan Trust,
Series 2004-3, Class 2A2
5.50%	04/25/34	588,952	615,519
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.02%	09/25/34[3]	3,050,235	2,959,463
Morgan Stanley Mortgage Loan Trust,
Series 2004-8AR, Class 4A1
2.43%	10/25/34[3]	273,234	271,529
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
0.42%	04/25/35[3]	11,446,398	10,708,056
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[3]	253,496	148,129
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47	723,466	718,361
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
0.28%	04/25/37[3]	7,492,986	4,209,987
Morgan Stanley Reremic Trust,
Series 2014-R4, Class 2A
2.45%	11/26/35[2,3]	10,096,280	10,198,184
Morgan Stanley Resecuritization Trust,
Series 2010-R4, Class 1B
0.48%	01/26/36[2,3]	8,816,012	8,752,449

See accompanying notes to Schedule of Portfolio Investments.

73 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust,
Series 2013-R9, Class 3A
2.38%	06/26/46[2,3]	$18,678,737	$18,927,902
Morgan Stanley Resecuritization Trust,
Series 2014-R2, Class 1A
0.94%	12/26/46[2,3]	39,054,504	37,877,678
MortgageIT Trust, Series 2005-1, Class 1A1
0.48%	02/25/35[3]	9,313,066	8,953,441
MortgageIT Trust, Series 2005-4, Class A1
0.44%	10/25/35[3]	13,894,312	12,844,347
MortgageIT Trust, Series 2005-5, Class A1
0.42%	12/25/35[3]	2,748,559	2,573,118
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
0.40%	06/25/37[3]	7,955,000	5,732,803
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
1.24%	01/25/34[3]	47,737	42,903
New Century Home Equity Loan Trust,
Series 2005-2, Class M1
0.58%	06/25/35[3]	60,957	60,263
New Century Home Equity Loan Trust,
Series 2005-4, Class M1
0.64%	09/25/35[3]	36,420,000	35,432,818
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A4
0.44%	03/25/36[3]	71,929,000	71,605,841
Nomura Resecuritization Trust,
Series 2011-4RA, Class 1A1
2.21%	12/26/36[2,3]	35,566,505	35,681,172
Nomura Resecuritization Trust,
Series 2011-4RA, Class 2A1
2.06%	06/26/37[2,3]	12,946,136	12,879,476
Nomura Resecuritization Trust,
Series 2013-1R, Class 2A1
0.30%	11/26/36[2,3]	18,121,593	17,336,160
Nomura Resecuritization Trust,
Series 2013-1R, Class 3A1
0.32%	10/26/36[2,3]	13,150,111	12,793,854
Nomura Resecuritization Trust,
Series 2014-4R, Class 1A1
2.23%	01/25/36[2,3]	27,267,210	27,694,106
Nomura Resecuritization Trust,
Series 2014-4R, Class 3A1
0.32%	09/25/36[2,3]	13,713,243	13,209,365
Option One Mortgage Loan Trust,
Series 2005-4, Class A3
0.42%	11/25/35[3]	33,239	32,839
Option One Mortgage Loan Trust,
Series 2005-5, Class A3
0.36%	12/25/35[3]	41,929	41,708

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-4, Class A2D
0.40%	05/25/37[3]	$34,441,935	$23,134,579
Park Place Securities, Inc.,
Series 2005-WHQ4, Class A1A
0.42%	09/25/35[3]	53,655,138	53,585,427
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP)
4.37%	01/25/36	22,910,000	17,443,117
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
0.42%	11/25/46[3]	85,000	74,753
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
0.46%	06/25/47[3]	23,015,500	15,932,733
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.50%	08/25/33[3]	1,380,503	1,441,273
Residential Accredit Loans, Inc.,
Series 2003-QS3, Class A4
5.50%	02/25/18	121,668	124,347
Residential Accredit Loans, Inc.,
Series 2005-QA10, Class A31
3.57%	09/25/35[3]	1,103,979	937,722
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class CB1
3.45%	12/25/35[3]	7,496,414	5,599,806
Residential Accredit Loans, Inc.,
Series 2005-QA4, Class A41
2.94%	04/25/35[3]	7,247,865	7,207,205
Residential Accredit Loans, Inc.,
Series 2005-QA7, Class A1
5.97%	07/25/35[3]	6,918,732	5,509,027
Residential Accredit Loans, Inc.,
Series 2005-QA8, Class CB21
3.18%	07/25/35[3]	5,992,893	5,003,108
Residential Accredit Loans, Inc.,
Series 2005-QA9, Class CB11
3.04%	08/25/35[3]	12,553,150	10,725,867
Residential Accredit Loans, Inc.,
Series 2005-QO4, Class 2A1
0.44%	12/25/45[3]	2,514,668	1,872,143
Residential Accredit Loans, Inc.,
Series 2005-QO5, Class A1
1.12%	01/25/46[3]	13,786,681	10,135,100
Residential Accredit Loans, Inc.,
Series 2006-Q09, Class 1A2A
0.30%	12/25/46[3]	767,067	768,730
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A11
3.24%	01/25/36[3]	210,746	167,745

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 74

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
3.73%	01/25/36[3]	$4,752,250	$3,847,242
Residential Accredit Loans, Inc.,
Series 2006-QS10, Class AV (IO)
0.56%	08/25/36[3,6]	61,990,913	1,605,596
Residential Accredit Loans, Inc.,
Series 2006-QS12, Class 2A9
0.54%	09/25/36[3]	561,734	384,249
Residential Accredit Loans, Inc.,
Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36[3,6]	217,783,381	4,132,331
Residential Accredit Loans, Inc.,
Series 2006-QS7, Class AV (IO)
0.65%	06/25/36[3,6]	109,869,919	3,575,931
Residential Accredit Loans, Inc.,
Series 2006-QS8, Class AV (IO)
0.77%	08/25/36[3,6]	268,306,425	8,574,389
Residential Accredit Loans, Inc.,
Series 2007-QS10, Class AV (IO)
0.46%	09/25/37[3,6]	165,150,227	3,026,378
Residential Accredit Loans, Inc.,
Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37[3,6]	102,436,822	1,526,411
Residential Accredit Loans, Inc.,
Series 2007-QS5, Class AV (IO)
0.25%	03/25/37[3,6]	130,550,584	1,215,948
Residential Accredit Loans, Inc.,
Series 2007-QS6, Class AV (IO)
0.32%	04/25/37[3,6]	281,232,530	4,192,333
Residential Accredit Loans, Inc.,
Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37[3,6]	84,256,684	1,185,871
Residential Accredit Loans, Inc.,
Series 2007-QS8, Class AV (IO)
0.39%	06/25/37[3,6]	221,353,969	3,355,948
Residential Asset Mortgage Products, Inc.,
Series 2003-RS10, Class AI6 (STEP)
5.86%	11/25/33	575,965	612,940
Residential Asset Mortgage Products, Inc.,
Series 2003-RS11, Class AI6A (STEP)
5.98%	12/25/33	302,610	328,946
Residential Asset Mortgage Products, Inc.,
Series 2003-RS9, Class AI6A (STEP)
6.01%	10/25/33	32,379	32,225
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12, Class AI6
4.55%	12/25/34	24,537	24,907
Residential Asset Mortgage Products, Inc.,
Series 2004-RS12, Class MII2
1.36%	12/25/34[3]	751,068	743,696

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc.,
Series 2004-SL1, Class A8
6.50%	11/25/31	$87,685	$90,622
Residential Asset Mortgage Products, Inc.,
Series 2004-SL3, Class A2
6.50%	12/25/31	75,340	79,809
Residential Asset Mortgage Products, Inc.,
Series 2004-SL3, Class A4
8.50%	12/25/31	44,359	41,501
Residential Asset Securities Corp.,
Series 2004-IP2, Class 1A1
2.45%	12/25/34[3]	457,935	458,004
Residential Asset Securities Corp.,
Series 2004-IP2, Class 2A1
2.49%	12/25/34[3]	56,085	57,301
Residential Asset Securities Corp.,
Series 2004-IP2, Class 3A1
2.47%	12/25/34[3]	1,262,650	1,275,360
Residential Asset Securities Corp.,
Series 2006-A7CB, Class 1A3
6.25%	07/25/36	4,595,431	4,128,959
Residential Funding Mortgage Securities I,
Inc., Series 2005-SA5, Class 1A
2.85%	11/25/35[3]	13,248,888	11,051,613
Residential Funding Mortgage Securities I,
Inc., Series 2006-SA3, Class 3A1
3.80%	09/25/36[3]	2,557,489	2,249,570
Residential Funding Mortgage Securities I,
Inc., Series 2006-SA3, Class 4A1
6.11%	09/25/36[3]	915,916	787,875
Residential Funding Mortgage Securities I,
Inc., Series 2006-SA4, Class 2A1
3.53%	11/25/36[3]	239,087	209,184
Residential Funding Mortgage Securities I,
Inc., Series 2007-SA2, Class 2A2
3.04%	04/25/37[3]	4,942,045	4,367,814
Residential Funding Mortgage Securities II,
Inc., Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29	66,789	66,852
Residential Funding Mortgage Securities II,
Inc., Series 2000-HI1, Class AI7 (STEP)
8.29%	02/25/25	52,747	52,667
Residential Funding Mortgage Securities
Trust, Series 1999-HI1, Class A6 (STEP)
7.58%	09/25/29	2,583	2,584
Residential Funding Mortgage Securities
Trust, Series 2003-S7, Class A7
5.50%	05/25/33	2,212,830	2,357,199
Residential Funding Mortgage Securities
Trust, Series 2004-S2, Class A9
5.50%	03/25/34	1,303,002	1,340,198

See accompanying notes to Schedule of Portfolio Investments.

75 / Semi-Annual Report September 2014

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities
Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34	$868,897	$889,165
Saxon Asset Securities Trust, Series 2001-2,
Class AF6 (STEP)
6.81%	06/25/16	19,141	20,503
Saxon Asset Securities Trust, Series 2005-2,
Class M1
0.58%	10/25/35[3]	18,577,025	18,518,192
Saxon Asset Securities Trust, Series 2007-1,
Class A2C
0.30%	01/25/47[3]	13,135,000	10,766,359
Saxon Asset Securities Trust, Series 2007-3,
Class 2A3
0.56%	09/25/47[3]	32,174,000	24,378,658
Sequoia Mortgage Trust, Series 2004-3,
Class A
0.83%	05/20/34[3]	1,403,741	1,356,032
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A1B
0.42%	02/25/36[3]	1,839,903	1,331,503
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
0.40%	12/25/36[2,3]	13,061,221	8,297,310
Soundview Home Equity Loan Trust,
Series 2006-1, Class A3
0.34%	02/25/36[3]	9,236,317	9,090,397
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A4
0.40%	10/25/36[3]	14,062,000	9,730,074
Soundview Home Equity Loan Trust,
Series 2006-WF2, Class A2C
0.30%	12/25/36[3]	30,431,936	29,994,122
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-1, Class 3A3
2.52%	02/25/34[3]	45,396	45,998
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
2.41%	09/25/34[3]	24,763,713	24,948,896
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 1A
2.49%	10/25/34[3]	361,363	360,987
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-14, Class 2A
2.38%	10/25/34[3]	29,287,578	29,769,021
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-15, Class A
2.48%	10/25/34[3]	5,018,003	4,859,406
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-16, Class 3A1
2.48%	11/25/34[3]	22,042,788	22,333,378

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-17, Class A1
1.01%	11/25/34[3]	$103,985	$96,508
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-20, Class 1A2
2.50%	01/25/35[3]	1,576,373	1,525,848
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
2.40%	06/25/35[3]	5,792,070	5,474,421
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-9, Class 2A1
2.72%	10/25/47[3]	1,769,681	1,401,769
Structured Asset Investment Loan Trust,
Series 2006-1, Class A3
0.36%	01/25/36[3]	12,571,484	12,270,749
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 24A1
2.35%	05/25/36[3]	804,827	555,260
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR3, Class 1A2
0.32%	04/25/37[3]	2,198,294	2,222,814
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR6, Class A1
1.62%	08/25/47[3]	136,295,244	122,791,384
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series
2004-23XS, Class 2A1
0.46%	01/25/35[3]	5,005,751	4,637,008
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50%	04/25/35	9,047,222	9,071,794
Structured Asset Securities Corp.,
Series 1997-2, Class 2A4
7.25%	03/28/30	2,990	3,026
Structured Asset Securities Corp.,
Series 2001-15A, Class 4A1
2.18%	10/25/31[3]	11,168	11,251
Structured Asset Securities Corp.,
Series 2003-26A, Class 3A5
2.43%	09/25/33[3]	529,078	532,961
Structured Asset Securities Corp.,
Series 2003-34A, Class 5A4
2.45%	11/25/33[3]	4,096,170	4,141,699
Structured Asset Securities Corp.,
Series 2005-17, Class 4A4
5.50%	10/25/35	9,248,684	9,422,173
Structured Asset Securities Corp.,
Series 2005-WF4, Class A4
0.52%	11/25/35[3]	5,947,102	5,947,394
Structured Asset Securities Corp.,
Series 2006-BC5, Class A3
0.28%	12/25/36[3]	8,695,380	8,659,668

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 76

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp.,
Series 2006-WF1, Class A5
0.46%	02/25/36[3]	$14,343,463	$14,120,652
Structured Asset Securities Corp.,
Series 2006-WF2, Class A3
0.30%	07/25/36[3]	6,835,205	6,796,505
Structured Asset Securities Corp.,
Series 2006-WF2, Class A4
0.46%	07/25/36[3]	43,826,000	41,199,289
Structured Asset Securities Corp.,
Series 2006-WF3, Class A1
0.30%	09/25/36[3]	27,076,761	26,533,136
Structured Asset Securities Corp.,
Series 2006-WF3, Class A3
0.30%	09/25/36[3]	3,982,877	3,926,794
Structured Asset Securities Corp.,
Series 2007-BC4, Class A3
0.40%	11/25/37[3]	4,821,581	4,769,383
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 1A1
2.59%	06/25/37[3]	13,897,624	12,728,598
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
2.04%	12/25/44[3]	345,801	337,679
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A4
6.57%	05/07/27[3]	1,912,238	1,996,445
Wachovia Bank Commercial Mortgage Trust,
Series 2006-AMN1, Class A3
0.40%	08/25/36[3]	1,830,128	1,202,587
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2005-3, Class 2A3
0.70%	05/25/35[3]	7,521,276	6,198,359
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2005-4, Class CB13
0.66%	06/25/35[3]	13,585,228	10,602,157
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2006-AR2, Class A1A
1.06%	04/25/46[3]	17,684,053	14,323,022
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2006-AR3, Class A1A
1.09%	05/25/46[3]	32,081,081	24,899,860
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2006-AR7, Class A1A
1.04%	09/25/46[3]	8,754,780	5,916,664
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22	760,947	744,679
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA1, Class 2A
0.84%	12/25/46[3]	8,839,358	6,360,864

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA2, Class 2A
0.82%	01/25/47[3]	$21,373,164	$15,785,001
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA3, Class 2A
0.87%	02/25/47[3]	41,935,551	30,123,816
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA3, Class 4A1
0.89%	04/25/47[3]	2,647,069	2,164,294
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
0.26%	01/25/37[3]	5,876,878	3,478,912
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
0.30%	01/25/37[3]	54,250,192	31,193,337
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
0.38%	01/25/37[3]	18,210,873	10,583,988
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.52%	04/25/37[3]	1,521,553	811,939
WaMu Asset-Backed Certificates,
Series 2007-HE3, Class 2A5
0.40%	05/25/47[3]	10,139,274	6,822,150
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
2.33%	11/25/30[3]	510,769	513,448
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR18, Class A
2.50%	01/25/33[3]	23,698	24,118
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
2.44%	06/25/33[3]	13,438,851	13,596,623
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
2.38%	06/25/34[3]	122,490	125,486
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
0.58%	05/25/44[3]	131,381	129,253
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
0.48%	01/25/45[3]	1,818,655	1,756,235
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
0.48%	08/25/45[3]	88,261,974	84,950,429
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.34%	10/25/35[3]	3,650,000	3,568,497
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
0.44%	10/25/45[3]	2,811,148	2,705,533

See accompanying notes to Schedule of Portfolio Investments.

77 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.46%	12/25/35[3]	$11,114,617	$10,665,719
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
0.42%	11/25/45[3]	37,315,973	35,356,325
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
0.44%	12/25/45[3]	18,386,905	17,425,269
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
0.48%	01/25/45[3]	27,052,740	25,760,863
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
0.46%	01/25/45[3]	2,881,997	2,818,458
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
0.38%	04/25/45[3]	393,059	375,686
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
1.19%	01/25/46[3]	74,296,662	72,260,934
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
4.08%	12/25/36[3]	1,804,963	1,668,112
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
1.12%	02/25/46[3]	1,687,612	1,585,343
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
1.06%	05/25/46[3]	12,329,197	11,678,881
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
1.10%	07/25/46[3]	17,177,603	14,545,994
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR9, Class 2A
2.17%	08/25/46[3]	1,767,648	1,616,161
WaMu Mortgage Pass-Through Certificates,
Series 2007-HE2, Class 2A3
0.40%	04/25/37[3]	41,101,770	21,662,811
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 1A1
2.19%	02/25/37[3]	2,254,959	1,901,161
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 4A1
2.38%	02/25/37[3]	1,807,866	1,606,841
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY6, Class 2A1
2.45%	06/25/37[3]	804,530	719,127
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
4.64%	07/25/37[3]	708,619	668,957

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
0.82%	02/25/47[3]	$29,578,823	$24,561,575
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA3, Class 5A
1.92%	04/25/47[3]	7,104,708	5,514,994
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37	612,802	584,337
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI6
5.00%	05/25/34[3]	2,257,433	2,278,816
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-17, Class 2A10
5.50%	01/25/34	7,284,768	7,414,371
Wells Fargo Mortgage-Backed Securities
Trust, Series 2003-M, Class A1
2.62%	12/25/33[3]	2,392,851	2,417,983
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-L, Class A8
2.63%	07/25/34[3]	622,838	623,593
Wells Fargo Mortgage-Backed Securities
Trust, Series 2004-S, Class A1
2.62%	09/25/34[3]	6,170,728	6,341,164
Wells Fargo Mortgage-Backed Securities
Trust, Series 2005-AR10, Class 2A14
2.61%	06/25/35[3]	2,638,230	2,648,728
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-10, Class A4
6.00%	08/25/36	6,518,116	6,709,988
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-2, Class 2A3
5.50%	03/25/36	708,145	682,981
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A1
2.61%	07/25/36[3]	571,451	560,956
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36[3]	193,802	190,243
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A3
2.61%	07/25/36[3]	414,478	402,911
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A6
2.61%	07/25/36[3]	1,957,873	1,903,232
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR17, Class A1
2.61%	10/25/36[3]	4,505,934	4,367,895
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR8, Class 1A3
2.61%	04/25/36[3]	25,405	25,506

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 78

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities
Trust, Series 2007-5, Class 1A1
5.50%	05/25/37	$10,392,692	$10,447,471
Wells Fargo Mortgage-Backed Securities,
Series 06-AR1, Class 1A1
5.55%	03/25/36[3]	9,465,999	9,280,106
Wells Fargo Mortgage-Backed Securities,
Series 2005-AR10, Class 2A17
2.61%	06/25/35[3]	61,966,646	62,763,475

			4,353,927,197

U.S. Agency Mortgage-Backed — 26.17%
Fannie Mae Aces, Series 2014-M6, Class FA
0.46%	12/25/17	63,552,945	63,652,246
Fannie Mae FNCL (TBA)
4.50%	10/25/39	300,830,000	324,614,357
Fannie Mae Pool (TBA)
2.50%	10/25/27	213,390,000	214,657,003
3.00%	10/25/26	129,580,000	133,467,400
3.00%	10/25/42	1,128,055,000	1,112,103,547
3.50%	10/25/25	64,500,000	67,805,625
3.50%	10/25/42	887,780,000	907,477,645
4.00%	10/25/41	855,085,000	901,246,208
Fannie Mae Pool 190375
5.50%	11/01/36	2,637,805	2,946,470
Fannie Mae Pool 254232
6.50%	03/01/22	52,230	59,157
Fannie Mae Pool 313182
7.50%	10/01/26	5,765	6,506
Fannie Mae Pool 394854
6.50%	05/01/27	2,286	2,634
Fannie Mae Pool 464367
4.54%	01/01/20	5,158,014	5,660,155
Fannie Mae Pool 467243
4.55%	01/01/21	2,631,346	2,915,112
Fannie Mae Pool 468128
4.33%	07/01/21	1,970,000	2,175,180
Fannie Mae Pool 468587
3.84%	08/01/21	777,346	835,047
Fannie Mae Pool 468764
4.16%	07/01/21	28,200,000	30,782,686
Fannie Mae Pool 545191
7.00%	09/01/31	15,034	17,131
Fannie Mae Pool 545831
6.50%	08/01/17	17,727	18,701
Fannie Mae Pool 555284
7.50%	10/01/17	2,241	2,368
Fannie Mae Pool 606108
7.00%	03/01/31	5,883	6,125

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 613142
7.00%	11/01/31	$19,937	$23,191
Fannie Mae Pool 625666
7.00%	01/01/32	21,107	24,687
Fannie Mae Pool 633698
7.50%	02/01/31	92,856	102,873
Fannie Mae Pool 646884
1.79%	05/01/32[3]	7,146	7,175
Fannie Mae Pool 655928
7.00%	08/01/32	285,817	340,951
Fannie Mae Pool 725257
5.50%	02/01/34	2,859,103	3,207,981
Fannie Mae Pool 734922
4.50%	09/01/33	4,430,736	4,829,183
Fannie Mae Pool 735207
7.00%	04/01/34	53,366	62,415
Fannie Mae Pool 735224
5.50%	02/01/35	11,718,635	13,147,907
Fannie Mae Pool 735646
4.50%	07/01/20	3,102,160	3,286,292
Fannie Mae Pool 735651
4.50%	06/01/35	12,264,857	13,327,425
Fannie Mae Pool 735686
6.50%	12/01/22	91,462	103,575
Fannie Mae Pool 740297
5.50%	10/01/33	5,622	6,308
Fannie Mae Pool 745592
5.00%	01/01/21	16,463	17,552
Fannie Mae Pool 817611
5.37%	11/01/35[3]	760,079	816,544
Fannie Mae Pool 839109
5.38%	11/01/35[3]	17,204	18,402
Fannie Mae Pool 841031
5.17%	11/01/35[3]	86,604	93,069
Fannie Mae Pool 844773
5.27%	12/01/35[3]	22,226	24,036
Fannie Mae Pool 888412
7.00%	04/01/37	1,549,657	1,740,785
Fannie Mae Pool 889125
5.00%	12/01/21	10,077,431	10,744,346
Fannie Mae Pool 889184
5.50%	09/01/36	10,769,182	12,083,847
Fannie Mae Pool 918445
6.02%	05/01/37[3]	129,245	139,332
Fannie Mae Pool 933033
6.50%	10/01/37	2,881,033	3,240,824
Fannie Mae Pool AB1613
4.00%	10/01/40	73,072,042	77,473,171

See accompanying notes to Schedule of Portfolio Investments.

79 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB1803
4.00%	11/01/40	$77,580,448	$82,414,166
Fannie Mae Pool AB2127
3.50%	01/01/26	52,643,003	55,604,085
Fannie Mae Pool AB3679
3.50%	10/01/41	26,693,725	27,439,072
Fannie Mae Pool AB3864
3.50%	11/01/41	21,262,506	21,880,536
Fannie Mae Pool AB4045
3.50%	12/01/41	22,482,388	23,182,329
Fannie Mae Pool AB9703
3.50%	06/01/43	51,994,480	53,052,649
Fannie Mae Pool AD0791
4.76%	02/01/20	18,409,287	20,407,556
Fannie Mae Pool AD0849
4.25%	02/01/20	29,031,617	31,777,829
Fannie Mae Pool AD0850
4.31%	02/01/20	48,614,015	53,089,009
Fannie Mae Pool AE0482
5.50%	01/01/38	25,617,755	28,610,042
Fannie Mae Pool AE0600
3.98%	11/01/20	40,736,659	44,158,976
Fannie Mae Pool AE0605
4.67%	07/01/20	31,632,589	35,011,962
Fannie Mae Pool AE0918
3.66%	10/01/20	6,128,571	6,559,516
Fannie Mae Pool AH3780
4.00%	02/01/41	31,666,337	33,636,068
Fannie Mae Pool AJ0764
4.50%	09/01/41	51,593	55,759
Fannie Mae Pool AJ1404
4.00%	09/01/41	54,277,790	57,430,787
Fannie Mae Pool AJ4087
3.00%	10/01/26	55,469	57,344
Fannie Mae Pool AL0209
4.50%	05/01/41	48,779,493	53,468,355
Fannie Mae Pool AL0290
4.45%	04/01/21	32,643,806	36,224,048
Fannie Mae Pool AL0600
4.30%	07/01/21	4,676,989	5,145,032
Fannie Mae Pool AL0834
4.06%	10/01/21	39,298,769	42,680,508
Fannie Mae Pool AL0851
6.00%	10/01/40	54,400,576	61,678,036
Fannie Mae Pool AL1410
4.50%	12/01/41	61,103,314	66,036,927
Fannie Mae Pool AL1445
4.34%	11/01/21	80,491,438	88,787,738

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL2602
2.65%	10/01/22	$116,778	$116,370
Fannie Mae Pool AL2669
4.48%	09/01/21	35,662,485	39,566,306
Fannie Mae Pool AL3306
2.46%	04/01/23	43,766	43,141
Fannie Mae Pool AL4597
4.00%	01/01/44	111,813,028	118,787,775
Fannie Mae Pool AU3739
3.50%	08/01/43	74,718,479	76,892,903
Fannie Mae Pool FN0000
3.58%	09/01/20	10,912,170	11,591,680
Fannie Mae Pool FN0001
3.76%	12/01/20	25,263,399	27,034,001
Fannie Mae Pool FN0002
3.31%	12/01/17	1,451,932	1,520,900
Fannie Mae Pool FN0003
4.30%	01/01/21	8,325,161	9,144,182
Fannie Mae Pool FN0005
3.38%	11/01/20	42,649,312	44,886,904
Fannie Mae Pool FN0007
3.46%	11/01/20	80,000	84,589
Fannie Mae Pool FN0010
3.84%	09/01/20	340,692	364,844
Fannie Mae Pool MA1527
3.00%	07/01/33	128,351,289	130,371,536
Fannie Mae Pool MA1561
3.00%	09/01/33	78,832,680	80,073,550
Fannie Mae Pool MA1582
3.50%	09/01/43	34,056,972	34,750,084
Fannie Mae Pool MA1584
3.50%	09/01/33	152,052,953	157,903,426
Fannie Mae REMICS, Series 1998-37,
Class VZ
6.00%	06/17/28	24,533	27,156
Fannie Mae REMICS, Series 2005-122,
Class SG (IO)
6.45%	11/25/35[3]	246,195	38,215
Fannie Mae REMICS, Series 2006-49,
Class SE
28.38%	04/25/36[3]	7,069,975	11,252,172
Fannie Mae REMICS, Series 2007-17,
Class SI (IO)
6.25%	03/25/37[3]	8,129,583	917,075
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
6.45%	10/25/40[3]	14,272,220	2,508,682
Fannie Mae REMICS, Series 2010-135,
Class EA
3.00%	01/25/40	48,319	50,048

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 80

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2011-2,
Class PD
4.00%	12/25/39	$127,000	$134,414
Fannie Mae REMICS, Series 2013-101,
Class BO (PO)
0.00%	10/25/43[12]	36,118,271	27,174,148
Fannie Mae REMICS, Series 2013-101,
Class CO (PO)
0.00%	10/25/43[12]	22,086,006	16,633,607
Fannie Mae REMICS, Series G92-12,
Class B
7.70%	02/25/22	513	554
Fannie Mae Whole Loan, Series 2003-W2,
Class 2A9
5.90%	07/25/42	50,227	56,273
Fannie Mae, Pool MA1608
3.50%	10/01/33	103,070,481	107,036,277
Fannie Mae, Series 1988-28, Class H
9.05%	12/25/18	1,078	1,158
Fannie Mae, Series 1989-27, Class Y
6.90%	06/25/19	356	382
Fannie Mae, Series 1991-65, Class Z
6.50%	06/25/21	8,708	9,473
Fannie Mae, Series 1992-123, Class Z
7.50%	07/25/22	1,676	1,953
Fannie Mae, Series 1993-132, Class D (PO)
0.00%	10/25/22[12]	87,903	84,108
Fannie Mae, Series 1993-199, Class SD (IO)
0.88%	10/25/23[3]	120,613	1,262
Fannie Mae, Series 1993-29, Class PK
7.00%	03/25/23	20,224	22,249
Fannie Mae, Series 1994-55, Class H
7.00%	03/25/24	36,636	40,616
Fannie Mae, Series 1997-34, Class SA
3.75%	10/25/23[3]	9,067	10,551
Fannie Mae, Series 1999-11, Class Z
5.50%	03/25/29	95,093	102,911
Fannie Mae, Series 2001-52, Class YZ
6.50%	10/25/31	256,142	290,099
Fannie Mae, Series 2005-104, Class NI (IO)
6.55%	03/25/35[3]	43,901,013	5,548,790
Fannie Mae, Series 2005-117, Class LC
5.50%	11/25/35	23,118,409	25,217,127
Fannie Mae, Series 2005-92, Class US (IO)
5.95%	10/25/25[3]	16,451,954	2,126,253
Fannie Mae, Series 2006-18, Class PD
5.50%	08/25/34	521,882	540,894
Fannie Mae, Series 2006-4, Class WE
4.50%	02/25/36	210,467	220,384

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae, Series 2007-34, Class SB (IO)
5.96%	04/25/37[3]	$11,694,736	$2,115,449
Fannie Mae, Series 2008-24, Class NA
6.75%	06/25/37	3,359,396	3,657,295
Fannie Mae, Series 2010-17, Class SB (IO)
6.20%	03/25/40[3]	21,437,311	3,334,902
Fannie Mae, Series 2010-43, Class KS (IO)
6.27%	05/25/40[3]	39,280,678	6,777,826
Fannie Mae, Series 2011-101, Class HE
4.00%	10/25/41	10,100,000	10,761,656
Fannie Mae, Series 2011-111, Class DB
4.00%	11/25/41	24,977,334	26,691,528
Fannie Mae, Series 2012-M12, Class 1A
2.94%	08/25/22[3]	144,592,894	146,761,382
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22[3]	114,454,847	115,022,646
Fannie Mae, Series 2014-M8, Class A1
2.35%	06/25/24	8,107,721	8,106,010
Fannie Mae, Series 2014-M8, Class FA
0.42%	05/25/18	133,530,265	133,735,768
Fannie Mae, Series G92-36, Class Z
7.00%	07/25/22	279	301
Fannie Mae, Series G93-21, Class Z
7.20%	05/25/23	7,189	8,038
Federal Home Loan Bank (STEP)
0.75%	05/26/28	112,670,000	112,460,766
Freddie Mac Gold Pool A24156
6.50%	10/01/31	719,904	836,575
Freddie Mac Gold Pool A25162
5.50%	05/01/34	5,824,354	6,525,551
Freddie Mac Gold Pool A39012
5.50%	06/01/35	104,549	117,512
Freddie Mac Gold Pool A54856
5.00%	01/01/34	9,190,622	10,150,792
Freddie Mac Gold Pool A61164
5.00%	04/01/36	36,761	40,734
Freddie Mac Gold Pool A97038
4.00%	02/01/41	27,643,489	29,231,908
Freddie Mac Gold Pool C01492
5.00%	02/01/33	2,059,158	2,278,732
Freddie Mac Gold Pool C04546
3.00%	02/01/43	33,990,922	33,743,845
Freddie Mac Gold Pool C04573
3.00%	03/01/43	42,062,822	41,796,211
Freddie Mac Gold Pool C46104
6.50%	09/01/29	40,874	47,358
Freddie Mac Gold Pool C55789
7.50%	10/01/27	19,927	22,421

See accompanying notes to Schedule of Portfolio Investments.

81 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C90573
6.50%	08/01/22	$142,648	$161,398
Freddie Mac Gold Pool E02402
6.00%	10/01/22	39,151	43,650
Freddie Mac Gold Pool G00992
7.00%	11/01/28	2,646	3,063
Freddie Mac Gold Pool G01515
5.00%	02/01/33	1,884,768	2,085,362
Freddie Mac Gold Pool G02579
5.00%	12/01/34	2,537,391	2,806,602
Freddie Mac Gold Pool G02884
6.00%	04/01/37	8,927,121	10,170,197
Freddie Mac Gold Pool G02955
5.50%	03/01/37	8,792,580	9,963,717
Freddie Mac Gold Pool G03357
5.50%	08/01/37	3,203,076	3,588,195
Freddie Mac Gold Pool G03676
5.50%	12/01/37	7,128,693	8,100,203
Freddie Mac Gold Pool G03783
5.50%	01/01/38	4,619,200	5,176,030
Freddie Mac Gold Pool G03985
6.00%	03/01/38	78,814	88,878
Freddie Mac Gold Pool G04438
5.50%	05/01/38	14,580,819	16,407,582
Freddie Mac Gold Pool G04703
5.50%	08/01/38	15,284,014	17,042,763
Freddie Mac Gold Pool G04706
5.50%	09/01/38	432,472	490,075
Freddie Mac Gold Pool G05866
4.50%	02/01/40	39,236,067	42,984,929
Freddie Mac Gold Pool G06361
4.00%	03/01/41	49,687	52,854
Freddie Mac Gold Pool G06498
4.00%	04/01/41	51,242,162	54,330,699
Freddie Mac Gold Pool G06499
4.00%	03/01/41	23,875,512	25,266,073
Freddie Mac Gold Pool G06620
4.50%	07/01/41	62,067,077	67,674,940
Freddie Mac Gold Pool G07786
4.00%	08/01/44	104,262,392	110,562,931
Freddie Mac Gold Pool G11707
6.00%	03/01/20	1,042,354	1,113,419
Freddie Mac Gold Pool G12393
5.50%	10/01/21	8,169,191	8,814,984
Freddie Mac Gold Pool G12399
6.00%	09/01/21	4,472	4,892
Freddie Mac Gold Pool G12824
6.00%	08/01/22	3,819,536	4,195,358

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12909
6.00%	11/01/22		$10,307,481	$11,333,265
Freddie Mac Gold Pool G13032
6.00%	09/01/22		2,031,917	2,223,651
Freddie Mac Gold Pool G13058
4.50%	10/01/20		5,856,389	6,179,891
Freddie Mac Gold Pool H00790
5.50%	05/01/37		93,763	102,765
Freddie Mac Gold Pool H03161
6.50%	08/01/37		8,573	9,453
Freddie Mac Gold Pool H05069
5.50%	05/01/37		4,787,482	5,295,030
Freddie Mac Gold Pool H09082
6.50%	09/01/37		16,472	18,542
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		79,144,921	84,192,864
Freddie Mac Gold Pool U95034
4.00%	09/01/42		59,281,907	62,623,459
Freddie Mac Gold Pool U99054
4.00%	06/01/43		63,480,973	67,059,214
Freddie Mac Gold Pool V80356
3.50%	08/01/43		77,958,244	79,965,475
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010, Class A2
4.33%	10/25/20		60,000	66,137
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K013, Class A2
3.97%	01/25/21	[3]	22,640,000	24,525,901
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K038, Class A2
3.39%	03/25/24		86,940,000	89,934,405
Freddie Mac Multi-Family Structured
Pass-Through Certificates, Series KF03, Class A
0.50%	01/25/21		47,755,541	47,845,082
Freddie Mac Pool G07408
3.50%	06/01/43		42,169,975	43,321,048
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		32,778	37,212
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		62,301	65,877
Freddie Mac REMICS, Series 2778, Class JD
5.00%	12/15/32		2,628	2,633
Freddie Mac REMICS, Series 3019, Class SW (IO)
7.05%	08/15/35	[3]	5,051,474	1,127,254

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 82

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3300, Class SA (IO)
7.05%	08/15/35	[3]	$2,233,369	$383,104
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		59,943	61,553
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.80%	07/15/41	[3]	20,624,213	2,722,163
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		38,330,731	38,520,792
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[12]	57,073,187	43,706,963
Freddie Mac Strips, Series 319, Class F2
0.65%	11/15/43	[3]	11,524,228	11,542,938
Freddie Mac, Series 1004, Class H
7.95%	10/15/20		308	335
Freddie Mac, Series 1073, Class G
7.00%	05/15/21		1,361	1,499
Freddie Mac, Series 1107, Class ZC
6.50%	07/15/21		6,081	6,605
Freddie Mac, Series 165, Class K
6.50%	09/15/21		130	140
Freddie Mac, Series 1980, Class Z
7.00%	07/15/27		190,107	215,934
Freddie Mac, Series 1983, Class Z
6.50%	12/15/23		95,700	106,160
Freddie Mac, Series 2098, Class TZ
6.00%	01/15/28		818,843	833,293
Freddie Mac, Series 2174, Class PN
6.00%	07/15/29		47,657	51,841
Freddie Mac, Series 2433, Class SA
20.53%	02/15/32	[3]	26,962	38,039
Freddie Mac, Series 2481, Class AW
6.50%	08/15/32		109,385	122,597
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		57,058	5,413
Freddie Mac, Series 2971, Class AB
5.00%	05/15/20		9,109	9,547
Freddie Mac, Series 3063, Class YG
5.50%	11/15/35		8,794,000	9,856,854
Freddie Mac, Series 3210, Class PD
6.00%	08/15/35		139,554	143,342
Freddie Mac, Series 3345, Class FP
0.35%	11/15/36	[3]	4,864,806	4,872,673
Freddie Mac, Series 3345, Class PF
0.33%	05/15/36	[3]	5,538,937	5,546,799
Freddie Mac, Series 3707, Class EI (IO)
5.00%	12/15/38		48,726,460	7,157,337

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series 3752, Class XL
4.50%	11/15/40		$66,277,000	$72,956,993
Freddie Mac, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,519,357
Freddie Mac, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,402,085
Freddie Mac, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,240,671
Freddie Mac, Series 4161, Class BA
2.50%	12/15/41		55,446,115	55,593,483
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		110,155,000	107,712,864
Freddie Mac, Series KX01, Class A
2.36%	02/25/23		89,468,207	89,193,325
Ginnie Mae I Pool 782817
4.50%	11/15/39		45,341,916	49,470,510
Ginnie Mae II Pool (TBA)
3.00%	10/20/42		73,755,000	74,244,781
3.50%	10/20/42		95,355,000	98,588,130
4.00%	10/20/44		332,090,000	352,145,121
4.50%	10/21/44		188,735,000	204,718,486
Ginnie Mae II Pool 2631
7.00%	08/20/28		4,656	5,441
Ginnie Mae II Pool 80968
1.62%	07/20/34	[3]	32,901	34,091
Ginnie Mae II Pool 81267
1.62%	03/20/35	[3]	67,430	70,007
Ginnie Mae II Pool 8631
2.00%	05/20/25	[3]	10,236	10,661
Ginnie Mae II Pool 8644
2.50%	06/20/25	[3]	16,795	17,752
Ginnie Mae II Pool G281432
1.62%	08/20/35	[3]	58,092	60,514
Ginnie Mae II Pool G281497
1.62%	10/20/35	[3]	56,408	58,784
Ginnie Mae, Series 2000-22, Class SG (IO)
10.65%	05/16/30	[3]	319,402	49,355
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		21,014,847	23,099,583
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		202,830	214,696
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		24,341,385	27,571,828
Ginnie Mae, Series 2007-35, Class PY (IO)
6.60%	06/16/37	[3]	37,043,401	6,043,831
Ginnie Mae, Series 2009-106, Class SD (IO)
6.10%	03/20/36	[3]	32,272,980	4,695,409
Ginnie Mae, Series 2009-106, Class XI (IO)
6.65%	05/20/37	[3]	83,870,443	14,071,682

See accompanying notes to Schedule of Portfolio Investments.

83 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-124, Class SC (IO)
6.33%	12/20/39	[3]	$15,001,212	$2,261,043
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		46,330	48,748
Ginnie Mae, Series 2010-124, Class A
3.85%	10/16/32		1,834	1,837
Ginnie Mae, Series 2010-4, Class SL (IO)
6.25%	01/16/40	[3]	168,413	27,288
Ginnie Mae, Series 2010-4, Class SM (IO)
5.65%	01/16/40	[3]	30,620,621	3,591,851
Ginnie Mae, Series 2010-6, Class BS (IO)
6.35%	09/16/39	[3]	13,727,359	1,638,603
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		148,148	35,008
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	48,780,753
NCUA Guaranteed Notes, Series 2010-C1,
Class A2
2.90%	10/29/20		773,000	802,168
NCUA Guaranteed Notes, Series 2010-R1,
Class 1A
0.61%	10/07/20	[3]	30,396,604	30,560,214
NCUA Guaranteed Notes, Series 2010-R3,
Class 1A
0.72%	12/08/20	[3]	43,249,567	43,627,157
NCUA Guaranteed Notes, Series 2010-R3,
Class 2A
0.72%	12/08/20	[3]	36,223,619	36,530,670
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A
0.69%	03/09/21	[3]	4,321,638	4,333,350
NCUA Guaranteed Notes, Series 2011-R6,
Class 1A
0.54%	05/07/20	[3]	21,291	21,309

				8,931,119,043

Total Mortgage-Backed
(Cost $14,070,896,179)				14,704,053,849

MUNICIPAL BONDS — 1.60%*
California — 0.39%
Los Angeles Department of Water & Power,
Build America Bonds, Series SY
6.01%	07/01/39		350,000	433,961
State of California, Build America Bonds
5.70%	11/01/21		8,940,000	10,532,572
6.65%	03/01/22		4,245,000	5,245,971
7.30%	10/01/39		12,565,000	17,574,037
7.35%	11/01/39		25,000,000	35,133,000
7.95%	03/01/36		7,350,000	8,972,807

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Build America Bonds,
Various Purpose
7.50%	04/01/34		$3,885,000	$5,546,536
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	9,015,981
6.20%	03/01/19		10,675,000	12,514,409
University of California, Floating Rate Notes,
Series Y, Class 1
0.66%	07/01/41	[3]	12,485,000	12,534,441
University of California, Floating Rate Notes,
Series Y, Class 2
0.75%	07/01/41	[3]	15,000,000	15,059,400

				132,563,115

Illinois — 0.54%
State of Illinois, Build America Bonds
6.20%	07/01/21		30,175,000	33,594,431
7.10%	07/01/35		21,490,000	23,718,728
7.35%	07/01/35		11,720,000	13,463,819
State of Illinois, Build America Bonds,
Series S
6.63%	02/01/35		13,210,000	14,461,780
State of Illinois, Taxable Bonds
4.95%	06/01/23		31,825,000	33,016,528
5.66%	03/01/18		2,850,000	3,144,006
5.88%	03/01/19		16,000,000	17,746,400
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		8,885,000	9,289,801
5.10%	06/01/33		38,246,000	37,177,024

				185,612,517

New York — 0.28%
City of New York, Build America Bonds
5.05%	10/01/24		13,820,000	15,569,197
5.52%	10/01/37		2,525,000	2,951,069
5.82%	10/01/31		220,000	242,845
City of New York, Build America Bonds,
Series F1
6.65%	12/01/31		46,470,000	55,415,010
Fiscal Year 2005 Securitization Corp.,
Special Obligation, Series B
4.93%	04/01/20		65,000	71,070
New York City Municipal Water Finance
Authority, Build America Bonds, Series SE
6.49%	06/15/42		3,405,000	3,932,639
New York State Urban Development Corp.,
Series F
3.20%	03/15/22		15,870,000	16,197,398

				94,379,228

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 84

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas — 0.39%
City of Houston Texas, Taxable Pension
Obligation, Series A
6.29%	03/01/32		$78,145,000	$97,050,620
State of Texas, Build America Bonds
5.52%	04/01/39		29,280,000	36,539,683

				133,590,303

Total Municipal Bonds
(Cost $518,187,745)				546,145,163

U.S. AGENCY SECURITIES — 0.81%
U.S. Agency Securities — 0.81%
Federal Farm Credit Bank
0.18%	04/26/17	[3]	52,655,000	52,711,762
0.20%	04/17/17	[3]	27,465,000	27,508,944
0.21%	02/27/17	[3]	133,065,000	133,299,727
Federal Home Loan Bank
0.22%	10/07/15	[3]	61,965,000	62,023,557

Total U.S. Agency Securities
(Cost $275,146,595)				275,543,990

U.S. TREASURY SECURITIES — 31.43%
U.S. Treasury Bonds — 6.33%
U.S. Treasury Bonds
2.75%	08/15/42		59,290,000	54,342,961
3.12%	02/15/42		155,870,000	154,384,403
3.12%	08/15/44		971,005,000	955,226,120
3.62%	02/15/44		43,800,000	47,345,084
3.75%	11/15/43		583,360,000	644,886,396
U.S. Treasury Bonds - Treasury Inflation
Indexed Bonds
1.38%	02/15/44	[13]	177,185,000	193,869,573
U.S. Treasury Bonds (Strip Principal)
0.00%	11/15/27	[12]	159,440,000	109,017,671

				2,159,072,208

U.S. Treasury Notes — 25.10%
U.S. Treasury Notes
0.25%	10/31/14		200,000	200,043
0.50%	06/30/16		400,000,000	400,296,876
0.50%	07/31/16		1,302,165,000	1,302,487,064
0.50%	08/31/16		942,260,000	941,358,257
0.50%	09/30/16		1,000,000,000	998,398,000
0.62%	08/31/17		131,675,000	129,931,333
0.88%	09/15/16		309,570,000	311,293,122
0.88%	05/15/17		403,565,000	403,076,283
0.88%	07/15/17		339,960,000	338,826,291
1.38%	07/31/18		263,000,000	261,968,088

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
2.12%	01/31/21		$419,265,000	$419,297,703
2.38%	08/15/24		673,755,000	666,110,286
2.50%	05/15/24		238,815,000	238,992,201
2.75%	11/15/23		440,687,000	451,755,824
2.75%	02/15/24		1,301,735,000	1,332,549,671
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.12%	04/15/17	[13]	134,910,000	143,478,953
0.12%	07/15/24	[13]	128,590,000	123,896,173
0.50%	04/15/15	[13]	41,030,000	45,168,286
1.62%	01/15/15	[13]	46,685,000	58,329,034

				8,567,413,488

Total U.S. Treasury Securities
(Cost $10,614,330,020)				10,726,485,696

Total Bonds – 100.06%
(Cost $33,066,926,269)				34,145,465,725

Issues			Shares	Value
COMMON STOCK — 0.04%
Electric — 0.04%
Dynegy, Inc.[10]			439,047	12,670,891

Total Common Stock
(Cost $8,442,870)

Issues			Contracts	Value
CALL OPTIONS PURCHASED — 0.00%
Call Options Purchased — 0.00%
Eurodollar One Year Mid-curve Option, Call,
Strike $99.00, Expires
03/13/15			2,300	258,750
IMM Eurodollar Future Options, Call, Strike
$99.63, Expires 03/16/15			2,300	474,375

Total Call Options Purchased
(Cost $729,146)				733,125

Issues			Contracts	Value
PUT OPTIONS PURCHASED — 0.04%
Put Options Purchased — 0.04%
Eurodollar One Year Mid-curve Option, Call,
Strike $99.00, Expires 12/12/14			10,000	4,000,000
IMM Eurodollar Future Options, Put, Strike
$99.50, Expires 03/16/15			12,000	525,000
IMM Eurodollar Future Options, Put, Strike
$99.50, Expires 06/15/15			10,100	3,661,250
U.S. 10 Year Future Option, December 2014
Put, Strike 124.00, Expires 11/21/14			5,700	3,473,438

Total Put Options Purchased
(Cost $12,399,208)				11,659,688

See accompanying notes to Schedule of Portfolio Investments.

85 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.08%

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.	$57,150	$1,591,393

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley	90,000	2,506,131

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Barclays, Inc.[14]	16,650	648,221

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Citigroup, Inc.[15]	106,585	4,149,589

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Deutsche Bank AG16	157,135	6,117,611

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.50% annually; Option Expiration Date of 03/13/18. Counterparty: Goldman Sachs Group, Inc.[17]	99,450	3,871,807

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Barclays, Inc.[18]	65,450	2,603,084

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.50% annually; Option Expiration Date of 04/09/18. Counterparty: Deutsche Bank AG19	150,000	5,965,815

Total Purchased Swaptions
(Cost $50,818,471)		27,453,651

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 12.10%
Commercial Paper — 1.56%
Macquarie Bank Ltd. (Australia)
0.23%[20]	11/24/14	[2,4]	$282,590,000	$282,516,320
RBS Holdings USA, Inc.
0.19%[20]	10/27/14		250,435,000	250,403,561

				532,919,881

Money Market Funds — 1.96%
Dreyfus Cash Advantage Fund
0.01%[21,22]			340,653,000	340,653,000
Morgan Stanley Institutional Fund
0.04%[21]			326,848,000	326,848,000

				667,501,000

Repurchase Agreements — 0.84%
RBS (Dated 9/30/14, total to be received $288,000,080, (collateralized by U.S. government sponsored agency obligations, 0.00% to 9.38%, due from 10/02/14 to 4/15/30, par and fair value of $379,014,000 and $293,761,004, respectively))
0.01%	10/01/14		288,000,000	288,000,000

U.S. Agency Discount Notes — 7.70%
Fannie Mae
0.04%[20]	02/09/15		227,910,000	227,901,795
0.08%[20]	03/03/15		150,000,000	149,987,250
Federal Home Loan Bank
0.05%[20]	12/02/14		200,000,000	199,998,200
0.06%[20]	10/22/14		39,215,000	39,214,375
0.06%[20]	11/24/14		199,570,000	199,569,102
0.06%[20]	03/25/15		122,318,000	122,306,135
0.06%[20]	03/27/15		150,000,000	149,985,300
0.06%[20]	03/20/15		330,515,000	330,483,932
0.06%[20]	10/24/14		200,000,000	199,991,694
0.06%[20]	11/21/14		129,035,000	129,034,452
0.06%[20]	11/21/14		110,200,000	110,199,532
0.07%[20]	11/21/14		113,300,000	113,299,518
0.07%[20]	11/28/14		160,000,000	159,999,227
0.08%[20]	03/18/15		90,725,000	90,716,563
0.08%[20]	10/31/14		259,000,000	258,997,629
0.09%[20]	10/31/14		145,510,000	145,508,668

				2,627,193,372

U.S. Treasury Bills — 0.04%
U.S. Treasury Bills
0.00%[20]	12/11/14	[23]	551,000	550,989
0.01%[20]	12/04/14	[23]	1,436,000	1,435,974
0.02%[20]	12/11/14	[23]	1,837,000	1,836,963
0.02%[20]	12/04/14	[23]	3,163,000	3,162,943
0.03%[20]	11/06/14	[23]	5,452,000	5,451,890

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 86

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.03%[20]	11/06/14	[23]	$730,000	$729,986
0.05%[20]	11/06/14	[23]	100,000	99,998

				13,268,743

Total Short-Term Investments
(Cost $4,128,540,455)				4,128,882,996

Total Investments – 112.32%
(Cost $37,267,856,419)[1]				38,326,866,076

Liabilities in Excess of Other
Assets – (12.32)%				(4,203,155,783)

Net Assets – 100.00%				$34,123,710,293

Issues	Notional Amount (000’s)	Premiums (Received)	Value
WRITTEN SWAPTIONS

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.
	$(216,060)	$(5,592,141)	$(2,421,579)

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley
	(340,000)	(8,730,000)	(3,810,686)

Total Written Swaptions		$(14,322,141)	$(6,232,265)

Issues	Contracts	Premiums (Received)	Value
CALL OPTIONS WRITTEN

Eurodollar One Year
Mid-curve Option, Call, Strike
$98.88, Expires 03/13/15	(2,300)	$(656,052)	$(460,000)
IMM Eurodollar Future
Options, Call, Strike $99.75,
Expires 03/16/15	(2,300)	(23,552)	(86,250)

Total Call Options Written		$(679,604)	$(546,250)

Issues	Contracts	Premiums (Received)	Value
PUT OPTIONS WRITTEN

Eurodollar One Year
Mid-curve Option, Put, Strike
$98.625, Expires 12/12/14	(10,000)	$(1,352,400)	$(625,000)
Eurodollar One Year
Mid-curve Option, Put, Strike
$98.75, Expires 12/12/14	(10,000)	(2,102,400)	(1,312,500)

Issues	Contracts	Premiums (Received)	Value
PUT OPTIONS WRITTEN (continued)

IMM Eurodollar Future
Options, Put, Strike $98.875,
Expires 06/15/15	(20,000)	$(954,800)	$(750,000)
IMM Eurodollar Future
Options, Put, Strike $99.125,
Expires 06/15/15	(20,300)	(2,430,372)	(1,776,250)
IMM Eurodollar Future
Options, Put, Strike $99.38,
Expires 03/16/15	(24,000)	(845,760)	(450,000)
U.S. 10 Year Future Option,
December 2014 Put, Strike
122.50, Expires 11/21/14	(5,700)	(1,496,151)	(1,246,875)
U.S. 10 Year Future Option,
December 2014 Put, Strike
125.00, Expires 11/21/14	(5,700)	(877,401)	(890,625)

Total Put Options Written		$(10,059,284)	$(7,051,250)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS

4,355	Euro Dollar Ninety Day,
	Expiration March 2015	$181,914
2,000	Euro Dollar Ninety Day,
	Expiration June 2015	7,485
9,000	Euro Dollar Ninety Day,
	Expiration December 2016	(544,228)
3,869	U.S. Treasury Five Year Note,
	Expiration December 2014	(1,459,610)
2,445	U.S. Treasury Ten Year Note,
	Expiration December 2014	(1,202,388)
1,597	U.S. Treasury Ultra Bond,
	Expiration December 2014	(2,552,475)

	Net unrealized (depreciation)	$(5,569,302)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS

2,000	Euro Dollar Ninety Day,
	Expiration December 2015	$170,015
4,355	Euro Dollar Ninety Day,
	Expiration March 2016	1,816,538
7,000	Euro Dollar Ninety Day,
	Expiration December 2017	(219,560)
2,000	Euro Dollar Ninety Day,
	Expiration December 2018	1,584
2,641	U.S. Treasury Thirty Year Long Bond,
	Expiration December 2014	3,042,410

	Net unrealized appreciation	$4,810,987

See accompanying notes to Schedule of Portfolio Investments.

87 / Semi-Annual Report September 2014

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 1.92% quarterly. Counterparty: Goldman Sachs, Inc.

09/02/19	$–	$103,000	$96,040	$96,040

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.67% quarterly. Counterparty: Goldman Sachs, Inc.

09/02/24	–	55,000	(210,724)	(210,724)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Deutsche Bank AG

03/15/26	–	176,000	54,366	54,366

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.15% semi-annually. Counterparty: Barclays, Inc.

03/15/26	–	105,370	32,549	32,549

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.80% semi-annually. Counterparty: Goldman Sachs Group, Inc.

04/09/26	–	100,730	(3,070,704)	(3,070,704)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 2.81% semi-annually. Counterparty: Barclays, Inc.

04/09/26	–	195,580	(5,941,290)	(5,941,290)

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	50,120	923,728	923,728

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc.

11/15/27	–	49,760	1,394,717	1,394,717

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc.

02/17/42	–	54,815	4,298,312	4,298,312

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc.

02/17/42	–	45,000	3,747,424	3,747,424

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley

02/17/42	–	45,000	3,747,424	3,747,424

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc.

08/15/42	–	53,985	4,667,815	4,667,815

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Citigroup, Inc.

11/15/43	–	50,000	(5,306,611)	(5,306,611)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Counterparty: Citigroup, Inc.

11/15/43	–	43,685	(4,630,362)	(4,630,362)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Deutsche Bank AG

03/15/46	$–	$ 78,900	$(1,150,693)	$(1,150,693)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.49% semi-annually. Counterparty: Barclays, Inc.

03/15/46	–	47,250	(678,042)	(678,042)

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Goldman Sachs Group, Inc.

04/09/46	–	45,240	2,506,767	2,506,767

The Fund pays a floating rate based on 3-month USD LIBOR quarterly and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays, Inc.

04/09/46	–	87,920	4,871,682	4,871,682

	$–	$1,387,355	$5,352,398	$5,352,398

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: Deutsche Bank AG

09/20/16	$283,737	$ 9,800	$ (396,339)	$(112,602)

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.

09/20/16	706,446	24,400	(986,802)	(280,356)

	$990,183	$34,200	$(1,383,141)	$(392,958)

Expiration Date	Premiums (Received)	Notional Amount (000’s)	Appreciation	Value
SWAPTION: RATE FLOOR INFLATION

The Fund received a fixed payment equal to $735,540 and the Fund will pay to the counterparty a floating rate based on the Consumer Price Indexes-Urban at expiration of the swaption 11/23/20. Counterparty: Citigroup, Inc.

11/23/20	$(735,540)	$63,960	$699,083	$(36,457)

	$(735,540)	$63,960	$699,083	$(36,457)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 88

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $37,282,034,915 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,199,568,199
Gross unrealized (depreciation)	(154,737,038)

Net unrealized appreciation	$1,044,831,161

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Floating rate security. The rate disclosed was in effect at September 30, 2014.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Private placements under procedures approved by the Fund’s Board of Trustees.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $34,502,334, which is 0.10% of total net assets.
[7]	Worthless due to company bankruptcy filing.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[10]	Non-income producing security.
[11]	Security is currently in default with regard to scheduled interest or principal payments.
[12]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2014.
[13]	Inflation protected security. Principal amount reflects original security face amount.
[14]	Forward settling fee due at maturity in the amount of $(1,263,735).
[15]	Forward settling fee due at maturity in the amount of $(7,919,266).
[16]	Forward settling fee due at maturity in the amount of $(11,675131).
[17]	Forward settling fee due at maturity in the amount of $(7,488,585).
[18]	Forward settling fee due at maturity in the amount of $(3,855,005).
[19]	Forward settling fee due at maturity in the amount of $(8,775,000).
[20]	Represents annualized yield at date of purchase.
[21]	Represents the current yield as of September 30, 2014.
[22]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $13,960,000.
[23]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $13,268,665.
†	Fair valued security. The aggregate value of fair valued securities is $83,724,152, which is 0.25% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

89 / Semi-Annual Report September 2014

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.54%
ASSET-BACKED SECURITIES — 1.03%**
BlueMountain CLO Ltd., Series 2012-2A,
Class C (Cayman Islands)
2.98%	11/20/24	[2,3,4]	$3,125,000	$3,035,063
Halcyon Loan Advisors Funding Ltd.,
Series 2012-2A, Class C (Cayman Islands)
3.08%	12/20/24	[2,3,4]	3,250,000	3,146,568
Highbridge Loan Management Ltd., Series
3A-2014, Class A2 (Cayman Islands)
2.08%	01/18/25	[2,3,4]	4,680,000	4,531,710
LCM LP, Series 12A, Class C
(Cayman Islands)
3.48%	10/19/22	[2,3,4]	2,400,000	2,399,995
LCM LP, Series 12A, Class D
(Cayman Islands)
4.73%	10/19/22	[2,3,4]	1,900,000	1,900,338
Race Point CLO Ltd., Series 2012-7A,
Class C (Cayman Islands)
3.22%	11/08/24	[2,3,4]	3,300,000	3,249,322

Total Asset-Backed Securities
(Cost $18,199,767)				18,262,996

BANK LOANS — 9.74%*
Automotive — 0.56%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[3]	10,000,000	10,050,000

Communications — 1.24%
Charter Communications Operating LLC,
Term Loan G, 1st Lien
4.25%	09/10/21	[3]	12,000,000	11,985,660
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.00%	01/15/20	[3]	2,000,000	1,967,250
Level 3 Financing, Inc., Term Loan,
Tranche B-III 2019
4.00%	08/01/19	[3]	2,250,000	2,213,437
Numericable U.S. LLC, Term Loan B1,
1st Lien
4.50%	05/21/20	[3]	536,154	533,425
Numericable U.S. LLC, Term Loan B2,
1st Lien
4.50%	05/21/20	[3]	463,846	461,485
PR Wireless, Inc., Term Loan B, 1st Lien
10.00%	05/15/20	[3]	2,578,538	2,552,752
Univision Communications, Inc.,
Converted Extended Term Loan, 1st Lien
4.00%	03/01/20	[3]	2,494,999	2,452,122

				22,166,131

Consumer Discretionary — 0.25%
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
3.50%	10/25/20	[3]	4,532,895	4,468,664

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Products — 0.16%
Sun Products Corp., Term Loan
5.50%	03/23/20	[3]	$2,933,033	$2,766,232

Electric — 3.46%
Boston Generating LLC, Term Loan, 1st Lien[5]
0.00%	12/31/14	3,6,7,8,†	254,344	–
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[3]	2,430,769	2,415,966
Entegra Holdings LLC, Term Loan B,
3rd Lien (PIK)[5]
0.00%	10/19/15	[3,8,9]	28,520,705	18,467,157
Entegra Holdings LLC, Term Loan,
2nd Lien (PIK)
10.00%	03/27/17	3,6,9,†	5,261,670	5,287,956
La Frontera Generation LLC, Term Loan B,
1st Lien
4.50%	09/30/20	[3]	7,070,788	6,998,984
Moxie Liberty LLC (Panda),
Term Loan, 1st Lien
7.50%	08/21/20	[3]	8,250,000	8,435,625
Panda Temple Power II LLC
7.25%	04/03/19	[3]	2,000,000	2,050,000
Utility Services Associates, Term Loan B,
1st Lien
6.75%	10/18/19	[3]	11,213,754	11,269,823
Viva Alamo LLC, Term Loan B, 1st Lien
4.75%	02/22/21	[3]	6,716,250	6,657,483

				61,582,994

Energy — 1.77%
Drillships Financing Holding, Term Loan B1,
1st Lien
6.00%	03/31/21	[3]	2,331,612	2,241,262
Harvey Gulf International Marine,
Term Loan B, 1st Lien
5.50%	06/18/20	[3]	6,187,500	6,104,371
MEG Energy Corp., Term Loan B, 1st Lien
(Canada)
3.75%	03/31/20	[2,3]	698,206	695,462
Murray Energy Corp., Term Loan B, 1st Lien
5.25%	12/05/19	[3]	2,288,500	2,288,145
Pacific Drilling SA, Term Loan B, 1st Lien
4.50%	06/03/18	[3]	989,975	960,276
Peabody Energy Corp., Term Loan, 1st Lien
4.25%	09/24/20	[3]	4,455,000	4,354,763
Power Buyer LLC, Delayed-Draw Term Loan,
1st Lien
4.25%	05/06/20	[3]	23,376	22,966
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[3]	438,889	431,208
Power Buyer LLC, Term Loan, 2nd Lien
8.25%	11/06/20	[3]	4,150,000	4,046,250

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 90

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Sabine Oil & Gas LLC, Term Loan, 2nd Lien
8.75%	12/31/18	[3]	$6,350,000	$6,361,906
TPF II LC LLC, Term Loan, 1st Lien
7.75%	08/21/19	[3]	3,898,530	3,971,627

				31,478,236

Finance — 0.15%
Delos Finance SARL, Term Loan B, 1st Lien
3.50%	03/06/21	[3]	2,750,000	2,720,781

Health Care — 0.67%
CHS/Community Health Systems, Inc.,
Term Loan D, 1st Lien
4.25%	01/27/21	[3]	3,473,750	3,467,862
DaVita Healthcare Partners, Inc.,
Term Loan B, 1st Lien
3.50%	06/19/21	[3]	3,491,250	3,457,874
RegionalCare Hospital Partners, Inc.,
Term Loan, 1st Lien
6.00%	04/21/19	[3]	2,992,500	3,001,852
Valeant Pharmaceuticals International, Inc.,
Term Loan (Canada)
3.75%	08/05/20	[2,3]	2,005,533	1,984,976

				11,912,564

Industrials — 1.04%
BWAY Holding Co., Term Loan B, 1st Lien
5.50%	08/08/20	[3]	1,995,000	1,996,257
Jazz Acquisition, Inc., Term Loan, 2nd Lien
7.75%	06/26/22	[3]	1,500,000	1,494,375
Maxim Crane Works LP, Term Loan B,
2nd Lien
10.25%	11/26/18	[3]	6,000,000	6,137,520
OSG International, Inc.,
Term Loan B-Exit, 1st Lien
5.75%	07/08/19	[3]	1,995,000	1,990,013
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	08/22/20	[3]	6,930,000	6,817,387

				18,435,552

Transportation — 0.44%
American Airlines, Inc., Term Loan B
3.75%	06/27/19	[3]	7,900,000	7,779,525

Total Bank Loans
(Cost $180,481,782)				173,360,679

CORPORATES — 80.75%*
Automotive — 0.12%
Goodyear Tire & Rubber Co.
8.25%	08/15/20		2,010,000	2,145,675

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking — 1.57%
Ally Financial, Inc.
3.50%	01/27/19		$4,380,000	$4,248,600
4.75%	09/10/18		2,400,000	2,472,000
5.12%	09/30/24		3,750,000	3,684,375
6.25%	12/01/17		2,000,000	2,165,000
Ally Financial, Inc. (WI)
7.50%	09/15/20		12,700,000	14,668,500
CIT Group, Inc.
5.25%	03/15/18		750,000	775,313

				28,013,788

Communications — 22.02%
Cablevision Systems Corp.
8.62%	09/15/17		11,000,000	12,251,250
CBS Outdoor Americas Capital LLC/CBS
Outdoor Americas Capital Corp.
5.88%	03/15/25	[4]	2,370,000	2,381,850
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.25%	03/15/21		5,369,000	5,281,754
5.75%	09/01/23		2,000,000	1,997,500
6.50%	04/30/21		3,000,000	3,138,750
CCO Holdings LLC/CCO Holdings
Capital Corp. (WI)
8.12%	04/30/20		17,237,000	18,292,766
CenturyLink, Inc.
5.80%	03/15/22		15,920,000	16,317,890
Cequel Communications Escrow 1
LLC/Cequel Communications Escrow
Capital Corp.
6.38%	09/15/20	[4]	9,490,000	9,810,287
Clear Channel Worldwide Holdings, Inc.
6.50%	11/15/22		28,408,000	29,331,260
CSC Holdings LLC
5.25%	06/01/24	[4]	12,000,000	11,482,500
6.75%	11/15/21		10,405,000	11,122,425
DISH DBS Corp.
5.12%	05/01/20		500,000	500,000
5.88%	07/15/22		5,250,000	5,381,250
DISH DBS Corp. (WI)
6.75%	06/01/21		11,700,000	12,606,750
Inmarsat Finance PLC (United Kingdom)
4.88%	05/15/22	[2,4]	5,000,000	4,884,375
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	5,000,000	4,793,750
7.25%	10/15/20	[2]	14,500,000	15,406,250
7.50%	04/01/21	[2]	17,347,000	18,604,658
Level 3 Financing, Inc.
6.12%	01/15/21	[4]	1,000,000	1,033,750
7.00%	06/01/20		4,783,000	5,064,001

See accompanying notes to Schedule of Portfolio Investments.

91 / Semi-Annual Report September 2014

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc. (WI)
8.12%	07/01/19		$9,215,000	$9,860,050
9.38%	04/01/19		3,973,000	4,266,009
Lynx I Corp.
5.38%	04/15/21	[4]	6,251,000	6,329,137
MetroPCS Wireless, Inc.
6.62%	11/15/20		10,768,000	11,091,040
Numericable Group SA (France)
4.88%	05/15/19	[2,4]	7,075,000	7,021,937
Qwest Corp.
6.75%	12/01/21		5,155,000	5,846,899
7.25%	09/15/25		5,055,000	5,974,245
SBA Communications Corp.
4.88%	07/15/22	[4]	2,500,000	2,368,750
Sinclair Television Group, Inc.
5.38%	04/01/21		10,000,000	9,875,000
6.12%	10/01/22		7,640,000	7,754,600
Softbank Corp. (Japan)
4.50%	04/15/20	[2,4]	15,965,000	15,925,088
Sprint Nextel Corp.
9.00%	11/15/18	[4]	23,874,000	27,619,831
9.25%	04/15/22		12,870,000	14,929,200
Time, Inc.
5.75%	04/15/22	[4]	5,000,000	4,800,000
T-Mobile USA, Inc.
5.25%	09/01/18		2,500,000	2,584,375
6.25%	04/01/21		6,625,000	6,724,375
6.54%	04/28/20		9,345,000	9,613,669
6.63%	04/28/21		4,365,000	4,490,494
6.73%	04/28/22		8,185,000	8,430,550
Townsquare Radio LLC/Townsquare
Radio, Inc.
9.00%	04/01/19	[4]	4,765,000	5,158,113
Virgin Media Finance PLC
6.38%	04/15/23	[4]	4,000,000	4,150,000
Virgin Media Secured Finance PLC
(United Kingdom)
5.25%	01/15/21	[2]	3,405,000	3,439,050
5.50%	01/15/25	[2,4]	5,500,000	5,486,250
Windstream Corp.
7.75%	10/15/20		14,811,000	15,662,633
7.88%	11/01/17		2,500,000	2,778,250

				391,862,561

Consumer Discretionary — 1.20%
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
5.62%	10/15/21	[4]	4,870,000	5,040,450

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC
6.88%	02/15/21		$4,950,000	$5,172,750
7.88%	08/15/19		1,678,000	1,787,070
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC (WI)
5.75%	10/15/20		9,200,000	9,384,000

				21,384,270

Electric — 5.22%
AES Corp.
3.23%	06/01/19	[3]	1,250,000	1,243,750
4.88%	05/15/23		5,975,000	5,713,594
5.50%	03/15/24		9,355,000	9,191,287
AES Red Oak LLC, Series A
8.54%	11/30/19		2,237,279	2,438,634
Amerenenergy Generating Co., Series H
7.00%	04/15/18		3,665,000	3,500,075
Astoria Depositor Corp.
7.90%	05/01/21	[4]	237,514	247,015
Coso Geothermal Power Holdings
7.00%	07/15/26	[4]	1,800,052	1,305,037
DPL, Inc.
6.50%	10/15/16		510,000	546,975
7.25%	10/15/21		2,538,000	2,633,175
Dynegy Escrow Holdings
0.00%	06/01/15	6,7,†	8,350,000	–
0.00%	01/01/50	6,7,†	23,846,000	–
Dynegy, Inc.
5.88%	06/01/23		6,395,000	5,995,313
FPL Energy National Wind Portfolio LLC
6.12%	03/25/19	[4]	341,578	336,881
GenOn Americas Generation LLC
8.50%	10/01/21		13,119,000	12,348,259
Homer City Generation LP (PIK)
8.14%	10/01/19	[10]	8,377,360	8,754,341
8.73%	10/01/26	[11]	20,902,869	22,000,269
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20		805,471	923,271
Mirant Mid Atlantic Pass-Through Trust,
Series C
10.06%	12/30/28		8,666,349	9,619,647
RJS Power Holdings LLC
5.12%	07/15/19	[4]	6,225,000	6,147,187

				92,944,710

Energy — 25.30%
Access Midstream Partners LP/ACMP
Finance Corp.
4.88%	03/15/24		5,475,000	5,611,875

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 92

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
5.88%	04/15/21		$14,267,000	$15,123,020
American Energy-Permian Basin, LLC/AEPB
Finance Corp.
6.74%	08/01/19	[3,4]	1,600,000	1,474,000
7.38%	11/01/21	[4]	2,045,000	1,881,400
Approach Resources, Inc.
7.00%	06/15/21		7,100,000	7,064,500
Arch Coal, Inc.
7.00%	06/15/19		8,415,000	4,512,544
8.00%	01/15/19	[4]	8,500,000	7,331,250
Chaparral Energy, Inc.
8.25%	09/01/21		6,403,000	6,883,225
9.88%	10/01/20		14,847,000	15,960,525
Chesapeake Energy Corp.
3.48%	04/15/19	[3]	15,665,000	15,762,906
Cimarex Energy Co.
5.88%	05/01/22		4,995,000	5,407,087
Concho Resources, Inc.
5.50%	04/01/23		11,761,000	12,290,245
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
6.00%	12/15/20		175,000	176,750
6.12%	03/01/22		2,850,000	2,871,375
Denbury Resources, Inc.
5.50%	05/01/22		3,000,000	2,985,000
El Paso LLC
6.50%	09/15/20		8,578,000	9,693,140
El Paso LLC, Series G (MTN)
7.75%	01/15/32		5,897,000	7,268,053
7.80%	08/01/31		7,396,000	8,986,140
8.05%	10/15/30		7,658,000	9,419,340
Energy Transfer Partners LP
3.26%	11/01/66	[3]	30,967,000	29,302,524
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		2,045,000	2,239,275
Gulfport Energy Corp.
7.75%	11/01/20	[4]	2,450,000	2,566,375
Ithaca Energy, Inc. (Canada)
8.12%	07/01/19	[2,4]	1,800,000	1,791,540
Jupiter Resources, Inc. (Canada)
8.50%	10/01/22	[2,4]	2,870,000	2,554,300
Linn Energy LLC/Linn Energy Finance Corp.
8.62%	04/15/20		17,795,000	18,640,263
MEG Energy Corp. (Canada)
6.50%	03/15/21	[2,4]	3,000,000	3,082,500
7.00%	03/31/24	[2,4]	14,300,000	14,872,000
Pacific Drilling SA (Luxembourg)
5.38%	06/01/20	[2,4]	2,165,000	1,991,800

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[2,4]	$21,440,000	$21,600,800
Peabody Energy Corp.
4.75%	12/15/41		29,295,000	20,213,550
Penn Virginia Corp.
8.50%	05/01/20		8,750,000	9,231,250
QEP Resources, Inc.
5.25%	05/01/23		13,298,000	12,965,550
6.88%	03/01/21		8,000,000	8,720,000
Rockies Express Pipeline LLC
5.62%	04/15/20	[4]	3,100,000	3,216,250
6.00%	01/15/19	[4]	5,185,000	5,470,175
6.88%	04/15/40	[4]	3,975,000	4,332,750
Rose Rock Midstream LP/Rose Rock
Finance Corp.
5.62%	07/15/22	[4]	5,915,000	5,885,425
Sabine Pass Liquefaction LLC
5.62%	02/01/21		15,025,000	15,513,313
5.75%	05/15/24	[4]	2,940,000	2,998,800
Sabine Pass LNG LP
7.50%	11/30/16		17,395,000	18,590,906
Sanchez Energy Corp.
6.12%	01/15/23	[4]	2,580,000	2,561,424
SandRidge Energy, Inc.
8.12%	10/15/22		5,795,000	5,809,487
8.75%	01/15/20		1,485,000	1,536,975
Seventy Seven Energy, Inc.
6.50%	07/15/22	[4]	5,160,000	5,095,500
SM Energy Co.
6.50%	11/15/21		10,273,000	10,915,063
6.50%	01/01/23		11,966,000	12,504,470
Southern Star Central Corp.
5.12%	07/15/22	[4]	7,765,000	7,745,587
Summit Midstream Holdings LLC/Summit
Midstream Finance Corp.
5.50%	08/15/22		3,500,000	3,447,500
7.50%	07/01/21		10,340,000	11,244,750
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.25%	11/15/23		3,595,000	3,460,187
Walter Energy, Inc.
9.50%	10/15/19	[4]	8,640,000	7,905,600
9.88%	12/15/20		12,470,000	4,052,750
Walter Energy, Inc. (PIK)
11.00%	04/01/20	[4,12]	23,085,000	11,311,650
Walter Energy, Inc. (WI)
8.50%	04/15/21		9,855,000	3,055,050
Whiting Petroleum Corp.
5.00%	03/15/19		8,065,000	8,246,463

See accompanying notes to Schedule of Portfolio Investments.

93 / Semi-Annual Report September 2014

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
WPX Energy, Inc.
5.25%	09/15/24		$5,005,000	$4,892,387

				450,266,564

Entertainment — 0.14%
Carmike Cinemas, Inc.
7.38%	05/15/19		2,370,000	2,524,050

Finance — 5.55%
AerCap Ireland Capital, Ltd./AerCap Global
Aviation Trust (Ireland)
3.75%	05/15/19	[2,4]	2,000,000	1,942,500
5.00%	10/01/21	[2,4]	3,475,000	3,485,773
Alta Wind Holdings LLC
7.00%	06/30/35	[4]	2,220,521	2,552,502
Astoria Depositor Corp.
8.14%	05/01/21	[4]	12,798,000	13,725,855
Chase Capital II, Series B
0.74%	02/01/27	[3]	1,790,000	1,579,675
Chase Capital VI
0.86%	08/01/28	[3]	4,000,000	3,495,000
CIT Group, Inc.
4.25%	08/15/17		4,850,000	4,922,750
6.62%	04/01/18	[4]	12,196,000	13,125,945
Citigroup, Inc.
0.78%	08/25/36	[3]	9,460,000	7,695,199
General Electric Capital Corp. (MTN)
0.71%	08/15/36	[3]	5,480,000	4,751,214
General Motors Financial Co., Inc.
4.38%	09/25/21		4,925,000	5,060,437
International Lease Finance Corp.
7.12%	09/01/18	[4]	7,170,000	8,059,080
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	4,917,000	4,271,644
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[3]	2,750,000	2,371,875
JPMorgan Chase Capital XXIII
1.23%	05/15/47	[3]	2,320,000	1,890,800
Nielsen Co., Luxembourg SARL
(Luxembourg)
5.50%	10/01/21	[2,4]	5,020,000	5,057,650
NRG Yield Operating LLC
5.38%	08/15/24	[4]	10,000,000	10,075,000
ZFS Finance USA Trust II
6.45%	12/15/65	[3,4]	4,450,000	4,794,875

				98,857,774

Food — 0.32%
Post Holdings, Inc.
6.75%	12/01/21	[4]	1,150,000	1,109,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
7.38%	02/15/22		$4,565,000	$4,530,763

				5,640,513

Health Care — 8.63%
Alere, Inc.
7.25%	07/01/18		3,820,000	4,020,550
CHS/Community Health Systems, Inc.
5.12%	08/15/18		6,115,000	6,298,450
5.12%	08/01/21	[4]	1,735,000	1,739,337
7.12%	07/15/20		5,250,000	5,578,125
8.00%	11/15/19		7,203,000	7,725,217
DaVita, Inc.
5.12%	07/15/24		14,750,000	14,528,750
Fresenius Medical Care U.S. Finance II, Inc.
5.62%	07/31/19	[4]	5,366,000	5,674,545
Fresenius Medical Care U.S. Finance, Inc.
5.75%	02/15/21	[4]	3,000,000	3,176,250
6.50%	09/15/18	[4]	6,996,000	7,713,090
HCA, Inc.
6.50%	02/15/20		8,456,000	9,259,320
7.50%	12/15/23		3,965,000	4,351,587
HealthSouth Corp.
5.75%	11/01/24		3,240,000	3,321,000
Lifepoint Hospitals, Inc.
5.50%	12/01/21		12,000,000	12,210,000
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC (Luxembourg)
5.75%	08/01/22	[2,4]	12,860,000	12,972,525
Salix Pharmaceuticals Ltd.
6.00%	01/15/21	[4]	2,750,000	2,990,625
Tenet Healthcare Corp.
4.50%	04/01/21		7,590,000	7,438,200
6.00%	10/01/20		2,500,000	2,650,000
Valeant Pharmaceuticals International, Inc.
(Canada)
5.62%	12/01/21	[2,4]	15,842,000	15,842,792
6.75%	08/15/21	[2,4]	8,191,000	8,528,879
6.88%	12/01/18	[2,4]	500,000	518,125
7.00%	10/01/20	[2,4]	5,000,000	5,237,500
7.25%	07/15/22	[2,4]	4,145,000	4,404,063
VPII Escrow Corp. (Canada)
7.50%	07/15/21	[2,4]	6,885,000	7,401,375

				153,580,305

Industrials — 1.87%
AECOM Technology Corp.
5.75%	10/15/22	[4]	3,990,000	4,014,937
5.88%	10/15/24	[4]	2,510,000	2,538,237

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 94

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
3.23%	12/15/19	[2,3,4]	$14,925,000	$14,495,906
Ball Corp.
4.00%	11/15/23		4,340,000	4,036,200
Berry Plastics Corp.
5.50%	05/15/22		1,925,000	1,867,250
MasTec, Inc.
4.88%	03/15/23		6,690,000	6,355,500

				33,308,030

Information Technology — 3.22%
Audatex North America, Inc.
6.00%	06/15/21	[4]	9,300,000	9,579,000
First Data Corp.
6.75%	11/01/20	[4]	8,834,000	9,386,125
7.38%	06/15/19	[4]	27,840,000	29,373,984
8.88%	08/15/20	[4]	4,370,000	4,697,750
Freescale Semiconductor, Inc.
5.00%	05/15/21	[4]	4,325,000	4,303,375

				57,340,234

Insurance — 0.59%
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[3,4]	10,497,000	10,575,727

Materials — 0.94%
Alcoa, Inc.
5.12%	10/01/24		3,960,000	3,960,000
ArcelorMittal (Luxembourg)
10.35%	06/01/19	[2]	5,820,000	7,122,225
Momentive Performance Materials, Inc.
8.88%	10/15/20		4,625,000	4,156,719
WR Grace & Co./Connecticut
5.12%	10/01/21	[4]	1,450,000	1,477,187

				16,716,131

Real Estate Investment Trust (REIT) — 0.57%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		4,500,000	4,635,000
Geo Group, Inc.
5.88%	01/15/22		5,320,000	5,413,100

				10,048,100

Services — 0.62%
CBRE Services, Inc.
5.25%	03/15/25		3,420,000	3,407,175
Ceridian Corp.
8.88%	07/15/19	[4]	6,808,000	7,539,860

				10,947,035

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 2.87%
American Airlines Pass-Through Trust,
Series 2013-1, Class B
5.62%	01/15/21	[4]	$11,572,763	$11,977,810
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		8,297,481	8,909,420
Continental Airlines Pass-Through Trust,
Series 2007, Class 1B
6.90%	04/19/22		4,547,627	4,894,156
Continental Airlines Pass-Through Trust,
Series 2009, Class 1
9.00%	07/08/16		1,268,813	1,414,730
Delta Air Lines Pass-Through Trust,
Series 2002, Class G1
6.72%	01/02/23		12,839,456	14,957,967
Delta Air Lines Pass-Through Trust,
Series 2009, Class B1
9.75%	12/17/16		1,142,590	1,306,838
JetBlue Airways Pass-Through Trust,
Series 2004, Class G1
0.61%	08/15/16	[3]	940,837	925,125
US Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		2,015,810	2,277,866
US Airways Pass-Through Trust,
Series 2012, Class 2B
6.75%	06/03/21		1,055,337	1,145,041
US Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		2,966,716	3,309,743

				51,118,696

Total Corporates
(Cost $1,451,579,480)				1,437,274,163

MORTGAGE-BACKED — 0.02%**
Non-Agency Mortgage-Backed — 0.02%
BHN I Mortgage Fund, Series 2000-1,
Class AF (Argentina)
8.00%	01/31/20	2,4,6,†	2,890	1
Countrywide Asset-Backed Certificates,
Series 2007-13, Class 2A1
1.06%	10/25/47	[3]	463,126	407,953

				407,954

Total Mortgage-Backed
(Cost $332,419)
Total Bonds – 91.54%
(Cost $1,650,593,448)				1,629,305,792

See accompanying notes to Schedule of Portfolio Investments.

95 / Semi-Annual Report September 2014

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues		Shares	Value
COMMON STOCK — 1.35%

Electric — 0.25%
Dynegy, Inc.[5]		154,929	$ 4,471,241

Energy — 1.10%
Mach Gen, LLC Common
Units[4,6]		347,486	19,574,929

Total Common Stock
(Cost $39,187,563)			24,046,170

Issues		Shares	Value
WARRANT — 0.00%

Communications — 0.00%
PR Wireless, Inc.,
Open Mobile Warrant,
Term Loan B, 1st Lien4,13,†		31	–

Total Warrant
(Cost $ — )

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 2.59%

Money Market Funds — 2.03%
Dreyfus Cash Advantage Fund
0.01%[14]		$17,967,000	17,967,000
Morgan Stanley Institutional Fund
0.04%[14]		18,076,000	18,076,000

			36,043,000

U.S. Agency Discount Notes — 0.56%
Federal Home Loan Bank
0.06%[15]	11/26/14	10,000,000	9,999,952

Total Short-Term Investments
(Cost $46,042,067)			46,042,952

Total Investments – 95.48%
(Cost $1,735,823,078)[1]			1,699,394,914

Cash and Other Assets, Less

Liabilities – 4.52%			80,526,277

Net Assets – 100.00%			$1,779,921,191

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited, 3.15%, due 01/15/17. Counterparty: Morgan Stanley

03/20/19	$ 165,798	$ 5,000	$ (32,670)	$133,128

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley

03/20/19	161,802	5,000	(28,674)	133,128

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc.

03/20/19	342,764	9,650	(207,662)	135,102

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc.

03/20/19	292,454	9,750	(155,953)	136,501

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Freeport-McMoran Copper & Gold, Inc., 3.55%, due 03/01/22 Counterparty: Credit Suisse First Boston

03/20/19	191,893	9,850	(100,064)	91,829

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley

03/20/19	366,439	10,000	(226,437)	140,002

	$1,521,150	$49,250	$(751,460)	$769,690

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,737,115,462 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$33,952,073
Gross unrealized (depreciation)	(71,672,621)

Net unrealized (depreciation)	$(37,720,548)

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Floating rate security. The rate disclosed was in effect at September 30, 2014.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Non-income producing security.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $24,862,886, which is 1.40% of total net assets.
[7]	Worthless due to company bankruptcy filing.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
[10]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[12]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 11.00% cash or 12.00% payment-in-kind interest.

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 96

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

[13]	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
[14]	Represents the current yield as of September 30, 2014.
[15]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $5,287,957, which is 0.30% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

97 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 86.94%
ASSET-BACKED SECURITIES — 19.14%**
321 Henderson Receivables I LLC,
Series 2014-2A, Class B
4.48%	01/15/75	[2]	$2,145,000	$2,149,303
Access Group, Inc., Series 2001, Class 2A1
0.60%	05/25/29	[3]	3,170,060	3,019,756
American Money Management Corp.,
Series 2013-13A, Class A1L
(Cayman Islands)
1.68%	01/24/26	[2,3,4]	1,150,000	1,148,591
American Money Management Corp.,
Series 2014-14A, Class A1L
1.80%	07/27/26	[2,3]	1,900,000	1,899,705
ARES CLO Ltd., Series 2007-12A, Class A
(Cayman Islands)
0.86%	11/25/20	[2,3,4]	697,836	695,098
ARES XXVI CLO Ltd., Series 2013-1A,
Class A (Cayman Islands)
1.33%	04/15/25	[2,3,4]	1,900,000	1,871,048
Avalon IV Capital Ltd., Series 2012-1AR,
Class CR (Cayman Islands)
3.08%	04/17/23	[2,3,4]	1,700,000	1,698,817
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E1
6.25%	04/20/16		9,758	9,796
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E2
7.00%	03/20/17		15,000	15,074
Babson CLO Ltd., Series 2013-IA, Class A
(Cayman Islands)
1.33%	04/20/25	[2,3,4]	1,400,000	1,380,956
Babson CLO Ltd., Series 2014-IA, Class A1
(Cayman Islands)
1.72%	07/12/25	[2,3,4]	1,800,000	1,801,628
Babson CLO Ltd., Series 2014-IIA, Class C
(Cayman Islands)
3.17%	10/17/26	[2,3,4]	2,300,000	2,278,210
Beacon Container Finance LLC,
Series 2012-1A, Class A
3.72%	09/20/27	[2]	100,138	101,648
Blue Hill CLO Ltd., Series 2013-1A, Class C1
3.23%	01/15/26	[2,3]	1,300,000	1,281,366
BlueMountain CLO Ltd., Series 2013-1A,
Class A1 (Cayman Islands)
1.43%	05/15/25	[2,3,4]	2,605,000	2,583,332
BlueMountain CLO Ltd., Series 2013-4A,
Class B1 (Cayman Islands)
2.13%	04/15/25	[2,3,4]	1,500,000	1,465,059
BlueMountain CLO Ltd., Series 2013-4A,
Class E (Cayman Islands)
5.33%	04/15/25	[2,3,4]	50,000	46,028
Brazos Higher Education Authority, Inc.,
Series 2005-3, Class A16
0.43%	06/25/26	[3]	150,000	146,644

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2006-2, Class A9
0.24%	12/26/24	[3]	$35,195	$34,723
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
1.04%	02/25/30	[3]	169,168	170,941
CAL Funding II Ltd., Series 2012-1A,
Class A (Bermuda)
3.47%	10/25/27	[2,4]	282,917	283,431
Cent CLO LP, Series 2013-17A, Class A1
(Cayman Islands)
1.54%	01/30/25	[2,3,4]	1,710,000	1,697,146
Cent CLO LP, Series 2013-18A, Class B1
(Cayman Islands)
1.78%	07/23/25	[2,3,4]	1,700,000	1,618,881
Cent CLO LP, Series 2013-19A, Class A1A
(Cayman Islands)
1.56%	10/29/25	[2,3,4]	2,320,000	2,308,184
CIFC Funding IV, Ltd., Series 2013-4A,
Class B1 (Cayman Islands)
2.09%	11/27/24	[2,3,4]	1,400,000	1,354,975
CIFC Funding Ltd., Series 2012-2A,
Class A1L (Cayman Islands)
1.63%	12/05/24	[2,3,4]	1,900,000	1,895,940
CIT Education Loan Trust, Series 2007-1,
Class A
0.32%	03/25/42	[2,3]	4,919,803	4,706,970
Cronos Containers Program Ltd.,
Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[2,4]	80,000	80,081
Dryden Senior Loan Fund, Series 2013-28A,
Class A1L (Cayman Islands)
1.33%	08/15/25	[2,3,4]	1,950,000	1,924,629
Dryden Senior Loan Fund,
Series 2013-26A, Class C (Cayman Islands)
2.73%	07/15/25	[2,3,4]	900,000	859,342
Dryden XXII Senior Loan Fund,
Series 2013-30A, Class C (Cayman Islands)
3.08%	11/15/25	[2,3,4]	1,330,000	1,306,976
Eaton Vance CLO Ltd., Series 2014-1A,
Class A (Cayman Islands)
1.68%	07/15/26	[2,3,4]	2,000,000	1,999,790
Education Loan Asset-Backed Trust, Series
2013-1A, Class A2
0.96%	04/26/32	[2,3]	3,465,000	3,468,901
Educational Funding of the South, Inc.,
Series 2012-1, Class A
1.20%	03/25/36	[3]	213,123	216,557
Educational Services of America, Inc.,
Series 2012-2, Class A
0.88%	04/25/39	[2,3]	418,751	421,241
Flatiron CLO Ltd.
1.62%	07/17/26	[2,3]	1,900,000	1,892,495

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 98

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Flatiron CLO Ltd., Series 2013-1A, Class A1
(Cayman Islands)
1.63%	01/17/26	[2,3,4]	$2,390,000	$2,387,275
GCO Education Loan Funding Trust,
Series 2006-2AR, Class A1RN
0.80%	08/27/46	[2,3]	3,377,733	3,294,430
GCO Education Loan Funding Trust,
Series 2007-1A, Class A5L
0.30%	05/25/23	[2,3]	291,173	289,079
GE Business Loan Trust, Series 2004-2A,
Class A
0.37%	12/15/32	[2,3]	867,123	845,961
GE Business Loan Trust, Series 2005-1A,
Class A3
0.40%	06/15/33	[2,3]	1,593,381	1,547,492
Global SC Finance SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/24	[2,4]	2,497,667	2,471,508
Goal Capital Funding Trust, Series 2006-1,
Class A3
0.36%	11/25/26	[3]	332,160	329,393
Goal Capital Funding Trust, Series 2006-1,
Class B
0.68%	08/25/42	[3]	784,125	723,458
GoldenTree Loan Opportunities VII Ltd.,
Series 2013-7A, Class A (Cayman Islands)
1.38%	04/25/25	[2,3,4]	1,800,000	1,779,239
GoldenTree Loan Opportunities VIII Ltd.,
Series 2014-8A, Class C (Cayman Islands)
2.93%	04/19/26	[2,3,4]	1,875,000	1,821,071
Higher Education Funding, Series 2014-1,
Class A
1.29%	05/25/34	[2,3]	1,818,973	1,806,435
ING Investment Management CLO Ltd.,
Series 2013-1A, Class A1 (Cayman Islands)
1.37%	04/15/24	[2,3,4]	1,350,000	1,333,093
J.G. Wentworth XX LLC, Series 2010-1A,
Class B
9.31%	07/15/61	[2]	658,662	826,767
J.G. Wentworth XXX LLC, Series 2013-3A,
Class B
5.54%	01/15/75	[2]	1,295,000	1,418,567
Jasper CLO Ltd., Series 2005-1A, Class A
(Cayman Islands)
0.51%	08/01/17	[2,3,4]	124,035	123,882
LCM VI LP, Series 6A, Class A
(Cayman Islands)
0.47%	05/28/19	[2,3,4]	352,877	352,354
MSIM Peconic Bay Ltd., Series 2007-1A,
Class C (Cayman Islands)
2.23%	07/20/19	[2,3,4]	355,000	358,297
National Collegiate Student Loan Trust,
Series 2006-1, Class A3
0.34%	05/25/26	[3]	918,424	912,186

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust,
Series 2006-2, Class A2
0.30%	07/25/26	[3]	$1,088,944	$1,084,301
National Collegiate Student Loan Trust,
Series 2006-4, Class A2
0.30%	12/27/27	[3]	1,994,646	1,976,449
National Collegiate Student Loan Trust,
Series 2007-2, Class A2
0.28%	06/26/28	[3]	1,536,528	1,500,109
Navient Student Loan Trust, Series 2014-1,
Class A4
0.90%	02/25/39	[3]	3,840,000	3,849,732
Nelnet Education Loan Funding, Inc.,
Series 2004-1A, Class B1
0.60%	02/25/36	[2,3]	150,000	116,762
Nelnet Education Loan Funding, Inc.,
Series 2004-1A, Class B2
0.68%	02/25/36	[2,3]	825,000	655,743
Nelnet Student Loan Trust, Series 2008-4,
Class A4
1.71%	04/25/24	[3]	1,575,000	1,617,093
Nelnet Student Loan Trust, Series 2012-5A,
Class A
0.76%	10/27/36	[2,3]	259,512	258,890
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
1.10%	11/25/43	[2,3]	1,865,000	1,872,756
Neuberger Berman CLO Ltd.,
Series 2014-16A, Class A1
1.70%	04/15/26	[2,3]	1,710,000	1,708,225
Nomad CLO Ltd., Series 2013-1A, Class A1
(Cayman Islands)
1.43%	01/15/25	[2,3,4]	2,330,000	2,310,274
Northstar Education Finance, Inc.
0.98%	01/29/46	[3]	135,000	134,699
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class C (Cayman Islands)
3.08%	01/19/25	[2,3,4]	510,000	497,427
Race Point CLO Ltd., Series 2012-7A,
Class A (Cayman Islands)
1.64%	11/08/24	[2,3,4]	250,000	249,673
Red River CLO Ltd., Series 1A, Class A
(Cayman Islands)
0.51%	07/27/18	[2,3,4]	126,053	125,509
Scholar Funding Trust, Series 2011-A,
Class A
1.14%	10/28/43	[2,3]	235,757	237,109
Scholar Funding Trust, Series 2012-B,
Class A2
1.25%	03/28/46	[2,3]	150,000	153,736
SLC Student Loan Trust I, Series 2002-2,
Class B2
0.04%	07/01/42	[2,3]	100,000	77,317

See accompanying notes to Schedule of Portfolio Investments.

99 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2004-1,
Class B
0.52%	08/15/31	[3]	$1,025,987	$943,919
SLC Student Loan Trust, Series 2005-2,
Class B
0.51%	03/15/40	[3]	818,670	739,377
SLC Student Loan Trust, Series 2005-3,
Class B
0.48%	06/15/40	[3]	1,686,721	1,535,451
SLC Student Loan Trust, Series 2006-1,
Class B
0.44%	03/15/39	[3]	1,579,602	1,412,843
SLC Student Loan Trust, Series 2006-2,
Class A5
0.33%	09/15/26	[3]	175,000	172,185
SLC Student Loan Trust, Series 2006-2,
Class B
0.46%	12/15/39	[3]	1,111,927	996,768
SLC Student Loan Trust, Series 2008-1,
Class A4A
1.83%	12/15/32	[3]	1,824,000	1,909,165
SLC Student Loan Trust, Series 2008-2,
Class B
1.98%	09/15/22	[3]	2,735,000	2,753,783
SLM Student Loan Trust, Series 2003-11,
Class A6
0.98%	12/15/25	[2,3]	250,000	250,093
SLM Student Loan Trust, Series 2003-4,
Class A5D
0.98%	03/15/33	[2,3]	4,277,548	4,272,265
SLM Student Loan Trust, Series 2004-2,
Class B
0.70%	07/25/39	[3]	1,034,210	966,535
SLM Student Loan Trust, Series 2004-5A,
Class A5
0.76%	10/25/23	[2,3]	1,720,000	1,729,531
SLM Student Loan Trust, Series 2004-8A,
Class A5
0.73%	04/25/24	[2,3]	1,547,364	1,551,953
SLM Student Loan Trust, Series 2005-10,
Class A4
0.34%	10/25/19	[3]	1,430,217	1,428,497
SLM Student Loan Trust, Series 2005-4,
Class B
0.41%	07/25/40	[3]	1,051,349	946,672
SLM Student Loan Trust, Series 2005-8,
Class A3
0.34%	10/25/24	[3]	1,430,225	1,427,857
SLM Student Loan Trust, Series 2005-9,
Class B
0.53%	01/25/41	[3]	1,564,509	1,438,002
SLM Student Loan Trust, Series 2006-2,
Class A4
0.32%	10/25/22	[3]	2,200,548	2,199,412

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-2,
Class A6
0.40%	01/25/41	[3]	$1,800,000	$1,672,241
SLM Student Loan Trust, Series 2006-4,
Class A5
0.33%	10/27/25	[3]	3,078,505	3,071,234
SLM Student Loan Trust, Series 2006-8,
Class A6
0.39%	01/25/41	[3]	1,800,000	1,641,793
SLM Student Loan Trust, Series 2006-9,
Class A5
0.33%	01/26/26	[3]	200,000	196,716
SLM Student Loan Trust, Series 2007-1,
Class B
0.45%	01/27/42	[3]	2,172,135	1,966,389
SLM Student Loan Trust, Series 2007-3,
Class A4
0.29%	01/25/22	[3]	215,000	209,009
SLM Student Loan Trust, Series 2007-6,
Class B
1.08%	04/27/43	[3]	674,256	617,199
SLM Student Loan Trust, Series 2007-7,
Class B
0.98%	10/25/28	[3]	2,195,000	2,000,184
SLM Student Loan Trust, Series 2007-8,
Class B
1.23%	04/27/43	[3]	3,066,611	2,877,234
SLM Student Loan Trust, Series 2008-2,
Class B
1.43%	01/25/29	[3]	710,000	651,963
SLM Student Loan Trust, Series 2008-3,
Class B
1.43%	04/25/29	[3]	710,000	657,191
SLM Student Loan Trust, Series 2008-4,
Class A4
1.88%	07/25/22	[3]	2,200,000	2,317,145
SLM Student Loan Trust, Series 2008-4,
Class B
2.08%	04/25/29	[3]	710,000	716,304
SLM Student Loan Trust, Series 2008-5,
Class A3
1.53%	01/25/18	[3]	173,697	174,782
SLM Student Loan Trust, Series 2008-5,
Class A4
1.93%	07/25/23	[3]	2,930,000	3,060,747
SLM Student Loan Trust, Series 2008-5,
Class B
2.08%	07/25/29	[3]	3,730,000	3,842,996
SLM Student Loan Trust, Series 2008-6,
Class B
2.08%	07/25/29	[3]	710,000	716,416
SLM Student Loan Trust, Series 2008-7,
Class B
2.08%	07/25/29	[3]	820,000	826,276

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 100

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8,
Class A4
1.73%	04/25/23	[3]	$3,210,000	$3,351,017
SLM Student Loan Trust, Series 2008-8,
Class B
2.48%	10/25/29	[3]	710,000	746,851
SLM Student Loan Trust, Series 2008-9,
Class B
2.48%	10/25/29	[3]	3,710,000	3,920,765
SLM Student Loan Trust, Series 2010-1,
Class A
0.56%	03/25/25	[3]	580,224	581,150
SLM Student Loan Trust, Series 2011-1,
Class A2
1.30%	10/25/34	[3]	2,680,000	2,769,255
SLM Student Loan Trust, Series 2011-2,
Class A1
0.76%	11/25/27	[3]	1,299,107	1,309,573
SLM Student Loan Trust, Series 2011-2,
Class A2
1.36%	10/25/34	[3]	4,035,000	4,127,287
SLM Student Loan Trust, Series 2012-1,
Class A3
1.10%	09/25/28	[3]	1,300,000	1,333,455
SLM Student Loan Trust, Series 2012-2,
Class A
0.86%	01/25/29	[3]	1,561,172	1,573,785
SLM Student Loan Trust, Series 2012-7,
Class A3
0.80%	05/26/26	[3]	200,000	200,342
SLM Student Loan Trust, Series 2013-3,
Class A2
0.46%	05/26/20	[3]	3,360,000	3,359,605
SLM Student Loan Trust, Series 2013-4,
Class A
0.70%	06/25/27	[3]	2,991,704	2,998,456
SLM Student Loan Trust, Series 2013-6,
Class A2
0.66%	02/25/21	[3]	1,760,000	1,765,496
SLM Student Loan Trust, Series 2013-6,
Class A3
0.80%	06/26/28	[3]	4,830,000	4,851,592
SLM Student Loan Trust, Series 2014-1,
Class A3
0.76%	02/26/29	[3]	1,670,000	1,673,854
Sound Point CLO Ltd., Series 2012-1A,
Class C (Cayman Islands)
3.53%	10/20/23	[2,3,4]	1,800,000	1,799,978
Spirit Master Funding LLC, Series 2013-2A,
Class A
5.27%	12/20/43	[2]	1,522,646	1,645,664
Spirit Master Funding LLC, Series 2014-1A,
Class A1
5.05%	07/20/40	[2]	163,083	174,040

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	2,†	$879,176	$1,048,121
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	2,†	720,000	894,331
Symphony CLO Ltd., Series 2012-9A,
Class C (Cayman Islands)
3.48%	04/16/22	[2,3,4]	1,645,000	1,645,096
TAL Advantage LLC, Series 2006-1,
Class NOTE
0.35%	04/20/21	[2,3]	22,167	21,975
Triton Container Finance LLC,
Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,3]	17,812	17,777

Total Asset-Backed Securities
(Cost $184,752,957)				186,579,145

BANK LOANS — 0.65%*
Automotive — 0.05%
Navistar, Inc., Term Loan B, 1st Lien
5.75%	08/17/17	[3]	500,000	502,500

Electric — 0.06%
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[3]	607,691	603,990

Finance — 0.15%
Delos Finance SARL, Term Loan B, 1st Lien
3.50%	03/06/21	[3]	1,500,000	1,484,063

Services — 0.39%
AABS Ltd. Loan, Series 2013-1, Class A
(STEP) (Bermuda)
4.72%	01/15/38	3,4,†	3,610,208	3,736,461

Total Bank Loans
(Cost $6,324,215)				6,327,014

CORPORATES — 19.78%*
Automotive — 0.46%
Daimler Finance North America LLC
0.83%	01/09/15	[2,3]	500,000	500,678
Ford Motor Co.
6.50%	08/01/18		1,000,000	1,155,468
General Motors Co.
4.88%	10/02/23		1,710,000	1,816,875
Tenedora Nemak SA de CV (Mexico)
5.50%	02/28/23	[2,4]	1,000,000	1,030,000

				4,503,021

Banking — 3.15%
Abbey National Treasury Services
PLC/London (United Kingdom)
3.05%	08/23/18	[4]	425,000	440,865

See accompanying notes to Schedule of Portfolio Investments.

101 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
3.88%	11/10/14	[2,4]	$125,000	$125,449
Akbank TAS (Turkey)
5.00%	10/24/22	[2,4]	1,000,000	988,750
Banco Santander SA (Spain)
5.95%	01/30/24	[2,3,4]	700,000	744,625
Bank of America N.A. (BKNT)
0.51%	06/15/16	[3]	122,000	121,492
0.53%	06/15/17	[3]	2,000,000	1,987,604
5.30%	03/15/17		1,575,000	1,707,365
6.00%	06/15/16		2,075,000	2,237,333
6.10%	06/15/17		1,100,000	1,226,471
BBVA Banco Continental SA (Peru)
5.25%	09/22/29	[2,3,4]	1,000,000	1,003,500
BBVA Bancomer SA/Texas (Mexico)
6.75%	09/30/22	[2,4]	500,000	558,750
Credit Suisse/New York (YCD) (Switzerland)
0.47%	04/10/15	[3,4]	1,500,000	1,502,417
0.56%	08/24/15	[3,4]	3,500,000	3,499,195
HBOS PLC, Series G (MTN)
(United Kingdom)
6.75%	05/21/18	[2,4]	1,425,000	1,612,597
JPMorgan Chase & Co.
3.88%	09/10/24		2,000,000	1,964,149
Macquarie Bank Ltd. (Australia)
0.68%	06/15/16	[2,3,4]	1,500,000	1,500,631
5.00%	02/22/17	[2,4]	170,000	183,304
6.62%	04/07/21	[2,4]	2,824,000	3,222,181
National Australia Bank Ltd. (Australia)
1.60%	08/07/15	[4]	250,000	252,566
Royal Bank of Scotland PLC
(United Kingdom)
2.55%	09/18/15	[4]	350,000	355,290
5.12%	05/28/24	[4]	3,750,000	3,693,207
6.10%	06/10/23	[4]	700,000	741,631
6.12%	12/15/22	[4]	100,000	106,249
Sberbank of Russia via SB Capital SA
(Luxembourg)
5.25%	05/23/23	[2,4]	500,000	442,845
VTB Bank OJSC via VTB Capital SA
(Luxembourg)
6.95%	10/17/22	[2,4]	500,000	481,250

				30,699,716

Communications — 0.63%
CCO Holdings LLC/CCO Holdings
Capital Corp. (WI)
8.12%	04/30/20		65,000	68,981
CSC Holdings LLC
6.75%	11/15/21		60,000	64,137

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA (Luxembourg)
7.25%	10/15/20	[4]	$860,000	$913,750
Qwest Corp.
7.25%	09/15/25		300,000	354,555
Sprint Nextel Corp.
9.00%	11/15/18	[2]	1,250,000	1,446,125
T-Mobile USA, Inc.
6.63%	04/28/21		2,450,000	2,520,437
Windstream Corp. (WI)
8.12%	09/01/18		785,000	820,816

				6,188,801

Consumer Discretionary — 0.29%
Catholic Health Initiatives
4.20%	08/01/23		2,700,000	2,808,456

Electric — 3.02%
Dominion Resources, Inc.
5.75%	10/01/54	[3]	2,875,000	2,915,052
DPL, Inc.
6.50%	10/15/16		545,000	584,513
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	4,641,000	5,430,015
Electricite de France SA (France)
5.25%	07/29/49	[2,3,4]	125,000	128,125
5.62%	12/29/49	[2,3,4]	1,275,000	1,326,000
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	2,000,000	2,022,376
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,375,000	1,687,053
GenOn Americas Generation LLC
8.50%	10/01/21		1,025,000	964,781
GNL Quintero SA (Chile)
4.63%	07/31/29	[2,4]	1,000,000	1,004,000
Homer City Generation LP (PIK)
8.14%	10/01/19	[5]	2,100,000	2,194,500
Ipalco Enterprises, Inc.
7.25%	04/01/16	[2]	2,850,000	3,066,542
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		700,000	738,283
Metropolitan Edison Co.
7.70%	01/15/19		2,230,000	2,690,615
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,173,325
Perusahaan Gas Negara Persero TBK PT
(Indonesia)
5.12%	05/16/24	[2,4]	1,000,000	1,005,000
PNM Resources, Inc.
9.25%	05/15/15		200,000	210,324

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 102

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
5.35%	10/01/21		$50,000	$54,690
Southwestern Electric Power Co.
6.45%	01/15/19		1,885,000	2,206,694

				29,401,888

Energy — 1.47%
Florida Gas Transmission Co. LLC
4.00%	07/15/15	[2]	500,000	512,357
GeoPark Latin America Ltd., Agencia En Chile
(Bermuda)
7.50%	02/11/20	[2,4]	600,000	645,000
Pacific Drilling V Ltd. (Luxembourg)
7.25%	12/01/17	[2,4]	725,000	730,437
Pacific Rubiales Energy Corp., Series REGS
(Canada)
7.25%	12/12/21	[4]	500,000	546,725
Peabody Energy Corp.
4.75%	12/15/41		900,000	621,000
Petrobras Global Finance BV (Netherlands)
2.37%	01/15/19	[3,4]	1,200,000	1,208,961
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	127,500	124,975
Rio Oil Finance Trust, Series REGS (Brazil)
6.25%	07/06/24	[4]	500,000	517,239
Rockies Express Pipeline LLC
5.62%	04/15/20	[2]	2,400,000	2,490,000
Ruby Pipeline LLC
6.00%	04/01/22	[2]	1,600,000	1,770,655
Sabine Pass Liquefaction LLC
5.75%	05/15/24	[2]	2,000,000	2,040,000
Sabine Pass LNG LP
7.50%	11/30/16		1,500,000	1,603,124
7.50%	11/30/16	[2]	500,000	532,500
SandRidge Energy, Inc.
8.12%	10/15/22		550,000	551,375
SM Energy Co.
6.50%	01/01/23		165,000	172,425
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		225,000	245,361

				14,312,134

Finance — 3.32%
Astoria Depositor Corp.
8.14%	05/01/21	[2]	440,000	471,900
CIT Group, Inc.
6.62%	04/01/18	[2]	1,000,000	1,076,250
Citigroup, Inc.
0.78%	08/25/36	[3]	4,050,000	3,294,456
1.19%	07/25/16	[3]	1,000,000	1,011,119

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
4.59%	12/15/15		$125,000	$130,613
6.12%	05/15/18		100,000	113,318
Ford Motor Credit Co. LLC
3.88%	01/15/15		400,000	403,873
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[3]	1,000,000	957,241
0.71%	08/15/36	[3]	4,085,000	3,541,736
4.65%	10/17/21		70,000	77,500
General Motors Financial Co., Inc.
2.62%	07/10/17		2,500,000	2,513,013
General Motors Financial Co., Inc.,
Series 3YR
3.00%	09/25/17		1,000,000	1,011,250
Goldman Sachs Group, Inc.
2.90%	07/19/18		1,000,000	1,026,009
5.95%	01/18/18		75,000	84,025
Goldman Sachs Group, Inc. (MTN)
1.84%	11/29/23	[3]	1,401,000	1,442,958
Grupo Aval Ltd. (Cayman Islands)
4.75%	09/26/22	[2,4]	600,000	595,419
International Lease Finance Corp.
6.75%	09/01/16	[2]	400,000	429,000
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[3]	225,000	195,469
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37	[3]	3,410,000	2,941,125
JPMorgan Chase Capital XXIII
1.23%	05/15/47	[3]	7,750,000	6,316,250
KKR Group Finance Co. LLC
6.38%	09/29/20	[2]	400,000	468,939
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	661,900
Reckson Operating Partnership LP
5.00%	08/15/18		895,000	965,136
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	2,475,000	2,666,813

				32,395,312

Health Care — 1.07%
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,727,629
Hospira, Inc.
5.20%	08/12/20		1,000,000	1,077,516
North Shore Long Island
Jewish Health Care, Inc.
4.80%	11/01/42		650,000	637,568
6.15%	11/01/43		2,250,000	2,763,956
Providence Health & Services
Obligated Group
1.18%	10/01/17	[3]	3,200,000	3,216,325

See accompanying notes to Schedule of Portfolio Investments.

103 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.50%	04/01/21		$1,000,000	$980,000

				10,402,994

Industrials — 0.43%
Cemex Espana Luxembourg (Spain)
9.88%	04/30/19	[2,4]	600,000	665,096
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15	[2,4]	1,200,000	1,213,902
4.88%	07/15/21	[2,4]	700,000	773,400
Odebrecht Offshore Drilling Finance Ltd.
(Cayman Islands)
6.75%	10/01/22	[2,4]	476,850	495,924
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90%	03/22/23	[2,4]	325,000	330,093
5.12%	02/22/21	[2,4]	660,000	735,546

				4,213,961

Insurance — 0.41%
Farmers Exchange Capital
7.20%	07/15/48	[2]	150,000	192,577
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	2,500,000	2,849,667
Metropolitan Life Global Funding I
1.50%	01/10/18	[2]	500,000	496,123
1.70%	06/29/15	[2]	175,000	176,741
Nationwide Mutual Insurance Co.
5.81%	12/15/24	[2,3]	250,000	251,875

				3,966,983

Materials — 0.09%
Barrick Gold Corp. (WI) (Canada)
4.10%	05/01/23	[4]	900,000	866,966

Real Estate Investment Trust (REIT) — 3.49%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		1,650,000	1,645,058
Arc Properties Operating Partnership LP/
Clark Acquisition LLC
2.00%	02/06/17	[2]	3,700,000	3,701,875
AvalonBay Communities, Inc.
3.62%	10/01/20		1,500,000	1,559,902
Boston Properties LP
5.62%	11/15/20		1,750,000	1,992,900
5.88%	10/15/19		200,000	230,659
Essex Portfolio LP
3.62%	08/15/22		250,000	252,593
5.50%	03/15/17		2,197,000	2,409,081
HCP, Inc.
2.62%	02/01/20		1,500,000	1,481,602

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.88%	08/15/24		$2,000,000	$1,963,265
5.62%	05/01/17		100,000	110,329
6.00%	01/30/17		1,000,000	1,105,116
Health Care REIT, Inc.
4.95%	01/15/21		1,020,000	1,119,439
Healthcare Realty Trust, Inc.
5.75%	01/15/21		1,250,000	1,393,694
6.50%	01/17/17		875,000	968,171
Highwoods Realty LP
7.50%	04/15/18		800,000	935,152
Hospitality Properties Trust
6.30%	06/15/16		1,900,000	2,008,848
Host Hotels & Resorts LP (WI)
5.88%	06/15/19		2,684,000	2,844,348
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	1,034,754
Mack-Cali Realty LP
2.50%	12/15/17		1,000,000	1,014,022
Post Apartment Homes LP
3.38%	12/01/22		100,000	97,500
4.75%	10/15/17		270,000	293,441
SL Green Realty Corp./SL Green Operating
Partnership
7.75%	03/15/20		2,375,000	2,829,670
WEA Finance LLC/Westfield UK & Europe
Finance PLC
1.75%	09/15/17	[2]	3,000,000	3,005,785

				33,997,204

Transportation — 1.95%
America West Airlines Pass-Through Trust,
Series 2001-1, Class 11G
7.10%	04/02/21		1,849,358	2,048,164
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		57,528	62,188
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		4,153,460	4,459,778
Autopistas Metropolitanas de Puerto
Rico LLC
6.75%	06/30/35	[2]	750,000	670,680
Continental Airlines Pass-Through Trust,
Series 1997, Class 4A
6.90%	01/02/18		90,597	96,599
Continental Airlines Pass-Through Trust,
Series 1999, Class C2
7.26%	03/15/20	[6]	2,583,940	2,926,311
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.54%	08/02/20		2,186,110	2,436,147

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 104

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2000-2 A1
7.71%	10/02/22		$836,651	$943,847
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22		421,374	471,413
Continental Airlines Pass-Through Trust,
Series 2012-1, Class B
6.25%	04/11/20		67,399	72,116
Delta Air Lines Pass-Through Trust,
Series 2002, Class G1
6.72%	01/02/23		1,181,354	1,376,278
JetBlue Airways Pass-Through Trust,
Series 2004, Class G2
0.68%	11/15/16	[3]	250,000	246,000
UAL Pass-Through Trust, Series 2009-2A
9.75%	01/15/17		2,158,532	2,444,538
US Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		564,427	637,802
US Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		115,887	129,287

				19,021,148

Total Corporates
(Cost $188,952,584)				192,778,584

FOREIGN GOVERNMENT OBLIGATIONS — 0.53%
Foreign Government Obligations — 0.53%
Croatia Government Bond (Croatia)
6.00%	01/26/24	[2,4]	500,000	534,375
Hungary Government International Bond
(Hungary)
5.75%	11/22/23	[4]	750,000	816,787
Perusahaan Penerbit SBSN, Indonesia III
(Indonesia)
4.35%	09/10/24	[2,4]	500,000	488,750
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[4]	450,000	450,563
Romanian Government Bond (Romania)
4.88%	01/22/24	[2,4]	1,000,000	1,060,000
Russian Federation Foreign Bond-Eurobond
(Russia)
4.88%	09/16/23	[4]	200,000	198,250
Slovenia Government International Bond
(Slovenia)
5.50%	10/26/22	[2,4]	500,000	545,000

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Venezuela Government International Bond
Series REGS (Venezuela)
7.75%	10/13/19	[4]	$1,500,000	$1,046,250

Total Foreign Government Obligations
(Cost $5,170,139)				5,139,975

MORTGAGE-BACKED — 43.74%**
Commercial Mortgage-Backed — 7.42%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A3A
4.62%	07/10/43		3,106,041	3,121,282
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-6, Class A4
5.35%	09/10/47	[3]	104,384	107,730
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47		309,654	310,276
Bayview Commercial Asset Trust,
Series 2004-2, Class A
0.58%	08/25/34	[2,3]	1,077,860	1,038,346
Bayview Commercial Asset Trust,
Series 2005-3A, Class A1
0.48%	11/25/35	[2,3]	299,254	275,399
Bayview Commercial Asset Trust,
Series 2008-4, Class A3
2.90%	07/25/38	[2,3]	1,200,000	1,177,947
Bear Stearns Commercial Mortgage
Securities Trust, Series 2004-PWR4,
Class A3
5.47%	06/11/41	[3]	42,470	42,468
Bear Stearns Commercial Mortgage
Securities Trust, Series 2006-PW14,
Class A3
5.21%	12/11/38		315,520	318,077
Bear Stearns Commercial Mortgage
Securities Trust, Series 2006-T22,
Class A4
5.76%	04/12/38	[3]	114,795	120,643
Bear Stearns Commercial Mortgage
Securities Trust, Series 2007-PW17,
Class A3
5.74%	06/11/50		646,901	654,569
Commercial Mortgage Trust,
Series 2006-C8, Class AAB
5.29%	12/10/46		178,043	179,484
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[3]	1,926,508	2,061,237
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2007-C5, Class A3
5.69%	09/15/40	[3]	3,349,944	3,353,503

See accompanying notes to Schedule of Portfolio Investments.

105 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C5,
Class A4
5.10%	08/15/38	[3]	$48,744	$49,770
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C6,
Class A4
5.23%	12/15/40	[3]	62,902	64,877
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	3,163,632	3,179,943
DBUBS Mortgage Trust, Series 2011-LC3A,
Class A2
3.64%	08/10/44		470,000	488,629
GE Business Loan Trust, Series 2003-2A,
Class A
0.52%	11/15/31	[2,3]	947,088	909,677
GE Business Loan Trust, Series 2006-2A,
Class A
0.33%	11/15/34	[2,3]	2,636,774	2,508,271
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class E
5.97%	08/10/38	[3]	712,182	713,007
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-C3,
Class A5
4.88%	01/15/42		2,743,623	2,754,362
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-CB12,
Class A4
4.90%	09/12/37		90,000	91,554
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-CB13,
Class A3A1
5.42%	01/12/43	[3]	1,250,647	1,251,496
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP2,
Class A3A
4.68%	07/15/42		372,386	372,697
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP5,
Class A3
5.43%	12/15/44	[3]	495,505	497,239
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB14,
Class ASB
5.51%	12/12/44	[3]	72,249	73,533
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-CB17,
Class ASB
5.42%	12/12/43		77,916	80,463
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2006-LDP9,
Class AMS
5.34%	05/15/47		2,200,000	2,211,171

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-C1,
Class ASB
5.86%	02/15/51		$333,469	$352,428
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-CB19,
Class ASB
5.87%	02/12/49	[3]	188,232	197,271
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2010-C1,
Class A1
3.85%	06/15/43	[2]	2,116,541	2,141,369
LB-UBS Commercial Mortgage Trust, Series
2006-C7, Class A2
5.30%	11/15/38		1,984,169	2,039,980
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.74%	02/15/30		741,102	742,699
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2006-2A, Class 1A
0.36%	09/25/36	[2,3]	1,237,131	1,152,808
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-CIP1, Class A3A
4.95%	07/12/38	[3]	2,826,132	2,846,954
ML-CFC Commercial Mortgage Trust, Series
2006-4, Class A1A
5.17%	12/12/49		5,351,041	5,718,211
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	940,945
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,333,140
Morgan Stanley Capital I Trust,
Series 2001-C3, Class A2
3.22%	08/15/49		134,986	139,569
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class A4
5.33%	12/15/43		95,453	102,279
Morgan Stanley Capital I Trust,
Series 2006-T23, Class A3
5.98%	08/12/41	[3]	2,826,950	2,830,205
Morgan Stanley Capital I Trust,
Series 2007-HQ12, Class A2FX
5.77%	04/12/49	[3]	4,273,021	4,333,123
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,213,665
RBSCF Trust, Series 2010-MB1, Class A2
3.69%	04/15/24	[2]	7,955,221	8,000,435
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.12%	07/15/42	[3]	538,353	548,752

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 106

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A3
5.25%	12/15/43		$5,805,701	$5,879,567
WF-RBS Commercial Mortgage Trust,
Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,375,416
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A2
3.79%	02/15/44	[2]	1,100,000	1,134,016
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class A2
2.68%	11/15/44		110,000	113,189
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,164,880

				72,308,551

Non-Agency Mortgage-Backed — 30.60%
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
0.72%	04/25/36	[3]	1,725,000	1,497,902
ACE Securities Corp., Series 2003-MH1,
Class B1
6.50%	08/15/30	[2,3]	23,346	23,873
ACE Securities Corp., Series 2006-OP2,
Class A2C
0.30%	08/25/36	[3]	872,395	645,996
ACE Securities Corp., Series 2007-ASP1,
Class A2D
0.54%	03/25/37	[3]	4,329,157	2,581,956
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.44%	08/25/35	[3]	5,243,071	4,873,875
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A21
0.38%	09/25/35	[3]	817,912	785,739
American Home Mortgage Investment Trust,
Series 2007-1, Class GA1C
0.34%	05/25/47	[3]	865,521	634,538
Asset-Backed Funding Certificates,
Series 2007-NC1, Class A2
0.46%	05/25/37	[2,3]	4,432,000	3,238,532
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
1.16%	06/25/37	[3]	3,602,738	2,428,524
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
1.13%	12/25/34	[3]	2,513,162	2,254,223
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE1, Class A4
0.46%	01/25/36	[3]	5,000,000	4,499,694

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust,
Series 2003-3, Class A4
5.75%	05/25/33		$1,010,589	$1,042,220
Banc of America Alternative Loan Trust,
Series 2003-4, Class 1A5
5.50%	06/25/33		1,024,363	1,060,731
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		2,660,324	2,729,388
Banc of America Alternative Loan Trust,
Series 2003-9, Class 1CB5
5.50%	11/25/33		1,001,209	1,029,705
Banc of America Alternative Loan Trust,
Series 2005-2, Class 4A1
5.50%	03/25/20		201,317	203,879
Banc of America Funding Corp.,
Series 2004-B, Class 5A1
2.82%	11/20/34	[3]	1,001,083	974,758
Banc of America Funding Corp.,
Series 2006-D, Class 3A1
2.76%	05/20/36	[3]	3,678,886	3,359,268
Banc of America Funding Corp.,
Series 2006-G, Class 2A1
0.37%	07/20/36	[3]	4,437,980	4,140,631
Banc of America Funding Corp.,
Series 2006-G, Class 2A4
0.44%	07/20/36	[3]	1,550,000	1,459,288
Banc of America Funding Corp.,
Series 2006-H, Class 2A3
2.76%	09/20/46	[3]	2,060,545	1,755,443
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2005-3, Class A4
4.67%	07/10/43		4,300,000	4,385,315
BCAP LLC Trust, Series 2009-RR4,
Class 1A1
9.50%	06/26/37	[2]	1,025,227	1,070,007
BCAP LLC Trust, Series 2012-R11,
Class 11A1
2.60%	09/26/36	[2,3]	1,986,351	2,009,261
BCAP LLC Trust, Series 2013-RR2,
Class 6A1
2.67%	06/26/37	[2,3]	679,704	679,809
Bear Stearns ALT-A Trust, Series 2005-2,
Class 2A4
2.61%	04/25/35	[3]	4,952,800	4,784,697
Bear Stearns ALT-A Trust, Series 2005-7,
Class 25A1
2.41%	09/25/35	[3]	109,344	88,130
Bear Stearns ARM Trust, Series 2005-2,
Class A1
2.58%	03/25/35	[3]	669,250	677,649

See accompanying notes to Schedule of Portfolio Investments.

107 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust, Series 2005-9,
Class A1
2.43%	10/25/35	[3]	$3,402,383	$3,382,251
Bear Stearns Asset-Backed Securities Trust,
Series 2005-AC6, Class 1A3
5.50%	09/25/35	[3]	1,299,835	1,339,799
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AC2, Class 21A3
6.00%	03/25/36		351,189	313,168
Bear Stearns Asset-Backed Securities Trust,
Series 2006-HE9, Class 1A2
0.30%	11/25/36	[3]	2,684,405	1,960,778
BNC Mortgage Loan Trust, Series 2007-4,
Class A3A
0.40%	11/25/37	[3]	149,147	148,841
Centex Home Equity Loan Trust,
Series 2005-D, Class M1
0.58%	10/25/35	[3]	350,000	343,831
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
0.40%	06/25/36	[3]	4,450,000	4,117,750
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 8A1
2.57%	02/25/37	[3]	3,401,446	3,461,501
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
0.42%	11/25/35	[3]	156,645	106,112
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class MV1
0.80%	08/25/35	[3]	541,676	535,947
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR3, Class 1A2A
5.33%	06/25/36	[3]	1,022,726	988,194
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE2, Class A2D
0.40%	08/25/36	[3]	2,300,000	1,951,367
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-NC1, Class A2C
0.30%	08/25/36	[3]	3,829,814	2,979,917
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A
0.30%	08/25/36	[3]	315,990	298,114
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
0.36%	01/25/37	[3]	4,000,000	3,756,414
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.34%	03/25/37	[3]	1,380,496	1,357,927
Citigroup Mortgage Loan Trust, Inc.,
Series 2010-9, Class 5A (STEP)
7.19%	03/25/37	[2]	290,000	296,552

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-6,
Class A8
6.66%	06/01/30		$79,305	$85,101
Countrywide Alternative Loan Trust,
Series 2005-76, Class 1A1
1.60%	01/25/36	[3]	3,009,206	2,827,149
Countrywide Alternative Loan Trust,
Series 2007-HY5R, Class 2A1A
2.55%	03/25/47	[3]	50,374	49,932
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-HYB7,
Class 3A
2.44%	11/20/34	[3]	186,898	184,213
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-4,
Class 4A1
0.44%	02/25/35	[3]	63,028	53,288
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
0.46%	05/25/35	[3]	224,966	200,616
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-J2,
Class 2A1
0.80%	07/25/37	[3]	3,113,703	2,127,273
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2003-AR26, Class 3A1
2.48%	11/25/33	[3]	2,953,465	2,987,849
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2005-11, Class 1A1
6.50%	12/25/35		1,065,922	863,189
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		596,235	583,779
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR5,
Class 9A1
2.24%	06/25/34	[3]	835,977	848,200
Credit Suisse Mortgage Capital Certificates,
Series 2013-3R, Class 5A1
2.50%	10/27/36	[2,3]	866,396	868,039
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB1,
Class AF4 (STEP)
3.50%	01/25/36		2,909,545	2,179,083
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF3 (STEP)
3.77%	12/25/36		1,000,000	675,407
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB3,
Class AV4
0.42%	03/25/36	[3]	2,900,000	1,928,148

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 108

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB9,
Class A2
0.26%	11/25/36	[3]	$4,765,548	$2,736,778
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR2,
Class A2
0.38%	02/25/37	[3]	2,039,991	1,177,375
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-BR4,
Class A2B
0.36%	05/25/37	[3]	3,818,072	2,478,552
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF2 (STEP)
4.15%	01/25/37		317,765	175,250
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2B (STEP)
4.64%	02/25/37		4,410,653	3,285,689
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2C (STEP)
4.64%	02/25/37		1,557,478	1,160,120
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB3,
Class A3 (STEP)
4.14%	03/25/37		2,611,846	1,616,419
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1 (STEP)
0.22%	04/25/37	[3]	2,891,061	1,981,644
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-NC1,
Class A2B
0.30%	12/25/36	[3]	3,348,671	1,938,716
DBRR Trust, Series 2013-EZ2, Class A
0.85%	02/25/43	[2,3]	415,188	414,798
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A3
3.85%	06/28/47	[2,3]	3,400,000	3,434,915
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2005-AR6,
Class 2A1A
0.44%	10/19/45	[3]	318,559	278,134
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2006-AR2,
Class 2A1A
0.35%	10/19/36	[3]	1,136,005	943,624
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2007-AR1,
Class 2A1A
0.29%	04/19/48	[3]	1,471,124	1,235,248

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
0.51%	01/19/45	[3]	$2,036,008	$1,749,949
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2005-FFA, Class M2
(STEP)
5.98%	03/25/25		74,623	77,358
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2006-FF18, Class A2D
0.36%	12/25/37	[3]	2,890,301	1,934,013
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF2, Class A2B
0.26%	03/25/37	[3]	1,163,815	746,042
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	367,990	363,250
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A3
2.20%	09/25/34	[3]	3,753,497	3,665,154
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA7, Class 1A1
2.21%	02/25/35	[3]	222,573	202,949
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA10, Class 1A1
2.26%	12/25/35	[3]	4,414,018	3,874,074
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA7, Class 2A1
2.24%	09/25/35	[3]	4,754,908	4,204,926
First Horizon Alternative Mortgage Securities,
Series 2005-AA3, Class 3A1
2.26%	05/25/35	[3]	4,579,502	4,339,090
First Horizon Asset Securities, Inc.,
Series 2004-AR5, Class 2A1
2.57%	10/25/34	[3]	153,012	151,986
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
2.56%	10/25/35	[3]	430,117	381,152
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
2.56%	08/25/37	[3]	435,017	364,795
GE Business Loan Trust, Series 2007-1A,
Class A
0.32%	04/16/35	[2,3]	2,048,021	1,942,823
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
2.90%	09/19/35	[3]	4,029,988	3,795,979
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.95%	04/19/36	[3]	3,369,892	3,007,911
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	30,699	32,807

See accompanying notes to Schedule of Portfolio Investments.

109 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Greenpoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A
0.34%	01/25/47	[3]	$481,260	$458,425
GSAA Home Equity Trust, Series 2006-4,
Class 4A2
0.38%	03/25/36	[3]	987,863	877,065
GSAA Trust, Series 2006-2, Class 2A3
0.42%	12/25/35	[3]	403,350	400,952
GSAMP Trust, Series 2006-FM3, Class A2C
0.36%	11/25/36	[3]	5,711,123	3,532,250
GSR Mortgage Loan Trust, Series 2005-4F,
Class 4A3
5.50%	05/25/35		203,983	212,129
GSR Mortgage Loan Trust, Series 2005-7F,
Class 3A3 (IO)
5.35%	09/25/35	[3,7]	104,562	9,174
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 2A1
2.66%	09/25/35	[3]	638,232	645,163
GSR Mortgage Loan Trust, Series 2006-AR2,
Class 2A1
2.60%	04/25/36	[3]	747,699	683,195
GSR Mortgage Loan Trust, Series 2007-AR2,
Class 5A1A
5.16%	05/25/47	[3]	3,301,829	3,264,752
Home Equity Loan Trust, Series 2007-2,
Class A3V
0.37%	07/20/36	[3]	76,940	76,923
IndyMac Index Mortgage Loan Trust,
Series 2005-AR15, Class A1
4.55%	09/25/35	[3]	3,537,669	3,108,417
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
4.72%	10/25/35	[3]	1,455,730	1,265,486
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 1A21
4.86%	12/25/35	[3]	3,324,306	2,719,811
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
2.57%	05/25/36	[3]	366,225	291,046
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
2.66%	05/25/37	[3]	2,261,140	1,715,229
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A4
6.49%	09/25/28		103,217	105,501
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH5, Class A4
0.32%	05/25/37	[3]	1,773,000	1,590,341
JPMorgan Mortgage Trust, Series 2005-A6,
Class 7A1
2.53%	08/25/35	[3]	169,724	166,539

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
2.67%	05/25/36	[3]	$121,348	$101,952
JPMorgan Mortgage Trust, Series 2006-S2,
Class 2A2
5.88%	06/25/21		1,084,405	1,089,332
JPMorgan Mortgage Trust, Series 2007-S1,
Class 1A2
5.50%	03/25/22		875,039	877,900
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A3
4.35%	04/15/40		31,494	33,399
Lehman XS Trust, Series 2005-4, Class 1A3
0.96%	10/25/35	[3]	345,233	327,536
Lehman XS Trust, Series 2006-1, Class 1A1
0.40%	02/25/36	[3]	4,125,977	3,986,143
Luminent Mortgage Trust, Series 2007-2,
Class 1A3
0.38%	05/25/37	[3]	1,880,090	1,724,119
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
2.07%	11/25/33	[3]	655,603	669,356
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
4.56%	10/25/34	[3]	423,630	421,986
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.12%	04/25/34	[3]	218,659	212,223
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
2.63%	02/25/36	[3]	350,256	347,110
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A2
0.26%	03/25/47	[3]	3,276,772	3,223,961
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
0.44%	05/25/37	[3]	3,150,000	2,084,418
Merrill Lynch Alternative Note Asset,
Series 2007-A3, Class A2D
0.48%	04/25/37	[3]	883,581	175,159
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2006-FF13, Class A2C
0.32%	10/25/36	[3]	1,677,260	1,345,012
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2B
0.32%	05/25/37	[3]	4,213,470	2,508,203
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A4
0.40%	07/25/37	[3]	1,897,416	1,129,494
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A6, Class 2A
2.57%	10/25/33	[3]	671,626	657,521

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 110

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2007-2, Class 1A1
2.51%	08/25/36	[3]	$4,839,418	$4,497,218
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		111,128	133,562
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A4
0.44%	02/25/36	[3]	4,000,000	3,613,583
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.02%	09/25/34	[3]	1,581,604	1,534,536
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class 1A1
0.44%	11/25/35	[3]	396,581	392,353
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25%	02/25/21		602,744	577,596
Morgan Stanley Reremic Trust,
Series 2013-R3, Class 12A
2.81%	01/26/47	[2,3]	789,564	792,087
MortgageIT Trust, Series 2005-4, Class A1
0.44%	10/25/35	[3]	4,268,029	3,945,503
MortgageIT Trust, Series 2005-5, Class A1
0.42%	12/25/35	[3]	1,447,496	1,355,102
New York Mortgage Trust, Series 2005-3,
Class A1
0.40%	02/25/36	[3]	160,798	150,377
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
0.46%	06/25/47	[3]	5,152,000	3,566,529
Residential Accredit Loans, Inc.,
Series 2005-QA13, Class 2A1
3.57%	12/25/35	[3]	5,505,004	4,687,137
Residential Accredit Loans, Inc.,
Series 2005-QA4, Class A41
2.94%	04/25/35	[3]	590,994	587,678
Residential Accredit Loans, Inc.,
Series 2005-QA7, Class A21
2.91%	07/25/35	[3]	3,495,094	3,182,425
Residential Accredit Loans, Inc.,
Series 2005-QA8, Class CB21
3.18%	07/25/35	[3]	1,472,094	1,228,963
Residential Accredit Loans, Inc.,
Series 2005-SP1, Class 4A1
7.00%	09/25/34		261,417	284,772
Residential Accredit Loans, Inc.,
Series 2006-QS13, Class 2A1
5.75%	09/25/21		495,521	476,452
Residential Accredit Loans, Inc.,
Series 2006-QS16, Class A6
6.00%	11/25/36		1,502,077	1,198,752

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc.,
Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37	[3,7]	$6,474,155	$51,077
Residential Asset Mortgage Products, Inc.,
Series 2006-RS3, Class A3
0.36%	05/25/36	[3]	106,021	103,902
Residential Asset Securities Corp.,
Series 2004-KS9, Class AII4
0.76%	10/25/34	[3]	29,017	17,582
Residential Asset Securities Corp.,
Series 2005-KS12, Class A3
0.48%	01/25/36	[3]	2,300,000	2,279,501
Residential Asset Securities Corp.,
Series 2006-EMX1, Class A2
0.38%	01/25/36	[3]	43,960	43,776
Residential Funding Mortgage Securities I,
Inc., Series 2007-SA2, Class 1A
3.25%	04/25/37	[3]	682,490	489,532
Soundview Home Equity Loan Trust,
Series 2007-WMC1, Class 3A3
0.42%	02/25/37	[3]	1,347,377	675,136
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
2.41%	09/25/34	[3]	2,183,383	2,199,710
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-2, Class 4A2
2.52%	03/25/34	[3]	3,195,116	3,228,250
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-12, Class 3A1
2.40%	06/25/35	[3]	3,838,134	3,627,643
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-21, Class 2A
2.44%	11/25/35	[3]	3,759,896	3,374,254
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-11, Class 1A1
0.32%	12/25/36	[3]	388,126	316,152
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 22A1
1.95%	05/25/36	[3]	882,305	584,111
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 1A1
0.36%	05/25/46	[3]	786,403	563,000
Structured Asset Securities Corp.,
Series 2002-11A, Class 2A1
2.75%	06/25/32	[3]	178,120	175,024
Structured Asset Securities Corp.,
Series 2003-34A, Class 3A3
2.48%	11/25/33	[3]	241,028	239,888
Structured Asset Securities Corp.,
Series 2005-2XS, Class 2A2
1.66%	02/25/35	[3]	423,326	412,620

See accompanying notes to Schedule of Portfolio Investments.

111 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp.,
Series 2005-4XS, Class 2A1A
1.90%	03/25/35	[3]	$4,463,617	$4,473,392
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-04, Class 3A1
2.99%	10/25/37	[3]	5,430,765	4,865,133
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 2A1
2.72%	01/25/37	[3]	2,808,678	2,803,805
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA3, Class 2A
0.87%	02/25/47	[3]	1,131,133	812,533
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
0.26%	01/25/37	[3]	4,916,844	2,910,605
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
0.52%	11/25/34	[3]	504,251	490,717
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.40%	01/25/35	[3]	2,324,297	2,349,116
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
0.58%	05/25/44	[3]	297,797	292,973
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
0.48%	01/25/45	[3]	383,108	369,959
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
0.48%	08/25/45	[3]	1,305,253	1,256,280
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.34%	10/25/35	[3]	4,985,000	4,873,687
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
0.44%	10/25/45	[3]	920,738	886,146
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.46%	12/25/35	[3]	97,430	93,495
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
2.36%	12/25/35	[3]	5,312,358	5,108,958
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
0.38%	04/25/45	[3]	663,171	633,859
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
0.48%	07/25/45	[3]	562,206	537,188
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
1.06%	05/25/46	[3]	2,964,937	2,808,549

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
1.10%	07/25/46	[3]	$3,388,869	$2,869,694
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
2.07%	03/25/37	[3]	5,872,626	4,959,577
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY6, Class 2A1
2.45%	06/25/37	[3]	2,221,204	1,985,415
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37		114,772	109,441
Wells Fargo Home Equity Trust,
Series 2006-2, Class A3
0.30%	07/25/36	[3]	56,723	56,396
Wells Fargo Home Equity Trust,
Series 2007-1, Class A3
0.48%	03/25/37	[3]	4,690,000	3,338,531
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR10, Class 5A2
2.61%	07/25/36	[3]	231,178	226,933
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR17, Class A1
2.61%	10/25/36	[3]	1,222,243	1,184,799
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR14, Class 2A1
2.63%	10/25/36	[3]	3,170,559	2,943,405

				298,269,871

U.S. Agency Mortgage-Backed — 5.72%
Fannie Mae Pool 468048
4.41%	05/01/21		1,751,686	1,946,617
Fannie Mae Pool AD0150
5.18%	05/01/19		331,473	370,953
Fannie Mae Pool AD0791
4.76%	02/01/20		309,813	343,442
Fannie Mae Pool AD0851
4.37%	02/01/20		471,675	516,965
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	977,322
Fannie Mae Pool AE0600
3.98%	11/01/20		301,775	327,127
Fannie Mae Pool AE0918
3.66%	10/01/20		362,789	388,299
Fannie Mae Pool AL0151
4.38%	04/01/21		476,605	524,506
Fannie Mae Pool AL0600
4.30%	07/01/21		136,629	150,302
Fannie Mae Pool AL2293
4.38%	06/01/21		3,279,332	3,620,562

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 112

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL3594
2.70%	04/01/23		$1,423,992	$1,417,787
Fannie Mae Pool FN0000
3.58%	09/01/20		466,891	495,964
Fannie Mae Pool FN0002
3.31%	12/01/17		3,478,980	3,644,235
Fannie Mae Pool FN0004
3.63%	12/01/20		859,631	907,248
Fannie Mae Pool FN0005
3.38%	11/01/20		772,445	812,971
Fannie Mae REMICS, Series 2003-64,
Class KS
9.44%	07/25/18	[3]	18,213	20,126
Fannie Mae REMICS, Series 2006-8,
Class HJ (IO)
6.45%	03/25/36	[3]	3,227,013	544,019
Fannie Mae REMICS, Series 2007-52,
Class LS (IO)
5.90%	06/25/37	[3]	157,848	19,963
Fannie Mae REMICS, Series 2007-88,
Class JI (IO)
6.30%	04/25/37	[3]	2,745,238	470,211
Fannie Mae REMICS, Series 2008-62,
Class SN (IO)
6.05%	07/25/38	[3]	773,029	99,095
Fannie Mae REMICS, Series 2010-116,
Class SE (IO)
6.45%	10/25/40	[3]	202,705	35,630
Fannie Mae, Series 2006-11, Class PS
24.00%	03/25/36	[3]	56,027	87,503
Fannie Mae, Series 2007-77, Class SK (IO)
5.72%	08/25/37	[3]	290,809	34,078
Fannie Mae, Series 2008-18, Class SM (IO)
6.85%	03/25/38	[3]	179,657	26,587
Fannie Mae, Series 2010-35, Class IA (IO)
5.00%	07/25/38		64,951	1,567
Fannie Mae, Series 2010-M1, Class A2
4.45%	09/25/19		2,280,000	2,505,043
Fannie Mae, Series 2012-M12, Class 1A
2.94%	08/25/22	[3]	589,507	598,348
Fannie Mae, Series 2012-M15, Class A
2.74%	10/25/22	[3]	332,703	334,354
Fannie Mae, Series 2012-M2, Class A2
2.72%	02/25/22		670,000	670,139
Fannie Mae, Series 2014-M5, Class FA
0.52%	01/25/17		3,613,358	3,622,109
Fannie Mae, Series 2014-M9, Class X1
4.24%	04/25/17		27,651,522	2,231,353
Fannie Mae-Aces, Series 2011-M1, Class A3
3.76%	06/25/21		1,750,000	1,877,200

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K004,
Class A2
4.19%	08/25/19		$3,055,000	$3,328,911
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K005,
Class A2
4.32%	11/25/19		2,915,000	3,197,481
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K007,
Class A2
4.22%	03/25/20		1,525,000	1,669,435
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K014,
Class A2
3.87%	04/25/21		930,000	1,002,293
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K017,
Class A2
2.87%	12/25/21		1,960,000	1,988,411
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K018,
Class A2
2.79%	01/25/22		1,975,000	1,995,558
Freddie Mac REMICS, Series 2711,
Class FA
1.15%	11/15/33	[3]	214,637	218,396
Freddie Mac REMICS, Series 2733,
Class FB
0.75%	10/15/33	[3]	545,000	553,237
Freddie Mac REMICS, Series 3001,
Class HS
16.37%	02/15/35	[3]	28,838	33,398
Freddie Mac REMICS, Series 3327,
Class LZ
6.00%	06/15/37		1,243,352	1,394,461
Freddie Mac REMICS, Series 3404,
Class AS (IO)
5.74%	01/15/38	[3]	204,433	30,907
Freddie Mac REMICS, Series 3828,
Class TF
0.55%	04/15/29	[3]	358,186	359,651
Freddie Mac REMICS, Series 4030,
Class HS (IO)
6.46%	04/15/42	[3]	479,017	82,541
Freddie Mac, Series 3262, Class KS (IO)
6.26%	01/15/37	[3]	141,017	19,544
Freddie Mac, Series 3339, Class JS
41.84%	07/15/37	[3]	44,765	88,443
Freddie Mac, Series 3439, Class SC (IO)
5.75%	04/15/38	[3]	155,856	20,555
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[8]	74,927	66,927

See accompanying notes to Schedule of Portfolio Investments.

113 / Semi-Annual Report September 2014

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac, Series K020, Class A2
2.37%	05/25/40		$585,000	$572,032
Freddie Mac, Series KP01, Class X
3.27%	01/25/19		26,577,711	2,836,546
Ginnie Mae II Pool MA0243
2.00%	07/20/42	[3]	369,490	381,191
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39		2,345,962	2,399,523
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		2,046,871	2,076,418
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		282,828	66,833
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		690,390	92,169
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[3]	2,316,385	43,180
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[3]	5,369,914	74,024
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		321,943	32,728
Ginnie Mae, Series 2013-135, Class CS (IO)
6.05%	09/16/43	[3]	10,936,600	1,571,498

				55,817,916

Total Mortgage-Backed
(Cost $416,959,712)				426,396,338

MUNICIPAL BONDS — 1.55%*
Arizona — 0.24%
Arizona Health Facilities Authority, Banner
Health, Series B
0.97%	01/01/37	[3]	2,590,000	2,321,676

California — 0.02%
State of California, Build America Bonds
7.95%	03/01/36		150,000	183,119

Illinois — 0.73%
City of Chicago, Refunding Taxable Project,
Series E
6.05%	01/01/29		1,550,000	1,601,367
State of Illinois, Build America Bonds
6.20%	07/01/21		2,500,000	2,783,300
State of Illinois, Taxable Bonds
4.95%	06/01/23		2,100,000	2,178,624
State of Illinois, Taxable Pension Bonds
4.35%	06/01/18		565,000	590,741

				7,154,032

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.56%
City of New York, Build America Bonds,
Series F1
6.65%	12/01/31		$3,000,000	$3,577,470
New York City Municipal Water Finance
Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,905,684

				5,483,154

Total Municipal Bonds
(Cost $14,380,763)				15,141,981

MUTUAL FUNDS — 0.01%
Blackrock Build America Bond Fund
0.01%[9]			2,428	51,037

Total Mutual Funds
(Cost $44,300)

U.S. AGENCY SECURITIES — 1.49%
U.S. Agency Securities — 1.49%
Federal Farm Credit Bank
0.17%	09/14/16	[3]	3,545,000	3,545,860
0.18%	04/26/17	[3]	4,850,000	4,855,228
0.20%	04/17/17	[3]	3,630,000	3,635,808

Federal Home Loan Bank
0.22%	10/07/15	[3]	2,510,000	2,512,372

Total U.S. Agency Securities
(Cost $14,533,999)				14,549,268

U.S. TREASURY SECURITIES — 0.05%
U.S. Treasury Notes — 0.05%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15	[10]	460,000	506,396

Total U.S. Treasury Securities
(Cost $510,253)

Total Bonds – 86.94%
(Cost $831,628,922)				847,469,738

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 114

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.48%
Commercial Paper — 0.58%
RBS Holdings USA, Inc.
0.19%[11]	10/27/14		$5,660,000	$5,659,289

Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.01%[9]			9,720,000	9,720,000
Morgan Stanley Institutional Fund
0.04%[9]			9,720,000	9,720,000

				19,440,000

U.S. Agency Discount Notes — 10.85%
Federal Home Loan Bank
0.05%[11]	12/02/14		4,000,000	3,999,964
0.06%[11]	11/05/14		20,000,000	19,999,083
0.06%[11]	03/20/15		7,685,000	7,684,278
0.06%[11]	11/21/14		10,000,000	9,999,957
0.06%[11]	11/26/14		9,865,000	9,864,952
0.08%[11]	10/15/14		21,000,000	20,999,777
0.08%[11]	10/29/14		20,705,000	20,704,827
0.08%[11]	11/07/14		6,500,000	6,499,687
0.08%[11]	10/31/14		6,040,000	6,039,945

				105,792,470

U.S. Treasury Bills — 0.05%
U.S. Treasury Bills
0.03%[11]	11/06/14	[12]	470,000	469,991

Total Short-Term Investments
(Cost $131,356,048)				131,361,750

Total Investments – 100.42%
(Cost $962,984,970)[1]				978,831,488

Liabilities in Excess of Other
Assets – (0.42)%				(4,089,125)

Net Assets – 100.00%				$974,742,363

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
135	U.S. Treasury Five Year Note,
	Expiration December 2014	$51,753
180	U.S. Treasury Ten Year Note,
	Expiration December 2014	174,005
28	U.S. Treasury Thirty Year Long Bond, Expiration December 2014	44,563

	Net unrealized appreciation	$270,321

Notes:

[1]	Cost for federal income tax purposes is $962,985,137 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$18,500,083
Gross unrealized (depreciation)	(2,653,732)

Net unrealized appreciation	$15,846,351

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Floating rate security. The rate disclosed was in effect at September 30, 2014.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[6]	Expected maturity date.
[7]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $60,251, which is 0.01% of total net assets.
[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2014.
[9]	Represents the current yield as of September 30, 2014.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $469,991.
†	Fair valued security. The aggregate value of fair valued securities is $5,678,913, which is 0.58% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

115 / Semi-Annual Report September 2014

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 84.75%
BANK LOANS — 72.97%*
Automotive — 1.46%
Chrysler Group LLC, Term Loan B
3.50%	05/24/17	[2]	$489,198	$485,989
Goodyear Tire & Rubber Co., Term Loan,
2nd Lien
4.75%	04/30/19	[2]	500,000	499,923
Henniges Automotive Holdings, Inc.,
Term Loan B, 1st Lien
6.00%	06/03/21	[2]	997,500	1,009,969

				1,995,881

Communications — 4.95%
Charter Communications Operating LLC,
Term Loan G, 1st Lien
4.25%	09/10/21	[2]	1,000,000	998,805
Cincinnati Bell, Term Loan, 1st Lien
4.00%	09/10/20	[2]	495,000	491,287
Consolidated Communications, Inc.,
Term Loan B, 1st Lien
4.25%	12/23/20	[2]	496,250	495,630
eResearchTechnology, Inc., Term Loan B,
1st Lien
6.00%	05/02/18	[2]	640,188	641,788
Intelsat Jackson Holdings SA, Term Loan B1,
1st Lien (Luxembourg)
3.75%	06/30/19	[2,3]	481,872	475,065
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.00%	01/15/20	[2]	1,000,000	983,625
Numericable U.S. LLC, Term Loan B1,
1st Lien
4.50%	05/21/20	[2]	536,154	533,425
Numericable U.S. LLC, Term Loan B2,
1st Lien
4.50%	05/21/20	[2]	463,846	461,485
Univision Communications, Inc.,
Converted Extended Term Loan, 1st Lien
4.00%	03/01/20	[2]	272,097	267,421
Univision Communications, Inc.,
Incremental Term Loan 2013
4.00%	03/01/20	[2]	177,300	174,149
WideOpenWest Finance LLC, Term Loan B,
1st Lien
4.75%	04/01/19	[2]	730,134	728,915
Windstream Corp., Term Loan B4, 1st Lien
3.50%	01/23/20	[2]	493,719	488,781

				6,740,376

Consumer Discretionary — 3.86%
Container Store, Facility Term Loan
4.25%	04/06/19	[2]	315,365	309,846

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
3.50%	10/25/20	[2]	$883,333	$870,817
La Quinta Intermediate Holdings LLC,
Term Loan B, 1st Lien
4.00%	04/14/21	[2]	461,938	457,512
Laureate Education, Inc., Term Loan B,
1st Lien,
5.00%	06/15/18	[2]	987,315	948,642
Regent Seven Seas Cruises LLC,
Term Loan B, 1st Lien
3.75%	12/21/18	[2]	715,439	711,862
Spectrum Brands Holding, Inc., Term Loan,
1st Lien
3.50%	09/04/19	[2]	990,000	981,956
Spin Holdco, Inc., Term Loan B, 1st Lien
4.25%	11/14/19	[2]	991,259	975,776

				5,256,411

Consumer Products — 2.16%
Arysta LifeScience SPC LLC, Term Loan,
1st Lien
4.50%	05/29/20	[2]	237,000	235,222
Dell, Inc., Term Loan B, 1st Lien
4.50%	04/29/20	[2]	921,781	916,698
DS Waters of America, Inc., Term Loan,
1st Lien
5.25%	08/30/20	[2]	990,000	1,002,375
Reynolds Group Holdings, Inc.,
Incremental Term Loan
4.00%	12/01/18	[2]	790,511	783,495

				2,937,790

Electric — 9.72%
Calpine Corp., Term Loan B3, 1st Lien
4.00%	10/09/19	[2]	493,703	489,726
Calpine Corp., Term Loan, 1st Lien
4.00%	10/31/20	[2]	496,250	492,280
Dynegy, Inc., Term Loan B2, 1st Lien
4.00%	04/23/20	[2]	592,500	588,892
EFS Cogen Holdings I LLC, Term Loan B,
1st Lien
3.75%	12/17/20	[2]	878,589	876,670
Empire Generating Co. LLC, Term Loan B,
1st Lien
5.25%	03/13/21	[2]	930,109	921,970
Empire Generating Co. LLC, Term Loan C,
1st Lien
5.25%	03/14/21	[2]	65,217	64,647
Entegra Holdings LLC, Term Loan,
2nd Lien (PIK)
10.00%	03/27/17	2,4,5,†	1,052,334	1,057,591

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 116

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Equipower Resources Holdings LLC,
Term Loan C, 1st Lien
4.25%	12/31/19	[2]	$992,466	$990,233
Essential Power LLC, Term Loan B
4.75%	08/08/19	[2]	877,736	884,319
ExGen Texas Power LLC, Term Loan B, 1st
Lien
5.75%	09/16/21	[2]	1,500,000	1,488,750
GIM Channelview Cogeneration LLC,
Term Loan B, 1st Lien
4.25%	05/08/20	[2]	1,344,206	1,344,212
Moxie Liberty LLC (Panda),
Term Loan, 1st Lien
7.50%	08/21/20	[2]	1,000,000	1,022,500
Moxie Patriot LLC (Panda),
Term Loan B1, 1st Lien
6.75%	12/19/20	[2]	1,000,000	1,022,500
Panda Sherman Power LLC,
Construction Term Loan Advance
9.00%	09/14/18	[2]	199,562	204,177
Panda Temple Power II LLC
7.25%	04/03/19	[2]	280,000	287,000
Utility Services Associates, Term Loan B,
1st Lien
6.75%	10/18/19	[2]	992,500	997,463
Viva Alamo LLC, Term Loan B, 1st Lien
4.75%	02/22/21	[2]	497,500	493,147

				13,226,077

Energy — 9.88%
Atlas Energy LP, Term Loan, 1st Lien
6.50%	07/31/19	[2]	990,000	998,663
Drillships Ocean Ventures, Inc.,
Term Loan B, 1st Lien
5.50%	07/18/21	[2]	500,000	486,250
EMG Utica LLC, Term Loan B, 1st Lien
4.75%	03/27/20	[2]	1,100,000	1,101,375
EP Energy LLC, Term Loan B2, 1st Lien
4.50%	04/30/19	[2]	187,500	187,031
Foresight Energy LLC, Term Loan, 1st Lien
5.50%	08/21/20	[2]	649,850	652,693
FREIF North American Power I LLC,
Term Loan B, 1st Lien
4.75%	03/29/19	[2]	403,118	405,638
FREIF North American Power I LLC,
Term Loan C, 1st Lien
4.75%	03/29/19	[2]	65,930	66,342
Harvey Gulf International Marine,
Term Loan B, 1st Lien
5.50%	06/18/20	[2]	1,485,000	1,465,049

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
MEG Energy Corp., Term Loan B, 1st Lien
(Canada)
3.75%	03/31/20	[2,3]	$493,657	$491,717
Murray Energy Corp., Term Loan B, 1st Lien
5.25%	12/05/19	[2]	995,000	994,846
Northeast Wind Capital II LLC, Term Loan B,
1st Lien
5.00%	11/07/20	[2]	936,762	949,643
Offshore Group Investment Ltd.,
Term Loan B, 1st Lien
5.00%	10/25/17	[2]	397,922	383,748
Offshore Group Investment Ltd.,
Term Loan, 2nd Lien (Cayman Islands)
5.75%	03/28/19	[2,3]	325,050	313,369
Pacific Drilling SA, Term Loan B, 1st Lien
4.50%	06/03/18	[2]	987,500	957,875
Peabody Energy Corp., Term Loan, 1st Lien
4.25%	09/24/20	[2]	990,000	967,725
Power Buyer LLC, Delayed-Draw Term Loan,
1st Lien
4.25%	05/06/20	[2]	55,686	54,711
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[2]	1,045,533	1,027,236
Seadrill Operating LP, Term Loan B, 1st Lien
(Bermuda)
4.00%	02/21/21	[2,3]	496,250	473,609
TGGT Holdings LLC, Term Loan B
6.50%	11/15/18	[2]	481,250	477,641
TPF II LC LLC, Term Loan, 1st Lien
7.75%	08/21/19	[2]	974,632	992,907

				13,448,068

Entertainment — 0.36%
AMC Entertainment, Inc., Term Loan B,
1st Lien
3.50%	04/30/20	[2]	493,734	488,693

Finance — 1.37%
Delos Finance SARL, Term Loan B, 1st Lien
3.50%	03/06/21	[2]	1,000,000	989,375
Nuveen Investments, Inc., Term Loan B,
1st Lien
4.16%	05/13/17	[2]	880,000	878,975

				1,868,350

Food — 2.54%
Del Monte Foods Inc., Term Loan, 1st Lien
4.26%	02/18/21	[2]	497,500	467,444
Diamond Foods, Inc., Term Loan, 1st Lien
4.25%	08/20/18	[2]	497,500	492,838

See accompanying notes to Schedule of Portfolio Investments.

117 / Semi-Annual Report September 2014

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Food (continued)
New Hostess Brands Acquisition LLC, Term
Loan, 1st Lien
6.75%	04/09/20[2]	$995,000	$1,021,119
Pinnacle Foods LLC, Term Loan H, 1st Lien
3.25%	04/29/20[2]	495,000	485,630
Post Holdings, Inc., Term Loan B, 1st Lien
3.75%	05/23/21[2]	997,500	989,949

			3,456,980

Gaming — 3.54%
American Casino & Entertainment Properties
LLC, Term Loan B, 1st Lien
4.50%	07/03/19[2]	493,750	490,664
Bally Technologies, Inc., Term Loan
4.25%	11/25/20[2]	104,409	104,083
Boyd Gaming Corp., Term Loan B, 1st Lien
4.00%	08/14/20[2]	753,792	744,546
CCM Merger, Inc./Motorcity Casino,
Term Loan B, 1st Lien
4.50%	07/18/21[2]	489,796	486,125
Golden Nugget, Inc., Delayed-Draw
Term Loan, 1st Lien
5.50%	11/21/19[2]	297,750	300,355
Golden Nugget, Inc., Term Loan B, 1st Lien
5.50%	11/06/19[2]	694,750	700,829
Las Vegas Sands LLC, Term Loan B, 1st Lien
3.25%	12/19/20[2]	992,500	987,443
Penn National Gaming, Inc., Term Loan B
3.25%	10/30/20[2]	29,775	29,564
Tropicana Entertainment, Inc., Term Loan,
1st Lien
4.00%	11/18/20[2]	990,000	972,675

			4,816,284

Health Care — 6.44%
Accellent, Inc., Term Loan, 1st Lien
4.50%	03/12/21[2]	497,500	489,540
Biomet, Inc., Term Loan B, 1st Lien
3.65%	07/25/17[2]	464,819	462,155
Carestream Health (Onex) LLC, Term Loan,
1st Lien
5.00%	06/07/19[2]	327,362	327,392
CHS/Community Health Systems, Inc.,
Term Loan D, 1st Lien
4.25%	01/27/21[2]	992,500	990,818
DaVita Healthcare Partners, Inc.,
Term Loan B, 1st Lien
3.50%	06/19/21[2]	997,500	987,964
DJO Finance LLC/DJO Finance Corp.,
Term Loan B
4.25%	09/15/17[2]	282,806	281,334

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Jazz Pharmaceuticals, Inc.,
Term Loan B, 1st Lien
3.25%	06/12/18[2]	$992,500	$986,610
Mallinckrodt International Finance,
Term Loan B1, 1st Lien
3.50%	03/19/21[2]	750,000	740,857
Pharmaceutical Product Development, Inc.,
2013 Term Loan
4.00%	12/05/18[2]	196,500	194,862
RegionalCare Hospital Partners, Inc.,
Term Loan, 1st Lien
6.00%	04/21/19[2]	498,750	500,309
Salix Pharmaceuticals Ltd., Term Loan B,
1st Lien
4.25%	01/02/20[2]	962,500	961,446
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
0.00%	07/24/20[2]	500,000	499,375
6.00%	04/11/19[2]	135,800	136,139
Surgical Care Affiliates, Inc., Term Loan C
4.00%	06/30/18[2]	493,750	489,738
Valeant Pharmaceuticals International, Inc.,
Term Loan (Canada)
3.75%	08/05/20[2,3]	720,704	713,317

			8,761,856

Industrials — 14.32%
Ardagh Holdings USA, Inc., Term Loan B,
1st Lien
4.00%	12/17/19[2]	497,500	491,281
BWAY Holding Co., Term Loan B, 1st Lien
5.50%	08/08/20[2]	997,500	998,128
Clondalkin Acquisition BV, Term Loan,
1st Lien (Netherlands)
4.50%	05/31/20[2,3]	493,750	485,109
Consolidated Container Co. LLC,
Term Loan B, 1st Lien
5.00%	07/03/19[2]	493,703	486,453
Consolidated Container Co. LLC,
Term Loan B, 2nd Lien
7.75%	01/03/20[2]	1,000,000	975,000
Excelitas Technologies Corp., Term Loan,
1st Lien
6.00%	11/02/20[2]	489,750	490,157
Filtration Group, Inc., Term Loan B, 1st Lien
4.50%	11/20/20[2]	496,250	495,009
Intelligrated, Inc., Term Loan, 1st Lien
4.50%	07/30/18[2]	1,487,410	1,465,099
Interline Brands, Inc., Term Loan, 1st Lien
4.00%	03/21/21[2]	995,000	979,762
Jazz Acquisition, Inc., Term Loan, 1st Lien
4.50%	06/19/21[2]	498,788	495,982

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 118

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Jazz Acquisition, Inc., Term Loan, 2nd Lien
7.75%	06/26/22[2]	$1,500,000	$1,494,375
Mauser Holding Gmbh, Term Loan, 1st Lien
4.50%	06/30/21[2]	1,000,000	996,875
Maxim Crane Works LP, Term Loan B,
2nd Lien
10.25%	11/26/18[2]	1,000,000	1,022,920
Multi Packaging Solutions Inc.
4.25%	09/30/20[2]	497,500	492,836
OSG Bulk Ships, Inc.,
Term Loan B-Exit, 1st Lien
5.25%	07/08/19[2]	498,750	497,089
OSG International, Inc.,
Term Loan B-Exit, 1st Lien
5.75%	07/08/19[2]	498,750	497,503
Patheon, Inc., Term Loan B, 1st Lien
4.25%	03/11/21[2]	997,500	976,842
Penn Engineering & Manufacturing Corp.,
Term Loan, 1st Lien
4.50%	08/15/21[2]	500,000	499,167
PGT, Inc., Term Loan B, 1st Lien
5.25%	09/17/21[2]	1,000,000	999,375
Ply Gem Industries, Inc., Term Loan, 1st Lien
4.00%	02/01/21[2]	497,500	489,105
Polarpack, Inc./WNA Holdings, Inc.,
Term Loan B, 1st Lien
4.50%	06/07/20[2]	162,445	160,821
Polarpack, Inc./WNA Holdings, Inc.,
Term Loan, 1st Lien
4.50%	06/07/20[2]	312,211	309,089
Polymer Group, Inc., Term Loan B, 1st Lien
5.25%	12/19/19[2]	995,620	994,998
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	08/22/20[2]	990,000	973,913
TNT Crane & Rigging, Inc., Term Loan,
1st Lien
5.50%	11/27/20[2]	992,874	994,115
WTG Holdings III Corp., Term Loan, 1st Lien
4.75%	01/15/21[2]	496,250	491,287
WTG Holdings III Corp., Term Loan, 2nd Lien
8.50%	12/12/21[2]	250,000	245,450

			19,497,740

Information Technology — 2.14%
Activision Blizzard, Inc., Term Loan, 1st Lien
3.25%	10/12/20[2]	627,150	626,328
First Data Corp., Extended Term Loan 2021
4.15%	03/24/21[2]	230,043	227,240
First Data Corp., Term Loan B1, 1st Lien
3.65%	09/24/18[2]	300,000	294,219

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
First Data Corp., Term Loan C1, 1st Lien
3.65%	03/23/18[2]	$500,000	$491,095
Freescale Semiconductor, Inc.,
Term Loan B5, 1st Lien
5.00%	01/15/21[2]	495,000	494,035
Freescale Semiconductor, Inc.,
Term Loan, Tranche B4
4.25%	02/28/20[2]	285,666	281,873
Zebra Technologies Corp., Term Loan B, 1st
Lien
0.00%	09/30/21[2]	500,000	496,250

			2,911,040

Insurance — 1.29%
AssuredPartners, Inc., Term Loan, 1st Lien
4.50%	04/02/21[2]	500,000	494,377
AssuredPartners, Inc., Term Loan, 2nd Lien
7.75%	04/02/22[2]	500,000	495,000
Asurion LLC, Incremental Tranche,
Term Loan B1
5.00%	05/24/19[2]	767,978	765,340

			1,754,717

Materials — 2.53%
Chromaflo Technologies Corp., Term Loan B,
1st Lien
4.50%	12/02/19[2]	992,500	982,575
Hoffmaster Group, Inc., Term Loan, 2nd Lien
10.00%	05/06/21[2]	500,000	497,500
Orion Engineered Carbons,
Term Loan B, 1st Lien
5.00%	07/25/21[2]	500,000	503,125
Royal Adhesives and Sealants LLC,
Term Loan B, 1st Lien
5.50%	07/26/18[2]	485,085	488,420
Tata Chemicals North America, Inc.,
Term Loan B, 1st Lien
3.75%	08/07/20[2]	987,500	980,094

			3,451,714

Real Estate Investment Trust (REIT) — 0.69%
Realogy Group LLC
0.01%	10/10/16[2]	13,902	13,773
Realogy Group LLC, Term Loan B, 1st Lien
3.75%	03/05/20[2]	937,655	922,418

			936,191

Retail — 1.20%
Hudson’s Bay Co., Term Loan B, 1st Lien
4.75%	11/04/20[2]	1,165,500	1,166,590

See accompanying notes to Schedule of Portfolio Investments.

119 / Semi-Annual Report September 2014

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Retail (continued)
Serta Simmons Holdings LLC, Term Loan B,
1st Lien
4.25%	10/01/19[2]	$468,056	$464,548

			1,631,138

Services — 2.03%
Bright Horizons Family Solutions, Inc.,
Term Loan, 1st Lien
3.75%	01/30/20[2]	493,719	488,781
Ceridian Corp., Replacement Term Loan B-1
4.15%	09/14/20[2]	484,322	483,339
ESH Hospitality, Inc., Term Loan B, 1st Lien
5.00%	06/06/19[2]	1,000,000	1,003,750
Protection One, Term Loan, 1st Lien
4.25%	03/21/19[2]	790,916	787,788

			2,763,658

Transportation — 2.49%
Air Canada, Term Loan B, 1st Lien (Canada)
5.50%	09/20/19[2,3]	708,225	717,963
American Airlines, Inc., Term Loan B
3.75%	06/27/19[2]	987,500	972,441
Delta Air Lines, Inc., Term Loan B, 1st Lien
3.25%	04/20/17[2]	196,954	194,936
Navios Maritime Partners LP, Term Loan B,
1st Lien (Greece)
5.25%	06/27/18[2,3]	1,482,525	1,499,819

			3,385,159

Total Bank Loans
(Cost $99,541,662)			99,328,123

CORPORATES — 9.87%*
Banking — 0.37%
Bank of America N.A. (BKNT)
0.53%	06/15/17[2]	500,000	496,901

Communications — 1.36%
Verizon Communications, Inc.
1.98%	09/14/18[2]	1,750,000	1,845,114

Energy — 2.22%
Chesapeake Energy Corp.
3.48%	04/15/19[2]	2,000,000	2,012,500
Enbridge, Inc. (Canada)
0.88%	10/01/16[2,3]	1,000,000	1,003,516

			3,016,016

Finance — 3.03%
Chase Capital II, Series B
0.74%	02/01/27[2]	500,000	441,250

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
0.78%	08/25/36[2]	$1,000,000	$813,446
General Electric Capital Corp. (MTN)
0.71%	08/15/36[2]	850,000	736,958
Goldman Sachs Group, Inc. (MTN)
1.84%	11/29/23[2]	1,000,000	1,029,949
JPMorgan Chase Capital XXI, Series U
1.19%	02/02/37[2]	1,000,000	862,500
JPMorgan Chase Capital XXIII
1.23%	05/15/47[2]	300,000	244,500

			4,128,603

Food — 0.35%
Post Holdings, Inc.
6.75%	12/01/21[6]	500,000	482,500

Health Care — 0.74%
Lifepoint Hospitals, Inc.
5.50%	12/01/21	500,000	508,750
Valeant Pharmaceuticals International, Inc.
(Canada)
5.62%	12/01/21[3,6]	500,000	500,025

			1,008,775

Industrials — 0.71%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
3.23%	12/15/19[2,3,6]	1,000,000	971,250

Real Estate Investment Trust (REIT) — 0.38%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21	500,000	515,000

Transportation — 0.71%
American Airlines Pass-Through Trust,
Series 2013-2, Class B
5.60%	07/15/20[6]	938,287	971,127

Total Corporates
(Cost $13,059,104)			13,435,286

MUNICIPAL BONDS — 0.50%*
Arizona — 0.50%
Arizona Health Facilities Authority, Banner
Health, Series B
0.97%	01/01/37[2]	750,000	672,300

Total Municipal Bonds
(Cost $571,617)

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 120

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
Arizona (continued)

U.S. AGENCY SECURITIES — 1.41%
U.S. Agency Securities — 1.41%

Federal Farm Credit Bank
0.17%	09/14/16[2]	$635,000	$635,154
0.18%	04/26/17[2]	680,000	680,733
0.20%	04/17/17[2]	605,000	605,968

Total U.S. Agency Securities
(Cost $1,919,833)			1,921,855

Total Bonds – 84.75%
(Cost $115,092,216)			115,357,564

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 11.35%
Money Market Funds — 2.01%
Dreyfus Cash Advantage Fund
0.01%[7]		1,367,000	1,367,000
Morgan Stanley Institutional Fund
0.04%[7]		1,367,000	1,367,000

			2,734,000

U.S. Agency Discount Notes — 9.34%
Fannie Mae
0.03%[8]	01/12/15	805,000	804,981
0.08%[8]	10/07/14	700,000	699,997
Federal Home Loan Bank
0.07%[8]	10/01/14	1,300,000	1,300,000
0.08%[8]	10/29/14	3,365,000	3,364,972
0.08%[8]	10/31/14	3,330,000	3,329,970
0.09%[8]	10/17/14	3,221,000	3,220,961

			12,720,881

Total Short-Term Investments
(Cost $15,454,362)			15,454,881

Value
Total Investments – 96.10%
(Cost $130,546,578)[1]	$130,812,445

Cash and Other Assets, Less
Liabilities – 3.90%	5,304,458

Net Assets – 100.00%	$136,116,903

Notes:

[1]	Cost for federal income tax purposes is $130,546,612 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$953,611
Gross unrealized (depreciation)	(687,778)

Net unrealized appreciation	$265,833

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2014.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,057,591, which is 0.78% of total net assets.

[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[7]	Represents the current yield as of September 30, 2014.

[8]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $1,057,591, which is 0.78% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

121 / Semi-Annual Report September 2014

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 81.92%
ASSET-BACKED SECURITIES — 20.18%**
321 Henderson Receivables I LLC,
Series 2014-2A, Class B
4.48%	01/15/75	[2]	$485,000	$485,973
Alm Loan Funding, Series 2012-7A, Class A1
(Cayman Islands)
1.65%	10/19/24	[2,3,4]	500,000	499,435
American Money Management Corp.,
Series 2014-14A, Class A1L
1.80%	07/27/26	[2,4]	490,000	489,924
Amur Finance IA LLC/Jet Midwest,
Series 2014-1, Class A
11.00%	12/17/17	2,†	667,167	667,164
ARES CLO Ltd., Series 2007-12A, Class A
(Cayman Islands)
0.86%	11/25/20	[2,3,4]	365,533	364,099
ARES XXVI CLO Ltd., Series 2013-1A,
Class A (Cayman Islands)
1.33%	04/15/25	[2,3,4]	500,000	492,381
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E1
6.25%	04/20/16		219,558	220,409
Axis Equipment Finance Receivables LLC,
Series 2012-1I, Class E2
7.00%	03/20/17		250,000	251,238
Babson CLO Ltd., Series 2013-IA, Class A
(Cayman Islands)
1.33%	04/20/25	[2,3,4]	500,000	493,199
Babson CLO Ltd., Series 2014-IA, Class A1
(Cayman Islands)
1.72%	07/12/25	[2,3,4]	500,000	500,452
Babson CLO Ltd., Series 2014-IIA, Class A
(Cayman Islands)
1.66%	10/17/26	[2,3,4]	430,000	430,158
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
0.52%	01/25/35	[2,4]	394,180	366,592
Bayview Commercial Asset Trust,
Series 2006-4A, Class A1
0.38%	12/25/36	[2,4]	1,203,389	1,096,749
Bayview Commercial Asset Trust,
Series 2007-3, Class A1
0.40%	07/25/37	[2,4]	543,620	486,386
BlueMountain CLO Ltd., Series 2013-1A,
Class A1 (Cayman Islands)
1.43%	05/15/25	[2,3,4]	580,000	575,176
BlueMountain CLO Ltd., Series 2013-4A,
Class C (Cayman Islands)
2.88%	04/15/25	[2,3,4]	140,000	135,643
Cent CLO LP, Series 2013-17A, Class A1
(Cayman Islands)
1.54%	01/30/25	[2,3,4]	580,000	575,640

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Cent CLO LP, Series 2013-19A, Class A1A
(Cayman Islands)
1.56%	10/29/25	[2,3,4]	$500,000	$497,453
CIFC Funding Ltd., Series 2012-2A,
Class A1L (Cayman Islands)
1.63%	12/05/24	[2,3,4]	600,000	598,718
CIT Education Loan Trust, Series 2007-1,
Class A
0.32%	03/25/42	[2,4]	1,575,177	1,507,034
Cronos Containers Program Ltd.,
Series 2012-2A, Class A (Bermuda)
3.81%	09/18/27	[2,3]	320,000	320,325
Crystal River, Series 2005-1A, Class A
(Cayman Islands)
0.59%	03/02/46	2,3,4,†	470,845	28,249
Dryden Senior Loan Fund,
Series 2013-26A, Class C (Cayman Islands)
2.73%	07/15/25	[2,3,4]	525,000	501,283
Dryden Senior Loan Fund,
Series 2014-33A, Class A (Cayman Islands)
1.70%	07/15/26	[2,3,4]	430,000	429,361
Dryden XXII Senior Loan Fund,
Series 2013-30A, Class C (Cayman Islands)
3.08%	11/15/25	[2,3,4]	625,000	614,181
Education Loan Asset-Backed Trust, Series
2013-1A, Class A2
0.96%	04/26/32	[2,4]	645,000	645,726
EFS Volunteer LLC, Series 2010-1, Class A2
1.08%	10/25/35	[2,4]	800,000	798,518
Flatiron CLO Ltd.
1.62%	07/17/26	[2,4]	500,000	498,025
GE Business Loan Trust, Series 2004-1,
Class A
0.44%	05/15/32	[2,4]	886,771	872,053
GE Business Loan Trust, Series 2004-2A,
Class A
0.37%	12/15/32	[2,4]	271,512	264,885
GE Business Loan Trust, Series 2005-1A,
Class A3
0.40%	06/15/33	[2,4]	824,163	800,427
GE Business Loan Trust, Series 2005-2A,
Class A
0.39%	11/15/33	[2,4]	863,293	838,371
Global SC Finance SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/24	[2,3]	560,500	554,630
GoldenTree Loan Opportunities VII Ltd.,
Series 2013-7A, Class A (Cayman Islands)
1.38%	04/25/25	[2,3,4]	600,000	593,080
GoldenTree Loan Opportunities VIII Ltd.,
Series 2014-8A, Class A (Cayman Islands)
1.68%	04/19/26	[2,3,4]	600,000	599,618

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 122

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Higher Education Funding, Series 2014-1,
Class A
1.29%	05/25/34	[2,4]	$490,289	$486,910
ING Investment Management CLO Ltd.,
Series 2013-2A, Class A1
1.38%	04/25/25	[2,4]	500,000	494,045
ING Investment Management Ltd.,
Series 2012-4A, Class A1 (Cayman Islands)
1.62%	10/15/23	[2,3,4]	500,000	499,187
J.G. Wentworth XXX LLC, Series 2013-3A,
Class B
5.54%	01/15/75	[2]	590,000	646,297
LCM XIV LP, Series 14A, Class C
(Cayman Islands)
2.98%	07/15/25	[2,3,4]	550,000	532,403
Leaf II Receivables Funding LLC,
Series 2013-1, Class E2
6.00%	09/15/21	[2]	520,000	494,147
Limerock CLO, Series 2014-2A, Class A
(Cayman Islands)
1.73%	04/18/26	[2,3,4]	580,000	580,288
National Collegiate Student Loan Trust,
Series 2006-1, Class A3
0.34%	05/25/26	[4]	373,596	371,059
National Collegiate Student Loan Trust,
Series 2007-2, Class A2
0.28%	06/26/28	[4]	550,772	537,717
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
1.10%	11/25/43	[2,4]	500,000	502,079
Neuberger Berman CLO Ltd.,
Series 2014-16A, Class A1
1.70%	04/15/26	[2,4]	580,000	579,398
Nomad CLO Ltd., Series 2013-1A, Class A1
(Cayman Islands)
1.43%	01/15/25	[2,3,4]	580,000	575,090
Oak Hill Credit Partners, Series 2012-7A,
Class A (Cayman Islands)
1.65%	11/20/23	[2,3,4]	500,000	499,101
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,4,5,†	500,000	499,998
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[2]	348,764	360,949
Scholar Funding Trust, Series 2012-B,
Class A2
1.25%	03/28/46	[2,4]	1,000,000	1,024,909
SLC Student Loan Trust, Series 2004-1,
Class B
0.52%	08/15/31	[4]	577,118	530,954
SLC Student Loan Trust, Series 2005-2,
Class B
0.51%	03/15/40	[4]	468,875	423,461

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2005-3,
Class B
0.48%	06/15/40	[4]	$253,008	$230,318
SLC Student Loan Trust, Series 2006-2,
Class B
0.46%	12/15/39	[4]	584,307	523,792
SLC Student Loan Trust, Series 2008-2,
Class B
1.98%	09/15/22	[4]	240,000	241,648
SLM Student Loan Trust, Series 2004-2,
Class B
0.70%	07/25/39	[4]	584,975	546,696
SLM Student Loan Trust, Series 2005-4,
Class B
0.41%	07/25/40	[4]	603,552	543,460
SLM Student Loan Trust, Series 2005-9,
Class B
0.53%	01/25/41	[4]	667,217	613,265
SLM Student Loan Trust, Series 2006-2,
Class A6
0.40%	01/25/41	[4]	1,200,000	1,114,828
SLM Student Loan Trust, Series 2007-6,
Class B
1.08%	04/27/43	[4]	322,883	295,560
SLM Student Loan Trust, Series 2007-7,
Class B
0.98%	10/25/28	[4]	215,000	195,918
SLM Student Loan Trust, Series 2007-8,
Class B
1.23%	04/27/43	[4]	609,513	571,873
SLM Student Loan Trust, Series 2008-2,
Class B
1.43%	01/25/29	[4]	340,000	312,208
SLM Student Loan Trust, Series 2008-3,
Class B
1.43%	04/25/29	[4]	340,000	314,711
SLM Student Loan Trust, Series 2008-4,
Class A4
1.88%	07/25/22	[4]	1,500,000	1,579,870
SLM Student Loan Trust, Series 2008-4,
Class B
2.08%	04/25/29	[4]	340,000	343,019
SLM Student Loan Trust, Series 2008-5,
Class B
2.08%	07/25/29	[4]	235,000	242,119
SLM Student Loan Trust, Series 2008-6,
Class B
2.08%	07/25/29	[4]	340,000	343,072
SLM Student Loan Trust, Series 2008-7,
Class B
2.08%	07/25/29	[4]	340,000	342,602
SLM Student Loan Trust, Series 2008-8,
Class B
2.48%	10/25/29	[4]	340,000	357,647

See accompanying notes to Schedule of Portfolio Investments.

123 / Semi-Annual Report September 2014

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September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO Ltd., Series 2012-1A,
Class C (Cayman Islands)
3.53%	10/20/23	[2,3,4]	$625,000	$624,992
Sound Point CLO Ltd., Series 2013-2A,
Class E (Cayman Islands)
4.83%	07/15/25	[2,3,4]	235,000	203,205
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	2,†	456,221	543,890
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	2,†	450,000	558,957
Symphony CLO Ltd., Series 2012-9A,
Class C (Cayman Islands)
3.48%	04/16/22	[2,3,4]	575,000	575,034
Symphony CLO XIV Ltd., Series 2014-14A,
Class A2 (Cayman Islands)
1.71%	07/14/26	[2,3,4]	350,000	350,138
TAL Advantage LLC, Series 2006-1,
Class NOTE
0.35%	04/20/21	[2,4]	95,000	94,180
Triton Container Finance LLC,
Series 2007-1A, Class NOTE
0.29%	02/26/19	[2,4]	55,990	55,877

Total Asset-Backed Securities
(Cost $39,862,211)				40,449,426

BANK LOANS — 0.48%*
Electric — 0.00%
Boston Generating LLC, Term Loan, 1st Lien[6]
0.00%	12/31/14	4,7,8,9,†	107,166	–

Health Care — 0.29%
Valeant Pharmaceuticals International, Inc.,
Term Loan (Canada)
3.75%	08/05/20	[3,4]	597,147	591,027

Services — 0.19%
AABS Ltd. Loan, Series 2013-1, Class A
(STEP) (Bermuda)
4.72%	01/15/38	3,4,†	358,333	370,865

Total Bank Loans
(Cost $1,058,536)				961,892

CORPORATES — 9.87%*
Banking — 0.82%
Bank of America Corp. (MTN)
5.00%	05/13/21		1,090,000	1,198,689
First Chicago NBD Institutional Capital I
0.79%	02/01/27	[4]	500,000	443,125

				1,641,814

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 0.14%
Dynegy Escrow Holdings
0.00%	01/01/50	7,8,†	$1,175,000	$–
GenOn Americas Generation LLC
8.50%	10/01/21		300,000	282,375

				282,375

Energy — 0.66%
Energy Transfer Partners LP
3.26%	11/01/66	[4]	1,400,000	1,324,750

Finance — 4.94%
Astoria Depositor Corp.
8.14%	05/01/21	[2]	950,000	1,018,875
Chase Capital II, Series B
0.74%	02/01/27	[4]	1,500,000	1,323,750
Chase Capital VI
0.86%	08/01/28	[4]	500,000	436,875
Citigroup, Inc.
0.78%	08/25/36	[4]	3,350,000	2,725,044
General Electric Capital Corp. (MTN)
0.62%	05/05/26	[4]	819,000	783,981
0.71%	08/15/36	[4]	2,500,000	2,167,525
General Motors Financial Co., Inc.,
Series 3YR
3.00%	09/25/17		1,000,000	1,011,250
JPMorgan Chase Capital XIII, Series M
1.18%	09/30/34	[4]	300,000	260,625
JPMorgan Chase Capital XXIII
1.23%	05/15/47	[4]	200,000	163,000

				9,890,925

Insurance — 0.51%
Farmers Exchange Capital II
6.15%	11/01/53	[2,4]	900,000	1,025,880

Real Estate Investment Trust (REIT) — 0.26%
HCP, Inc.
7.07%	06/08/15		500,000	521,341

Transportation — 2.54%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		849,571	912,227
AWAS Aviation Capital Ltd. (Ireland)
7.00%	10/15/16	[2,3]	431,600	440,750
Continental Airlines Pass-Through Trust,
Series 2007, Class 1B
6.90%	04/19/22		2,419,436	2,603,797
Delta Air Lines Pass-Through Trust,
Series 2002, Class G1
6.72%	01/02/23		602,335	701,721

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 124

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust,
Series 2004, Class G1
0.61%	08/15/16	[4]	$430,097	$422,914

				5,081,409

Total Corporates
(Cost $17,472,051)				19,768,494

MORTGAGE-BACKED — 50.62%**
Commercial Mortgage-Backed — 3.01%
Bayview Commercial Asset Trust,
Series 2008-4, Class A3
2.90%	07/25/38	[2,4]	665,000	652,779
Bayview Commercial Mortgage Pass-Through
Trust, Series 2006-SP1, Class M1
0.60%	04/25/36	[2,4]	1,275,000	1,167,697
Bear Stearns Commercial Mortgage
Securities Trust, Series 2004-PWR4,
Class A3
5.47%	06/11/41	[4]	32,774	32,772
Commercial Mortgage Trust,
Series 2006-C8, Class AAB
5.29%	12/10/46		136,005	137,106
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.74%	02/15/30		189,763	190,172
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,040,000	1,019,460
WF-RBS Commercial Mortgage Trust,
Series 2010-C8, Class A3
3.00%	08/15/45		1,055,000	1,051,496
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A2
3.79%	02/15/44	[2]	900,000	927,831
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class A4
3.67%	11/15/44		810,000	848,229

				6,027,542

Non-Agency Mortgage-Backed — 40.85%
ACE Securities Corp., Series 2003-MH1,
Class B1
6.50%	08/15/30	[2,4]	93,810	95,925
ACE Securities Corp., Series 2006-HE3,
Class A2C
0.30%	06/25/36	[4]	2,063,607	1,394,300
Adjustable Rate Mortgage Trust,
Series 2005-11, Class 2A12
2.64%	02/25/36	[4]	138,997	137,975
Adjustable Rate Mortgage Trust,
Series 2005-11, Class 2A41
2.64%	02/25/36	[4]	504,557	491,959

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 6A21
0.38%	09/25/35	[4]	$676,892	$650,267
Ameriquest Mortgage Securities, Inc.,
Series 2005-R2, Class M2
0.64%	04/25/35	[4]	1,200,000	1,190,822
Banc of America Alternative Loan Trust,
Series 2003-3, Class A4
5.75%	05/25/33		1,539,945	1,588,144
Banc of America Alternative Loan Trust,
Series 2005-2, Class 4A1
5.50%	03/25/20		402,634	407,758
Banc of America Funding Corp.,
Series 2006-3, Class 5A3
5.50%	03/25/36		1,081,487	1,042,087
Banco de Credito Y Securitizacion SA,
Series 2001-1, Class AF (Argentina)
8.00%	06/30/20	[2,3,7]	5,000	400
BCAP LLC Trust, Series 2011-RR3,
Class 1A5
2.71%	05/27/37	[2,4]	1,313,908	1,311,198
BCAP LLC Trust, Series 2007-AA1,
Class 1A2
0.32%	02/25/47	[4]	724,161	662,259
BCAP LLC Trust, Series 2009-RR4,
Class 1A1
9.50%	06/26/37	[2]	618,212	645,214
BCAP LLC Trust, Series 2010-RR11,
Class 3A2
2.76%	06/27/36	[2,4]	974,296	977,661
BCAP LLC Trust, Series 2011-RR3,
Class 5A3
2.76%	11/27/37	[2,4]	2,085,943	2,019,061
BCAP LLC Trust, Series 2011-RR4,
Class 1A3
2.85%	03/26/36	[2,4]	992,168	967,543
Bear Stearns ALT-A Trust, Series 2005-1,
Class A1
0.72%	01/25/35	[4]	860,191	835,160
Bear Stearns ARM Trust, Series 2005-2,
Class A1
2.58%	03/25/35	[4]	401,550	406,589
BHN I Mortgage Fund, Series 2000-1,
Class AF (Argentina)
8.00%	01/31/20	2,3,7,8,†	110	–
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
0.40%	06/25/36	[4]	2,150,000	1,989,475
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 8A1
2.57%	02/25/37	[4]	346,444	352,560

See accompanying notes to Schedule of Portfolio Investments.

125 / Semi-Annual Report September 2014

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citicorp Residential Mortgage Securities, Inc.,
Series 2007-1, Class A5 (STEP)
6.05%	03/25/37		$1,750,000	$1,715,730
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT3, Class M2
0.60%	05/25/35	[4]	1,100,000	1,072,562
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class A3
0.30%	11/25/36	[4]	646,932	644,590
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH2, Class A3
0.34%	03/25/37	[4]	2,300,827	2,263,212
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	09/01/33		593,920	661,670
Conseco Finance Securitizations Corp.,
Series 2002-1, Class A
6.68%	12/01/33	[4]	5,724	5,753
Conseco Finance, Series 2002-C,
Class BF1
8.00%	06/15/32	[4]	2,262,023	2,459,832
Conseco Finance, Series 2002-C,
Class BF2
8.00%	06/15/32	[2,4]	878,409	967,566
Conseco Financial Corp., Series 1996-7,
Class M1
7.70%	10/15/27	[4]	833,468	897,084
Conseco Financial Corp., Series 1997-3,
Class A7
7.64%	03/15/28	[4]	289,565	311,307
Conseco Financial Corp., Series 1998-3,
Class A6
6.76%	03/01/30	[4]	651,297	692,430
Conseco Financial Corp., Series 1998-4,
Class A6
6.53%	04/01/30	[4]	781,858	817,369
Conseco Financial Corp., Series 1998-4,
Class A7
6.87%	04/01/30	[4]	387,152	412,196
Conseco Financial Corp., Series 1999-5,
Class A5
7.86%	03/01/30	[4]	108,494	99,739
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2014-4R, Class 16A1
0.36%	02/27/36	[2,4]	974,100	957,991
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2B (STEP)
4.64%	02/25/37		1,654,971	1,232,860
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB2,
Class A2C (STEP)
4.64%	02/25/37		546,484	407,060

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB3,
Class A3 (STEP)
4.14%	03/25/37		$1,350,955	$836,079
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2006-FF18, Class A2B
0.26%	12/25/37	[4]	1,140,662	751,888
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF1, Class A2D
0.38%	01/25/38	[4]	3,256,126	2,069,031
First Franklin Mortgage Loan Asset-Backed
Certificates, Series 2007-FF2, Class A2B
0.26%	03/25/37	[4]	1,163,815	746,042
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.95%	04/19/36	[4]	943,570	842,215
Green Tree Home Improvement Loan Trust,
Series 1995-D, Class B2
7.45%	09/15/25		16,461	16,474
Green Tree Home Improvement Loan Trust,
Series 1995-F, Class B2
7.10%	01/15/21		2,415	2,416
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,4]	567,755	611,071
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,4]	835,020	892,364
Greenpoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A
0.34%	01/25/47	[4]	971,600	925,500
GSAMP Trust, Series 2005-HE5, Class M1
0.58%	11/25/35	[4]	1,285,000	1,228,220
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 2A1
2.66%	09/25/35	[4]	418,152	422,693
GSR Mortgage Loan Trust, Series 2007-AR2,
Class 5A1A
5.16%	05/25/47	[4]	1,276,707	1,262,371
Harborview Mortgage Loan Trust,
Series 2006-8, Class 2A1A
0.34%	07/21/36	[4]	493,169	403,299
Home Equity Loan Trust, Series 2007-3,
Class A4
1.65%	11/20/36	[4]	1,040,000	1,042,780
Home Equity Loan Trust, Series 2007-3,
Class APT
1.35%	11/20/36	[4]	697,658	698,943
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00%	09/25/37		923,584	883,594
Impac CMB Trust, Series 2004-4, Class 1A2
0.78%	09/25/34	[4]	883,243	818,547

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 126

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
4.61%	12/25/35	[4]	$988,524	$911,957
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX2, Class A1C
0.34%	04/25/37	[4]	2,642,440	1,956,240
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A3
6.61%	02/25/28		410,391	421,230
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A4
6.75%	02/25/28		172,761	179,642
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A4
6.49%	09/25/28		160,585	164,139
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A5
6.96%	09/25/28	[4]	387,063	409,028
IndyMac Manufactured Housing Contract,
Series 1998-2, Class A2
6.17%	08/25/29		45,979	46,610
IndyMac Manufactured Housing Contract,
Series 1998-2, Class A4
6.64%	08/25/29	[4]	455,210	454,262
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AF6 (STEP)
4.57%	03/25/47		1,389,925	1,083,397
JPMorgan Mortgage Trust, Series 2006-S2,
Class 2A2
5.88%	06/25/21		867,524	871,466
JPMorgan Mortgage Trust, Series 2007-S1,
Class 1A2
5.50%	03/25/22		636,392	638,473
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class A6
6.47%	04/15/40	[4]	594,880	655,922
Lehman XS Trust, Series 2006-13,
Class 1A2
0.32%	09/25/36	[4]	1,133,490	955,190
Lehman XS Trust, Series 2006-19,
Class A2
0.32%	12/25/36	[4]	1,084,063	893,063
Lehman XS Trust, Series 2006-9,
Class A1B
0.32%	05/25/46	[4]	1,134,889	942,207
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
0.44%	05/25/37	[4]	1,810,500	1,198,044
Merrill Lynch Alternative Note Asset,
Series 2007-A3, Class A2D
0.48%	04/25/37	[4]	1,696,107	336,232

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-HE2, Class A2C
1.32%	08/25/35	[4]	$709,726	$706,876
Mid-State Trust, Series 11, Class B
8.22%	07/15/38		14,321	15,312
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,032,753	1,241,238
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		714,259	779,445
Mid-State Trust, Series 2005-1, Class A
5.74%	01/15/40		278,139	302,145
Mid-State Trust, Series 6, Class A3
7.54%	07/01/35		412,385	442,803
Mid-State Trust, Series 6, Class A4
7.79%	07/01/35		33,602	36,113
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.02%	09/25/34	[4]	903,773	876,878
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36	[4]	3,123,075	1,824,947
Oakwood Mortgage Investors, Inc.,
Series 1998-A, Class M
6.82%	05/15/28	[4]	733,466	793,702
Oakwood Mortgage Investors, Inc.,
Series 1998-D, Class A
6.40%	01/15/29		360,206	367,321
Oakwood Mortgage Investors, Inc.,
Series 1999-A, Class A2
5.89%	04/15/29		79,416	80,083
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99%	12/15/26		812,124	869,712
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3
5.90%	09/15/22	[4]	1,306,360	1,144,046
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03%	05/15/24	[4]	743,972	741,700
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 2A1B
5.64%	12/25/35	[4]	45,990	46,186
Origen Manufactured Housing,
Series 2005-A, Class M1
5.46%	06/15/36	[4]	699,463	734,760
Park Place Securities, Inc.,
Series 2004-WWF1, Class M2
1.18%	12/25/34	[4]	378,101	375,616
Park Place Securities, Inc.,
Series 2005-WCH1, Class M2
0.68%	01/25/36	[4]	555,528	553,567

See accompanying notes to Schedule of Portfolio Investments.

127 / Semi-Annual Report September 2014

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Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc.,
Series 2005-QA3, Class NB1
2.97%	03/25/35	[4]	$1,271,136	$937,628
Residential Asset Securities Corp.,
Series 2005-KS12, Class A3
0.48%	01/25/36	[4]	1,100,000	1,090,196
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
0.40%	12/25/36	[2,4]	2,169,491	1,378,197
Specialty Underwriting & Residential Finance,
Series 2006-AB3, Class A2B
0.30%	09/25/37	[4]	803,867	475,384
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
2.41%	09/25/34	[4]	1,091,692	1,099,855
Structured Asset Investment Loan Trust,
Series 2005-4, Class M2
0.82%	05/25/35	[4]	1,200,000	1,165,188
Terwin Mortgage Trust, Series 2004-7HE,
Class A1
1.26%	07/25/34	[2,4]	111,711	107,165
UCFC Home Equity Loan, Series 1998-D,
Class BF1
8.96%	04/15/30	[4]	585	86
UCFC Manufactured Housing Contract,
Series 1997-4, Class A4
7.00%	04/15/29	[4]	225,259	223,502
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A4
6.57%	05/07/27	[4]	409,248	427,269
Vanderbilt Mortgage Finance, Series 2002-C,
Class A5
7.60%	12/07/32		1,100,000	1,158,586
WaMu Alternative Mortgage Pass-Through
Certificates, Series 2007-OA2, Class 2A
0.82%	01/25/47	[4]	1,715,374	1,266,878
WaMu Mortgage Pass-Through Certificates,
Series 2003-MS9, Class 1A
7.00%	04/25/33		949	973
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2A1A
0.44%	07/25/45	[4]	183,366	176,164
Wells Fargo Home Equity Trust,
Series 2007-1, Class A3
0.48%	03/25/37	[4]	1,500,000	1,067,761

				81,863,219

U.S. Agency Mortgage-Backed — 6.76%
Fannie Mae Pool (TBA)
3.50%	10/25/42		430,000	439,541
Fannie Mae Pool 467225
3.63%	01/01/18		910,000	964,621

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0660
4.53%	12/01/19		$905,946	$1,000,183
Fannie Mae Pool FN0003
4.30%	01/01/21		434,629	477,387
Fannie Mae REMICS, Series 2003-64,
Class KS
9.44%	07/25/18	[4]	248,916	275,054
Fannie Mae, Series 1993-80, Class S
10.69%	05/25/23	[4]	5,922	6,645
Fannie Mae, Series 2000-45, Class SA (IO)
7.80%	12/18/30	[4]	976,561	143,517
Fannie Mae, Series 2001-42, Class SB
8.50%	09/25/31	[4]	1,118	1,239
Fannie Mae, Series 2003-124, Class TS
9.80%	01/25/34	[4]	13,389	16,172
Fannie Mae, Series 2005-92, Class US (IO)
5.95%	10/25/25	[4]	3,455,774	446,625
Fannie Mae, Series 2006-125, Class SM (IO)
7.05%	01/25/37	[4]	3,084,762	533,675
Fannie Mae, Series 2008-50, Class SA (IO)
5.90%	11/25/36	[4]	3,331,936	519,177
Fannie Mae, Series 2010-43, Class KS (IO)
6.27%	05/25/40	[4]	2,786,881	480,872
Federal Home Loan Bank (STEP)
0.75%	05/26/28		1,080,000	1,077,994
Freddie Mac REMICS, Series 2990,
Class ND
16.50%	12/15/34	[4]	308,758	380,535
Freddie Mac, Series 1602, Class SN
10.09%	10/15/23	[4]	14,590	19,105
Freddie Mac, Series 1673, Class SD
14.20%	02/15/24	[4]	278,542	358,378
Freddie Mac, Series 1760, Class ZD
1.91%	02/15/24	[4]	598,658	606,400
Freddie Mac, Series 2642, Class BW (IO)
5.00%	06/15/23		18,589	1,763
Freddie Mac, Series 3242, Class SA (IO)
6.20%	11/15/36	[4]	10,432,996	1,697,231
Freddie Mac, Series 3247, Class SI (IO)
0.15%	08/15/36	[4]	37,224,193	173,539
Freddie Mac, Series 3260, Class AS (IO)
6.23%	01/15/37	[4]	8,023,008	1,128,592
Freddie Mac, Series 3289, Class SD (IO)
5.97%	03/15/37	[4]	1,829,541	208,286
Freddie Mac, Series KP01, Class X
3.27%	01/25/19		6,201,466	661,861
Ginnie Mae II Pool (TBA)
3.00%	10/20/42		1,665,000	1,676,057

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 128

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2001-31, Class SJ
27.46%	02/20/31	[4]	$35,113	$62,055
Ginnie Mae, Series 2004-8, Class SE
13.99%	11/26/23	[4]	154,520	198,933

				13,555,437

Total Mortgage-Backed
(Cost $93,594,880)				101,446,198

MUTUAL FUNDS — 0.01%
Blackrock Build America Bond Fund
0.01%[10]			1,084	22,786

Total Mutual Funds
(Cost $19,774)

U.S. AGENCY SECURITIES — 0.56%
U.S. Agency Securities — 0.56%
Federal Farm Credit Bank
0.18%	04/26/17	[4]	1,120,000	1,121,208

Total U.S. Agency Securities
(Cost $1,119,928)
U.S. TREASURY SECURITIES — 0.20%
U.S. Treasury Notes — 0.20%
U.S. Treasury Notes - Treasury Inflation
Indexed Notes
0.50%	04/15/15	[11]	355,000	390,805

Total U.S. Treasury Securities
(Cost $393,783)

Total Bonds – 81.92%
(Cost $153,521,163)				164,160,809

Issues			Shares	Value

COMMON STOCK — 0.36%
Electric — 0.04%
Dynegy, Inc.[6]	2,920	84,271

Energy — 0.32%
Mach Gen, LLC Common
Units[2,7]	11,293	636,169

Total Common Stock
(Cost $1,257,575)		720,440

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 15.45%
Commercial Paper — 2.07%
Macquarie Bank Ltd. (Australia)
0.23%[12]	11/24/14	[2,3]	$2,080,000	$2,079,458
RBS Holdings USA, Inc.
0.19%[12]	10/27/14		2,080,000	2,079,739

				4,159,197

Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.01%[10]			2,005,000	2,005,000
Morgan Stanley Institutional Fund
0.04%[10]			2,005,000	2,005,000

				4,010,000

U.S. Agency Discount Notes — 11.37%
Fannie Mae
0.07%[12]	11/12/14		3,680,000	3,679,928
Federal Home Loan Bank
0.06%[12]	11/14/14		5,245,000	5,244,892
0.08%[12]	11/12/14		1,245,000	1,244,976
0.08%[12]	03/06/15		3,400,000	3,399,704
Freddie Mac
0.06%[12]	03/23/15		2,495,000	2,494,760
0.06%[12]	11/24/14		6,720,000	6,719,970

				22,784,230

U.S. Treasury Bills — 0.01%
U.S. Treasury Bills
0.02%[12]	10/16/14	[13]	10,000	10,000
0.02%[12]	10/30/14	[13]	3,000	3,000

				13,000

Total Short-Term Investments
(Cost $30,963,670)				30,966,427

Total Investments – 97.73%
(Cost $185,742,408)[1]				195,847,676

Cash and Other Assets, Less
Liabilities – 2.27%				4,549,586

Net Assets – 100.00%				$200,397,262

See accompanying notes to Schedule of Portfolio Investments.

129 / Semi-Annual Report September 2014

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Contracts	Unrealized Appreciation

FUTURES CONTRACTS: SHORT POSITIONS
3	U.S. Treasury Five Year Note
	Expiration December 2014	$1,150
6	U.S. Treasury Ten Year Note
	Expiration December 2014	6,192

	Net unrealized appreciation	$7,342

Notes:

[1]	Cost for federal income tax purposes is $185,747,169 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$10,421,770
Gross unrealized (depreciation)	(321,263)

Net unrealized appreciation	$10,100,507

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Floating rate security. The rate disclosed was in effect at September 30, 2014.

[5]	Private placements under procedures approved by the Fund’s Board of Trustees.

[6]	Non-income producing security.

[7]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $636,569, which is 0.32% of total net assets.
[8]	Worthless due to company bankruptcy filing.

[9]	Security is currently in default with regard to scheduled interest or principal payments.

[10]	Represents the current yield as of September 30, 2014.

[11]	Inflation protected security. Principal amount reflects original security face amount.

[12]	Represents annualized yield at date of purchase.

[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $13,000.

†	Fair valued security. The aggregate value of fair valued securities is $2,669,123, which is 1.33% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO):	Interest only
(MTN): Medium	-term note
(STEP): Step	coupon bond
(TBA): To	be announced

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 130

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BONDS – 68.63%
ASSET-BACKED SECURITIES — 12.79%**
Access Group, Inc., Series 2005-2, Class A3
0.42%	11/22/24[2]	$33,232	$33,066
Ally Auto Receivables Trust, Series 2012-5,
Class A3
0.62%	03/15/17	16,498	16,520
Bank of America Credit Card Trust,
Series 2007-A1, Class A1
5.17%	06/15/19	20,000	21,812
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
0.52%	01/25/35[2,3]	34,277	31,878
Brazos Higher Education Authority, Inc.,
Series 2004-I, Class A2
0.43%	06/27/22[2]	898	898
Brazos Higher Education Authority, Inc.,
Series 2005-2, Class A10
0.35%	12/26/19[2]	17,886	17,840
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
1.44%	02/25/35[2]	15,000	15,465
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
1.23%	10/27/36[2]	15,000	15,241
College Loan Corp. Trust, Series 2007-1,
Class A3
0.33%	04/25/29[2]	20,000	19,575
Collegiate Funding Services Education Loan
Trust, Series 2004-A, Class A3
0.44%	09/28/26[2]	11,108	11,081
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
0.88%	04/25/35[2]	10,000	10,034
Educational Funding of the South, Inc.,
Series 2012-1, Class A
1.20%	03/25/36[2]	12,787	12,993
GCO Education Loan Funding Trust,
Series 2007-1A, Class A5L
0.30%	05/25/23[2,3]	18,785	18,650
Goal Capital Funding Trust, Series 2006-1,
Class A3
0.36%	11/25/26[2]	16,608	16,470
Iowa Student Loan Liquidity Corp.,
Series 2011-1, Class A
1.48%	06/25/42[2]	15,668	16,125
Nelnet Student Loan Trust, Series 2007-1,
Class A1
0.24%	11/27/18[2]	3,010	3,009
Nelnet Student Loan Trust, Series 2008-4,
Class A4
1.71%	04/25/24[2]	10,000	10,267
Nelnet Student Loan Trust, Series 2012-5A,
Class A
0.76%	10/27/36[2,3]	23,955	23,897

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority,
Series 2011-1, Class A3
1.14%	10/25/41[2]	$15,000	$15,242
Northstar Education Finance, Inc.
0.98%	01/29/46[2]	10,000	9,978
Scholar Funding Trust, Series 2011-A,
Class A
1.14%	10/28/43[2,3]	8,897	8,947
SLC Student Loan Trust, Series 2006-2,
Class A5
0.33%	09/15/26[2]	15,000	14,759
SLM Student Loan Trust, Series 2003-12,
Class A5
0.51%	09/15/22[2,3]	13,789	13,793
SLM Student Loan Trust, Series 2004-5A,
Class A5
0.76%	10/25/23[2,3]	15,000	15,083
SLM Student Loan Trust, Series 2004-7,
Class A5
0.40%	01/27/20[2]	13,482	13,459
SLM Student Loan Trust, Series 2005-10,
Class A4
0.34%	10/25/19[2]	10,025	10,013
SLM Student Loan Trust, Series 2005-2,
Class A5
0.32%	04/27/20[2]	12,007	11,965
SLM Student Loan Trust, Series 2006-2,
Class A4
0.32%	10/25/22[2]	11,831	11,825
SLM Student Loan Trust, Series 2007-7,
Class A3
0.47%	04/25/17[2]	15,000	14,993
SLM Student Loan Trust, Series 2008-5,
Class A4
1.93%	07/25/23[2]	15,000	15,669
SLM Student Loan Trust, Series 2008-6,
Class A3
0.98%	01/25/19[2]	15,000	15,131
SLM Student Loan Trust, Series 2008-8,
Class A4
1.73%	04/25/23[2]	15,000	15,659
SLM Student Loan Trust, Series 2008-9,
Class A
1.73%	04/25/23[2]	15,674	16,260
SLM Student Loan Trust, Series 2010-1,
Class A
0.56%	03/25/25[2]	16,578	16,604
SLM Student Loan Trust, Series 2012-1,
Class A2
0.60%	11/25/20[2]	16,232	16,257
SLM Student Loan Trust, Series 2012-2,
Class A
0.86%	01/25/29[2]	32,226	32,486

See accompanying notes to Schedule of Portfolio Investments.

131 / Semi-Annual Report September 2014

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-2,
Class A
0.60%	09/25/26[2]	$25,685	$25,680
SLM Student Loan Trust, Series 2013-3,
Class A2
0.46%	05/26/20[2]	20,000	19,998
SLM Student Loan Trust, Series 2013-4,
Class A
0.70%	06/25/27[2]	17,598	17,638
SLM Student Loan Trust, Series 2013-6,
Class A2
0.66%	02/25/21[2]	15,000	15,047
SLM Student Loan Trust, Series 2014-1,
Class A3
0.76%	02/26/29[2]	20,000	20,046
South Carolina Student Loan Corp., Series A2
0.35%	12/01/20[2]	4,961	4,936

Total Asset-Backed Securities
(Cost $659,493)			666,289

CORPORATES — 15.63%*
Banking — 0.48%
Credit Suisse/New York (YCD) (Switzerland)
0.56%	08/24/15[2,4]	25,000	24,994

Communications — 1.95%
AT&T, Inc.
2.50%	08/15/15	20,000	20,344
Qwest Corp.
7.50%	10/01/14	30,000	30,037
Verizon Communications, Inc.
1.76%	09/15/16[2]	50,000	51,315

			101,696

Electric — 1.46%
NextEra Energy Capital Holdings, Inc.
1.34%	09/01/15	35,000	35,228
Oncor Electric Delivery Co. LLC
6.80%	09/01/18	15,000	17,600
W3A Funding Corp.
8.09%	01/02/17	23,230	23,240

			76,068

Energy — 1.18%
Florida Gas Transmission Co. LLC
4.00%	07/15/15[3]	60,000	61,483

Finance — 4.35%
Chase Capital II, Series B
0.74%	02/01/27[2]	100,000	88,250
General Electric Capital Corp. (MTN)
0.62%	05/05/26[2]	30,000	28,717
0.71%	08/15/36[2]	75,000	65,026

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Woodbourne Capital Trust I
2.66%	04/29/49[2,3,5]	$80,000	$44,800

			226,793

Health Care — 0.48%
Providence Health & Services
Obligated Group
1.18%	10/01/17[2]	25,000	25,128

Industrials — 0.68%
Heathrow Funding Ltd. (United Kingdom)
2.50%	06/25/15[3,4]	35,000	35,405

Real Estate Investment Trust (REIT) — 3.33%
Brandywine Operating Partnership LP
7.50%	05/15/15	30,000	31,192
HCP, Inc.
6.00%	01/30/17	30,000	33,153
Mack-Cali Realty LP
2.50%	12/15/17	25,000	25,351
Nationwide Health Properties, Inc.
6.00%	05/20/15	30,000	30,975
Realty Income Corp.
5.50%	11/15/15	25,000	26,274
UDR, Inc. (MTN)
5.25%	01/15/16	25,000	26,347

			173,292

Transportation — 1.72%
Continental Airlines Pass-Through Trust,
Series 1997, Class 4A
6.90%	01/02/18	83,886	89,444

Total Corporates
(Cost $809,696)			814,303

MORTGAGE-BACKED — 37.62%**
Commercial Mortgage-Backed — 7.89%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2006-5, Class A2
5.32%	09/10/47	18,481	18,518
Bear Stearns Commercial Mortgage
Securities Trust, Series 2004-PWR4,
Class A3
5.47%	06/11/41[2]	1,120	1,120
Credit Suisse First Boston Commercial
Mortgage Trust, Series 2005-C1, Class A4
5.01%	02/15/38[2]	20,812	20,966
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP2,
Class A3A
4.68%	07/15/42	9,823	9,831

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 132

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP5,
Class A4
5.40%	12/15/44[2]	$30,000	$30,942
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LPD4,
Class A4
4.92%	10/15/42[2]	23,244	23,823
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD11,
Class ASB
5.98%	06/15/49[2]	38,222	40,210
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2007-LD12,
Class ASB
5.83%	02/15/51[2]	18,099	19,075
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6, Class A1
1.03%	05/15/45	26,877	26,935
LB-UBS Commercial Mortgage Trust, Series
2004-C1, Class B
4.81%	01/15/36[2]	25,000	26,275
LB-UBS Commercial Mortgage Trust, Series
2006-C7, Class A2
5.30%	11/15/38	28,158	28,950
ML-CFC Commercial Mortgage Trust, Series
2006-4, Class A1A
5.17%	12/12/49	22,226	23,751
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.61%	04/15/49	20,559	20,661
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.94%	04/15/42	60,000	60,386
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.41%	10/15/44[2]	33,096	34,112
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class APB
5.93%	06/15/49[2]	25,258	25,347

			410,902

Non-Agency Mortgage-Backed — 17.94%
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.36%	10/25/35[2]	8,319	8,287
Asset-Backed Securities Corp. Home Equity,
Series 2005-HE6, Class M2
0.66%	07/25/35[2]	23,675	23,502
Banc of America Alternative Loan Trust,
Series 2003-4, Class 1A5
5.50%	06/25/33	37,250	38,572

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust,
Series 2003-9, Class 1CB5
5.50%	11/25/33	$36,408	$37,444
Banc of America Mortgage Securities, Inc.,
Series 2003-A, Class 2A2
3.03%	02/25/33[2]	5,155	5,142
BCAP LLC Trust, Series 2011-RR3,
Class 1A5
2.71%	05/27/37[2,3]	35,374	35,301
Centex Home Equity Loan Trust,
Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31	29,468	29,692
Commercial Mortgage Trust,
Series 2005-GG5, Class AAB
5.19%	04/10/37[2]	8,473	8,486
Conseco Finance Securitizations Corp.,
Series 2000-E, Class M1
8.13%	08/15/31[2]	3,229	3,244
Conseco Financial Corp., Series 1997-4,
Class A5
6.88%	02/15/29	15,384	15,919
Countrywide Alternative Loan Trust,
Series 2005-27, Class 3A2
1.22%	08/25/35[2]	52,140	36,003
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-9,
Class 1A1
0.46%	05/25/35[2]	40,226	35,872
Credit Suisse First Boston Mortgage
Securities Corp., Series 1997-2,
Class A
7.50%	06/25/20[3]	3,419	3,442
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB5,
Class M1
1.18%	11/25/33[2]	28,603	24,972
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2004-AR1,
Class A2A
0.97%	09/19/44[2]	34,797	32,598
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2004-AR3,
Class 2A2A
0.52%	07/19/44[2]	9,969	9,748
Downey Savings & Loan Association
Mortgage Loan Trust, Series 2006-AR2,
Class 2A1A
0.35%	10/19/36[2]	41,234	34,251
Green Tree Home Improvement Loan Trust,
Series 1995-F, Class B2
7.10%	01/15/21	10,581	10,588
GSAMP Trust, Series 2005-HE4, Class M1
0.60%	07/25/45[2]	22,120	22,242

See accompanying notes to Schedule of Portfolio Investments.

133 / Semi-Annual Report September 2014

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust,
Series 2005-4, Class 2A
2.72%	07/19/35[2]	$33,035	$30,898
Home Equity Loan Trust, Series 2006-1,
Class A1
0.31%	01/20/36[2]	10,652	10,613
Home Equity Loan Trust, Series 2007-3,
Class APT
1.35%	11/20/36[2]	21,509	21,549
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
1.02%	08/25/34[2]	18,496	16,639
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX1, Class A2
0.34%	02/25/37[2]	34,419	32,526
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT1, Class M1
0.60%	06/25/35[2]	25,955	25,805
Lehman XS Trust, Series 2005-5N,
Class 3A1A
0.46%	11/25/35[2]	40,876	36,777
MASTR Asset-Backed Securities Trust,
Series 2005-HE1, Class M2
0.83%	05/25/35[2]	15,135	15,155
Morgan Stanley Capital I Trust,
Series 2005-NC2, Class M2
0.78%	03/25/35[2]	31,024	30,741
Morgan Stanley Capital, Inc.,
Series 2005-HE6, Class A2C
0.48%	11/25/35[2]	23,109	22,630
New Century Home Equity Loan Trust,
Series 2005-3, Class M2
0.64%	07/25/35[2]	40,000	38,411
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.09%	10/25/34[2]	21,475	21,413
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.42%	05/25/35[2]	18,304	18,277
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33	18,968	19,103
Residential Asset Mortgage Products, Inc.,
Series 2004-SL1, Class A2
8.50%	11/25/31†	7,996	3,198
Residential Asset Securities Corp.,
Series 2005-KS12, Class A2
0.40%	01/25/36[2]	265	265
Residential Funding Mortgage Securities
Trust, Series 1999-HI1, Class A6 (STEP)
7.58%	09/25/29	20,747	20,753

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp.,
Series 2005-WF4, Class A4
0.52%	11/25/35[2]	$12,561	$12,562
Terwin Mortgage Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34[3,5]	6,866,630	99,758
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
1.52%	06/25/42[2]	9,498	9,257
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR14, Class 2A1
2.63%	10/25/36[2]	35,228	32,705

			934,340

U.S. Agency Mortgage-Backed — 11.79%
Fannie Mae Pool (TBA)
4.50%	07/01/19	26,147	28,533
Fannie Mae Pool 646884
1.79%	05/01/32[2]	65,507	65,770
Fannie Mae Pool 802665
2.11%	12/01/34[2]	3,831	3,849
Fannie Mae Pool AL0851
6.00%	10/01/40	14,114	16,002
Fannie Mae REMICS, Series 2003-11,
Class FA
1.16%	09/25/32[2]	21,029	21,689
Fannie Mae Whole Loan, Series 2003-W6,
Class F
0.50%	09/25/42[2]	82,524	82,202
Fannie Mae, Series 1997-91, Class SL (IO)
7.50%	11/25/23[2]	112,250	20,270
Fannie Mae, Series 2004-33, Class MW
4.50%	01/25/30	13,369	13,529
Fannie Mae, Series 2008-47, Class PF
0.66%	06/25/38[2]	17,205	17,302
Fannie Mae, Series 2010-109, Class PF
0.56%	10/25/40[2]	21,233	21,369
Fannie Mae, Series 2012-M2, Class A1
1.82%	02/25/22	28,377	28,241
Fannie Mae, Series G-36, Class ZB
7.00%	11/25/21	1,461	1,646
Freddie Mac REMICS, Series 2581,
Class F
0.60%	12/15/32[2]	5,764	5,767
Freddie Mac REMICS, Series 2591,
Class EF
0.65%	03/15/32[2]	30,538	30,675
Freddie Mac REMICS, Series 2684,
Class F
1.05%	01/15/33[2]	22,929	23,476

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 134

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2835,
Class LE
0.50%	11/15/30[2]	$27,184	$27,243
Freddie Mac REMICS, Series 3831,
Class PV
5.00%	05/15/25	57,762	62,922
Freddie Mac Strips, Series 263, Class F5
0.65%	06/15/42[2]	48,805	48,955
Freddie Mac, Series 3501, Class JA
4.00%	04/15/37	32,455	33,725
Freddie Mac, Series KF02, Class A3
0.78%	07/25/20	25,382	25,473
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22	4,961	5,288
NCUA Guaranteed Notes, Series 2011-R5,
Class 1A
0.54%	04/06/20[2]	30,485	30,541

			614,467

Total Mortgage-Backed
(Cost $1,950,096)			1,959,709

MUNICIPAL BONDS — 0.96%*
California — 0.96%
State of California, Taxable, Various Purpose
4.85%	10/01/14	50,000	50,000

Total Municipal Bonds
(Cost $50,000)
U.S. AGENCY SECURITIES — 1.63%
Federal Farm Credit Bank
0.17%	09/14/16[2]	25,000	25,006
0.18%	04/26/17[2]	25,000	25,027
0.20%	04/17/17[2]	35,000	35,056

Total U.S. Agency Securities
(Cost $84,994)			85,089

Total Bonds – 68.63%
(Cost $3,554,279)			3,575,390

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 30.93%
Money Market Funds — 2.00%
Dreyfus Cash Advantage Fund
0.01%[6]		$52,000	$52,000
Morgan Stanley Institutional Fund
0.04%[6]		52,000	52,000

			104,000

U.S. Agency Discount Notes — 27.36%
Fannie Mae
0.06%[7]	11/03/14	50,000	49,999
0.06%[7]	12/15/14	140,000	139,999
0.07%[7]	11/05/14	45,000	44,998
0.08%[7]	10/06/14	45,000	45,000
0.08%[7]	10/15/14	100,000	99,999
0.08%[7]	10/14/14	35,000	35,000
Federal Home Loan Bank
0.06%[7]	11/21/14	315,000	314,999
Freddie Mac
0.06%[7]	10/14/14	60,000	59,999
0.06%[7]	11/24/14	195,000	194,999
0.08%[7]	10/22/14	105,000	104,998
0.08%[7]	10/06/14	45,000	45,000
0.09%[7]	01/20/15	90,000	89,996
Freddie Mac, Series RB
0.08%[7]	10/16/14	80,000	79,999
0.10%[7]	11/12/14	120,000	119,998

			1,424,983

U.S. Treasury Bills — 1.57%
U.S. Treasury Bills
0.03%[7]	11/06/14[8]	82,000	81,998

Total Short-Term Investments
(Cost $1,610,871)			1,610,981

Total Investments – 99.56%
(Cost $5,165,150)[1]			5,186,371

Cash and Other Assets, Less
Liabilities – 0.44%			23,032

Net Assets – 100.00%			$5,209,403

See accompanying notes to Schedule of Portfolio Investments.

135 / Semi-Annual Report September 2014

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Contracts	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS

16	S&P 500 E Mini Index,
	Expiration December 2014	$(19,014)
	Net unrealized (depreciation)	$(19,014)

Expiration Date	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: TOTAL RETURN

The Fund pays a floating rate based on 1-month USD LIBOR plus 34 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Barclays, Inc.

10/03/14	$3,643	$(51,082)	$(51,082)

	$3,643	$(51,082)	$(51,082)

Notes:

[1]	Cost for federal income tax purposes is $5,165,906 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$80,318
Gross unrealized (depreciation)	(59,853)

Net unrealized appreciation	$20,465

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2014.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $144,558, which is 2.77% of total net assets.

[6]	Represents the current yield as of September 30, 2014.

[7]	Represents annualized yield at date of purchase.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $81,998.

†	Fair valued security. The aggregate value of fair valued securities is $3,198, which is 0.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

Semi-Annual Report September 2014 / 136

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

ASSETS:	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND

Investments, at value (Cost $187,430,963, $3,478,072,594, $648,127,385, $37,267,856,419, $1,735,823,078, $962,984,970, $130,546,578, $185,742,408, and $5,165,150, respectively) (Note 2)	$188,319,406	$3,512,449,843
Cash and cash equivalents (Note 2)	1,093,020	87,638,012
Cash on deposit with brokers for collateral on swaps (Note 3)	–	–
Foreign currency, at value (Cost $0, $398,646, $0, $6,821,165, $0, $0,$0, $0, and $0, respectively) (Note 2)	–	–
Premiums paid for swap contracts	–	–
Unrealized appreciation on swap contracts	–	110,174
Dividends and interest receivable	377,017	9,848,829
Due from Adviser (Note 6)	19,254	–
Receivable for securities sold	96	–
Receivables from Lehman Brothers, at value (Cost $0, $0, $0, $0, $52,809, $0, $0, $100,336, and $0, respectively) (Note 3)	–	–
Receivable for capital stock sold	442,898	40,219,771
Receivable for daily variation margin on futures contracts (Note 3)	–	31,750
Receivable for daily variation margin on interest rate swaps (Note 3)	–	–
Other assets	28,421	61,196

Total assets	190,280,112	3,650,359,575

Liabilities:
Unrealized depreciation on swap contracts	–	–
Premiums received for swap contracts	–	115,920
Options written, at value (Premiums received $0, $540,000, $0, $25,061,029, $0, $0, $0, $0, and $0, respectively) (Note 3)	–	232,341
Payable for securities purchased	–	34,191,994
Payable for capital stock redeemed	461,335	10,484,751
Payable for daily variation margin on futures contracts (Note 3)	–	8,000
Line of credit commitment fee payable	149	2,661
Distributions payable	17,124	346,932
Administrative fees payable	24,273	97,106
Advisory fees payable (Note 6)	40,562	898,447
Audit fees payable	18,696	26,276
Transfer agent fees payable	63,757	1,331,771
Accrued trustees fees and expenses	172	3,205
Accrued distribution (12b-1) and service fees payable	13,501	308,404
Accrued other expenses	11,131	151,866

Total liabilities	650,700	48,199,674

Net assets	$189,629,412	$3,602,159,901

Class M Shares:
Net assets (Applicable to 22,160,977, 227,205,736, 14,939,326, 1,092,104,803, 92,199,070, 28,156,650, 651,590, 9,461,965, and 761,114, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$95,200,257	$2,002,893,514

Net asset value, offering and redemption price per Class M share	$4.30	$8.82

Class I Shares:
Net assets (Applicable to 21,950,339, 180,849,412, 48,085,401, 1,967,552,670, 83,879,525, 53,354,539, 12,662,289, 14,542,258, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$94,429,155	$1,594,726,918

Net asset value, offering and redemption price per Class I share	$4.30	$8.82

Administrative Class:
Net assets (Applicable to 0, 398,646, 0, 6,821,165, 0, 0, 0, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$4,539,469

Net asset value, offering and redemption price per Administrative Class share	N/A	$11.39

Plan Class:
Net assets (Applicable to 0, 0, 0, 94,223,869, 0, 0, 0, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	N/A

Net asset value, offering and redemption price per Plan Class share	N/A	N/A

Net Assets Consist of:
Capital paid-in (Note 8)	$237,472,448	$3,780,788,499
Undistributed (distributions in excess of) net investment income	(25,712)	54,840
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, options written and swap contracts	(48,705,770)	(213,637,801)
Net unrealized appreciation/(depreciation) on investments	888,446	34,684,905
Net unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, options written and swap contracts	–	269,458

Net assets	$189,629,412	$3,602,159,901

See accompanying notes to financial statements.

137 / Semi-Annual Report September 2014

Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND

$659,581,841	$38,326,866,076	$1,699,394,914	$978,831,488	$130,812,445	$195,847,676	$5,186,371
31,875,637	611,577	37,569,831	3,001,691	5,256,203	6,245,774	102,475
–	6,947,590	–	–	–	–	–
–	–	–	613	–	–	–
–	990,183	1,521,150	–	–	–	–
46,598	27,039,907	–	–	–	–	–
1,942,133	130,503,716	29,265,596	4,103,044	305,387	648,409	13,963
–	–	62,748	–	–	2,479	8,834
3,384,379	345,676,792	48,017,948	–	4,789,790	–	–
–	–	–	–	–	–	–
20,221,411	838,298,257	1,555,491	6,988,807	36,000	469,578	831
5,563	1,760,181	–	40,203	–	891	800
–	12,206,493	–	–	–	–	–
38,488	108,775	34,969	63,384	33,609	24,663	12,389

717,096,050	39,691,009,547	1,817,422,647	993,029,230	141,233,434	203,239,470	5,325,663

–	22,371,567	751,460	–	–	–	51,082
13,685	735,540	–	–	–	–	–
–	13,829,765	–	–	–	–	–
50,073,000	5,435,947,391	27,781,875	13,835,076	4,972,525	2,105,637	25,477
529,731	62,849,749	6,303,306	3,523,305	9,759	204,587	12
1,500	2,130,978	–	–	–	–	4,200
470	24,475	1,384	730	102	166	–
14,242	6,506,565	653,529	81,299	1,416	66,978	41
34,927	524,872	58,621	51,988	57,094	28,748	13,247
194,471	9,565,664	751,513	544,519	64,340	343,640	36
21,482	76,624	19,811	–	–	19,113	17,457
100,194	9,314,979	825,803	166,759	5,322	45,639	1,653
337	21,940	2,581	318	–	231	5
26,755	1,997,224	200,160	67,835	1,191	16,096	–
16,903	1,401,921	151,413	15,038	4,782	11,373	3,050

51,027,697	5,567,299,254	37,501,456	18,286,867	5,116,531	2,842,208	116,260

$666,068,353	$34,123,710,293	$1,779,921,191	$974,742,363	$136,116,903	$200,397,262	$5,209,403

$157,923,834	$11,812,560,051	$932,121,614	$336,891,322	$6,662,587	$79,024,302	$5,209,403

$ 10.57	$10.82	$10.11	$11.96	$10.23	$8.35	$6.84

$508,144,519	$21,276,615,253	$847,799,577	$637,851,041	$129,454,316	$121,372,960	N/A

$ 10.57	$10.81	$10.11	$11.95	$10.22	$8.35	N/A

N/A	$73,815,933	N/A	N/A	N/A	N/A	N/A

N/A	$10.82	N/A	N/A	N/A	N/A	N/A

N/A	$960,719,056	N/A	N/A	N/A	N/A	N/A

N/A	$10.20	N/A	N/A	N/A	N/A	N/A

$651,844,765	$33,000,759,517	$1,788,284,372	$958,415,100	$134,679,587	$308,017,795	$97,435,654
103,568	6,319,211	3,252,086	415,687	2,038	11,931	2,771
2,606,962	42,480,618	25,617,165	(205,018)	1,169,414	(117,644,737)	(92,180,147)
11,439,563	1,070,240,922	(36,480,973)	15,846,516	265,864	10,004,931	21,221
73,495	3,910,025	(751,459)	270,078	–	7,342	(70,096)

$666,068,353	$34,123,710,293	$1,779,921,191	$974,742,363	$136,116,903	$200,397,262	$5,209,403

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 138

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND
Investment Income:
Interest	$1,214,303	$35,137,157
Dividends	1,046	16,316

Total investment income	1,215,349	35,153,473

Expenses:
Investment advisory fees (Note 6)	253,659	5,296,088
Administration fees	60,646	258,731
Commitment fee	958	16,669
Custodian fees	13,629	67,769
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	77,113	1,865,437
Administrative Class	–	7,935
Insurance expense	1,747	30,279
Miscellaneous expenses	1,924	12,315
Professional fees	17,524	33,853
Registration and filing fees	21,910	74,685
Reports to shareholders	6,318	97,495
Transfer agent fees	80,434	1,379,450
Trustees’ fees and expenses	1,016	17,883

Total operating expenses	536,878	9,158,589
Expenses waived and reimbursed (Note 6)	(114,788)	(162,567)

Net expenses	422,090	8,996,022

Net investment income	793,259	26,157,451

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Options Written and Swap Contracts:
Net realized gain/(loss) on:
Investments	(142,211)	2,318,828
Futures contracts	–	52,134
Options written	–	–
Swap contracts	–	–
Net change in unrealized appreciation/(depreciation) on:
Investments	(96,355)	(925,788)
Futures contracts	–	159,283
Foreign currency exchange contracts	–	–
Options written	–	272,570
Swap contracts	–	3,326

Net change in realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, options written and swap contracts	(238,566)	1,880,353

Net Increase/(Decrease) in Net Assets from Operations	$554,693	$28,037,804

See accompanying notes to financial statements.

139 / Semi-Annual Report September 2014

Metropolitan West Funds

Statements of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND

$6,538,758	$447,047,474	$55,496,023	$11,947,234	$2,557,498	$4,341,162	$48,357
2,979	134,615	9,580	26,066	771	10,993	22

6,541,737	447,182,089	55,505,603	11,973,300	2,558,269	4,352,155	48,379

999,503	52,820,593	5,265,965	2,711,712	357,607	1,927,730	7,384
85,821	1,490,287	164,448	127,984	89,763	72,071	32,507
2,688	142,128	9,970	3,920	613	970	–
20,097	432,668	40,204	29,068	8,335	11,587	6,623

160,723	11,665,183	1,501,665	401,371	8,082	95,810	–
–	113,915	–	–	–	–	–
4,405	248,518	19,596	5,726	987	1,948	49
2,607	88,965	9,220	3,135	2,230	2,062	1,126
20,921	143,882	34,327	24,053	19,924	18,407	15,825
33,992	515,320	42,062	49,609	21,856	22,004	10,437
17,258	1,122,840	127,190	24,954	2,055	7,956	691
125,589	10,108,891	885,812	212,436	20,885	67,346	9,324
2,693	143,943	11,150	3,819	482	1,043	25

1,476,297	79,037,133	8,111,609	3,597,787	532,819	2,228,934	83,991
(5,381)	(444,258)	(652,445)	(1,075)	(91,895)	(4,617)	(61,064)

1,470,916	78,592,875	7,459,164	3,596,712	440,924	2,224,317	22,927

5,070,821	368,589,214	48,046,439	8,376,588	2,117,345	2,127,838	25,452

2,385,965	194,878,836	27,144,573	1,863,631	291,407	555,861	31,787
7,624	7,852,011	–	(1,076,857)	–	(9,361)	68,573
–	472,572	–	–	–	–	–
1	(4,250,677)	(425,133)	84,931	–	–	304,201

(130,083)	159,893,997	(76,272,714)	4,789,181	(1,074,853)	658,845	(40,377)
26,898	(1,494,588)	–	30,561	–	7,342	(15,137)
–	–	–	(18)	–	–	–
–	7,847,713	–	–	–	–	–
(86,332)	(23,234,047)	(338,297)	(80,815)	–	–	(82,889)

2,204,073	341,965,817	(49,891,571)	5,610,614	(783,446)	1,212,687	266,158

$7,274,894	$710,555,031	$(1,845,132)	$13,987,202	$1,333,899	$3,340,525	$291,610

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 140

Metropolitan West Funds

Statements of Changes in Net Assets

	ULTRA SHORT BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Operations:
Net investment income	$793,259	$1,727,867
Net realized gain/(loss) on investments	(142,211)	(1,542,991)
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, options written and swap contracts	–	–
Net change in unrealized appreciation/(depreciation) on investments	(96,355)	1,374,575
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, options written and swap contracts	–	–

Net increase in net assets resulting from operations	554,693	1,559,451

Distributions to Shareholders from:
Net investment income:
Class M	(347,036)	(824,845)
Class I	(470,289)	(903,797)
Administrative Class	–	–
Plan Class	–	–
Net realized gains:
Class M	–	–
Class I	–	–
Administrative Class	–	–
Plan Class	–	–

Net decrease in net assets resulting from distributions	(817,325)	(1,728,642)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	37,152,652	120,075,527
Shares issued in reinvestment of distributions	320,287	790,716
Cost of shares redeemed	(39,234,404)	(80,726,799)

Total Class M capital share transactions	(1,761,465)	40,139,444

Class I:
Proceeds from sale of shares	40,851,192	66,499,419
Shares issued in reinvestment of distributions	400,057	834,149
Cost of shares redeemed	(47,309,299)	(34,516,152)

Total Class I capital share transactions	(6,058,050)	32,817,416

Administrative Class:
Proceeds from sale of shares	–	–
Shares issued in reinvestment of distributions	–	–
Cost of shares redeemed	–	–

Total Administrative Class capital share transactions	–	–

Plan Class:
Proceeds from sale of shares	–	–
Shares issued in reinvestment of distributions	–	–
Cost of shares redeemed	–	–

Total Plan Class capital share transactions	–	–

Net increase/(decrease) in net assets resulting from capital share transactions	(7,819,515)	72,956,860

Net increase/(decrease) in net assets	(8,082,147)	72,787,669
Net assets at beginning of period	197,711,559	124,923,890

Net assets at end of period (including undistributed (distributions in excess of) net investment income of $(25,712), $(1,646), $54,840, $18,804, $103,568, $36,477, $6,319,211 and $(3,607,672), respectively)	$189,629,412	$197,711,559

See accompanying notes to financial statements.

141 / Semi-Annual Report September 2014

Metropolitan West Funds

Statements of Changes in Net Assets

LOW DURATION BOND FUND		INTERMEDIATE BOND FUND		TOTAL RETURN BOND FUND
SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014

$26,157,451	$47,965,532	$5,070,821	$9,195,627	$368,589,214	$714,922,539
2,318,828	(1,951,189)	2,385,965	295,042	194,878,836	(147,544,051)
52,134	(166,138)	7,625	(67,821)	4,073,906	(152,907)
(925,788)	1,734,177	(130,083)	(4,515,539)	159,893,997	(309,562,568)

435,179	417,508	(59,434)	252,643	(16,880,922)	20,847,331

28,037,804	47,999,890	7,274,894	5,159,952	710,555,031	278,510,344

(13,655,347)	(25,316,538)	(1,228,719)	(2,558,690)	(124,154,061)	(283,204,996)
(12,441,912)	(22,506,608)	(3,775,011)	(6,687,815)	(224,022,825)	(414,352,138)
(24,156)	(18,700)	–	–	(570,587)	(584,194)
–	–	–	–	(9,914,858)	(12,755,576)

–	–	–	(131,283)	–	(61,248,817)
–	–	–	(366,869)	–	(88,914,421)
–	–	–	–	–	(131,110)
–	–	–	–	–	(3,121,602)

(26,121,415)	(47,841,846)	(5,003,730)	(9,744,657)	(358,662,331)	(864,312,854)

370,906,118	1,646,701,458	38,004,242	99,439,667	2,096,095,113	3,409,254,052
13,120,134	24,660,137	1,180,397	2,439,103	119,643,657	330,256,185
(300,538,074)	(893,464,320)	(26,595,886)	(71,396,174)	(1,126,162,024)	(3,703,154,922)

83,488,178	777,897,275	12,588,753	30,482,596	1,089,576,746	36,355,315

473,645,901	1,574,715,222	179,711,090	246,123,151	6,522,451,771	7,955,958,968
10,259,015	19,564,759	3,721,900	6,847,703	187,569,101	421,587,192
(585,321,780)	(641,062,942)	(32,988,720)	(91,399,335)	(1,665,369,943)	(5,725,661,389)

(101,416,864)	953,217,039	150,444,270	161,571,519	5,044,650,929	2,651,884,771

1,158,106	3,749,400	–	–	41,531,809	42,207,862
24,048	18,086	–	–	567,320	690,475
(266,700)	(260,677)	–	–	(8,177,576)	(18,870,570)

915,454	3,506,809	–	–	33,921,553	24,027,767

–	–	–	–	460,250,093	318,087,806
–	–	–	–	9,783,240	15,552,343
–	–	–	–	(51,509,743)	(139,266,577)

–	–	–	–	418,523,590	194,373,572

(17,013,232)	1,734,621,123	163,033,023	192,054,115	6,586,672,818	2,906,641,425

(15,096,843)	1,734,779,167	165,304,187	187,469,410	6,938,565,518	2,320,838,915
3,617,256,744	1,882,477,577	500,764,166	313,294,756	27,185,144,775	24,864,305,860

$3,602,159,901	$3,617,256,744	$666,068,353	$500,764,166	$34,123,710,293	$27,185,144,775

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 142

Metropolitan West Funds

Statements of Changes in Net Assets

	HIGH YIELD BOND FUND

	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Operations:
Net investment income	$48,046,439	$118,236,526
Net realized gain/(loss) on investments	27,144,573	45,433,949
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, options written and swap contracts	(425,133)	108,210
Net change in unrealized appreciation/(depreciation) on investments	(76,272,714)	(32,450,239)
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, options written and swap contracts	(338,297)	(125,598)

Net increase/(decrease) in net assets resulting from operations	(1,845,132)	131,202,848

Distributions to Shareholders from:
Net investment income:
Class M	(26,617,056)	(67,546,331)
Class I	(21,221,234)	(48,737,776)
Net realized gains:
Class M	–	(36,715,212)
Class I	–	(25,198,557)

Net decrease in net assets resulting from distributions	(47,838,290)	(178,197,876)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	129,269,855	645,480,763
Shares issued in reinvestment of distributions	25,146,603	98,746,102
Cost of shares redeemed	(518,652,813)	(728,468,955)

Total Class M capital share transactions	(364,236,355)	15,757,910

Class I:
Proceeds from sale of shares	171,467,512	520,550,696
Shares issued in reinvestment of distributions	18,336,921	63,860,627
Cost of shares redeemed	(229,529,461)	(652,599,365)

Total Class I capital share transactions	(39,725,028)	(68,188,042)

Net increase/(decrease) in net assets resulting from capital share transactions	(403,961,383)	(52,430,132)

Net increase/(decrease) in net assets	(453,644,805)	(99,425,160)
Net assets at beginning of period	2,233,565,996	2,332,991,156

Net assets at end of period (including undistributed (distributions in excess of) net investment income of $3,252,086, $3,043,937, $415,687, $202,847, $2,038, $2,038, $11,931, $(153,908), $2,771 and $14,038, respectively)	$1,779,921,191	$2,233,565,996

See accompanying notes to financial statements.

143 / Semi-Annual Report September 2014

Metropolitan West Funds

Statements of Changes in Net Assets

UNCONSTRAINED BOND FUND		FLOATING RATE INCOME FUND*		STRATEGIC INCOME FUND		ALPHATRAK 500 FUND

SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	PERIOD ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014

$8,376,588	$12,555,912	$2,117,345	$2,523,061	$2,127,838	$6,915,333	$25,452	$89,065
1,863,631	(3,392,633)	291,407	1,051,032	555,861	2,993,863	31,787	1,328
(991,926)	1,903,872	–	–	(9,361)	1,267	372,774	1,254,945
4,789,181	7,457,188	(1,074,853)	1,340,717	658,845	(3,717,297)	(40,377)	8,829
(50,272)	442,277	–	–	7,342	(259)	(98,026)	(148,041)

13,987,202	18,966,616	1,333,899	4,914,810	3,340,525	6,192,907	291,610	1,206,126

(2,923,747)	(4,977,622)	(101,527)	(62,760)	(668,124)	(1,304,424)	(36,719)	(78,817)
(5,240,001)	(7,195,987)	(2,015,818)	(2,458,520)	(1,293,875)	(5,475,280)	–	–

–	(209,000)	–	(4,311)	–	–	–	–
–	(303,223)	–	(168,714)	–	–	–	–

(8,163,748)	(12,685,832)	(2,117,345)	(2,694,305)	(1,961,999)	(6,779,704)	(36,719)	(78,817)

97,362,652	300,272,058	10,972,458	6,376,328	18,555,187	64,144,763	1,447,328	2,543,542
2,635,799	4,798,867	86,015	53,142	637,785	1,259,286	36,424	73,222
(71,574,207)	(101,740,469)	(9,673,719)	(1,155,393)	(13,869,402)	(29,123,412)	(1,852,973)	(4,576,504)

28,424,244	203,330,456	1,384,754	5,274,077	5,323,570	36,280,637	(369,221)	(1,959,740)

265,606,405	372,678,874	13,294,386	136,778,678	38,806,740	47,546,750	–	–
5,099,570	7,167,625	2,013,174	2,623,018	743,008	1,454,188	–	–
(48,839,687)	(58,809,431)	(551,792)	(26,136,451)	(65,520,014)	(80,602,658)	–	–

221,866,288	321,037,068	14,755,768	113,265,245	(25,970,266)	(31,601,720)	–	–

250,290,532	524,367,524	16,140,522	118,539,322	(20,646,696)	4,678,917	(369,221)	(1,959,740)

256,113,986	530,648,308	15,357,076	120,759,827	(19,268,170)	4,092,120	(114,330)	(832,431)
718,628,377	187,980,069	120,759,827	–	219,665,432	215,573,312	5,323,733	6,156,164

$974,742,363	$718,628,377	$136,116,903	$120,759,827	$200,397,262	$219,665,432	$5,209,403	$5,323,733

*	The Floating Rate Income Fund Class M and Class I commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 144

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$4.30	$4.31	$4.20	$4.24	$4.04	$3.53

Income from Investment Operations:
Net investment income[1]	0.02	0.04	0.06	0.08	0.11	0.20
Net realized and unrealized gain/(loss)	–	(0.01)	0.12	(0.04)	0.21	0.51

Total Income from Investment Operations	0.02	0.03	0.18	0.04	0.32	0.71

Less Distributions:
From net investment income	(0.02)	(0.04)	(0.07)	(0.08)	(0.12)	(0.20)

Total Distributions	(0.02)	(0.04)	(0.07)	(0.08)	(0.12)	(0.20)

Net Asset Value, End of Period	$4.30	$4.30	$4.31	$4.20	$4.24	$4.04

Total Return	0.36%	0.74%	4.26%	1.00%	8.01%	20.74%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$95,200	$97,090	$56,977	$37,261	$42,174	$22,020
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.63%[3]	0.60%	0.64%	0.68%	0.65%	0.95%
After expense waivers and reimbursements	0.50%[3]	0.50%	0.50%	0.51%	0.50%	0.73%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.70%[3]	0.92%	1.50%	1.90%	2.57%	5.24%
Portfolio Turnover Rate	12%[4]	31%	43%	29%	42%	43%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.50%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

145 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$4.31	$4.32	$4.21	$4.25	$4.04	$3.53

Income from Investment Operations:
Net investment income[1]	0.02	0.05	0.07	0.09	0.12	0.19
Net realized and unrealized gain/(loss)	(0.02)	(0.01)	0.11	(0.04)	0.22	0.53

Total Income from Investment Operations	–	0.04	0.18	0.05	0.34	0.72

Less Distributions:
From net investment income	(0.01)	(0.05)	(0.07)	(0.09)	(0.13)	(0.21)

Total Distributions	(0.01)	(0.05)	(0.07)	(0.09)	(0.13)	(0.21)

Net Asset Value, End of Period	$4.30	$4.31	$4.32	$4.21	$4.25	$4.04

Total Return	0.21%	0.90%	4.42%	1.17%	8.43%	20.93%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$94,429	$100,622	$67,947	$75,106	$71,173	$79,830
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.44%[3]	0.43%	0.48%	0.52%	0.49%	0.79%
After expense waivers and reimbursements	0.34%[3]	0.34%	0.34%	0.35%	0.34%	0.57%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.86%[3]	1.09%	1.70%	2.03%	2.83%	4.93%
Portfolio Turnover Rate	12%[4]	31%	43%	29%	42%	43%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.34%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 146

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$8.81	$8.83	$8.60	$8.65	$8.21	$7.08

Income from Investment Operations:
Net investment income[1]	0.06	0.14	0.25	0.26	0.26	0.33
Net realized and unrealized gain/(loss)	–	(0.01)	0.23	(0.05)	0.44	1.15

Total Income from Investment Operations	0.06	0.13	0.48	0.21	0.70	1.48

Less Distributions:
From net investment income	(0.05)	(0.15)	(0.25)	(0.26)	(0.26)	(0.35)

Total Distributions	(0.05)	(0.15)	(0.25)	(0.26)	(0.26)	(0.35)

Net Asset Value, End of Period	$8.82	$8.81	$8.83	$8.60	$8.65	$8.21

Total Return	0.81%	1.45%	5.64%	2.53%	8.63%	21.45%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,002,894	$1,918,474	$1,140,625	$1,214,668	$1,356,201	$1,032,666
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.61%[3]	0.57%	0.57%	0.59%	0.58%	0.71%
After expense waivers and reimbursements	0.60%[3]	0.57%	0.57%	0.59%	0.58%	0.69%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.39%[3]	1.60%	2.83%	3.06%	3.01%	4.32%
Portfolio Turnover Rate	21%[4]	31%	60%	60%	87%	36%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.58%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

147 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$8.81	$8.83	$8.60	$8.66	$8.22	$7.08

Income from Investment Operations:
Net investment income[1]	0.07	0.16	0.26	0.28	0.27	0.35
Net realized and unrealized gain/(loss)	–	(0.02)	0.24	(0.06)	0.45	1.16

Total Income from Investment Operations	0.07	0.14	0.50	0.22	0.72	1.51

Less Distributions:
From net investment income	(0.06)	(0.16)	(0.27)	(0.28)	(0.28)	(0.37)

Total Distributions	(0.06)	(0.16)	(0.27)	(0.28)	(0.28)	(0.37)

Net Asset Value, End of Period	$8.82	$8.81	$8.83	$8.60	$8.66	$8.22

Total Return	0.91%	1.64%	5.84%	2.61%	8.82%	21.83%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$1,594,727	$1,695,160	$741,747	$504,182	$573,395	$476,233
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.40%[3]	0.37%	0.38%	0.40%	0.39%	0.52%
After expense waivers and reimbursements	0.40%[3]	0.37%	0.38%	0.40%	0.39%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.59%[3]	1.78%	3.00%	3.24%	3.20%	4.52%
Portfolio Turnover Rate	21%[4]	31%	60%	60%	87%	36%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.39%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 148

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND ADMINISTRATIVE CLASS*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	PERIOD ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$11.38	$11.41	$11.11	$11.18	$10.61	$10.00

Income from Investment Operations:
Net investment income[1]	0.07	0.14	0.32	0.31	0.31	0.15
Net realized and unrealized gain/(loss)	–	–	0.28	(0.06)	0.57	0.64

Total Income from Investment Operations	0.07	0.14	0.60	0.25	0.88	0.79

Less Distributions:
From net investment income	(0.06)	(0.17)	(0.30)	(0.32)	(0.31)	(0.18)

Total Distributions	(0.06)	(0.17)	(0.30)	(0.32)	(0.31)	(0.18)

Net Asset Value, End of Period	$11.39	$11.38	$11.41	$11.11	$11.18	$10.61

Total Return	0.69%	1.21%	5.46%	2.28%	8.41%	7.91%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$4,539	$3,623	$105	$1,594	$2,133	$1,029
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.80%[4]	0.78%	0.77%	0.79%	0.78%	0.91%[4]
After expense waivers and reimbursements	0.80%[4]	0.78%	0.77%	0.79%	0.78%	0.89%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.19%[4]	1.24%	2.85%	2.82%	2.78%	2.72%[4]
Portfolio Turnover Rate	21%[2]	31%	60%	60%	87%	36%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.78%.
[4]	Annualized.
*	The Low Duration Bond Fund Administrative Class Shares commenced operations on September 23, 2009.

See accompanying notes to financial statements.

149 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.52	$10.69	$10.47	$10.31	$10.17	$9.09

Income from Investment Operations:
Net investment income[1]	0.09	0.24	0.35	0.40	0.44	0.49
Net realized and unrealized gain/(loss)	0.03	(0.16)	0.40	0.16	0.50	1.14

Total Income from Investment Operations	0.12	0.08	0.75	0.56	0.94	1.63

Less Distributions:
From net investment income	(0.07)	(0.24)	(0.35)	(0.40)	(0.44)	(0.49)
From net capital gains	–	(0.01)	(0.18)	–	(0.36)	(0.01)
From return of capital	–	–	–	–	–	(0.05)

Total Distributions	(0.07)	(0.25)	(0.53)	(0.40)	(0.80)	(0.55)

Net Asset Value, End of Period	$10.57	$10.52	$10.69	$10.47	$10.31	$10.17

Total Return	1.29%	0.80%	7.28%	5.56%	9.50%	18.32%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$157,924	$144,635	$115,576	$89,990	$56,748	$44,805
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.70%[3]	0.69%	0.69%	0.72%	0.72%	0.81%
After expense waivers and reimbursements	0.67%[3]	0.65%	0.65%	0.66%	0.65%	0.70%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.63%[3]	2.25%	3.24%	3.89%	4.24%	5.00%
Portfolio Turnover Rate	92%[4]	208%	119%	145%	192%	95%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.65%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 150

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.52	$10.69	$10.47	$10.30	$10.17	$9.09

Income from Investment Operations:
Net investment income[1]	0.10	0.25	0.37	0.43	0.46	0.51
Net realized and unrealized gain/(loss)	0.03	(0.15)	0.40	0.16	0.50	1.14

Total Income from Investment Operations	0.13	0.10	0.77	0.59	0.96	1.65

Less Distributions:
From net investment income	(0.08)	(0.26)	(0.37)	(0.42)	(0.47)	(0.51)
From net capital gains	–	(0.01)	(0.18)	–	(0.36)	(0.01)
From return of capital	–	–	–	–	–	(0.05)

Total Distributions	(0.08)	(0.27)	(0.55)	(0.42)	(0.83)	(0.57)

Net Asset Value, End of Period	$10.57	$10.52	$10.69	$10.47	$10.30	$10.17

Total Return	1.39%	1.02%	7.50%	5.89%	9.62%	18.57%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$508,145	$356,129	$197,719	$193,480	$144,364	$162,363
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.46%[3]	0.46%	0.48%	0.51%	0.51%	0.60%
After expense waivers and reimbursements	0.46%[3]	0.44%	0.44%	0.45%	0.44%	0.49%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.83%[3]	2.39%	3.46%	4.11%	4.45%	5.25%
Portfolio Turnover Rate	92%[4]	208%	119%	145%	192%	95%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.44%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

151 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.68	$10.92	$10.54	$10.41	$10.16	$8.89

Income from Investment Operations:
Net investment income[1]	0.12	0.29	0.36	0.45	0.47	0.57
Net realized and unrealized gain/(loss)	0.12	(0.18)	0.62	0.21	0.42	1.26

Total Income from Investment Operations	0.24	0.11	0.98	0.66	0.89	1.83

Less Distributions:
From net investment income	(0.10)	(0.29)	(0.38)	(0.45)	(0.47)	(0.56)
From net capital gains	–	(0.06)	(0.22)	(0.08)	(0.17)	–

Total Distributions	(0.10)	(0.35)	(0.60)	(0.53)	(0.64)	(0.56)

Net Asset Value, End of Period	$10.82	$10.68	$10.92	$10.54	$10.41	$10.16

Total Return	2.45%	1.07%	9.46%	6.55%	8.86%	21.16%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$11,812,560	$10,587,362	$10,806,099	$8,154,998	$6,999,143	$4,645,082
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.68%[3]	0.62%	0.61%	0.63%	0.63%	0.72%
After expense waivers and reimbursements	0.67%[3]	0.62%	0.61%	0.63%	0.63%	0.72%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.30%[3]	2.70%	3.30%	4.33%	4.47%	5.88%
Portfolio Turnover Rate	120%[4]	255%	160%	156%	228%	141%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.65%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 152

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.68	$10.92	$10.54	$10.41	$10.16	$8.89

Income from Investment Operations:
Net investment income[1]	0.14	0.31	0.38	0.47	0.49	0.58
Net realized and unrealized gain/(loss)	0.10	(0.18)	0.62	0.21	0.42	1.27

Total Income from Investment Operations	0.24	0.13	1.00	0.68	0.91	1.85

Less Distributions:
From net investment income	(0.11)	(0.31)	(0.40)	(0.47)	(0.49)	(0.58)
From net capital gains	–	(0.06)	(0.22)	(0.08)	(0.17)	–

Total Distributions	(0.11)	(0.37)	(0.62)	(0.55)	(0.66)	(0.58)

Net Asset Value, End of Period	$10.81	$10.68	$10.92	$10.54	$10.41	$10.16

Total Return	2.48%	1.29%	9.69%	6.78%	9.08%	21.42%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$21,276,615	$16,023,118	$13,693,971	$11,275,951	$5,972,132	$3,784,988
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.44%[3]	0.40%	0.40%	0.42%	0.42%	0.51%
After expense waivers and reimbursements	0.44%[3]	0.40%	0.40%	0.42%	0.42%	0.51%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.53%[3]	2.90%	3.52%	4.53%	4.67%	6.03%
Portfolio Turnover Rate	120%[4]	255%	160%	156%	228%	141%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.44%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

153 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND ADMINISTRATIVE CLASS*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	PERIOD ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.68	$10.93	$10.55	$10.42	$10.17	$10.00

Income from Investment Operations:
Net investment income[1]	0.11	0.26	0.33	0.43	0.44	0.13
Net realized and unrealized gain/(loss)	0.13	(0.18)	0.63	0.21	0.42	0.17

Total Income from Investment Operations	0.24	0.08	0.96	0.64	0.86	0.30

Less Distributions:
From net investment income	(0.10)	(0.27)	(0.36)	(0.43)	(0.44)	(0.13)
From net capital gains	–	(0.06)	(0.22)	(0.08)	(0.17)	–

Total Distributions	(0.10)	(0.33)	(0.58)	(0.51)	(0.61)	(0.13)

Net Asset Value, End of Period	$10.82	$10.68	$10.93	$10.55	$10.42	$10.17

Total Return	2.37%	0.79%	9.24%	6.34%	8.63%	3.05%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$73,816	$39,430	$15,783	$7,061	$6,681	$1,194
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.83%[4]	0.81%	0.81%	0.83%	0.83%	0.92%
After expense waivers and reimbursements	0.83%[4]	0.81%	0.81%	0.83%	0.83%	0.92%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.11%[4]	2.47%	3.04%	4.14%	4.16%	4.66%
Portfolio Turnover Rate	120%[2]	255%	160%	156%	228%	141%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.85%.
[4]	Annualized.
*	The Total Return Bond Fund Administrative Class Shares commenced operations on December 18, 2009.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 154

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND PLAN CLASS*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	PERIOD ENDED MARCH 31, 2012
Net Asset Value, Beginning of Period	$10.07	$10.30	$9.95	$10.00

Income from Investment Operations:
Net investment income[1]	0.13	0.29	0.35	0.30
Net realized and unrealized gain/(loss)	0.11	(0.17)	0.60	0.07

Total Income from Investment Operations	0.24	0.12	0.95	0.37

Less Distributions:
From net investment income	(0.11)	(0.29)	(0.38)	(0.34)
From net capital gains	–	(0.06)	(0.22)	(0.08)

Total Distributions	(0.11)	(0.35)	(0.60)	(0.42)

Net Asset Value, End of Period	$10.20	$10.07	$10.30	$9.95

Total Return	2.57%	1.30%	9.73%	3.81%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$960,719	$535,236	$348,453	$119,860
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.39%[4]	0.39%	0.40%	0.41%[4]
After expense waivers and reimbursements	0.39%[4]	0.39%	0.39%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.28%[4]	2.88%	3.42%	4.43%[4]
Portfolio Turnover Rate	120%[2]	255%	160%	156%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012.
[4]	Annualized.
*	The Total Return Bond Fund Plan Class Shares commenced operations on August 1, 2011.

See accompanying notes to financial statements.

155 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.37	$10.59	$10.11	$10.94	$10.40	$7.65

Income from Investment Operations:
Net investment income[1]	0.23	0.54	0.64	0.73	0.82	0.92
Net realized and unrealized gain/(loss)	(0.29)	0.05	0.57	(0.68)	0.59	2.78

Total Income/(Loss) from Investment Operations	(0.06)	0.59	1.21	0.05	1.41	3.70

Less Distributions:
From net investment income	(0.20)	(0.53)	(0.68)	(0.76)	(0.82)	(0.91)
From net capital gains	–	(0.28)	(0.05)	(0.12)	(0.05)	(0.04)

Total Distributions	(0.20)	(0.81)	(0.73)	(0.88)	(0.87)	(0.95)

Redemption fees added to paid-in capital (Note 8)	–	–	–	–	0.00 [2]	0.00 [2]

Net Asset Value, End of Period	$10.11	$10.37	$10.59	$10.11	$10.94	$10.40

Total Return	(0.31)%	5.89%	12.40%	0.68%	14.19%	49.85%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$932,122	$1,323,298	$1,335,683	$1,227,806	$1,351,022	$523,717
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.90%[4]	0.82%	0.81%	0.85%	0.85%	0.88%
After expense waivers and reimbursements	0.81%[4]	0.80%	0.79%	0.82%	0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.45%[4]	5.20%	6.20%	7.14%	7.73%	9.29%
Portfolio Turnover Rate	28%[5]	66%	74%	54%	34%	40%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is less than $0.01.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.80%.
[4]	Annualized.
[5]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 156

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.37	$10.59	$10.11	$10.94	$10.40	$7.65

Income from Investment Operations:
Net investment income[1]	0.24	0.57	0.66	0.75	0.85	0.95
Net realized and unrealized gain/(loss)	(0.29)	0.05	0.57	(0.68)	0.59	2.77

Total Income/(Loss) from Investment Operations	(0.05)	0.62	1.23	0.07	1.44	3.72

Less Distributions:
From net investment income	(0.21)	(0.56)	(0.70)	(0.78)	(0.85)	(0.93)
From net capital gains	—	(0.28)	(0.05)	(0.12)	(0.05)	(0.04)

Total Distributions	(0.21)	(0.84)	(0.75)	(0.90)	(0.90)	(0.97)

Redemption fees added to paid-in capital (Note 8)	—	—	—	—	0.00 [2]	0.00 [2]

Net Asset Value, End of Period	$10.11	$10.37	$10.59	$10.11	$10.94	$10.40

Total Return	(0.19)%	6.16%	12.67%	0.93%	14.48%	50.22%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$847,800	$910,268	$997,308	$1,062,563	$765,086	$252,022
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.60%[4]	0.56%	0.57%	0.60%	0.60%	0.63%
After expense waivers and reimbursements	0.57%[4]	0.55%	0.54%	0.57%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.71%[4]	5.45%	6.46%	7.35%	7.99%	9.82%
Portfolio Turnover Rate	28%[5]	66%	74%	54%	34%	40%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is less than $0.01.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.55%.
[4]	Annualized.
[5]	Non-Annualized.

See accompanying notes to financial statements.

157 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS M*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	PERIOD ENDED MARCH 31, 2012
Net Asset Value, Beginning of Period	$11.87	$11.81	$11.23	$10.00

Income from Investment Operations:
Net investment income[1]	0.11	0.29	0.36	0.32
Net realized and unrealized gain	0.07	0.07	0.61	1.24

Total Income from Investment Operations	0.18	0.36	0.97	1.56

Less Distributions:
From net investment income	(0.09)	(0.29)	(0.39)	(0.31)
From net capital gains	–	(0.01)	–	(0.02)

Total Distributions	(0.09)	(0.30)	(0.39)	(0.33)

Net Asset Value, End of Period	$11.96	$11.87	$11.81	$11.23

Total Return	1.68%	3.09%	9.72%	15.72%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$336,891	$305,872	$100,087	$9,894
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	1.04%[4]	1.04%	1.35%	2.86%[4]
After expense waivers and reimbursements	1.01%[4]	0.99%	0.99%	0.99%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.87%[4]	2.46%	3.07%	6.11%[4]
Portfolio Turnover Rate	11%[2]	38%	43%	29%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012.
[4]	Annualized.
*	The Unconstrained Bond Fund Class M Shares commenced operations on October 1, 2011.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 158

Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS I*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	PERIOD ENDED MARCH 31, 2012
Net Asset Value, Beginning of Period	$11.86	$11.80	$11.22	$10.00

Income from Investment Operations:
Net investment income[1]	0.13	0.32	0.38	0.33
Net realized and unrealized gain	0.06	0.07	0.62	1.23

Total Income from Investment Operations	0.19	0.39	1.00	1.56

Less Distributions:
From net investment income	(0.10)	(0.32)	(0.42)	(0.32)
From net capital gains	–	(0.01)	–	(0.02)

Total Distributions	(0.10)	(0.33)	(0.42)	(0.34)

Net Asset Value, End of Period	$11.95	$11.86	$11.80	$11.22

Total Return	1.80%	3.34%	9.98%	15.85%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$637,851	$412,757	$87,893	$7,776
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.77%[4]	0.78%	1.10%	2.60%[4]
After expense waivers and reimbursements	0.77%[4]	0.75%	0.75%	0.75%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.09%[4]	2.70%	3.21%	6.23%[4]
Portfolio Turnover Rate	11%[2]	38%	43%	29%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013 and March 31, 2012.
[4]	Annualized.
*	The Unconstrained Bond Fund Class I Shares commenced operations on October 1, 2011.

See accompanying notes to financial statements.

159 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS M*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	PERIOD ENDED MARCH 31, 2014
Net Asset Value, Beginning of Period	$10.28	$10.00

Income from Investment Operations:
Net investment income[1]	0.16	0.26
Net realized and unrealized gain/(loss)	(0.08)	0.25

Total Income from Investment Operations	0.08	0.51

Less Distributions:
From net investment income	(0.13)	(0.22)
From net capital gains	–	(0.01)

Total Distributions	(0.13)	(0.23)

Net Asset Value, End of Period	$10.23	$10.28

Total Return	1.06%	5.15%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,663	$5,311
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	1.14%[4]	1.11%[4]
After expense waivers and reimbursements	0.87%[4]	0.85%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.13%[4]	3.41%[4]
Portfolio Turnover Rate	23%[2]	67%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014 and for the fiscal year ended March 31, 2014.
[4]	Annualized.
*	The Floating Rate Income Fund Class M Shares commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 160

Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS I*
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	PERIOD ENDED MARCH 31, 2014
Net Asset Value, Beginning of Period	$10.28	$10.00

Income from Investment Operations:
Net investment income[1]	0.17	0.26
Net realized and unrealized gain/(loss)	(0.09)	0.26

Total Income from Investment Operations	0.08	0.52

Less Distributions:
From net investment income	(0.14)	(0.23)
From net capital gains	–	(0.01)

Total Distributions	(0.14)	(0.24)

Net Asset Value, End of Period	$10.22	$10.28

Total Return	1.06%	5.29%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$129,454	$115,448
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.80%[4]	0.81%[4]
After expense waivers and reimbursements	0.67%[4]	0.65%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.26%[4]	3.34%[4]
Portfolio Turnover Rate	23%[2]	67%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the six months ended September 30, 2014 and for the fiscal year ended March 31, 2014.
[4]	Annualized.
*	The Floating Rate Income Fund Class I Shares commenced operations on June 28, 2013.

See accompanying notes to financial statements.

161 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$8.29	$8.32	$7.82	$8.21	$7.45	$5.69

Income from Investment Operations:
Net investment income[1]	0.08	0.22	0.39	0.44	0.40	0.58
Net realized and unrealized gain/(loss)	0.04	(0.02)	0.51	(0.36)	0.78	1.91

Total Income from Investment Operations	0.12	0.20	0.90	0.08	1.18	2.49

Less Distributions:
From net investment income	(0.06)	(0.23)	(0.40)	(0.47)	(0.42)	(0.73)

Total Distributions	(0.06)	(0.23)	(0.40)	(0.47)	(0.42)	(0.73)

Net Asset Value, End of Period	$8.35	$8.29	$8.32	$7.82	$8.21	$7.45

Total Return	1.61%	2.42%	11.80%	1.11%	16.21%	46.49%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$79,024	$73,180	$36,823	$20,882	$88,162	$47,906
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	2.36%[3]	2.26%	2.16%	2.14%	2.22%	2.01%
After expense waivers and reimbursements	2.35%[3]	2.26%	2.16%	2.14%	2.22%	2.01%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.91%[3]	2.62%	4.85%	5.52%	5.10%	8.41%
Portfolio Turnover Rate	16%[4]	51%	50%	70%	93%	208%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 1.63%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 162

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$8.29	$8.32	$7.82	$8.21	$7.44	$5.69

Income from Investment Operations:
Net investment income[1]	0.09	0.25	0.42	0.49	0.43	0.71
Net realized and unrealized gain/(loss)	0.04	(0.03)	0.50	(0.39)	0.78	1.79

Total Income from Investment Operations	0.13	0.22	0.92	0.10	1.21	2.50

Less Distributions:
From net investment income	(0.07)	(0.25)	(0.42)	(0.49)	(0.44)	(0.75)

Total Distributions	(0.07)	(0.25)	(0.42)	(0.49)	(0.44)	(0.75)

Net Asset Value, End of Period	$8.35	$8.29	$8.32	$7.82	$8.21	$7.44

Total Return	1.75%	2.69%	12.08%	1.36%	16.66%	46.65%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$121,373	$146,485	$178,751	$162,947	$180,409	$167,570
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	2.05%[3]	1.99%	1.91%	1.89%	1.97%	1.76%
After expense waivers and reimbursements	2.05%[3]	1.99%	1.91%	1.89%	1.97%	1.76%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.17%[3]	3.07%	5.18%	6.19%	5.41%	10.56%
Portfolio Turnover Rate	16%[4]	51%	50%	70%	93%	208%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 1.38%.
[3]	Annualized.
[4]	Non-Annualized.

See accompanying notes to financial statements.

163 / Semi-Annual Report September 2014

Metropolitan West Funds

Financial Highlights

	ALPHATRAK 500 FUND CLASS M
	SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$6.48	$5.35	$4.63	$4.48	$3.79	$2.96

Income from Investment Operations:
Net investment income[1]	0.03	0.08	0.07	0.11	0.12	0.15
Net realized and unrealized gain	0.37	1.13	0.71	0.21	0.84	2.45

Total Income from Investment Operations	0.40	1.21	0.78	0.32	0.96	2.60

Less Distributions:
From net investment income	(0.04)	(0.08)	(0.06)	(0.09)	(0.17)	(0.18)
From net capital gains	–	–	–	–	–	(0.22)
From return of capital	–	–	–	(0.08)	(0.10)	(1.37)

Total Distributions	(0.04)	(0.08)	(0.06)	(0.17)	(0.27)	(1.77)

Net Asset Value, End of Period	$6.84	$6.48	$5.35	$4.63	$4.48	$3.79

Total Return	6.33%	22.75%	16.88%	7.35%	26.31%	96.57%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$5,209	$5,324	$6,156	$5,140	$9,780	$11,039
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	3.30%[3]	2.98%	2.94%	2.09%	1.88%	1.30%
After expense waivers and reimbursements	0.90%[3]	0.90%	0.91%[4]	0.97%	0.90%	1.21%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.00%[3]	1.43%	1.45%	2.75%	3.14%	3.84%
Portfolio Turnover Rate	14%[5]	50%	41%	31%	71%	24%

[1]	Per share numbers have been calculated using the average share method.
[2]	The Fund did not incur any interest expense for the six months ended September 30, 2014, the fiscal years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.90%.
[3]	Annualized.
[4]	The 0.91% represents the current expense waivers and reimbursements which is 0.01% over the expense cap. The after expense waivers and reimbursements would of been 0.90%.
[5]	Non-Annualized.

See accompanying notes to financial statements.

Semi-Annual Report September 2014 / 164

Notes to Financial Statements

September 30, 2014 (Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services.TheTrust currently consists of nine separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Unconstrained Bond Fund (the “Unconstrained Bond Fund”), Metropolitan West Floating Rate Income Fund (the “Floating Rate Income Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”) and Metropolitan West Alpha Trak 500 Fund (the “Alpha Trak 500 Fund”). The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with the Class M shares. Class I was added on July 31, 2004. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000, and the Administration Class was added on September 22, 2009. The Intermediate Bond Fund commenced investment operations on June 28, 2002 with the Class I shares. Class M was added on June 30, 2004. The Total Return Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000; Administrative Class was added on December 18, 2009; and the Plan Class added on August 1, 2011. The HighYield Bond Fund commenced investment operations on September 30, 2002 with Class M shares. Class I was added on March 31, 2003. The Unconstrained Bond Fund commenced investment operations on October 1, 2011 with Class M and Class I shares. The Floating Rate Income Fund commenced investment operation on June 28, 2013 with Class M and Class I shares. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares. Class I was added on March 31, 2004. The Alpha Trak 500 Fund commenced investment operations on June 29, 1998 with Class M shares. Each Fund is an investment company following the accounting and reporting guidance in FinancialAccounting Standards Board (the “FASB”)Accounting Standards Codification ( the “ASC”) No. 946, Financial Services – Investment Companies.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a diversified portfolio of high-yield, fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

The Floating Rate Income Fund seeks primarily to maximize current income with a secondary objective of long term capital appreciation.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector- and issue-specific dislocations.

165 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (the “S&P 500 Index”). The Fund combines non-leveraged investments in S&P 500 Index futures contracts and swaps with a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.mwamllc.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities which mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetropolitanWest (“MetWest”). When the Funds use these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Semi-Annual Report September 2014 / 166

Notes to Financial Statements (Continued)

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the statements of operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare distributions daily and pay them monthly to shareholders.TheAlphaTrak 500 Fund expects to declare and pay distributions to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns files for the prior three and four fiscal years, respectively.

As of and during the six months ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Recent Accounting Pronouncements:

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings.The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

167 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) having a maturity of 60 days or less generally are valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the

Semi-Annual Report September 2014 / 168

Notes to Financial Statements (Continued)

bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of September 30, 2014, Level 3 securities consist of certain asset-backed securities, bank loans, collateralized mortgage obligations, common stocks, corporate bonds and warrants.

169 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value September 30, 2014 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$2,079,739	$–	$2,079,739
Money Market Funds	3,810,000	–	–	3,810,000
U.S. Agency Discount Notes	–	17,768,999	–	17,768,999
Long-Term Investments:
Asset-Backed Securities	–	7,805,378	–	7,805,378
Bank Loans	–	627,629	–	627,629
Corporates	–	27,004,105	–	27,004,105
Mortgage-Backed	–	122,316,974	69,183	122,386,157
Municipal Bonds	–	1,296,810	–	1,296,810
U.S. Agency Securities	–	5,210,331	–	5,210,331
U.S. Treasury Securities	330,258	–	–	330,258

Total	$4,140,258	$184,109,965	$69,183	$188,319,406

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$25,996,736	$–	$25,996,736
Money Market Funds	71,524,000	–	–	71,524,000
U.S. Agency Discount Notes	–	458,910,911	–	458,910,911
U.S. Treasury Bills	204,998	–	–	204,998
Long-Term Investments:
Asset-Backed Securities	–	527,954,014	–	527,954,014
Bank Loans	–	23,618,191	–	23,618,191
Corporates	–	633,066,420	893,200	633,959,620
Mortgage-Backed	–	1,560,003,467	4,677,098	1,564,680,565
Municipal Bonds	–	38,676,417	–	38,676,417
Purchased Swaptions	–	416,925	–	416,925
U.S. Agency Securities	–	144,820,890	–	144,820,890
U.S. Treasury Securities	21,686,576		–	21,686,576
Other Financial Instruments *
Assets:
Interest rate contracts	174,054	–	–	174,054
Liabilities:
Interest rate contracts	(18,410)	(281,956)	–	(300,366)

Total	$93,571,218	$3,413,182,015	$5,570,298	$3,512,323,531

*Other financial instruments include futures, written swaptions and swaptions. Interest rate contracts include futures, written swaptions and swaptions.

Semi-Annual Report September 2014 / 170

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$5,273,625	$–	$5,273,625
Money Market Funds	12,938,000	–	–	12,938,000
U.S. Agency Discount Notes	–	22,079,589	–	22,079,589
U.S. Treasury Bills	41,000	–	–	41,000
Long-Term Investments:
Asset-Backed Securities	–	61,742,496	–	61,742,496
Bank Loans	–	724,037	–	724,037
Corporates	–	100,961,053	–	100,961,053
Mortgage-Backed	–	207,979,074	–	207,979,074
Municipal Bonds	–	7,899,904	–	7,899,904
U.S. Agency Securities	–	9,345,712	–	9,345,712
U.S. Treasury Securities	230,597,351	–	–	230,597,351
Other Financial Instruments *
Assets:
Interest rate contracts	30,350	33,591	–	63,941
Liabilities:
Interest rate contracts	(3,452)	(678)	–	(4,130)

Total	$243,603,249	$416,038,403	$–	$659,641,652

*Other financial instruments include futures, swap contracts and swaptions. Interest rate contracts include futures, interest rate swaps and swaptions.

171 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$532,919,881	$–	$532,919,881
Money Market Funds	667,501,000	–	–	667,501,000
Repurchase Agreements	–	288,000,000	–	288,000,000
U.S. Agency Discount Notes	–	2,627,193,372	–	2,627,193,372
U.S. Treasury Bills	13,268,743	–	–	13,268,743
Long-Term Investments:
Asset-Backed Securities	–	3,039,640,159	64,832,420	3,104,472,579
Bank Loans	–	80,787,280	–	80,787,280
Call Options Purchased	733,125	–	–	733,125
Common Stock	12,670,891	–	–	12,670,891
Corporates	–	4,625,580,565	1,876,000	4,627,456,565
Foreign Government Obligations	–	80,520,603	–	80,520,603
Mortgage-Backed	–	14,671,427,515	32,626,334	14,704,053,849
Municipal Bonds	–	546,145,163	–	546,145,163
Purchased Swaptions	–	27,453,651	–	27,453,651
Put Options Purchased	11,659,688	–	–	11,659,688
U.S. Agency Securities	–	275,543,990	–	275,543,990
U.S. Treasury Securities	10,726,485,696	–	–	10,726,485,696
Other Financial Instruments *
Assets:
Interest rate contracts	5,219,946	26,340,824	–	31,560,770
Liabilities:
Credit contracts	–	(392,958)	–	(392,958)
Interest rate contracts	(13,575,761)	(27,257,148)	–	(40,832,909)

Total	$11,423,963,328	$26,793,902,897	$99,334,754	$38,317,200,979

*Other financial instruments include futures, swap contracts, written call and put options, written swaptions and swaptions. Credit contracts include credit default swaps. Interest rate contracts include futures, interest rate swaps, written call and put options, written swaptions and swaptions.

Semi-Annual Report September 2014 / 172

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$36,043,000	$–	$–		$36,043,000
U.S. Agency Discount Notes	–	9,999,952	–		9,999,952
Long-Term Investments:
Asset-Backed Securities	–	18,262,996	–		18,262,996
Bank Loans	–	168,072,723	5,287,956	*	173,360,679
Common Stock	4,471,241	–	19,574,929		24,046,170
Corporates	–	1,437,274,163	–		1,437,274,163
Mortgage-Backed	–	407,953	1		407,954
Warrant	–	–	–	**	–
Other Financial Instruments ***
Assets:
Credit contracts	–	769,690	–		769,690

Total	$40,514,241	$1,634,787,477	$24,862,886		$1,700,164,604

*As of September 30, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**As of September 30, 2014, PR Wireless, Inc., Open Mobile Warrant, Term Loan B, 1st Lien had a $0 market value.

***Other financial instruments include swap contracts. Credit contracts include credit default swaps.

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$5,659,289	$–	$5,659,289
Money Market Funds	19,440,000	–	–	19,440,000
U.S. Agency Discount Notes	–	105,792,470	–	105,792,470
U.S. Treasury Bills	469,991	–	–	469,991
Long-Term Investments:
Asset-Backed Securities	–	186,579,145	–	186,579,145
Bank Loans	–	6,327,014	–	6,327,014
Corporates	–	192,778,584	–	192,778,584
Foreign Government Obligations	–	5,139,975	–	5,139,975
Mortgage-Backed	–	426,336,087	60,251	426,396,338
Municipal Bonds	–	15,141,981	–	15,141,981
Mutual Funds	51,037	–	–	51,037
U.S. Agency Securities	–	14,549,268	–	14,549,268
U.S. Treasury Securities	506,396	–	–	506,396
Other Financial Instruments *
Assets:
Interest rate contracts	270,321	–	–	270,321

Total	$20,737,745	$958,303,813	$60,251	$979,101,809

*Other financial instruments include futures. Interest rate contracts include futures.

173 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$2,734,000	$–	$–		$2,734,000
U.S. Agency Discount Notes	–	12,720,881	–		12,720,881
Long-Term Investments:
Bank Loans	–	98,270,532	1,057,591		99,328,123
Corporates	–	13,435,286	–		13,435,286
Municipal Bonds	–	672,300	–		672,300
U.S. Agency Securities	–	1,921,855	–		1,921,855

Total	$2,734,000	$127,020,854	$1,057,591		$130,812,445

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$4,159,197	$–		$4,159,197
Money Market Funds	4,010,000	–	–		4,010,000
U.S. Agency Discount Notes	–	22,784,230	–		22,784,230
U.S. Treasury Bills	13,000	–	–		13,000
Long-Term Investments:
Asset-Backed Securities	–	39,282,264	1,167,162		40,449,426
Bank Loans	–	961,892	–	*	961,892
Common Stock	84,271	–	636,169		720,440
Corporates	–	19,768,494	–		19,768,494
Mortgage-Backed	–	101,445,798	400		101,446,198
Mutual Funds	22,786	–	–		22,786
U.S. Agency Securities	–	1,121,208	–		1,121,208
U.S. Treasury Securities	390,805	–	–		390,805
Other Financial Instruments **
Assets:
Interest rate contracts	7,342	–	–		7,342

Total	$4,528,204	$189,523,083	$1,803,731		$195,855,018

*As of September 30, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**Other financial instruments include futures. Interest rate contracts include futures.

Semi-Annual Report September 2014 / 174

Notes to Financial Statements (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$104,000	$–	$–	$104,000
U.S. Agency Discount Notes	–	1,424,983	–	1,424,983
U.S. Treasury Bills	81,998	–	–	81,998
Long-Term Investments:
Asset-Backed Securities	–	666,289	–	666,289
Corporates	–	769,503	44,800	814,303
Mortgage-Backed	–	1,859,951	99,758	1,959,709
Municipal Bonds	–	50,000	–	50,000
U.S. Agency Securities	–	85,089	–	85,089
Other Financial Instruments *
Liabilities:
Equity contracts	(19,014)	(51,082)	–	(70,096)

Total	$166,984	$4,804,733	$144,558	$5,116,275

*Other financial instruments include total return swap contracts and futures. Equity contracts include total return swaps and futures.

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred between levels 1 and 2 for the six months ended September 30, 2014.

For the six months ended September 30, 2014, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2014	$75,655
Realized (loss)	(5,671)
Change in unrealized (depreciation)*	(801)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of September 30, 2014	$69,183

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $801 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the six months ended September 30, 2014.

175 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2014	$877,250	$5,060,781
Accrued discounts/premiums	46	–
Realized (loss)	–	(113,003)
Change in unrealized appreciation/(depreciation)*	15,904	(270,680)
Purchases	–	–
Sales	–	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of
September 30, 2014	$893,200	$4,677,098

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $(254,776) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the six months ended September 30, 2014.

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2014	$66,695,628	$1,842,500	$34,813,444
Accrued discounts/premiums	–	3,433	–
Realized (loss)	(2,105,451)	–	(3,007,624)
Change in unrealized appreciation*	242,243	30,067	820,514
Purchases	–	–	–
Sales	–	–	–
Transfers into Level 3**	–	–	–
Transfers out of Level 3**	–	–	–

Balance as of
September 30, 2014	$64,832,420	$1,876,000	$32,626,334

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $848,743 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the six months ended September 30, 2014.

Semi-Annual Report September 2014 / 176

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES	WARRANT

Balance as of
April 1, 2014	$4,975,000	***	$–	$1	$–
Accrued discounts/premiums	16,697		–	–	–
Realized gain/(loss)	–		–	–	–
Change in unrealized appreciation/ (depreciation)*	34,589		(16,633,356)	–	–
Purchases	261,670		–	–	–
Sales	–		–	–	–
Transfers into Level 3**	–		36,208,285	–	–
Transfers out of Level 3**	–		–	–	–

Balance as of
September 30, 2014	$5,287,956	***	$19,574,929	$1	–	****

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $34,589 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of September 30, 2014, the Fund used unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $36,208,285 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of September 30, 2014 and March 31, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**** As of September 30, 2014, PR Wireless, Inc., Open Mobile Warrant, Term Loan B, 1st Lien had a $0 market value.

UNCONSTRAINED BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2014	$65,416
Realized (loss)	(7,627)
Change in unrealized appreciation*	2,462
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of
September 30, 2014	$60,251

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $2,462 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the six months ended September 30, 2014.

177 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of
April 1, 2014	$995,000
Accrued discounts/premiums	3,288
Realized gain/(loss)	–
Change in unrealized appreciation*	6,969
Purchases	52,334
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of
September 30, 2014	$1,057,591

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $6,969 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the six months ended September 30, 2014.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$1,910,625	$–	***	$–	$400
Realized (loss)	(246,913)	–		–	–
Change in unrealized appreciation/ (depreciation)*	116,291	–		(565,255)	–
Purchases	(612,841)	–		–	–
Sales	–	–		–	–
Transfers into Level 3**	–	–		1,201,423	–
Transfers out of Level 3**	–	–		–	–

Balance as of September 30, 2014	$1,167,162	$–	***	$636,168	$400

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $1 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of September 30, 2014, the Fund used unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs in determining the value of the same investments. As a result, investments with a end of period value of $1,201,423 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of September 30, 2014 and March 31, 2014, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

Semi-Annual Report September 2014 / 178

Notes to Financial Statements (Continued)

ALPHATRAK 500 FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2014	$44,000	$109,090
Realized (loss)	–	(8,247)
Change in unrealized appreciation/ (depreciation)*	800	(1,085)
Purchases	–	–
Sales	–	–
Transfers into Level 3**	–	–
Transfers out of Level 3**	–	–

Balance as of September 30, 2014	$44,800	$99,758

* The change in unrealized appreciation/(depreciation) on securities still held at September 30, 2014 was $(285) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the six months ended September 30, 2014.

Significant unobservable valuations inputs for Level 3 investments as of September 30, 2014, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-
Agency	$69,183	Methods of Comparables/Consensus Pricing	Offered Quote	1.45	1.45
LOW DURATION BOND FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$893,200	Methods of Comparables/Consensus Pricing	Offered Quote	56.00	56.00
Mortgage-Backed Securities-Non-
Agency	$4,677,098	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	2.20
TOTAL RETURN BOND FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$64,832,420	Methods of Comparables/Consensus Pricing	Offered Quote	99.99 - 100.00	100.00
Corporate Securities	$1,876,000	Methods of Comparables/Consensus Pricing	Offered Quote	0.00 - 56.00	56.00
Mortgage-Backed Securities-Non-
Agency	$32,626,334	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	2.26
HIGH YIELD BOND FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$5,287,956	Methods of Comparables/Consensus Pricing	Offered Quote	0.00 - 100.50	100.50
Common Stock	$19,574,929	Methods of Comparables/Consensus Pricing	Offered Quote	0.01 - 56.33	56.33
Mortgage-Backed Securities-Non-
Agency	$1	Methods of Comparables/Consensus Pricing	Offered Quote	0.03	0.03

179 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$60,251	Methods of Comparables/Consensus Pricing	Offered Quote	0.79 - 8.77	2.00
FLOATING RATE INCOME FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,057,591	Methods of Comparables/Consensus Pricing	Offered Quote	100.50	100.50
STRATEGIC INCOME FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$1,167,162	Methods of Comparables/Consensus Pricing	Offered Quote	100.00	100.00
Common Stock	$636,169	Methods of Comparables/Consensus Pricing	Offered Quote	56.33	56.33
Mortgage-Backed Securities-Non-Agency	$400	Methods of Comparables/Consensus Pricing	Offered Quote	0.03 - 8.00	8.00
ALPHATRAK 500 FUND	FAIR VALUE AT 9/30/14	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$44,800	Methods of Comparables/Consensus Pricing	Offered Quote	56.00	56.00
Mortgage-Backed Securities-Non
Agency	$99,758	Methods of Comparables/Consensus Pricing	Offered Quote	1.45	1.45

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security. Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Advisor’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. TheAdvisor’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. TheAdvisor’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Advisor’s Pricing Working Group consists of the Advisor’s General Counsel, Chief Compliance Officer, Internal Regulatory Legal Counsel, members of theAdvisor’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Advisor’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Semi-Annual Report September 2014 / 180

Notes to Financial Statements (Continued)

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ statements of assets and liabilities as of September 30, 2014:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES

DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES

Interest rate contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts	Unrealized depreciation on swap contracts Premiums received on swap contracts
	Receivable for daily variation margin	Payable for daily variation margin Options written

Credit contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts	Unrealized depreciation on swap contracts Premiums received for swap contracts

Equity contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts	Unrealized depreciation on swap contracts Premiums received for swap contracts
	Receivable for daily variation margin	Payable for daily variation margin Options written

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts Options written

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of September 30, 2014:

		ASSET DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Interest contracts:
Futures[1]	$–	$177,693	$30,350	$5,219,946
Swaps	–	–	33,591	26,340,824

Total	$–	$177,693	$63,941	$31,560,770

		ASSET DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$769,690	$–	$–	$–	$–
Interest contracts:
Futures[1]	–	270,321	–	7,342	–

Total	$769,690	$270,321	$–	$7,342	$–

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s margin variation is reported within the statements of assets and liabilities.

181 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

		LIABILITY DERIVATIVE INVESTMENTS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$–	$–	$(392,958)
Interest contracts:
Futures[1]	–	(18,410)	(3,452)	(5,978,261)
Options written	–	–	–	(7,597,500)
Swaps	–	–	–	(20,988,426)
Swaptions	–	(238,087)	(678)	(6,268,722)

Total	$–	$(256,497)	$(4,130)	$(41,225,867)

	LIABILITY DERIVATIVE INVESTMENTS

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Equity contracts:
Futures[1]	$–	$–	$–	$–	$(19,014)
Swaps	–	–	–	–	(51,082)

Total	$–	$–	$–	$–	$(70,096)

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s margin variation is reported within the statements of assets and liabilities.

The following is a summary of the Funds’ realized gain/(loss) and change in unrealized appreciation/(depreciation) on derivative investments recognized in the statements of operations categorized by primary risk exposure for the six months ended September 30, 2014:

	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$–	$–	$(425,521)
Interest contracts:
Futures	–	52,134	7,624	7,852,011
Swaps	–	–	1	(3,825,156)
Written options	–	–	–	472,572

Total	$–	$52,134	$7,625	$4,073,906

	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$(425,133)	$84,931	$–	$–	$–
Equity contracts:
Futures	–	–	–	–	68,573
Swaps	–	–	–	–	304,201
Interest contracts:
Futures	–	(1,076,857)	–	(9,361)	–

Total	$(425,133)	$(991,926)	$–	$(9,361)	$372,774

Semi-Annual Report September 2014 / 182

Notes to Financial Statements (Continued)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Credit contracts:
Swaps	$–	$–	$–	$251,591
Interest contracts:
Futures[1]	–	159,283	26,898	(1,494,588)
Swaps	–	3,326	(86,332)	(23,485,638)
Options written	–	272,570	–	7,847,713

Total	$–	$435,179	$(59,434)	$(16,880,922)

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Investments.

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Credit contracts:
Swaps	$(338,297)	$(80,815)	$–	$–	$–
Equity contracts:
Futures[1]	–	–	–	–	(15,137)
Swaps	–	–	–	–	(82,889)
Interest contracts:
Futures[1]	–	30,561	–	7,342	–
Foreign currency exchange contracts:
Forwards	–	(18)	–	–	–

Total	$(338,297)	$(50,272)	$–	$7,342	$(98,026)

1 Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Investments.

183 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

	AVERAGE QUARTERLY BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS
	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Financial futures contracts:
Average number of contracts purchased	–	135	24	16,591
Average number of contracts sold	–	135	31	11,516
Average value of contracts purchased	$–	$4,592	$736	$5,103,323
Average value of contracts sold	$–	$35,229	$24,761	$4,153,217
Credit default swaps:
Average number of contracts - buy protection	–	–	–	2
Average notional value - buy protection	$–	$–	$–	$34,200,000
Interest rate swaps:
Average number of contracts - pays fixed rate	–	–	2	16
Average notional value - pays fixed rate	$–	$–	$1,445,000	$1,292,276,250
Options purchased:
Average number of contracts	–	–	–	2
Average notional value	$–	$–	$–	$3,423,294
Options written:
Average number of contracts	–	–	–	2
Average notional value	$–	$–	$–	$2,785,125
Rate floor inflation swaptions:
Average number of contracts	–	1	1	1
Average notional value	$–	$10,080,000	$1,190,000	$63,960,000
Swaptions purchased:
Average number of contracts	–	1	–	8
Average notional value	$–	$939,000	$–	$48,358,034
Swaptions written:
Average number of contracts	–	1	–	2
Average notional value	$–	$540,000	$–	$10,741,606

	AVERAGE QUARTERLY BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS
	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Financial futures contracts:
Average number of contracts purchased	–	–	–	–	13
Average number of contracts sold	–	454	–	2	–
Average value of contracts purchased	$–	$–	$–	$–	$29,715
Average value of contracts sold	$–	$478,834	$–	$1,836	$–
Credit default swaps:
Average number of contracts - buy protection	5	1	–	–	–
Average notional value - buy protection	$36,937,500	$444,000	$–	$–	$–
Total return swaps:
Average number of contracts	–	–	–	–	2
Average notional value	$–	$–	$–	$–	$3,161

Counterparty Credit Risk:

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums

Semi-Annual Report September 2014 / 184

Notes to Financial Statements (Continued)

paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and DerivativesAssociation, Inc. MasterAgreement (“ISDA MasterAgreement”) or similar agreement with its derivative contract counterparties. An ISDA MasterAgreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive.To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose in the statements of assets and liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

185 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Funds as of September 30, 2014, are as follows:

	LOW DURATION BOND FUND

COUNTERPARTY	GROSS ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED	ASSETS/(LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF ASSETS[1]
Goldman Sachs Group, Inc.
Swaptions	$416,925	$–	$(232,341)	$184,584

Total Goldman Sachs Group, Inc.	416,925	–	(232,341)	184,584

Total	$416,925	$–	$(232,341)	$184,584

1Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

	LOW DURATION BOND FUND

COUNTERPARTY	GROSS LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED	(ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF LIABILITIES[2]
Barclays, Inc.
Swaptions	$232,341	$–	$(232,341)	$–

Total Barclays, Inc.	232,341	–	(232,341)	–

Citigroup, Inc.
Swaptions	5,746	(5,746)	–	–

Total Citigroup, Inc.	5,746	(5,746)	–	–

Total	$238,087	$(5,746)	$(232,341)	$–

2Represents the net amount payable to the counterparty in the event of default.

Semi-Annual Report September 2014 / 186

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

	INTERMEDIATE BOND FUND

COUNTERPARTY	GROSS ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED	ASSETS/(LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF ASSETS[1]
Barclays, Inc.
Swap agreements	$33,591	$–	$–	$33,591

Total Barclays, Inc.	33,591	–	–	33,591

Total	$33,591	$–	$–	$33,591

1Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

	INTERMEDIATE BOND FUND

COUNTERPARTY	GROSS LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED	(ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF LIABILITIES[2]
Citigroup, Inc.
Swaptions	$678	$–	$–	$678

Total Citigroup, Inc.	678	–	–	678

Total	$678	$–	$–	$678

2Represents the net amount payable to the counterparty in the event of default.

187 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative assets and master repurchase agreements by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

	TOTAL RETURN BOND FUND

COUNTERPARTY	GROSS ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED	ASSETS/(LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF ASSETS[1]
Barclays, Inc.
Swap agreements	$15,276,475	$(5,104,000)	$(9,316,953)	$855,522
Swaptions	1,591,393	–	(1,591,393)	–

Total Barclays, Inc.	16,867,868	(5,104,000)	(10,908,346)	855,522

Citigroup, Inc.
Swap agreements	4,667,692	(700,000)	(3,806,134)	161,558

Total Citigroup, Inc.	4,667,692	(700,000)	(3,806,134)	161,558

Deutsche Bank AG
Swap agreements	54,366	–	(54,366)	–

Total Deutsche Bank AG	54,366	–	(54,366)	–

Goldman Sachs Group, Inc.
Swap agreements	2,506,766	–	(2,506,766)	–

Total Goldman Sachs Group, Inc.	2,506,766	–	(2,506,766)	–

Morgan Stanley Capital Services, Inc.
Swap agreements	3,751,041	(2,500,000)	(1,251,041)	–
Swaptions	2,506,131	–	(2,506,131)	–

Total Morgan Stanley Capital Services, Inc.	6,257,172	(2,500,000)	(3,757,172)	–

RBS Securities, Inc. Repurchase Agreement	288,000,000	(288,000,000)	–	–

Total RBS Securities, Inc.	288,000,000	(288,000,000)	–	–

Total	$318,353,864	$(296,304,000)	$(21,032,784)	$1,017,080

 1Represents the net amount receivable from the counterparty in the event of default.

Semi-Annual Report September 2014 / 188

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

		TOTAL RETURN BOND FUND
COUNTERPARTY	GROSS LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED	(ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF LIABILITIES[2]
Barclays, Inc.
Swap agreements	$6,619,332	$–	$(6,619,332)	$–
Swaptions	4,289,014	–	(4,289,014)	–

Total Barclays, Inc.	10,908,346	–	(10,908,346)	–

Citigroup, Inc.
Swaptions	3,806,134	–	(3,806,134)	–

Total Citigroup, Inc.	3,806,134	–	(3,806,134)	–

Deutsche Bank AG
Swap agreements	1,263,295	(1,133,296)	(54,366)	75,633
Swaptions	8,366,704	(8,366,704)	–	–

Total Deutsche Bank AG	9,629,999	(9,500,000)	(54,366)	75,633

Goldman Sachs Group, Inc.
Swap agreements	3,070,704	(483,222)	(2,506,766)	80,716
Swaptions	3,616,778	(3,616,778)	–	–

Total Goldman Sachs Group, Inc.	6,687,482	(4,100,000)	(2,506,766)	80,716

JPMorgan Chase & Co.
Swap agreements	280,356	(280,356)	–	–

Total JPMorgan Chase & Co.	280,356	(280,356)	–	–

Morgan Stanley Capital Services, Inc.
Swaptions	3,810,686	–	(3,757,172)	53,514

Total Morgan Stanley Capital Services, Inc.	3,810,686	–	(3,757,172)	53,514

Total	$35,123,003	$(13,880,356)	$(21,032,784)	$209,863

        2Represents the net amount payable to the counterparty in the event of default.

189 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

		HIGH YIELD BOND FUND
COUNTERPARTY	GROSS ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED	ASSETS/(LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF ASSETS[1]
Credit Suisse
Swap agreements	$91,829	$–	$–	$91,829

Total Credit Suisse	91,829	–	–	91,829

Goldman Sachs Group, Inc.
Swap agreements	271,604	(100,000)	–	171,604

Total Goldman Sachs Group, Inc.	271,604	(100,000)	–	171,604

Morgan Stanley Capital Services Inc.
Swap agreements	406,258	(406,258)	–	–

Total Morgan Stanley Capital Services Inc.	406,258	(406,258)	–	–

Total	$769,691	$(506,258)	$–	$263,433

  1Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2014, are as follows:

		ALPHATRAK 500 FUND
COUNTERPARTY	GROSS LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED	(ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF LIABILITIES[1]
Barclays, Inc.
Swap agreements	$52,450	$–	$–	$52,450

Total Barclays, Inc.	52,450	–	–	52,450

Total	$52,450	$–	$–	$52,450

               1Represents the net amount payable to the counterparty in the event of default.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

Semi-Annual Report September 2014 / 190

Notes to Financial Statements (Continued)

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National MortgageAssociation (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended September 30, 2014, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage- backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also

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Notes to Financial Statements (Continued)

involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At September 30, 2014, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended September 30, 2014, the Funds’ did not receive in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master RepurchaseAgreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2014, the Total Return Bond Fund held a repurchase agreement.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under Master Repurchase Agreements (MRA), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency

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Notes to Financial Statements (Continued)

of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the six months ended September 30, 2014.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the advisor’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write, call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of September 30, 2014, the The Low Duration Bond Fund and the Total Return Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the

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Notes to Financial Statements (Continued)

time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2014, for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

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Notes to Financial Statements (Continued)

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At September 30, 2014, the Low Duration Bond Fund and the Total Return Bond Fund held written swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At September 30, 2014, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

4.	RISK CONSIDERATIONS

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Funds’ investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments

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Notes to Financial Statements (Continued)

in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ statements of assets and liabilities.

5.	SECURITIES TRANSACTIONS

Investment transactions for the six months ended September 30, 2014 excluding U.S. government and short-term investments, were as follows:

PORTFOLIO	PURCHASES	SALES
Ultra Short Bond Fund	$41,720,273	$19,029,291
Low Duration Bond Fund	785,165,738	610,656,539
Intermediate Bond Fund	265,962,305	211,321,127
Total Return Bond Fund	29,528,802,673	25,507,733,584
High Yield Bond Fund	546,803,997	869,633,529
Unconstrained Bond Fund	314,315,964	80,675,320
Floating Rate Income Fund	40,931,140	25,543,919
Strategic Income Fund	26,591,777	28,047,522
AlphaTrak 500 Fund	514,863	626,802

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Notes to Financial Statements (Continued)

Investment transactions in U.S. government securities for the six months ended September 30, 2014 were as follows:

PORTFOLIO	PURCHASES	SALES
Ultra Short Bond Fund	-	$777,042
Low Duration Bond Fund	8,136,529	13,870,193
Intermediate Bond Fund	401,415,431	259,913,413
Total Return Bond Fund	13,759,901,919	9,831,229,909
High Yield Bond Fund	-	-
Unconstrained Bond Fund	-	1,198,864
Floating Rate Income Fund	-	-
Strategic Income Fund	-	921,349
AlphaTrak 500 Fund	-	-

Transactions in option and swaption contracts written for the six months ended September 30, 2014, were as follows:

	TOTAL RETURN BOND FUND		TOTAL RETURN BOND FUND

	CALL CONTRACTS	CALL PREMIUMS	PUT CONTRACTS	PUT PREMIUMS
Outstanding at April 1, 2014	–	$–	–	$–
Options written during period	6,100	998,059	115,400	13,064,240
Options closed during period	(1,500)	(318,455)	(19,700)	(3,004,956)
Options expired during period	–	–	–	–
Options exercised during period	–	–	–	–

Outstanding at September 30, 2014	4,600	$679,604	95,700	$10,059,284

	LOW DURATION BOND FUND		TOTAL RETURN BOND FUND

	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding at April 1, 2014	3,000	$(540,000)	5,560,600	$14,322,141
Swaptions written during period	–	–	–	–
Swaptions closed during period	–	–	–	–
Swaptions expired during period	–	–	–	–
Swaptions exercised during period	–	–	–	–

Outstanding at September 30, 2014	3,000	$(540,000)	5,560,600	$14,322,141

6.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, theAdviser charges the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, the Unconstrained Bond Fund and the Floating Rate Income Fund a fee, computed daily and payable monthly, at an annual rate of 0.25%, 0.30%, 0.35%, 0.35%, 0.50%, 0.65% and 0.55%, respectively, of each Fund’s average daily net assets. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets for the relevant 12-month performance period), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Merrill Lynch Three Month U.S. Treasury Bill Index, plus 2.00% over the same period. Under this agreement, the basic fee was increased by 0.67% resulting in $1,927,730 of total management fees for the six months ended September 30, 2014. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets for the relevant three-month performance period), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index, plus an annualized margin of 1.00% over the same period. Under this agreement, the basic fee was decreased by 0.06% resulting in $7,384 total management fees for the six months ended September 30, 2014.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses as described in the table below. The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to

197 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

Investment advisory fees and related contractual expense limitations for the six months ended September 30, 2014, were as follows:

PORTFOLIO	INVESTMENT ADVISORY FEE RATE				CONTRACTUAL EXPENSE LIMITATION[1]
	CLASS M	CLASS I	ADMINSTRATIVE CLASS	PLAN CLASS	CLASS M	CLASS I	ADMINSTRATIVE CLASS	PLAN CLASS
Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	0.50%	0.34%	N/A	N/A
Low Duration Bond Fund	0.30	0.30	0.30%	N/A	0.63	0.44	0.83%	N/A
Intermediate Bond Fund	0.35	0.35	N/A	N/A	0.70	0.49	N/A	N/A
Total Return Bond Fund	0.35	0.35	0.35	0.35%	0.70	0.49	0.90	0.39%
High Yield Bond Fund	0.50	0.50	N/A	N/A	0.85	0.60	N/A	N/A
Unconstrained Bond Fund	0.65	0.65	N/A	N/A	1.04	0.80	N/A	N/A
Floating Rate Income Fund*	0.55	0.55	N/A	N/A	0.90	0.70	N/A	N/A
Strategic Income Fund	0.50 - 1.90	0.50 - 1.90	N/A	N/A	2.35	2.10	N/A	N/A
AlphaTrak 500 Fund	0.00 - 0.70	N/A	N/A	N/A	0.90	N/A	N/A	N/A

1The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31,2015, unless approved by the Board.

*The Floating Rate Income Fund Class M and Class I commenced operations on June 28, 2013.

At September 30, 2014, the balance of recoupable expenses with expiration dates for the Funds were as follows:

PORTFOLIO	2015	2016	2017	2018	TOTAL
Ultra Short Bond Fund	$183,240	$158,547	$163,689	$114,788	$620,264
Low Duration Bond Fund	–	–	–	162,567	162,567
Intermediate Bond Fund	141,613	117,147	103,858	28,057	390,675
Total Return Bond Fund	–	–	–	457,342	457,342
High Yield Bond Fund	628,464	681,824	358,500	652,445	2,321,233
Unconstrained Bond Fund	74,785	261,222	189,032	53,158	578,197
Floating Rate Income Fund*	–	–	123,362	91,895	215,257
Strategic Income Fund	–	–	–	4,617	4,617
AlphaTrak 500 Fund	91,760	120,886	129,255	61,064	402,965

Total	$1,119,862	$1,339,626	$1,067,696	$1,625,933	$5,153,117

*The Floating Rate Income Fund commenced operations on June 28, 2013.

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the independent trustees receives an annual retainer of $20,000 and $6,250 for each meeting of the Board attended. The chairman of the Board receives an annual retainer of $35,000. The respective chairman of the Audit Committee and the Nominating Committee each receive additional annual retainer of $5,000. The Trust has an unfunded, nonqualified deferred compensation plan (the “Plan”) for certain eligible Trustees. The Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Plan are recorded in Trustees’ fees and expenses in the statements of operations.

Semi-Annual Report September 2014 / 198

Notes to Financial Statements (Continued)

7.	SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the HighYield Bond Fund, the Unconstrained Bond Fund, the Floating Rate Income Fund, the Strategic Income Fund, the AlphaTrak 500 Fund and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the Plan, the Trust pays Foreside Funds Distributor LLC, as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and Administrative Class shares to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the six months ended September 30, 2014. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees.

The Funds’ Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

8.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	ULTRA SHORT BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	22,570,620	13,217,475	23,363,249	15,745,736

Shares sold	8,640,152	27,953,048	9,487,736	15,456,648
Shares issued through reinvestment of distributions	74,485	183,981	92,919	193,900
Shares redeemed	(9,124,280)	(18,783,884)	(10,993,565)	(8,033,035)

Net increase/(decrease) in fund shares	(409,643)	9,353,145	(1,412,910)	7,617,513

Shares outstanding at end of period	22,160,977	22,570,620	21,950,339	23,363,249

	LOW DURATION BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	217,742,881	129,173,819	192,340,693	83,973,137	318,346	9,212

Shares sold	42,024,110	187,311,933	53,644,674	178,970,115	101,587	330,484
Shares issued through reinvestment of distributions	1,485,777	2,802,091	1,161,593	2,223,014	2,109	1,591
Shares redeemed	(34,047,032)	(101,544,962)	(66,297,548)	(72,825,573)	(23,396)	(22,941)

Net increase/(decrease) in fund shares	9,462,855	88,569,062	(11,491,281)	108,367,556	80,300	309,134

Shares outstanding at end of period	227,205,736	217,742,881	180,849,412	192,340,693	398,646	318,346

199 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

	INTERMEDIATE BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	13,747,737	10,811,912	33,860,829	18,502,990

Shares sold	3,597,413	9,450,714	16,993,918	23,398,888
Shares issued through reinvestment of distributions	111,496	231,580	351,710	650,659
Shares redeemed	(2,517,320)	(6,746,469)	(3,121,056)	(8,691,708)

Net increase in fund shares	1,191,589	2,935,825	14,224,572	15,357,839

Shares outstanding at end of period	14,939,326	13,747,737	48,085,401	33,860,829

	TOTAL RETURN BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	991,398,572	989,142,309	1,500,776,593	1,253,790,292

Shares sold	193,987,251	318,644,159	603,605,103	744,686,158
Shares issued through reinvestment of distributions	11,054,375	30,935,985	17,330,443	39,507,301
Shares redeemed	(104,335,395)	(347,323,881)	(154,159,469)	(537,207,158)

Net increase in fund shares	100,706,231	2,256,263	466,776,077	246,986,301

Shares outstanding at end of period	1,092,104,803	991,398,572	1,967,552,670	1,500,776,593

	TOTAL RETURN BOND FUND
	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS	PLAN CLASS	PLAN CLASS
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	3,690,553	1,444,027	53,170,708	33,826,317

Shares sold	3,835,069	3,954,425	45,155,370	31,667,721
Shares issued through reinvestment of distributions	52,364	64,695	958,498	1,546,825
Shares redeemed	(756,821)	(1,772,594)	(5,060,707)	(13,870,155)

Net increase in fund shares	3,130,612	2,246,526	41,053,161	19,344,391

Shares outstanding at end of period	6,821,165	3,690,553	94,223,869	53,170,708

Semi-Annual Report September 2014 / 200

Notes to Financial Statements (Continued)

	HIGH YIELD BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I

	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	127,558,737	126,097,260	87,767,382	94,178,471

Shares sold	12,453,219	61,840,408	16,567,034	49,975,787
Shares issued through reinvestment of distributions	2,430,929	9,519,989	1,773,746	6,158,115
Shares redeemed	(50,243,815)	(69,898,920)	(22,228,637)	(62,544,991)

Net increase/(decrease) in fund shares	(35,359,667)	1,461,477	(3,887,857)	(6,411,089)

Shares outstanding at end of period	92,199,070	127,558,737	83,879,525	87,767,382

	UNCONSTRAINED BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I

	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	25,774,571	8,473,001	34,812,893	7,448,148

Shares sold	8,141,807	25,553,932	22,205,853	31,769,695
Shares issued through reinvestment of distributions	220,289	408,099	426,459	609,872
Shares redeemed	(5,980,017)	(8,660,461)	(4,090,666)	(5,014,822)

Net increase in fund shares	2,382,079	17,301,570	18,541,646	27,364,745

Shares outstanding at end of period	28,156,650	25,774,571	53,354,539	34,812,893

	FLOATING RATE INCOME FUND*

	CLASS M	CLASS M*	CLASS I	CLASS I*

	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	PERIOD ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	PERIOD ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	516,522	–	11,226,948	–

Shares sold	1,068,138	624,075	1,292,997	13,515,542
Shares issued through reinvestment of distributions	8,370	5,179	196,000	256,144
Shares redeemed	(941,440)	(112,732)	(53,656)	(2,544,738)

Net increase in fund shares	135,068	516,522	1,435,341	11,226,948

Shares outstanding at end of period	651,590	516,522	12,662,289	11,226,948

                *The Floating Rate Income Fund Class M and Class I commenced operations on June 28, 2013.

201 / Semi-Annual Report September 2014

Notes to Financial Statements (Continued)

	STRATEGIC INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	8,822,680	4,423,767	17,673,869	21,493,915

Shares sold	2,225,233	7,763,355	4,645,561	5,759,239
Shares issued through reinvestment of distributions	76,418	152,366	89,076	176,115
Shares redeemed	(1,662,366)	(3,516,808)	(7,866,248)	(9,755,400)

Net increase/(decrease) in fund shares	639,285	4,398,913	(3,131,611)	(3,820,046)

Shares outstanding at end of period	9,461,965	8,822,680	14,542,258	17,673,869

	ALPHATRAK FUND
	CLASS M	CLASS M
	PERIOD ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEAR ENDED MARCH 31, 2014
Change in Fund shares:
Shares outstanding at beginning of period	821,625	1,150,859

Shares sold	216,573	431,289
Shares issued through reinvestment of distributions	5,363	12,521
Shares redeemed	(282,447)	(773,044)

Net (decrease) in fund shares	(60,511)	(329,234)

Shares outstanding at end of period	761,114	821,625

9.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2014, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORTTERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$171,312	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$186,878	$4,662,406
Low Duration Bond Fund	–	–	99,373,584	21,029,490	42,081,240	755,176	52,093,396
Total Return Bond Fund	–	–	–	–	–	153,433,812	–
Unconstrained Bond Fund	–	–	–	–	–	828,570	–
Strategic Income Fund	–	6,589,872	47,852,416	18,413,032	41,345,040	–	3,985,704
AlphaTrak 500 Fund	–	–	64,047,338	15,892,244	12,617,196	–	–

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

Semi-Annual Report September 2014 / 202

Notes to Financial Statements (Continued)

Tax Basis of Distributable Income:

As of March 31, 2014, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Undistributed ordinary income (inclusive of short-term gains)	$19,845	$422,946	$66,974	$5,148,439
Undistributed long-term gains	–	–	170,592	–
Other temporary differences	(19,593)	(329,711)	(23,971)	(7,091,333)
Accumulated capital loss carryforwards and post-October losses	(48,556,401)	(215,332,886)	–	(153,433,812)
Net unrealized appreciation	975,745	34,694,664	11,738,829	926,434,782

Total accumulated earnings/(losses)	$(47,580,404)	$(180,544,987)	$11,952,424	$771,058,076

	HIGH YIELD BOND FUND	UNCONSTRAINED BOND FUND	FLOATING RATE INCOME FUND*	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Undistributed ordinary income (inclusive of short-term capital gains)	$4,088,112	$290,569	$885,055	$–	$15,120
Other temporary differences	(817,270)	(63,321)	(4,964)	(129,588)	(32,889)
Accumulated capital loss carryforwards and post-October losses	–	(828,570)	–	(118,186,064)	(92,556,778)
Net unrealized appreciation	38,049,399	11,105,131	1,340,671	9,316,593	93,405

Total accumulated earnings/(losses)	$41,320,241	$10,503,809	$2,220,762	$(108,999,059)	$(92,481,142)

* The Floating Rate Income Fund Class M and Class I commenced operations on June 28, 2013.

Permanent differences incurred during the fiscal year ended March 31, 2014, resulting from differences in book and tax accounting have been reclassified at year-end as follows:

FUND	INCREASE/(DECREASE) UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	INCREASE/(DECREASE) ACCUMULATED NET REALIZED GAIN/(LOSS)	(DECREASE) PAID-IN-CAPITAL

Ultra Short Bond Fund	$(1,143)	$1,143	$–
Low Duration Bond Fund	(349,059)	9,038,060	(8,689,001)
Intermediate Bond Fund	10,514	249,251	(259,765)
Total Return Bond Fund	(10,248,453)	23,577,117	(13,328,664)
High Yield Bond Fund	3,102,118	(3,102,118)	–
Unconstrained Bond Fund	(221,400)	221,400	–
Floating Rate Income Fund*	257	–	(257)
Strategic Income Fund	(231,547)	1,332,527	(1,100,980)
AlphaTrak 500 Fund	10	(10)	–

* The Floating Rate Income Fund Class M and Class I commenced operations on June 28, 2013.

Tax Basis of Distributions to Shareholders:

	ULTRA SHORT BOND FUND		LOW DURATION BOND FUND

	MARCH 31, 2014	MARCH 31, 2013	MARCH 31, 2014	MARCH 31, 2013
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$1,716,333	$1,887,259	$47,808,885	$49,702,256

Total taxable distributions	$1,716,333	$1,887,259	$47,808,885	$49,702,256

203 / Semi-Annual Report September 2014

Notes to Financial Statements (Concluded)

	INTERMEDIATE BOND FUND		TOTAL RETURN BOND FUND

	MARCH 31, 2014	MARCH 31, 2013	MARCH 31, 2014	MARCH 31, 2013
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$9,434,302	$13,383,964	$711,772,440	$1,111,625,675
Net long-term capital gains	368,271	2,349,615	153,402,861	169,182,910

Total taxable distributions	$9,802,573	$15,733,579	$865,175,301	$1,280,808,585

	HIGH YIELD BOND FUND		UNCONSTRAINED BOND FUND

	MARCH 31, 2014	MARCH 31, 2013	MARCH 31, 2014	MARCH 31, 2013
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$158,013,280	$168,817,535	$12,518,123	$3,032,545
Net long-term capital gains	20,912,662	1,049,822	137,083	–

Total taxable distributions	$178,925,942	$169,867,357	$12,655,206	$3,032,545

	FLOATING RATE INCOME FUND*	STRATEGIC INCOME FUND		ALPHATRAK 500 FUND

	MARCH 31, 2014	MARCH 31, 2014	MARCH 31, 2013	MARCH 31, 2014	MARCH 31, 2013
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$2,689,809	$7,084,962	$10,343,830	$79,725	$79,175

Total taxable distributions	$2,689,809	$7,084,962	$10,343,830	$79,725	$79,175

* The Floating Rate Income Fund Class M and Class I commenced operations on June 28, 2013.

10.	COMMITTED LINE OF CREDIT

The Funds have entered into a $350,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”) for temporary borrowing purpose with an expiration date of September 19, 2014. The interest rate on borrowing is higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended September 30, 2014. The Funds pay the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $350,000 annually. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

11.	INDEMNIFICATIONS

Under the Funds’organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Semi-Annual Report September 2014 / 204

Approval of Investment Management Agreement by Trustees (Unaudited)

The Adviser provides investment advisory services to each Fund under an Investment Management Agreement dated February 6, 2013 (the “Agreement”) between the Trust, on behalf of each Fund, and the Adviser. The Agreement was approved for a two-year initial term by the shareholders of each Fund at a special meeting of shareholders held on November 28, 2012, which was adjourned until December 20, 2012 with respect to certain series of the Trust. The Agreement was amended on June 26, 2013 for the purpose of adding the Floating Rate Income Fund.

On September 8, 2014, the Board of Trustees of the Trust (the “Board”) approved the renewal of the Agreement for an additional one-year term from February 6, 2015 through February 5, 2016. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees met separately by telephone and in person on various occasions with their independent legal counsel to review and discuss the information that had been requested on their behalf by their independent legal counsel and presented by the Adviser for their consideration. The information, material facts, and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below. The approval of the Agreement with respect to the Fund was approved by the Board (including a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The information, material facts, and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed - During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by the Adviser, including reports on the Adviser’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed supplementary information furnished to the Independent Trustees in response to a detailed request sent to the Adviser on their behalf. That information response included extensive materials regarding each Fund’s investment results, independently prepared advisory fee and expense comparisons to other mutual funds, advisory fee comparisons to advisory fees charged by the Adviser to its institutional clients, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review process - The Independent Trustees reviewed advice regarding legal and industry standards provided by their independent legal counsel, who assisted them in their review and consideration of the renewal of the Agreement. The Independent Trustees discussed the renewal of the Agreement with the Adviser’s representatives and in private sessions at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent, and quality of services

The Board considered the depth and quality of the Adviser’s investment management process, including its research and intellectual capabilities; the experience, capability, and integrity of its senior management and other personnel; the relatively low turnover rates of its key personnel; the overall resources available to the Adviser; and the ability of its organizational structure to address the growth in assets and products under its management. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, research, and portfolio accounting. They considered the Adviser’s commitment to investing in information technology supporting investment management and compliance. They noted the substantial additional resources made available by The TCW Group, Inc. (“TCW”), the parent company of the Adviser, and the integration and harmonization of operations between the Adviser and TCW. They further noted the high level of regular communication between the Adviser and the Board.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Adviser are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board considered the investment results of each Fund in light of its investment objective. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Lipper, an independent data provider, with respect to various longer and more recent periods. In reviewing each Fund’s relative performance, the Board took into account each Fund’s distinct characteristics and its asset size, diversification, and range of investments.

205 / Semi-Annual Report September 2014

Approval of Investment Management Agreement by Trustees (Unaudited) (Continued)

The Board noted that each Fund’s performance was satisfactory over the relevant periods and in some cases very favorable, particularly from a longer-term perspective, which the Board believes is the most relevant. Certain Funds had isolated periods of performance below peer group averages, but no Fund lagged peer group averages for all periods considered (1, 3, 5 and 10 years). The Board indicated its belief that the performance of the High Yield Bond Fund, which lagged its peer group for more periods than the other Funds, remained satisfactory given the more conservative portfolio that the Adviser had established for that Fund. The Board concluded that the Adviser was implementing each Fund’s investment objective and that the Adviser’s record in managing the Funds indicates that its continued management should benefit each Fund and its shareholders.

4. Advisory fees and total expenses

The Board compared the advisory fees and total expenses of each Fund (each as a percentage of average net assets) with the median advisory fee and operating expense levels of the other mutual funds in the relevant Lipper peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board observed that each Fund’s advisory fee was below or near the median of the peer group funds on a current basis, with the exception of the Strategic Income Fund and the Unconstrained Bond Fund. The Board noted the Adviser’s comment that some mutual funds in the relevant peer groups were passive index-like funds that generally have lower fees and lower expenses to the adviser than actively managed mutual funds, such as the Funds and, therefore, provided limited comparisons. The Board considered the Adviser’s view that the Lipper peer group did not provide a suitable comparison for the Strategic Income Fund and that the Fund should instead be compared to private absolute return funds, which the Adviser views as that Fund’s closest relevant comparison and to which it compares very favorably. The Board noted that although the advisory fee for the Unconstrained Bond Fund slightly exceeds the peer group average, that Fund’s total expenses fall below the peer group average. The Board further noted that the AlphaTrak 500 Fund and Strategic Income Fund both employ a fulcrum fee that adjusts upward from a basic fee only if the Fund enjoys favorable performance against its specified benchmark (and adjusts downward in the case of unfavorable relative performance). The Board noted that such a fee structure is designed so that the fee would be on the higher end of its range only if the shareholders were able to enjoy favorable net performance. The Board noted the relevant contractual expense limitations that the Adviser has agreed to with respect to each Fund and that the Adviser historically has absorbed any expenses in excess of these limits. The Board also noted that it had very recently approved certain increases in the operating expense limits for the Funds, but still believed that the total expense ratios for each Fund remained favorable within its peer group. The Board concluded that the competitive fees charged by the Adviser should benefit each Fund and its shareholders.

The Board also reviewed information regarding the advisory fees paid by institutional clients with similar investment mandates, with accounts managed by affiliates of TCW. The Board concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, and the costs of additional infrastructure and operational resources and personnel and of complying with the more comprehensive regulatory regime applicable to mutual funds.

5. The Adviser’s costs, level of profits, and economies of scale

The Independent Trustees reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Adviser’s largest operating cost. The Independent Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. Based on their review, the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Adviser’s view that the advisory fees compare favorably to peer group fees and expenses, and remain competitive even at higher asset levels. For example, the largest Fund, the Total Return Bond Fund, is one of the largest in its peer group, but remains below the median for the advisory fee and total expenses. The Board recognized the benefits to the Funds of the Adviser’s substantial past and on-going investment in the Funds’ operations, such as obtaining key talent (including a high profile new credit analyst), systems and technology, infrastructure, and retaining key talent, as well as the financial pressures of competing against much larger firms. The Board further noted the Adviser’s past subsidies of the Funds’ operating expenses when they were newer and smaller and the Adviser’s commitment to maintain reasonable overall operating expenses for each Fund. The Board also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients rather than strictly mutual funds. The Board concluded that the Adviser was satisfactorily sharing potential economies of scale with the Funds through low fees and reinvesting in its capabilities for serving the Funds and their shareholders.

Semi-Annual Report September 2014 / 206

Approval of Investment Management Agreement by Trustees (Unaudited) (Concluded)

6. Ancillary benefits

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are fair and reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that materially benefit from the Adviser’s relationship to the Funds except through TCW’s ownership of the Adviser.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

207 / Semi-Annual Report September 2014

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Metropolitan West Funds

Privacy Policy

Our Privacy Policy

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

What You Should Know

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the U.S. Securities and Exchange Commission.

Categories of Information We Collect

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•  Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•  Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•  Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

Categories of Information We Disclose to Nonaffiliated Third Parties

•  We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

•  We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

Categories of Information We Disclose to Our Affiliated Entities

•

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

209 / Semi-Annual Report September 2014

Metropolitan West Funds

Privacy Policy (Concluded)

•

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

Information About Former Customers

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

Questions

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

Reminder About TCW’s Financial Products

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds:

•  Are not guaranteed by a bank;

•  Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•  Are not insured by the Federal Deposit Insurance Corporation; and

•  Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC.

TCW FUNDS, INC.

TCW STRATEGIC INCOME FUND, INC.

METROPOLITAN WEST FUNDS

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017 | email: privacy@tcw.com

Semi-Annual Report September 2014 / 210

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BOARD OF TRUSTEES
Andrew Tarica
Laird R. Landmann
Peter McMillan
Martin Luther King, III
Daniel D. Villanueva
Ronald J. Consiglio
Robert G. Rooney
Patrick C. Haden
Patrick Moore

OFFICERS
David Lippman
President and Principal Executive Officer

David S. DeVito
Treasurer, Chief Financial Officer and Principal
Accounting Officer

Vincent Bencivenga
Chief Compliance Officer

ADVISER
Metropolitan West Asset Management, LLC
865 South Figueroa Street, Floor 1800
Los Angeles, CA 90017

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286
TRANSFER AGENT BNY Mellon Investment Servicing (U.S.) Inc. 760 Moore Road King of Prussia, PA 19406
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Deloitte & Touche LLP 350 S. Grand Ave., Suite 200 Los Angeles, CA 90071
DISTRIBUTOR Foreside Funds Distributors LLC 899 Cassatt Road, 400 Berwyn Park Berwyn, PA 19312 LEGAL COUNSEL Paul Hastings LLP 55 Second Street, 24th Floor San Francisco, CA 94105-3441

For Additional Information about the Metropolitan West Funds call: (213) 244-0000 or (800) 241-4671 (toll-free)

www.mwamllc.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds’ voted proxies relating to portfolio’s securities during the most recent 12 month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at http://www/sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 241-4671 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

METSAR2014

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	December 8, 2014

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	December 8, 2014

*	Print the name and title of each signing officer under his or her signature.